As filed with the Securities and Exchange	Registration No. 333-57218
Commission on April 15, 2008	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 12	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]

(Check appropriate box or boxes.)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 28, 2008 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

ING USA Annuity and Life Insurance Company Separate Account B of ING USA Annuity and Life Insurance Company Deferred Combination Variable and Fixed Annuity Prospectus

ING SMARTDESIGN VARIABLE ANNUITY

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April 28 , 2008

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The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us,” “our”). It is
issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of
1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. We do not currently offer this contract for sale to new purchasers.

The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account.
See “Premium Bonus Option — Suitability.” The premium bonus option may not be available in all states.

Investment Options. The contract offers variable investment options and a fixed interest option. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate
Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III — Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying
Fund may be obtained by calling our Customer Service Center at 800-366-0066. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the April 28 , 2008 , Statement of Additional
Information (“SAI”) about the separate account by indicating your request on your application or calling us at
1-800-366-0066. You may also obtain free of charge the most recent annual and/or quarterly report of ING USA
Annuity and Life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public

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Reference Room in Washington, D.C. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-57218. You may call 1-202-551-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

·	ING USA Guaranteed Account (the Guaranteed Account)
·	Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate
Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC. The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Contract Provisions – Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

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The investment portfolios available under your Contract are:

ING Investors Trust	ING Partners, Inc.
ING AllianceBernstein Mid Cap Growth Portfolio (Class S)	ING Baron Small Cap Growth Portfolio (Service Class)
ING American Funds Asset Allocation Portfolio	ING Columbia Small Cap Value II Portfolio (Service Class)
ING American Funds Bond Portfolio	ING Davis New York Venture Portfolio (Service Class)
ING American Funds Growth Portfolio	ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING American Funds Growth-Income Portfolio	ING Oppenheimer Global Portfolio (Service Class)
ING American Funds International Portfolio	ING Templeton Foreign Equity Portfolio (Service Class)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING Evergreen Health Sciences Portfolio (Class S)	ING Van Kampen Comstock Portfolio (Service Class)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (Service Class)
ING Focus 5 Portfolio (Class S)
ING Franklin Income Portfolio (Class S)	ING Variable Funds
ING Franklin Mutual Shares Portfolio (Class S)	ING VP Growth and Income Portfolio (Class S)
ING Franklin Templeton Founding Strategy Portfolio (Class S)
ING Global Real Estate Portfolio (Class S)	ING Variable Portfolios, Inc.
ING Global Resources Portfolio (Class S)	ING BlackRock Global Science and Technology Portfolio
ING Janus Contrarian Portfolio (Class S)	(Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING International Index Portfolio (Class S)
ING Julius Baer Foreign Portfolio (Class S)	ING Lehman Brothers U. S. Aggregate Bond Index Portfolio
ING LifeStyle Aggressive Growth Portfolio (Class S)	(Class S)
ING LifeStyle Growth Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio (Class S)
ING LifeStyle Moderate Growth Portfolio (Class S)	ING RussellTMMid Cap Index Portfolio (Class S)
ING LifeStyle Moderate Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio (Class S)
ING Liquid Assets Portfolio (Class S)	ING VP Small Company Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)	ING WisdomTreeSM Global High-Yielding Equity Index
ING Marsico International Opportunities Portfolio (Class S)	Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)	ING Variable Products Trust
ING Multi-Manager International Small Cap Equity Portfolio	ING VP MidCap Opportunities Portfolio (Class S)
(Class S)
ING Oppenheimer Main Street Portfolio (Class S)	ING VP Intermediate Bond Portfolio (Class S)
ING PIMCO Core Bond Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class S)	BlackRock Variable Series Funds, Inc.
ING Templeton Global Growth Portfolio (Class S)	BlackRock Global Allocation V.I. Portfolio (Class III)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)	Fidelity Variable Insurance Products
ING Van Kampen Capital Growth Portfolio (Class S)	Fidelity VIP Contrafund Portfolio (Service Class 2)
ING Van Kampen Global Franchise Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)

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TABLE OF CONTENTS

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Notice to Existing Contract Owners

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This prospectus will be delivered to prospective purchasers in connection with sales occurring on and after April 28 , 2008 , as well as to owners having purchased the Contract earlier. The
Contract is sold on a continuous basis. And the prospectus is updated at least annually, including for any changes with the Contract, like the Company: introducing or discontinuing the availability of a rider; liberalizing a benefit or exercising any rights reserved under the Contract or a rider;
or altering administrative procedures. The Company may also make subaccount changes
(investment portfolios of the Trusts or Funds available under the Contract). Any change may or may not apply to an existing Contract. The prospectus reflects the status of the Contract (and rider availability) as of April 28 , 2008 and therefore may contain information that is inapplicable to your Contract. In the event of any conflict with the prospectus, the terms of your
Contract and any riders will control.

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CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

P.O. Box 9271
Des Moines, IA 50306-9271
1-800-366-0066

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following address when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
ING USA Annuity and Life	ING USA Annuity and Life
Insurance Company	Insurance Company
Attn: Customer Service Department	Attn: Customer Service Department
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals.
The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “Purchase and Rights” for age maximums on the calculation of death benefits. The differences are summarized as follows:

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	Option Package I			Option Package II			Option Package III

Mortality and Expense
Risk Charge[1]:	0.80%			1.10%			1.25%

Death Benefit[2] on Death	The greater of:		The greatest of:			The greatest of:
of the Annuitant[3]:	(1) The sum of all purchase		(1)	The sum of all purchase		(1)	The sum of all purchase
	payments, adjusted for			payments, adjusted for			payments, adjusted for
	amounts withdrawn or			amounts withdrawn or			amounts withdrawn or
	applied to an income			applied to an income			applied to an income
	phase payment option as			phase payment option as			phase payment option as
	of the claim date; or			of the claim date; or			of the claim date; or
	(2) The account value on the		(2)	The account value on the		(2)	The account value on the
	claim date.			claim date; or			claim date; or
			(3)	The “step-up value” on the		(3)	The “step-up value” on
				claim date.			the claim date; or
						(4)	The “roll-up value” on the
claim date.

Minimum Initial	Non-			Non-			Non-
Purchase Payment[4]:	Qualified:	Qualified:	Qualified:		Qualified:	Qualified:		Qualified:
	$15,000	$1,500		$5,000	$1,500		$5,000	$1,500

Free Withdrawals[5]:	10% of your account value		10% of your account value			10% of your account value
	each account year, non-		each account year, non-			each account year, cumulative
	cumulative.		cumulative.			to a maximum 30%.

Nursing Home Waiver
— Waiver of Early	Not
Withdrawal Charge:	Available			Available			Available

1 See “Fee Table” and “Fees.”
2 See “Death Benefit.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium
Bonus Option—Forfeiture.”
3 When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
4 See “Purchase and Rights.”
5 See “Fees.”

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See
“Premium Bonus Option.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option.
See “Fee Table” and “Fees.”

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

·	If you exercise your free look privilege and cancel your contract. See “Premium Bonus Option—
Forfeiture” and “Right to Cancel.”

·	If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Premium
Bonus Option—Forfeiture” and “Death Benefit—Premium Bonus.”

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·	Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See “Premium Bonus Option—Forfeiture” and
“Withdrawals.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “Premium Bonus Option—
Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.

·	Transfers must occur on an account anniversary.
·	A written request for the transfer must be received by us within 60 days of an account anniversary.
·	Certain minimum account values must be met.

See “Transfers Between Option Packages.”

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Free Look/Right to Cancel. You may cancel your contract within ten days (some states allow you more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See “Death Benefit.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “The
Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs ) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See
“Taxation.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual
Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You

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should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

·	Fixed Interest Options; or

·	Variable Investment Options. (The variable investment options are the subaccounts of Separate Account B.
Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

·	Receive income phase payments for a specified period of time or for life;
·	Receive income phase payments monthly, quarterly, semi-annually or annually;
·	Select an income phase payment option that provides for payments to your beneficiary; or
·	Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees Early Withdrawal Charge (As a percentage of payments withdrawn.)

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Years from Receipt
of Purchase Payment	Early Withdrawal Charge

Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Annual Maintenance Fee	$30.00[1]
Transfer Charge	$10.00[2]

1 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See
“Fees—Annual Maintenance Fee.”

2 We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “Transfers” for additional information.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

If You Do Not Elect the Premium Bonus Option

All Account
Years
Option Package I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

If You Elect the Premium Bonus Option

	Account Years	After the 7th
	1–7	Account Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%

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Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

If You Elect the Premium Bonus Option and Invest in the GET Fund

		After the 7th
	Account Years	Account
	1–7	Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	1.95%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.25%	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.40%	1.40%

*	The GET Fund guarantee charge applies during each five-year guarantee period to amounts invested in the GET Fund investment option only. See “Investment Options — Variable Investment Options” for
additional information. Effective June 21, 2007, no new series of the GET Fund are available.

Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service	0.54%	1.50%
(12b-1) fees1, and other expenses):

1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.
These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

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Examples:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000, in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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1) If you surrender your contract at the end of the applicable time period: *
1 year	3 years	5 years	10 years
$1,042	$1,642	$2,265	$3,509

2) If you annuitize at the end of the applicable time period: **
1 year	3 years	5 years	10 years
$342	$1,042	$1,765	$3,509

3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$342	$1,042	$1,765	$3,509

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*	This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after
September 19, 2000.
**	This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

Fund Fee Information

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The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
Please see “ Fees – Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not

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increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses”
for more information.

Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus we provide condensed financial information about Separate Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract for the lowest and highest combination of asset-based charges.
Complete information is available in the Statement of Additional Information.

Financial Statements
The statements of assets and liabilities, the related statements of operations and the statements of changes of
Separate Account B and the financial statements of ING USA are included in the Statement of Additional
Information.

PURCHASE AND RIGHTS

How to Purchase Please note that this contract is no longer available to purchase.

·	Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

·	Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics -- Contract Distribution”). You may purchase an interest
(or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

·	Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

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2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides.
In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date you apply for your account is 80. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or over, you may want to consider whether choosing one of these options is in your best interest. See “Death Benefit” for a description of the calculation of death benefits above certain ages. The contract may not be available to all issue ages through all broker-dealers.

Your Rights Under the Contract

  Individual Contracts. You have all contract rights.
  Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.
  Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

  One lump sum;
  Periodic payments; or
  Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See “Premium Bonus Option—Suitability.”

Purchase Payment Amounts.
The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

	Option		Option		Option

	Package I		Package II		Package III

Minimum Initial
Purchase Payment	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

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*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income.
Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,500,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

  The size and type of the prospective group, if any, to which the reduction would apply;
  The method and frequency of purchase payments to be made under the contract; and
  The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the
“Investment Options” section.

Other Contracts. We and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same subaccounts. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that these are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service
Center or your registered representative.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states allow you more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal your account value. This means that you will bear the entire investment risk for amounts allocated among the subaccounts, including applicable fund and contract fees and charges. Consequently, the amount refunded could be

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less than the amount you paid into the contract. Any premium bonus credited to your account will also be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked.
The premium bonus option may not be available under all contracts.

Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts.
This charge will also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50%
reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “Fees—Reduction or Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “Your Account
Value.”

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

  If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”
  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit—Premium Bonus.”
  Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “Withdrawals.”

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

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	Purchase	Premium	Account	Withdrawal

Date	Payment	Bonus	Value	Amount	Explanation

May 2, 2007	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase
					payment and we credit your account with
					a 4% ($4,000) premium bonus. Your
					beginning account value equals $104,000.

May 2, 2010	—	—	$120,000	$30,000	Assume that your account value grows to
					$120,000 over the next three years and
					you request a $30,000 withdrawal.
					$18,000 of that $30,000 will be subject to
					an early withdrawal charge ($30,000
					minus $12,000 (the 10% free withdrawal
					amount, see “Fees—Free Withdrawals”))
					and you would pay a $1,080 early
					withdrawal charge (6% of $18,000).
					Additionally, because $18,000 is 18% of
					the $100,000 purchase payment made in
					the first account year, 18% of your $4,000
					premium bonus, or $720, would be
					forfeited.*

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If
Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “Fees—Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate
Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds prospectuses for this and additional information.
Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the

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funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained, free of charge, from our
Customer Service Center at the address and phone number listed in “Contract Overview—Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.”Funds offered in a
Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds
) may have higher fees and expenses than a fund that invests directly in debt and equity securities.
Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The
Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the
GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your
GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET
Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options. If available in your state, the ING USA Guaranteed Account (the “Guaranteed Account”)
offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the
Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus. To obtain a copy of the Guaranteed Account prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa
50306-9271, call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

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Selecting Investment Options

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add funds, or withdraw or substitute funds available when you purchased your contract, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are also bought by other insurance companies for their variable insurance contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared—bought by more than one company
  Mixed—bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed
Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

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Transfer Requests. Requests may be made in writing, by fax or telephone or, when available, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will

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send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

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Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer
Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures.
These include recording calls on our toll-free telephone lines and requiring use of a personal identification number
(“PIN”) to execute transactions. You are responsible for keeping your PIN and account information confidential.
Please be advised that the risk of a fraudulent transaction is increased with telephone or electronic transaction (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed
Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to a money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview—Questions: Contacting the Company.” In
certain states, purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. Account rebalancing is subject to any fund purchase restrictions, however. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract Overview—Questions: Contacting the Company.”

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TRANSFERS BETWEEN OPTION PACKAGES You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days of an account anniversary.
  The following minimum account values need to be met on the date of transfer:
	Transfers to		Transfers to
	Option Package I		Option Packages II or III

Minimum
Account	Non-Qualified:	Qualified: $1,500	Non-Qualified:	Qualified: $1,500
Value	$15,000		$5,000

  You will receive a new contract schedule page upon transfer.
  Only one option package may be in effect at any time.
Transfers to	Transfers to	Transfers to
Option Package I	Option Package II	Option Package III

Death Benefit[1] :	Death Benefit[1] :	Death Benefit[1] :
The sum of all purchase payments	· The sum of all purchase payments	· The sum of all purchase
made, adjusted for amounts	made, adjusted for amounts	payments made, adjusted for
withdrawn or applied to an income	withdrawn or applied to an income	amounts withdrawn or applied
phase payment option as of the claim	phase payment option as of the	to an income phase payment
date, will continue to be calculated	claim date, will continue to be	option as of the claim date, will
from the account effective date.	calculated from the account	continue to be calculated from
· The “step-up value” under Option	effective date.	the account effective date.
Packages II and III will terminate	· If transferring from Option Package	· If transferring from Option
on the new schedule effective date.	I, the “step-up value” will be	Package I, the “step-up value”
· The “roll-up value” under Option	calculated beginning on the new	will be calculated beginning on
Package III will terminate on the	schedule effective date.	the new schedule effective date.
new schedule effective date.	· If transferring from Option Package	· If transferring from Option
	III, the “step-up value” will continue	Package II, the “step-up value”
	to be calculated from the date	will continue to be calculated
	calculated under Option Package III.	from the date calculated under
	· The “roll-up value” under Option	Option Package II.
	Package III will terminate on the	· The “roll-up value” will be
	new schedule effective date.	calculated beginning on the new
schedule effective date.

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Transfers to	Transfers to	Transfers to
Option Package I	Option Package II	Option Package III

Nursing Home Waiver[2] :	Nursing Home Waiver[2] :	Nursing Home Waiver[2] :
· The availability of the waiver of the	· If transferring from Option Package	· If transferring from Option
early withdrawal charge under the	I, the waiting period under the	Package I, the waiting period
Nursing Home Waiver will	Nursing Home Waiver will begin to	under the Nursing Home
terminate on the new schedule	be measured from the new schedule	Waiver will begin to be
effective date.	effective date.	measured from the new
	· If transferring from Option Package	schedule effective date.
	III, the waiting period will have	· If transferring from Option
	been satisfied on the new schedule	Package II, the waiting period
	effective date.	will have been satisfied on the
new schedule effective date.

Free Withdrawals[3] :	Free Withdrawals[3] :	Free Withdrawals[3] :
· If transferring from Option Package	· If transferring from Option Package	· The cumulative to 30%
III, any available free withdrawal	III, any available free withdrawal	available free withdrawal
amount in excess of 10% will be	amount in excess of 10% will be lost	amount will begin to be
lost as of the new schedule	as of the new schedule effective	calculated as of the new
effective date.	date.	schedule effective date.

[1] See “Death Benefit.”
[2] See “Fees—Nursing Home Waiver.”
[3] See “Fees—Free Withdrawals.”

FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules (As a percentage of payments withdrawn.)

Years from Receipt of	Early
Purchase Payment	Withdrawal Charge

Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

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Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn.
For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10%
or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
  Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
  Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);
  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
  If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see “Systematic Distribution Options”)); or
  Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

· More than one account year has elapsed since the schedule effective date;

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  The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and
  The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two-week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law.

Annual Maintenance Fee Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees

If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III

0.80%	1.10%	1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts.
See “The Income Phase- Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

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Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to provide a death benefit and make lifetime income phase payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III

0.15%	0.15%	0.15%

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.
We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

Premium Bonus Option Charge.

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase. See “Premium Bonus Option —
Premium Bonus Option Charge.”

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year.

ING GET U.S. Core Portfolio Guarantee Charge. Effective June 21, 2007, no new series of the GET Fund are available.

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET
Fund subaccount. See “Investment Options-Variable Investment Options.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee,

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mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is issued;
  The amount of expected purchase payments;
  A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
  The type and frequency of administrative and sales services provided; or
  The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses and described in the “Fund Fee Information” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed
Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate;
and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

· A share of the management fee deducted from fund assets;

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  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2007, that ranking would be as follows:

· Fidelity Variable Insurance Product Portfolios

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio

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and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:

  The current dollar value of amounts invested in the subaccounts; plus
  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Separate Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core
Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in “Fee
Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

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Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the GET fund. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your
account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase.

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Steps for Making A Withdrawal

Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.

However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

Select investment options. If you do not specify this, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.

Properly complete a disbursement form and deliver it to our Customer Service Center.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the
ING GET U.S. Core Portfolio and then elect to reinstate them, we will reallocate your GET amounts among other investment options in which you invested on a pro-rata basis. Previously, we would have reinstated them in a GET Fund series that was then accepting deposits. However, since June 21, 2007, no new series of the GET Fund are available.
The reinstatement privilege may be used only once.
Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the
Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

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SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

Features of a Systematic Distribution Option
A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

  SWO—Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.
  ECO—Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.
  LEO—Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Taxation.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time.
You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or our Customer Service Center at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the
Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections.
Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

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Terms to Understand: Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview—Questions: Contacting the Company.”

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

		Option Package I		Option Package II		Option Package III

Death Benefit	The greater of:		The greatest of:		The greatest of:
on Death of	(1)	The sum of all purchase	(1)	The sum of all purchase	(1)	The sum of all purchase
the		payments, adjusted for		payments, adjusted for		payments, adjusted for
Annuitant:		amounts withdrawn or		amounts withdrawn or		amounts withdrawn or
		applied to an income		applied to an income		applied to an income phase
		phase payment option		phase payment option		payment option as of the
		as of the claim date; or		as of the claim date; or		claim date; or
	(2)	The account value* on	(2)	The account value* on	(2)	The account value* on the
		the claim date.		the claim date; or		claim date; or
			(4)	The “step-up value”*	(3)	The “step-up value”* (as
				(as described below) on		described below) on the
				the claim date.		claim date; or
					(4)	The “roll-up value”* (as
described below) on the
claim date.

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*	For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

  The account value; or
  The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

  The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
  The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—
Forfeiture.”

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same

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proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless the beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a
spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)	In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/ annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;

(2)	In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and

(3)	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option
Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

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Death Benefit—Methods of Payment

For Qualified Contracts. Under a qualified contract, if the annuitant dies the beneficiary may choose one of the following three methods of payment:

  Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules). See “Taxation Minimum Distribution Requirements”;
  Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
  Elect SWO, ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See
“Taxation.”

For Nonqualified Contracts.

(1)	If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a) Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See “Taxation.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Taxation.”

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(3)	If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See
“Taxation.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you

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selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See
“Contract Overview—Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.
Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or

(b)	The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;

(b)	The joint lives of the annuitant and beneficiary;

(c)	A guaranteed period greater than the annuitant’s life expectancy; or

(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted.

  If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees—Mortality and Expense Risk Charge.”
  There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See “Fees—Administrative Expense Charge.”

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  If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “Fees—Premium Bonus Option Charge.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless the beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.

Life Income—	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

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Life Income—	Length of Payments: For as long as either annuitant lives. It is possible that only one payment
Two Lives	will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50%
of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit—None: All payments end upon the death of both annuitants.

Life Income—	Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives—	to 30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments	first death.
Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income— Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(limited	lump sum payment equal to the amount originally applied to the income phase payment option
availability—fixed	(less any applicable premium tax) and less the total amount of income payments paid.
payments only)

Life Income—Two	Length of Payments: For as long as either annuitant lives.
Lives—Cash	Continuing Payments: 100% of the payment to continue after the first death.
Refund Option	Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-
(limited	sum payment equal to the amount applied to the income phase payment option (less any
availability—fixed	applicable premium tax) and less the total amount of income payments paid.
payments only)

Nonlifetime Income Phase Payment Option

Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you elected
Guaranteed	the premium bonus option). In certain cases a lump-sum payment may be requested at any time
Payments	(see below).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.

Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

TAXATION

Introduction This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

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  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-
qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817 -5,
which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we deserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have

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yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually)over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

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  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed by August 31, 2012. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

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Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Section 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”).
The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

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Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the
Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section
402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

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Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, transfers and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code Section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or

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  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59 1/2;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings.
A partial
distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

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Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity
Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the
10% penalty tax on qualified hurricane distributions from eligible retirement plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Section 401(a), 401(k), Roth 401(k), 403(a) and IRAs
only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

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Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with
Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Section 401(a), 401(k), Roth 401(k), 403(a), IRAs and
Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code
Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed to the designated beneficiary by December 31, 2012. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

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Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k) and 403(a). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Enhanced Death Benefits

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will

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not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

Separate Account B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on
July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in the Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. The subaccounts invest directly in the shares of a pre-assigned underlying fund. Each underlying fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of an underlying fund are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the contract.

We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your contract.

The Company

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion
Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V.
(“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia.

Although we area subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA. Lion Connecticut is the holding company for Directed
Services LLC, the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the
ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products
Trust and ING Variable Product Portfolios, respectively.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters.
Federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-
competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S.
affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities
Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment

SD Variable Annuity – 147953

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of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc.
(“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.
Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the
Contracts through their registered representatives who are licensed to sell securities and variable insurance products
(“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

The following is a list of broker/dealers that are affiliated with the Company:

·	Bancnorth Investment Group, Inc.	·	ING Financial Partners, Inc.
·	Directed Services LLC	·	ING Funds Distributor, LLC
·	Financial Network Investment Corporation	·	ING Investment Management Services LLC
·	Guaranty Brokerage Services, Inc.	·	ING Private Wealth Management LLC
·	ING America Equities, Inc.	·	Multi-Financial Securities Corporation
·	ING DIRECT Securities, Inc.	·	PrimeVest Financial Services, Inc.
·	ING Financial Advisers, LLC	·	ShareBuilder Securities Corporation
·	ING Financial Markets LLC	·	Systematized Benefits Administrators, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to .50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

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  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	LPL Financial Corporation	14.	Wells Fargo Investments, LLC
2.	ING Financial Partners, Inc.	15.	Raymond James Financial Services, Inc.
3.	Citigroup Global Markets, Inc.	16.	ING Financial Advisers, LLC
4.	ING Financial Partners, Inc. - CAREER	17.	Chase Investment Services Corporation
5.	Morgan Stanley & Co. Incorporated	18.	Woodbury Financial Services Inc.
6.	PrimeVest Financial Services, Inc.	19.	Morgan Keegan and Company Inc.
7.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20.	Royal Alliance Associates, Inc.
8.	UBS Financial Services, Inc.	21.	Securities America, Inc.
9.	A. G. Edwards & Sons, Inc.	22.	National Planning Corporation
10.	Financial Network Investment Corporation	23.	Banc of America Investment Services Inc.
11.	Wachovia Securities, LLC	24.	Centaurus Financial Inc.
12.	Multi-Financial Securities Corporation	25.	MML Investors Services, Inc.
13.	Wachovia Securities, LLC – Bank

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for
Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

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We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions, the effect of which could be that a small number of contract owners decide the outcome of a vote. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

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Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a
24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to
$2,500 or less solely due to investment performance.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial condition. Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services
LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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STATEMENT OF ADDITIONAL INFORMATION

You may request an SAI by calling our Customer Service Center at the number listed in “Contract Overview — Questions: Contacting the Company.”

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APPENDIX I

ING USA Guaranteed Account

The ING USA Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the
Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed
Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or our Customer Service
Center to learn:

·	The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s)
periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the
Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

·	The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the
Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate.
The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

·	Market Value Adjustment (MVA)—as described in this appendix and in the Guaranteed Account prospectus;
·	Tax penalties and/or tax withholding—see “Taxation”;
·	Early withdrawal charge—see “Fees”; or
·	Maintenance fee—see “Fees.”

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We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge will be deducted from amounts allocated to the Guaranteed
Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Premium Bonus Option –
Forfeiture” and “Withdrawals” sections of the contract prospectus.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed
Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

·	Transfers due to participation in the dollar cost averaging program;
·	Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
·	Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
·	Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the
Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the
Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period until depleted, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term; (b) transferred to other available investment options; or (c)
withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age
59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

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Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the
Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed
Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated
in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted, any premium bonus forfeited or any taxes that were withheld at the time of withdrawal.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase.
However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. Directed Services LLC is principal underwriter and distributor of the contract. Directed Services LLC enters into sales agreements with broker-dealers to sell the contract through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the Financial Industry Regulatory Authority
(FINRA). From time to time the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

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APPENDIX II

Fixed Interest Division

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A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of
1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 28 ,
2008 . The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest
Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please
read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX III

Description of Underlying Funds

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During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our
Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder ”or “Lifestyle Funds.” Funds offered in a
Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the Lifestyle Funds
) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

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List of Fund Name Changes

Former Fund Name	Current Fund Name
ING FMRSM Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio
ING Davis Venture Value Portfolio	ING Davis New York Venture Portfolio

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING AllianceBernstein Mid Cap Growth Portfolio	Seeks long-term growth of capital.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: AllianceBernstein, L.P.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Subadviser to Master Funds: Capital
Research Management Company

ING American Funds Bond Portfolio	Seeks to maximize your level of current income and preserve
your capital.
Investment Adviser: ING Investments, LLC
Investment Subadviser to Master Funds: Capital
Research Management Company

ING American Funds Growth Portfolio	Seeks to make your investment grow.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING BlackRock Large Cap Growth Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING Evergreen Health Sciences Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Evergreen Investment
Management Company, LLC

ING FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Focus 5 Portfolio (Class S)	Seeks total return through capital appreciation and dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.
(Class S)

Investment Adviser: Directed Services LLC

ING Global Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks to provide investors with high total return.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Clarion Real Estate
Securities L.P.

ING Global Resources Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Janus Contrarian Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Janus Capital Management,
LLC

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

SD Variable Annuity - 147953	III-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Julius Baer Foreign Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Julius Baer Investment
Management, LLC

ING LifeStyle Aggressive Growth Portfolio (Class S)	Seeks growth of capital.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Growth Portfolio (Class S)	Seeks growth of capital and some current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Growth Portfolio (Class S)	Seeks growth of capital and a low to moderate level of current income.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)	Seeks growth of capital and current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

SD Variable Annuity - 147953	III-4

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio (Class S)	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

ING Multi-Manager International Small Cap Equity	Seeks long-term capital appreciation.
Portfolio (Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Schroder Investment
Management North America, Inc. and American Century
Investment Management, Inc.

ING Oppenheimer Main Street Portfolio (Class S)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Mid Cap Value Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
(Class S)	consistent with the preservation of capital and prudent
investment risk.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

SD Variable Annuity - 147953	III-5

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Capital Growth Portfolio (Class S)	Seeks long-term capital appreciation.
(formerly, ING FMRSM Large Cap Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Global Franchise Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

ING Baron Small Cap Growth Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLCInvestment
Subadviser: BAMCO, Inc.

ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.
(Service Class)

Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management
Advisors, LLC

ING Davis New York Venture Portfolio (Service Class)	A non-diversified portfolio that seeks long-term growth of
(formerly, ING Davis Venture Value Portfolio)	capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan Mid CapValue Portfolio (Service Class)	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Asset Management

SD Variable Annuity - 147953	III-6

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Oppenheimer Global Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Templeton Foreign Equity Portfolio (Service Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
(Service Class)	dividend income.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Comstock Portfolio (Service Class)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long term capital appreciation
(Service Class)	and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Funds

ING VP Growth and Income Portfolio (Class S)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock.
Investment Subadviser: ING Investment Management
Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Global Science and Technology Portfolio	Seeks long-term capital appreciation.
(Class S)

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING International Index Portfolio (Class S)	Seeks investment (before fees and expenses) results that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index.
Investment Subadviser: ING Investment Management
Co.

SD Variable Annuity - 147953	III-7

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Lehman Brothers U.S. Aggregate Bond Index	Seeks investment results (before fees and expenses) that
Portfolio (Class S)	correspond to the total return of the Lehman Brothers U.S.
Aggregate Bond Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: Lehman Brothers Asset
Management LLC

ING RussellTM Large Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200 Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Mid Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Small Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000 Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Small Company Portfolio (Class S)	Seeks.growth of capital primarily through investment in a
diversified portfolio of common stocks and securities of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co.

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks.investment returns that closely correspond to the price
Portfolio* (Class S)	and yield performance, before fees and expenses, of the
WisdomTreeSM Global High-Yielding Equity Index (“Index”)
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

* WisdomTreeSM is a servicemark of WisdomTree
Investments

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

SD Variable Annuity - 147953	III-8

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management
Co.

BlackRock Variable Series Funds, Inc.
800 Scudders Mill Road, Plainsboro, NJ 08536

BlackRock Global Allocation V.I. Portfolio (Class III)	The fund seeks to provide high total return through a fully
managed investment policy utilizing U.S. and foreign equity,
Investment Adviser: BlackRock Advisors, LLC	debt and money market instruments, the combination of which
will be varied from time to time both with respect to types of securities and markets in response to changing market and
economic trends.

Fidelity Variable Insurance Products
82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio (Service Class 2)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: FMR Co., Inc.; Fidelity
Research & Analysis Company; Fidelity Management &
Research (U.K.) Inc.; Fidelity International Investment
Advisors; Fidelity International Investment Advisors
(U.K.) Limited; Fidelity Investments Japan Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

SD Variable Annuity - 147953	III-9

APPENDIX IV

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information derives from the financial statements of the
Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Complete information is available in the SAI.
Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (“AUV”)
at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 0.95%

	2007	2006	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.64	$11.86	$12.12	$10.79	$8.47	$10.00
Value at end of period	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47
Number of accumulation units outstanding at end of period	12,345	16,278	26,508	13,783	7,507	749
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.48	$11.40	$10.15
Value at end of period	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	29,920	34,140	47,910
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73	$10.00
Value at end of period	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73
Number of accumulation units outstanding at end of period	1,081,788	905,470	713,743	551,666	327,190	86,387	23,962
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61	$10.00
Value at end of period	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61
Number of accumulation units outstanding at end of period	458,954	420,104	514,374	519,515	308,618	137,711	26,226
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.78	$12.68	$10.07
Value at end of period	$14.03	$12.78	$12.68
Number of accumulation units outstanding at end of period	44,797	38,192	20,678
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.17	$12.48	$11.97	$11.01	$10.00
Value at end of period	$14.67	$14.17	$12.48	$11.97	$11.01
Number of accumulation units outstanding at end of period	974,388	897,306	811,729	468,147	61,848

SDVA			IV-1

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.87	$13.69	$11.96	$10.79	$10.00
Value at end of period	$16.46	$14.87	$13.69	$11.96	$10.79
Number of accumulation units outstanding at end of period	1,169,947	1,117,857	946,920	479,213	67,367
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$19.20	$16.38	$13.67	$11.64	$10.00
Value at end of period	$22.71	$19.20	$16.38	$13.67	$11.64
Number of accumulation units outstanding at end of period	683,634	593,924	533,978	313,605	40,608
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.60	$11.04	$10.00
Value at end of period	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	230,746	141,657	72,996
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.38	$11.67	$10.62
Value at end of period	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	171,396	171,116	117,504
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.93	$11.22	$10.98
Value at end of period	$13.36	$12.93	$11.22
Number of accumulation units outstanding at end of period	11,924	15,652	4,666
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.23	$11.20	$10.85
Value at end of period	$12.06	$12.23	$11.20
Number of accumulation units outstanding at end of period	10,397	9,988	6,727
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.08	$10.05
Value at end of period	$10.29	$10.08
Number of accumulation units outstanding at end of period	127,183	77,168
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.18	$10.26
Value at end of period	$11.54	$11.18
Number of accumulation units outstanding at end of period	116,972	53,296
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.26	$10.87	$9.94	$9.72
Value at end of period	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	118,427	136,843	144,971	33,385
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.33	$10.83	$10.52	$9.93
Value at end of period	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	48,771	54,505	56,706	12,323

SDVA			IV-2

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.36	$12.05	$9.96
Value at end of period	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	187,448	128,496	26,655
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.72	$10.56	$10.29
Value at end of period	$11.00	$10.72	$10.56
Number of accumulation units outstanding at end of period	204,097	250,452	95,031
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.88	$11.46	$10.53
Value at end of period	$11.91	$11.88	$11.46
Number of accumulation units outstanding at end of period	9,001	10,150	2,349
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.96	$10.02
Value at end of period	$11.14	$10.96
Number of accumulation units outstanding at end of period	335,395	172,105
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.48
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	168,065
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.14
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	62,482
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$13.67	$10.87
Value at end of period	$12.55	$13.67
Number of accumulation units outstanding at end of period	44,959	48,430
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.14	$13.42	$9.56
Value at end of period	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	96,378	59,314	38,316
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.40	$11.46	$10.58
Value at end of period	$13.47	$12.40	$11.46
Number of accumulation units outstanding at end of period	13,361	6,669	6,607

SDVA

IV-3

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$16.07	$13.19	$11.52	$10.69
Value at end of period	$19.24	$16.07	$13.19	$11.52
Number of accumulation units outstanding at end of period	99,303	22,452	10,207	1,302
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.52	$13.77	$10.28
Value at end of period	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	135,439	102,809	38,991
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.36	$15.20	$13.98	$11.89	$10.00
Value at end of period	$19.96	$18.36	$15.20	$13.98	$11.89
Number of accumulation units outstanding at end of period	69,640	62,190	89,569	63,463	15,594
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.53	$15.19	$14.14	$11.84	$9.19	$10.00
Value at end of period	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19
Number of accumulation units outstanding at end of period	116,454	99,336	131,775	110,487	50,682	7,703
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$15.48	$13.40	$13.63	$10.46	$7.87	$10.00
Value at end of period	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87
Number of accumulation units outstanding at end of period	113,966	122,935	109,313	85,598	30,406	2,395
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.69	$10.67	$10.25
Value at end of period	$12.42	$12.69	$10.67
Number of accumulation units outstanding at end of period	269,279	362,665	380,342
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$18.31	$14.31	$12.52	$10.72	$8.25	$10.00
Value at end of period	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25
Number of accumulation units outstanding at end of period	359,311	317,079	228,564	150,528	37,732	3,926
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.09	$12.93	$11.74	$10.83	$10.00
Value at end of period	$13.69	$14.09	$12.93	$11.74	$10.83
Number of accumulation units outstanding at end of period	46,282	61,704	74,488	74,276	856
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.80	$10.24	$9.75	$8.65	$7.12	$8.92	$9.29
Value at end of period	$10.05	$10.80	$10.24	$9.75	$8.65	$7.12	$8.92
Number of accumulation units outstanding at end of period	395,570	415,559	326,967	185,617	132,741	150,754	45,955
SDVA

IV-4

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$14.11	$12.06	$11.30	$9.70
Value at end of period	$14.43	$14.11	$12.06	$11.30
Number of accumulation units outstanding at end of period	233,875	215,900	156,447	12,182
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.52	$11.83	$11.18	$9.86
Value at end of period	$13.92	$13.52	$11.83	$11.18
Number of accumulation units outstanding at end of period	815,264	789,027	469,157	206,983
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.95	$11.53	$11.00	$9.93
Value at end of period	$13.42	$12.95	$11.53	$11.00
Number of accumulation units outstanding at end of period	881,404	643,186	493,812	182,642
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.51	$11.33	$10.86	$9.96
Value at end of period	$13.01	$12.51	$11.33	$10.86
Number of accumulation units outstanding at end of period	639,631	481,270	322,252	80,248
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78	$16.64
Value at end of period	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78
Number of accumulation units outstanding at end of period	882,906	379,225	191,796	298,469	174,559	125,682	10,855
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$14.74	$12.66	$12.11	$11.13	$10.00
Value at end of period	$15.21	$14.74	$12.66	$12.11	$11.13
Number of accumulation units outstanding at end of period	20,285	32,046	5,318	4,991	3,929
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.61	$12.13	$11.25	$9.72
Value at end of period	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	172,542	131,122	67,535	28,440
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.30	$12.45	$10.06
Value at end of period	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	97,500	154,055	49,031
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24	$21.21
Value at end of period	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24
Number of accumulation units outstanding at end of period	429,880	426,361	436,951	288,602	208,270	100,967	23,176

SDVA

IV-5

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.81	$11.43	$10.05
Value at end of period	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	158,121	112,423	62,951
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.11	$10.18
Value at end of period	$10.25	$10.11
Number of accumulation units outstanding at end of period	9,623	5,268
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$14.07	$12.04	$10.06
Value at end of period	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	127,705	130,552	145,375
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$16.21	$13.91	$12.40	$10.89	$8.34	$10.00
Value at end of period	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34
Number of accumulation units outstanding at end of period	222,722	139,169	54,637	46,615	29,810	1,482
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$25.84	$22.70	$21.67	$19.38	$15.71	$21.11	$22.80
Value at end of period	$26.69	$25.84	$22.70	$21.67	$19.38	$15.71	$21.11
Number of accumulation units outstanding at end of period	32,096	33,032	22,986	18,770	18,073	12,099	2,097
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25	$11.80
Value at end of period	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25
Number of accumulation units outstanding at end of period	865,440	725,870	673,582	530,901	367,672	161,644	42,619
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.10	$11.22	$10.85	$10.00
Value at end of period	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	468,548	476,338	449,334	447,490
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.74	$11.01	$10.23
Value at end of period	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	75,350	89,344	42,278
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.16	$10.93	$9.96
Value at end of period	$12.71	$12.16	$10.93
Number of accumulation units outstanding at end of period	150,075	52,429	38,742

SDVA

IV-6

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.22	$9.31
Value at end of period	$12.80	$11.22
Number of accumulation units outstanding at end of period	58,432	31,855
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.93	$11.53	$10.49
Value at end of period	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	116,403	73,111	1,522
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93	$10.00
Value at end of period	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93
Number of accumulation units outstanding at end of period	25,001	31,611	32,891	38,704	40,717	24,403	3,867
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.53	$11.04	$10.18
Value at end of period	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	639,407	395,726	175,769
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.63	$11.55	$11.22	$9.76
Value at end of period	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	295,700	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.02
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	58,035
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.71	$11.56	$10.96	$10.10
Value at end of period	$12.82	$12.71	$11.56	$10.96
Number of accumulation units outstanding at end of period	127,938	162,386	168,546	7,705
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.70	$12.10	$11.21	$10.02
Value at end of period	$13.70	$13.70	$12.10	$11.21
Number of accumulation units outstanding at end of period	12,795	47,595	9,595	4,949
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$9.72	$9.35
Value at end of period	$10.09	$9.72
Number of accumulation units outstanding at end of period	2,013	343

SDVA

IV-7

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.07	$12.68	$11.56
Value at end of period	$15.70	$13.07	$12.68
Number of accumulation units outstanding at end of period	18,710	15,339	16,815
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.54	$12.67	$12.36	$10.69	$8.32	$10.00
Value at end of period	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	263,658	248,492	218,865	160,272	84,810	6,160
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.13	$10.89	$10.32
Value at end of period	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	172,197	85,406	56,402
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.84	$10.68	$10.23
Value at end of period	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	98,965	93,100	28,115
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.81	$11.15	$10.10
Value at end of period	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	148,515	99,858	45,311
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$22.00	$16.13	$13.95	$10.87
Value at end of period	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	115,394	126,148	119,731	27,720
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.76	$11.86	$11.13	$9.84
Value at end of period	$11.91	$13.76	$11.86	$11.13
Number of accumulation units outstanding at end of period	82,693	110,224	88,258	32,541
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.53	$7.56	$7.31	$6.74	$5.27	$7.08	$7.57
Value at end of period	$9.71	$9.53	$7.56	$7.31	$6.74	$5.27	$7.08
Number of accumulation units outstanding at end of period	25,442	29,737	34,462	31,757	33,614	13,906	3,190
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$12.79	$10.33	$10.32
Value at end of period	$13.70	$12.79	$10.33
Number of accumulation units outstanding at end of period	89,662	80,021	255

SDVA

IV-8

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40	$10.00
Value at end of period	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40
Number of accumulation units outstanding at end of period	1,699,281	397,879	407,086	418,924	334,015	141,983	16,897
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91	$10.00
Value at end of period	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91
Number of accumulation units outstanding at end of period	447,606	470,325	530,496	517,452	312,714	133,786	25,943
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11	$10.00
Value at end of period	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11
Number of accumulation units outstanding at end of period	299,368	328,082	388,229	336,053	212,622	97,304	18,193
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.42	$10.13	$10.04
Value at end of period	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	463,401	249,344	99,176
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.38	$12.02	$11.06
Value at end of period	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	5,858	4,419	155
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04	$10.00
Value at end of period	$10.93	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04
Number of accumulation units outstanding at end of period	98,415	101,434	117,122	68,299	53,477	31,205	1,584
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.87	$11.29	$11.10
Value at end of period	$12.27	$12.87	$11.29
Number of accumulation units outstanding at end of period	15,837	28,930	7,360
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.52	$10.43
Value at end of period	$10.99	$11.52
Number of accumulation units outstanding at end of period	4,619	8,651
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$10.32	$9.17	$9.01	$8.36	$10.00
Value at end of period	$10.58	$10.32	$9.17	$9.01	$8.36
Number of accumulation units outstanding at end of period	4,256	6,030	4,857	5,731	1,317

SDVA

IV-9

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$11.82	$10.16	$9.49	$8.38	$10.00
Value at end of period	$13.42	$11.82	$10.16	$9.49	$8.38
Number of accumulation units outstanding at end of period	8,954	10,395	10,342	11,091	7,306
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.24	$7.55	$8.28	$9.38	$10.00
Value at end of period	$7.74	$8.24	$7.55	$8.28	$9.38
Number of accumulation units outstanding at end of period	40,425	53,562	51,285	35,487	16,785
PROFUND VP SMALL-CAP
(Fund first available during December 2003)
Value at beginning of period	$13.75	$12.10	$11.88	$10.27	$10.00
Value at end of period	$13.32	$13.75	$12.10	$11.88	$10.27
Number of accumulation units outstanding at end of period	14,139	17,868	25,096	28,146	9,645

	Separate Account Annual Charges of 1.90%

	2007	2006	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.99	$11.45	$11.81	$10.61	$8.41	$10.00
Value at end of period	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41
Number of accumulation units outstanding at end of period	407,060	6,541	6,543	668,459	510,398	0
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.26	$11.32	$10.19
Value at end of period	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	2,093,431	11,104	11,597
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68	$10.00
Value at end of period	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68
Number of accumulation units outstanding at end of period	4,680,415	165,314	155,560	117,473	73,653	26,329	8,281
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57	$10.00
Value at end of period	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Number of accumulation units outstanding at end of period	3,328,365	133,068	139,709	3,034,707	1,794,730	24,657	9,493
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.57	$12.59	$11.00
Value at end of period	$13.67	$12.57	$12.59
Number of accumulation units outstanding at end of period	2,203,795	10,480	5,547

SDVA

IV-10

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.72	$12.21	$11.82	$10.97	$10.00
Value at end of period	$14.07	$13.72	$12.21	$11.82	$10.97
Number of accumulation units outstanding at end of period	12,320,745	275,143	259,406	9,395,072	1,387,064
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.40	$13.39	$11.80	$10.75	$10.00
Value at end of period	$15.79	$14.40	$13.39	$11.80	$10.75
Number of accumulation units outstanding at end of period	16,518,911	365,547	361,680	12,085,363	1,785,979
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	7,399,154	174,458	156,496	3,432,847	564,361
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.40	$10.97	$10.42
Value at end of period	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	1,497,213	15,523	17,235
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.18	$11.59	$11.18
Value at end of period	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	2,020,311	47,308	44,540
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.72	$11.14	$11.03
Value at end of period	$13.01	$12.72	$11.14
Number of accumulation units outstanding at end of period	616,136	4,804	3,528
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.03	$11.12	$10.48
Value at end of period	$11.75	$12.03	$11.12
Number of accumulation units outstanding at end of period	6,554,096	9,732	8,414
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.02	$10.19
Value at end of period	$10.12	$10.02
Number of accumulation units outstanding at end of period	1,154,121	5,452
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.07	$9.96
Value at end of period	$11.31	$11.07
Number of accumulation units outstanding at end of period	1,693,559	18,010

SDVA

IV-11

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.95	$10.69	$9.87	$9.95
Value at end of period	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	2,188,808	71,746	69,489	592,804
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during December 2004)
Value at beginning of period	$11.04	$10.66	$10.45	$10.48
Value at end of period	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	63,947	10,224	12,100	45,863
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.15	$11.97	$11.08
Value at end of period	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	8,323,499	32,111	22,982
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.55	$10.49	$10.25
Value at end of period	$10.72	$10.55	$10.49
Number of accumulation units outstanding at end of period	2,555,539	179,535	76,434
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.68	$11.39	$11.14
Value at end of period	$11.61	$11.68	$11.39
Number of accumulation units outstanding at end of period	2,016,708	3,791	793
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.89	$9.98
Value at end of period	$10.96	$10.89
Number of accumulation units outstanding at end of period	3,327,805	42,469
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.70
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	1,654,397
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.09
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	5,669,078
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$13.58	$11.42
Value at end of period	$12.35	$13.58
Number of accumulation units outstanding at end of period	1,147,959	13,045

SDVA

IV-12

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.88	$13.33	$10.22
Value at end of period	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	2,480,959	47,838	14,432
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.20	$11.38	$10.77
Value at end of period	$13.12	$12.20	$11.38
Number of accumulation units outstanding at end of period	2,260,551	3,219	1,059
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$15.66	$12.98	$11.44	$10.31
Value at end of period	$18.57	$15.66	$12.98	$11.44
Number of accumulation units outstanding at end of period	7,056,278	6,521	2,118	1,251,267
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.22	$13.68	$10.34
Value at end of period	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	4,150,407	30,698	12,577
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.78	$14.86	$13.80	$11.85	$10.00
Value at end of period	$19.14	$17.78	$14.86	$13.80	$11.85
Number of accumulation units outstanding at end of period	1,210,655	27,440	26,010	725,812	104,296
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.76	$14.66	$13.78	$11.65	$9.13	$10.00
Value at end of period	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13
Number of accumulation units outstanding at end of period	53,606	120,976	141,544	143,912	82,437	2,029
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.80	$12.93	$13.63	$10.30	$7.82	$10.00
Value at end of period	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	1,905,053	70,056	83,207	2,099,655	1,006,794	2,735
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.49	$10.60	$10.35
Value at end of period	$12.10	$12.49	$10.60
Number of accumulation units outstanding at end of period	303,647	216,347	251,520
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	5,775,127	74,000	53,936	3,062,604	582,823	2,717

SDVA

IV-13

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.64	$12.64	$11.59	$10.80	$10.00
Value at end of period	$13.13	$13.64	$12.64	$11.59	$10.80
Number of accumulation units outstanding at end of period	1,845,050	19,873	26,458	1,947,332	291,189
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.17	$9.73	$9.36	$8.38	$6.97	$8.82	$9.22
Value at end of period	$9.37	$10.17	$9.73	$9.36	$8.38	$6.97	$8.82
Number of accumulation units outstanding at end of period	4,410,676	91,577	96,826	4,964,766	4,168,723	38,567	19,211
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.75	$11.87	$11.22	$9.60
Value at end of period	$13.93	$13.75	$11.87	$11.22
Number of accumulation units outstanding at end of period	7,948,285	119,655	76,208	4,747,062
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.18	$11.64	$11.11	$10.08
Value at end of period	$13.43	$13.18	$11.64	$11.11
Number of accumulation units outstanding at end of period	28,498,863	128,399	112,685	8,321,452
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.62	$11.34	$10.93	$9.77
Value at end of period	$12.96	$12.62	$11.34	$10.93
Number of accumulation units outstanding at end of period	22,000,061	203,295	149,841	7,820,447
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.19	$11.15	$10.79	$10.09
Value at end of period	$12.55	$12.19	$11.15	$10.79
Number of accumulation units outstanding at end of period	9,940,027	152,623	119,838	3,664,368
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81	$14.76
Value at end of period	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81
Number of accumulation units outstanding at end of period	7,176,523	423,630	301,712	5,864,378	5,938,918	130,083	45,601
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$14.28	$12.37	$11.96	$11.09	$10.00
Value at end of period	$14.59	$14.28	$12.37	$11.96	$11.09
Number of accumulation units outstanding at end of period	1,511,130	25,181	21,046	2,375,113	2,433,238
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.29	$11.94	$11.17	$9.69
Value at end of period	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	4,698,315	12,344	10,443	5,851,107

SDVA

IV-14

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.06	$12.37	$10.31
Value at end of period	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	2,132,164	27,358	27,718
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81	$19.87
Value at end of period	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81
Number of accumulation units outstanding at end of period	4,937,788	167,405	157,559	6,519,914	5,686,198	58,555	8,837
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.58	$11.36	$10.15
Value at end of period	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	3,289,948	43,360	31,643
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.05	$9.42
Value at end of period	$10.09	$10.05
Number of accumulation units outstanding at end of period	111,788	864
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$13.85	$11.96	$10.06
Value at end of period	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	61,537	69,753	74,094
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$15.49	$13.43	$12.09	$10.71	$8.28	$10.00
Value at end of period	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28
Number of accumulation units outstanding at end of period	726,775	14,129	7,670	19,568	16,760	193
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$22.97	$20.37	$19.64	$17.73	$14.51	$19.69	$21.36
Value at end of period	$23.49	$22.97	$20.37	$19.64	$17.73	$14.51	$19.69
Number of accumulation units outstanding at end of period	1,511,362	29,900	29,661	2,260,629	2,258,725	15,015	1,674
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43	$11.05
Value at end of period	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43
Number of accumulation units outstanding at end of period	7,988,044	188,700	191,646	6,098,052	5,824,732	280,008	20,362
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.80	$11.04	$10.78	$10.00
Value at end of period	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	7,002,995	204,294	182,920	8,122,576

SDVA

IV-15

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.53	$10.94	$10.77
Value at end of period	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	1,078,284	25,524	24,534
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.97	$10.86	$10.47
Value at end of period	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	7,169,959	21,668	13,303
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.15	$9.61
Value at end of period	$12.60	$11.15
Number of accumulation units outstanding at end of period	1,019,572	5,116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.70	$11.46	$10.28
Value at end of period	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	2,123,234	16,003	6,246
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89	$10.00
Value at end of period	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89
Number of accumulation units outstanding at end of period	35,639	43,384	51,164	52,656	57,505	27,828	5,621
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.33	$10.96	$10.05
Value at end of period	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	6,322,557	144,645	51,306
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.28	$11.37	$11.15	$10.07
Value at end of period	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	4,059,029	44,680	36,115	5,039,682
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.30
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	392,078
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.39	$11.38	$10.89	$9.86
Value at end of period	$12.38	$12.39	$11.38	$10.89
Number of accumulation units outstanding at end of period	1,316,226	27,863	32,529	2,049,551

SDVA

IV-16

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.35	$11.91	$11.13	$10.01
Value at end of period	$13.22	$13.35	$11.91	$11.13
Number of accumulation units outstanding at end of period	49,141	1,795	2,950	2,964
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.86	$12.60	$11.13
Value at end of period	$15.30	$12.86	$12.60
Number of accumulation units outstanding at end of period	482,767	3,838	3,805
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.90	$12.23	$12.05	$10.52	$8.27	$10.00
Value at end of period	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27
Number of accumulation units outstanding at end of period	908,754	95,691	98,322	177,317	54,491	2,102
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.93	$10.82	$10.48
Value at end of period	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	535,106	15,076	28,433
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.63	$10.61	$10.19
Value at end of period	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	2,316,153	35,898	19,921
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.60	$11.07	$10.68
Value at end of period	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	2,337,338	38,660	18,860
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.44	$15.88	$13.86	$9.70
Value at end of period	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	1,167,059	61,826	41,575	1,760,569
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.41	$11.67	$11.06	$10.12
Value at end of period	$11.49	$13.41	$11.67	$11.06
Number of accumulation units outstanding at end of period	760,285	41,524	41,177	212,751
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$8.93	$7.15	$6.99	$6.51	$5.14	$6.96	$7.48
Value at end of period	$9.02	$8.93	$7.15	$6.99	$6.51	$5.14	$6.96
Number of accumulation units outstanding at end of period	1,001,188	37,341	37,144	1,550,262	1,506,719	6,583	2,697

SDVA

IV-17

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.65	$10.64
Value at end of period	$13.43	$12.65
Number of accumulation units outstanding at end of period	283,014	33,832
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36	$10.00
Value at end of period	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36
Number of accumulation units outstanding at end of period	2,893,658	121,893	127,326	1,954,792	957,662	26,792	4,667
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87	$10.00
Value at end of period	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87
Number of accumulation units outstanding at end of period	1,575,560	204,576	215,751	770,708	113,912	97,941	4,408
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07	$10.00
Value at end of period	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07
Number of accumulation units outstanding at end of period	1,249,342	172,412	176,453	711,336	101,972	69,821	5,763
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.25	$10.06	$10.03
Value at end of period	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	8,987,148	68,813	38,902
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.16	$11.94	$11.12
Value at end of period	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	1,781,721	2,134	1,178
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00	$10.00
Value at end of period	$10.27	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00
Number of accumulation units outstanding at end of period	257,781	31,506	39,022	15,744	13,516	7,083	3,112
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.67	$11.21	$11.07
Value at end of period	$11.96	$12.67	$11.21
Number of accumulation units outstanding at end of period	1,109,619	2,818	239
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.40	$11.11
Value at end of period	$10.77	$11.40
Number of accumulation units outstanding at end of period	145,287	634

SDVA

IV-18

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$9.77	$8.76	$8.69	$8.14	$10.00
Value at end of period	$9.93	$9.77	$8.76	$8.69	$8.14
Number of accumulation units outstanding at end of period	676,329	9,584	22,904	1,940,698	1,278,503
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$11.19	$9.71	$9.16	$8.17	$10.00
Value at end of period	$12.58	$11.19	$9.71	$9.16	$8.17
Number of accumulation units outstanding at end of period	347,925	6,151	7,232	557,626	445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	446,410	37,896	35,267	1,007,799	812,145
PROFUND VP SMALL-CAP
(Fund first available during December 2003)
Value at beginning of period	$13.02	$11.57	$11.47	$10.01	$10.00
Value at end of period	$12.49	$13.02	$11.57	$11.47	$10.01
Number of accumulation units outstanding at end of period	827,637	21,395	34,866	1,815,670	1,694,421

SDVA

IV-19

Statement of Additional Information
ING SMARTDESIGN VARIABLE ANNUITY
Deferred Combination Variable and Fixed Annuity Contract
Issued by
SEPARATE ACCOUNT B
of
ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des
Moines, IA 50306-9271 or telephone 1-800-366-0066.

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

April 28, 2008

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account
B.

Description of ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The
Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the
District of Columbia. ING USA’s financial statements appear in the Statement of Additional Information.

As of December 31, 2007, ING USA had approximately $3,119.0 million in stockholder’s equity and approximately $81,276.2 billion in total assets, including approximately $44,477.8 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an
affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account B of ING USA Annuity and Life Insurance Company
Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account B.

Independent Registered Public Accounting Firm
Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta GA 30308, an Independent
Registered Public Accounting Firm, performs annual audits of ING USA and Separate Account B.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2007, 2006 and 2005 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated
$568,432,009, $429,206,095 and $378,135,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

1

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services
LLC. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $109,907,841, $70,763,649 and
$42,969,000, for the years ended 2007, 2006, and 2005, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An
A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. For AUV’s calculated for this Contract, please see Condensed Financial Information (Accumulation Unit Values)
below.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
EXAMPLE 2.
1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

2

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-
day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the
Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield”
because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced
Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

3

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company
Statement of Operations for the years ended December 31, 2007, 2006 and 2005
Balance Sheets as of December 31, 2007 and 2006
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2007, 2006 and 2005
Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005
Notes to Financial Statements

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this
Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B
Statements of Assets and Liabilities as of December 31, 2007
Statements of Operations for the year ended December 31, 2007
Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
Notes to Financial Statements

CONDENSED FINANCIAL INFORMATION

5

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Statements of Operations for the years ended
December 31, 2007, 2006, and 2005	C-3
Balance Sheets as of December 31, 2007 and 2006	C-4
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2007, 2006, and 2005	C-6
Statements of Cash Flows for the years ended
December 31, 2007, 2006, and 2005	C-7
Notes to Financial Statements	C-9

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance
Company as of December 31, 2007 and 2006, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended
December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company as of December 31,
2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 25, 2008

C-2

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

	Statements of Operations
(In millions)

	Year Ended December 31,
	2007	2006	2005

Revenue:

Net investment income	$ 1,346.4 $	1,156.4 $	1,102.2
Fee income	1,198.9	939.2	745.6

Premiums	19.6	20.5	21.8
Net realized capital losses	(391.2)	(90.4)	(2.9)

Other income	0.1	-	0.7

Total revenue	2,173.8	2,025.7	1,867.4

Benefits and expenses:

Interest credited and other benefits to contractowners	1,312.0	1,169.7	1,085.8
Operating expenses	269.6	228.0	192.5

Amortization of deferred policy acquisition

costs and value of business acquired	408.1	293.0	318.9
Interest expense	32.5	30.3	29.6

Other expense	24.2	28.1	16.5

Total benefits and expenses	2,046.4	1,749.1	1,643.3

Income before income taxes	127.4	276.6	224.1
Income tax (benefit) expense	(1.6)	64.4	34.2

Net income	$ 129.0	$ 212.2	$ 189.9

The accompanying notes are an integral part of these financial statements.

C-3

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

		As of December 31,
	2007	2006

Assets

Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $21,945.0 at 2007 and $17,071.8 at 2006)	$ 21,833.4	$ 17,054.4

Equity securities, available-for-sale, at fair value

(cost of $216.6 at 2007 and $39.1 at 2006)	211.1	40.6
Short-term investments	188.0	134.3

Mortgage loans on real estate	3,701.7	3,687.6
Policy loans	155.8	162.5

Limited partnerships/corporations	454.5	149.4
Other investments	394.1	493.5

Securities pledged

(amortized cost of $953.3 at 2007 and $875.5 at 2006)	942.6	864.0

Total investments	27,881.2	22,586.3

Cash and cash equivalents	204.4	608.6
Short-term investments under securities loan agreement	128.5	102.6

Accrued investment income	216.9	183.7
Receivable for securities sold	4.6	20.3

Deposits and reinsurance recoverable from affiliate	4,616.1	4,759.0
Deferred policy acquisition costs	2,908.4	2,669.9

Value of business acquired	128.7	110.1
Sales inducements to contractowners	645.4	630.7

Due from affiliates	22.9	29.7
Current income taxes	-	4.6

Other assets	41.3	43.8
Assets held in separate accounts	44,477.8	37,928.3

Total assets	$ 81,276.2	$ 69,677.6

The accompanying notes are an integral part of these financial statements.

C-4

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

		As of December 31,
	2007	2006

Liabilities and Shareholder's Equity

Future policy benefits and claims reserves	$ 31,461.6	$ 26,696.4
Payables for securities purchased	-	48.3

Collateral held, including payables under securities loan agreement	140.0	102.6
Borrowed money	715.5	769.6

Notes to affiliates	435.0	435.0
Due to affiliates	95.6	46.4

Current income taxes	40.7	-
Deferred income taxes	184.5	262.5

Other liabilities	606.5	399.4
Liabilities related to separate accounts	44,477.8	37,928.3

Total liabilities	78,157.2	66,688.5

Shareholder's equity
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5

Additional paid-in capital	4,132.7	3,978.4
Accumulated other comprehensive loss	(160.7)	(12.1)

Retained earnings (deficit)	(855.5)	(979.7)

Total shareholder's equity	3,119.0	2,989.1

Total liabilities and shareholder's equity	$ 81,276.2	$ 69,677.6

The accompanying notes are an integral part of these financial statements.

C-5

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Changes in Shareholder’s Equity
(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance at December 31, 2004	$ 2.5	$ 4,041.1	$ 112.7	$ (1,381.8)	$ 2,774.5
Comprehensive income:

Net income	-	-	-	189.9	189.9
Other comprehensive loss, net of tax:

Change in net unrealized capital gains (losses)

on securities ($(185.2) pretax)	-	-	(118.4)	-	(118.4)
Minimum pension liability ($(1.1) pretax)	-	-	1.0	-	1.0

Total comprehensive income					72.5

Contribution of capital	-	100.0	-	-	100.0

Employee share-based payments	-	2.0	-	-	2.0

Balance at December 31, 2005	2.5	4,143.1	(4.7)	(1,191.9)	2,949.0

Comprehensive income:
Net income	-	-	-	212.2	212.2

Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(10.7) pretax)	-	-	(7.3)	-	(7.3)

Pension liability ($0.6 pretax)	-	-	0.4	-	0.4
Other	-	-	1.1	-	1.1

Total comprehensive income					206.4

Cumulative effect of change of accounting
principle ($(2.4) pretax)	-	-	(1.6)	-	(1.6)

Capital distribution paid	-	(170.0)	-	-	(170.0)
Employee share-based payments	-	4.1	-	-	4.1

Other	-	1.2	-	-	1.2

Balance at December 31, 2006	2.5	3,978.4	(12.1)	(979.7)	2,989.1

Cumulative effect of change of accounting principles	-	-	-	(4.8)	(4.8)

Balance at January 1, 2007	2.5	3,978.4	(12.1)	(984.5)	2,984.3

Comprehensive loss:
Net income	-	-	-	129.0	129.0

Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(158.7) pretax), including
valuation allowance of $(46.9)	-	-	(149.7)	-	(149.7)

Pension liability ($3.4 pretax)	-	-	2.2	-	2.2
Other	-	-	(1.1)	-	(1.1)

Total comprehensive loss					(19.6)

Capital contribution	-	150.0	-	-	150.0

Employee share-based payments	-	4.3	-	-	4.3

Balance at December 31, 2007	$ 2.5	$ 4,132.7	$ (160.7)	$ (855.5)	$ 3,119.0

The accompanying notes are an integral part of these financial statements.

C-6

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2007	2006	2005

Cash Flows from Operating Activities:

Net income	$ 129.0 $	212.2 $	189.9
Adjustments to reconcile net income to
net cash provided by operating activities:

Capitalization of deferred policy acquisition costs
and sales inducements	(864.5)	(831.9)	(715.3)

Amortization of deferred policy acquisition costs,

value of business acquired, and sales inducements	528.3	367.1	387.7
Net accretion/decretion of discount/premium	52.2	57.7	93.1

Future policy benefits, claims reserves, and

interest credited	1,368.5	1,179.9	1,078.4
Provision for deferred income taxes	(69.0)	131.4	192.0
Net realized capital losses	391.2	90.4	2.9
Change in:

Accrued investment income	(33.2)	(8.7)	26.7
Reinsurance recoverable (excluding GICs)	117.6	(52.1)	(31.1)

Other receivables and asset accruals	2.5	(13.9)	(1.6)
Due to/from affiliates	56.0	(8.0)	(18.9)

Other payables and accruals	42.9	(3.1)	39.3
Employee share-based payments	4.3	4.1	2.0

Other, net	2.2	1.1	-

Net cash provided by operating activities	1,728.0	1,126.2	1,245.1

Cash Flows from Investing Activities:

Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,631.8	10,496.1	16,027.0

Equity securities, available-for-sale	16.5	15.8	20.7
Mortgage loans on real estate	776.1	523.7	739.7

Acquisition of:
Fixed maturities, available-for-sale	(15,767.5)	(11,446.3)	(17,518.1)

Equity securities, available-for-sale	(193.5)	(25.4)	(14.1)
Mortgage loans on real estate	(790.6)	(444.4)	(658.0)

Derivatives, net	22.9	(198.1)	(139.9)
Limited partnerships, net	(305.4)	(69.9)	(23.4)

Short-term investments, net	(53.8)	(79.7)	(49.1)
Other, net	13.4	4.7	(21.2)

Net cash used in investing activities	(5,650.1)	(1,223.5)	(1,636.4)

The accompanying notes are an integral part of these financial statements.

C-7

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows
	(In millions)

		Year Ended December 31,
	2007	2006	2005

Cash Flows from Financing Activities:

Deposits received for investment contracts	$ 10,458.9	$ 5,788.4	$ 5,225.6
Maturities and withdrawals from investment contracts	(7,062.2)	(4,497.2)	(5,039.7)

Reinsurance recoverable on investment contracts	25.3	(638.8)	(120.5)
Notes to affiliates	-	45.0	-

Short-term loan to affiliate	-	-	139.2
Short-term borrowings	(54.1)	(36.7)	92.9

Capital distribution to Parent	-	(170.0)	-
Capital contribution from Parent	150.0	-	100.0

Net cash provided by financing activities	3,517.9	490.7	397.5

Net (decrease) increase in cash and cash equivalents	(404.2)	393.4	6.2

Cash and cash equivalents, beginning of year	608.6	215.2	209.0

Cash and cash equivalents, end of year	$ 204.4	$ 608.6	$ 215.2

Supplemental cash flow information:
Income taxes paid (received), net	$ 21.3	$ (30.2)	$ (174.7)

Interest paid	$ 67.1	$ 66.2	$ 52.1

The accompanying notes are an integral part of these financial statements.

C-8

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as
appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and in the District of
Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc.
(“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V.
(“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING”.

Description of Business

The Company offers various insurance products, including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-dealers. The Company’s primary annuity customers are individual consumers.

The Company also offers guaranteed investment contracts and funding agreements
(collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in run-off, and the Company has ceded to other insurers all health insurance.

The Company has one operating segment.

C-9

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Recently Adopted Accounting Standards Accounting for Uncertainty in Income Taxes

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB
Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing
FIN 48, the Company recognized a cumulative effect of change in accounting principle of
$1.7 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With
Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants (“AICPA”)
issued Statement of Position (“SOP”) 05-1, “Accounting by Insurance Enterprises for
Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance
Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by Statement of Financial Accounting Standards (“FAS”) No. 60,
“Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and
Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

C-10

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the
Company recognized a cumulative effect of change in accounting principle of $4.8, before tax, or $3.1, net of $1.7 of income taxes, as a reduction to January 1, 2007
Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) to include internal replacements.

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, FASB issued No. 158, “Employers' Accounting for Defined Benefit
Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87,
88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

§	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;

§	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and

§	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying financial statements.
FAS No. 158 did not have a significant effect on the Company’s financial condition at
December 31, 2006. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s
Balance Sheets at December 31, 2006 was $(1.6) .

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid
Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No.
155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and
Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

C-11

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

§	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

§	Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

§	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

§	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 was adopted by the Company on January 1, 2007, and is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring on or after that date. The adoption of FAS No. 155 did not have a material effect on the Company’s financial position, results of operations, or cash flows.

New Accounting Pronouncements

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business
Combinations” (“FAS No. 141R”), which replaces FAS No. 141, “Business
Combinations,” as issued in 2001. FAS No. 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

§	Acquisition-related costs to be recognized separately and generally expensed;

§	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;

§	Contractual contingencies acquired to be recorded at acquisition-date fair values;

§	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and

§	The nature and financial effects of the business combination to be disclosed.

FAS No. 141R also amends or eliminates various other authoritative literature.

The provisions of FAS No. 141R are effective for fiscal years beginning on or after
December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after
January 1, 2009.

C-12

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial
Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value.
The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred.
Items eligible for the fair value option include:

§	Certain recognized financial assets and liabilities;

§	Rights and obligations under certain insurance contracts that are not financial instruments;

§	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and

§	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of Retained earnings (deficit). The Company will not be electing the fair value option for any eligible assets or liabilities in existence on January 1, 2008.

Fair Value Measurements

In September 2006, the FASB issued FAS No. 157, “Fair Value Measurements” (“FAS
No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

C-13

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in DAC, VOBA, and deferred income taxes.

Other-Than-Temporary-Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis.
Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

C-14

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

In addition, the Company invests in structured securities that meet the criteria of the
Emerging Issues Task Force (“EITF”) Issue No. 99-20, “Recognition of Interest Income
and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial
Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is recorded in Net realized capital gains (losses).

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for fixed maturities are largely determined by one of two pricing methods:
published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including pricing services or broker-dealer quotations.
Published price quotations may be unavailable or deemed unreliable due to a limited market for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-
downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).
At December 31, 2007 and 2006, the Company had no allowance for mortgage loan

C-15

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 24.5% and 19.9% of properties in California at December 31, 2007 and 2006, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank
Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company utilizes values established by third party brokers.

Embedded derivative instruments within investments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations. Guaranteed minimum withdrawals benefits (“GMWBs”) without life contingent payouts and guaranteed minimum accumulation benefits (“GMABs”)
represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The option component of a fixed indexed annuity (“FIA”) also represents an embedded derivative. These embedded derivatives are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

C-16

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income.
The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, total return, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

C-17

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of
Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges. DAC related to GICs, however, is amortized on a straight-line basis over the life of the contract.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with SOP 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the
Statements of Operations.

C-18

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $4.8, before tax, or $3.1, net of $1.7 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit).

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of
DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised
(“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and GICs. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience.

C-19

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Deferred annuity crediting rates and reserve interest rates varied by product up to 10.0% for 2007, 7.8% for 2006, and 8.0% for 2005.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2007, 2006, and 2005, immediate annuity reserve interest discount rates varied up to 8.0% .

Reserves for FIAs are computed in accordance with FAS No. 97 and FAS No. 133.
Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component.
Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses, less the present value of future net premiums.

Under Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises
for Certain Nontraditional Long-Duration Contracts for Separate Accounts” (“SOP 03-
1”), the Company calculates additional liabilities (“SOP 03-1 reserves”) for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognized for such products is in addition to the liability previously held and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using the contract-
credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

GMABs and GMWBs without life contingent payouts are considered to be derivatives under FAS No. 133. The additional reserves for these guarantees are recognized at fair value through the Statements of Operations.

C-20

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement.
Sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both Premiums and Interest credited and other benefits to contractowners in the Statements of Operations.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-21

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains
(losses) on the assets supporting the guaranteed interest option). The Statements of Cash
Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in
SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2007 and 2006, unrealized capital gains (losses) of $21.1 and $(4.1), respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the
Company as the direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 8.5% of the Company’s ordinary life insurance in force and 27.1% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales.
Dividends to participating policyholders of $14.8, $15.4, and $15.8, were incurred during the years ended December 31, 2007, 2006, and 2005, respectively.

C-22

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses (benefits)
result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Investments

Fixed Maturities and Equity Securities Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value

Fixed maturities:

U.S. Treasuries	$ 18.4	$ 1.0	$ -	$ 19.4
U.S. government agencies and authorities	86.1	1.0	0.3	86.8

State, municipalities, and political subdivisions	49.7	-	2.5	47.2

U.S. corporate securities:

Public utilities	1,417.5	22.8	13.4	1,426.9
Other corporate securities	6,742.7	81.1	67.0	6,756.8

Total U.S. corporate securities	8,160.2	103.9	80.4	8,183.7

Foreign securities(1):

Government	525.2	14.9	7.1	533.0
Other	3,280.6	40.5	59.4	3,261.7

Total foreign securities	3,805.8	55.4	66.5	3,794.7

Residential mortgage-backed securities	4,988.4	53.3	85.8	4,955.9
Commercial mortgage-backed securities	3,842.2	37.6	36.4	3,843.4

Other asset-backed securities	1,947.5	5.7	108.3	1,844.9

Total fixed maturities, including securities pledged	22,898.3	257.9	380.2	22,776.0
Less: securities pledged	953.3	6.1	16.8	942.6

Total fixed maturities	21,945.0	251.8	363.4	21,833.4
Equity securities	216.6	2.8	8.3	211.1

Total investments, available-for-sale	$ 22,161.6	$ 254.6	$ 371.7	$ 22,044.5

(1) Primarily U.S. dollar denominated.

C-23

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of
December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value

Fixed maturities:

U.S. Treasuries	$ 276.9	$ 0.2	$ 1.4	$ 275.7
U.S. government agencies and authorities	220.9	0.6	2.2	219.3

State, municipalities, and political subdivisions	43.0	0.5	0.4	43.1

U.S. corporate securities:

Public utilities	1,324.5	21.1	17.8	1,327.8
Other corporate securities	5,138.6	50.3	49.7	5,139.2

Total U.S. corporate securities	6,463.1	71.4	67.5	6,467.0

Foreign securities(1):

Government	486.1	16.2	4.3	498.0
Other	2,843.9	32.3	46.6	2,829.6

Total foreign securities	3,330.0	48.5	50.9	3,327.6

Residential mortgage-backed securities	3,841.4	44.8	62.8	3,823.4
Commercial mortgage-backed securities	1,928.6	15.1	20.2	1,923.5

Other asset-backed securities	1,843.4	5.2	9.8	1,838.8

Total fixed maturities, including securities pledged	17,947.3	186.3	215.2	17,918.4
Less: securities pledged	875.5	2.4	13.9	864.0

Total fixed maturities	17,071.8	183.9	201.3	17,054.4
Equity securities	39.1	1.5	-	40.6

Total investments, available-for-sale	$ 17,110.9	$ 185.4	$ 201.3	$ 17,095.0

(1) Primarily U.S. dollar denominated.

At December 31, 2007 and 2006, net unrealized loss was $127.8 and $27.4, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

C-24

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities as of December 31, 2007, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value

Due to mature:

One year or less	$ 550.8	$ 551.3
After one year through five years	5,800.7	5,856.5

After five years through ten years	3,797.6	3,776.3
After ten years	1,971.1	1,947.7

Mortgage-backed securities	8,830.6	8,799.3
Other asset-backed securities	1,947.5	1,844.9

Less: securities pledged	953.3	942.6

Fixed maturities, excluding securities pledged	$ 21,945.0	$ 21,833.4

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0%
of the Company’s Shareholder’s equity at December 31, 2007 or 2006.

At December 31, 2007 and 2006, fixed maturities with fair values of $11.2 and $10.7, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations
(“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding
CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2007 and 2006, approximately 7.5% and 6.7%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”)
and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2007 and 2006, the Company had $2,898.7 and $226.7,
respectively, in non-putable funding agreements, including accrued interest, issued to the
FHLB. The level of funding agreements issued to the FHLB as of December 31, 2007 increased significantly from the amount issued as of December 31, 2006. During the second half of 2007, the Company took advantage of the credit market dislocation to purchase highly rated assets and issue FHLB funding agreements. At December 31, 2007 and 2006, assets with a carrying value of approximately $3,270.1 and $703.0, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the
FHLB are included in Fixed maturities, available-for-sale, in the Balance Sheets.

C-25

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2007 and 2006, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $745.5 and $765.7, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $711.9 and $769.6 at December 31, 2007 and 2006, respectively.

The Company also enters into reverse repurchase agreements. At December 31, 2007, the Company did not have any securities in reverse repurchase agreements. At
December 31, 2006, the carrying value of the securities in reverse repurchase agreements was $16.4.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31,
2007 and 2006. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2007 and 2006, were primarily related to interest rate movement or changes in credit spreads to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S.
government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at
December 31, 2007 and 2006.

C-26

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

	Less than	More than
	Six Months	Six Months and	More than	Total
	Below	less than Twelve	Twelve Months	Unrealized
	Amortized	Months Below	Below	Capital
2007	Cost	Amortized Cost	Amortized Cost	Losses

Interest rate or spread widening	$ 37.8	$ 49.2	$ 62.7	$ 149.7
Mortgage and other asset-backed securities	73.3	134.8	22.4	230.5

Total unrealized capital losses	$ 111.1	$ 184.0	$ 85.1	$ 380.2

Fair value	$ 5,322.0	$ 3,248.4	$ 3,300.6	$ 11,871.0

2006

Interest rate or spread widening	$ 12.8	$ 6.2	$ 103.4	$ 122.4
Mortgage and other asset-backed securities	14.6	5.6	72.6	92.8

Total unrealized capital losses	$ 27.4	$ 11.8	$ 176.0	$ 215.2

Fair value	$ 3,095.9	$ 905.9	$ 6,026.5	$ 10,028.3

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.1% of the average book value. In addition, this category includes 753 securities, which have an average quality rating of A+. No other-
than-temporary impairment loss was considered necessary for these fixed maturities as of
December 31, 2007.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2007, 2006, and 2005.

		2007			2006			2005

			No. of			No. of			No. of
	Impairment		Securities	Impairment		Securities	Impairment		Securities

U.S. Treasuries	$ -	*	1	$ 0.1		1	$ 0.1		1
U.S. Corporate	81.0		173	15.8		63	3.0		12

Foreign	25.7		74	3.5		13	0.1		1
Residential mortgage-backed	3.0		24	12.7		68	16.4		86

Commercial mortgage-backed	-		-	-		-	1.2		1
Other asset-backed	43.3		91	1.2		2	0.5		2

Limited partnerships	0.3		1	0.5		2	0.5		1

Total	$ 153.3		364	$ 33.8		149	$ 21.8		104

*Less than $0.1.

The above schedule includes $31.0, $11.5, and $18.7 in other-than-temporary write-
downs for the years ended December 31, 2007, 2006, and 2005, respectively, related to the analysis of credit risk and the possibility of significant prepayment risk. The

C-27

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

remaining $122.3, $22.3, and $3.1 in write-downs for the years ended December 31,
2007, 2006, and 2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value.

The following table summarizes these write-downs by type for the years ended
December 31, 2007, 2006, and 2005.

		2007		2006		2005

			No. of		No. of		No. of
	Impairment		Securities	Impairment	Securities	Impairment	Securities

U.S. Treasuries	$ -	*	1	$ 0.1	1	$ 0.1	1
U.S. Corporate	70.6		161	15.8	63	2.6	11

Foreign	21.4		68	3.5	13	-	-
Residential mortgage-backed	1.0		5	1.7	4	0.4	1

Other asset-backed	29.3		84	1.2	2	-	-

Total	$ 122.3		319	$ 22.3	83	$ 3.1	13

* Less than $0.1.

The remaining fair value of fixed maturities with other-than-temporary impairments at
December 31, 2007, 2006, and 2005 was $2,353.8, $437.4, and $275.1, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the
Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31,
2007, 2006, and 2005.

	2007	2006	2005

Fixed maturities, available-for-sale	$ 1,176.1	$ 1,009.7	$ 936.4
Equity securities, available-for-sale	3.3	1.9	1.2

Mortgage loans on real estate	233.1	225.3	238.4
Policy loans	9.0	9.1	9.1

Short-term investments and cash equivalents	6.7	5.5	4.1
Other	35.1	13.9	10.5

Gross investment income	1,463.3	1,265.4	1,199.7
Less: investment expenses	116.9	109.0	97.5

Net investment income	$ 1,346.4	$ 1,156.4	$ 1,102.2

At December 31, 2007 and 2006, the Company had $60.3 and $30.5, respectively, of non-income producing investments in fixed maturities.

C-28

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investment on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains
(losses) on investments were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005

Fixed maturities, available-for-sale	$ (100.3)	$ (43.8)	$ 45.4
Equity securities, available-for-sale	0.5	0.9	0.2

Derivatives	(291.0)	(48.2)	(48.3)
Other	(0.4)	0.7	(0.2)

Net realized capital losses	$ (391.2)	$ (90.4)	$ (2.9)

After-tax net realized capital losses	$ (254.3)	$ (58.8)	$ (1.9)

Net realized capital losses increased for the year ended December 31, 2007, primarily due to higher losses on derivatives, along with higher losses on fixed maturities. The changes in derivatives were primarily driven by interest rate swaps and call options, partially offset by improvements in futures as a result of lower equity market performance. The losses on fixed maturities for the year ended December 31, 2007, were due to other-than-temporary impairments driven by the slow economic environment and widening of credit spreads in 2007.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses were as follows for the years ended December 31,
2007, 2006, and 2005.

	2007	2006	2005

Proceeds on sales	$ 5,859.3	$ 5,543.1	$ 9,317.1
Gross gains	41.1	64.5	97.2

Gross losses	57.0	78.0	75.2

C-29

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

3. Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107,
“Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107
requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.
In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

C-30

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Cash and cash equivalents, Short-term investments under securities loan agreement, and
Policy loans: The carrying amounts for these assets approximate the assets’ fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair value of the assets and liabilities. Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with key financial data from third party sources or through values established by third party brokers, on the Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2007 and 2006.

C-31

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

		2007			2006

	Carrying		Fair	Carrying		Fair
	Value		Value	Value		Value

Assets:

Fixed maturities, available-for-sale,

including securities pledged	$ 22,776.0	$ 22,776.0		$ 17,918.4	$ 17,918.4
Equity securities, available-for-sale	211.1		211.1	40.6		40.6

Mortgage loans on real estate	3,701.7		3,739.4	3,687.6		3,657.0
Policy loans	155.8		155.8	162.5		162.5

Cash, cash equivalents,

and Short-term investments

under securities loan agreement	332.9		332.9	711.2		711.2
Other investments	1,036.6		1,045.3	777.2		782.1

Assets held in separate accounts	44,477.8		44,477.8	37,928.3		37,928.3
Liabilities:

Investment contract liabilities:
Deferred annuities	19,733.8		18,150.4	19,732.4		18,108.0

Guaranteed investment contracts

and funding agreements	9,415.1		9,498.2	4,603.8		4,591.1
Supplementary contracts and
immediate annuities	900.3		900.3	931.1		931.1

Derivatives	273.8		273.8	64.2		64.2
Notes to affiliates	435.0		420.6	435.0		459.2

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the
Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-32

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value

	2007	2006	2007	2006

Interest Rate Caps

Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an

increasing interest rate environment.	$ 50.0	$ - $	0.1	$ -

Interest Rate Swaps

Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturity portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically

monthly or quarterly.	8,533.5	3,856.1	(138.2)	40.8

Foreign Exchange Swaps

Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,

typically quarterly or semi-annually.	288.3	244.8	(44.0)	(28.7)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss

exposure with respect to certain assets that the
Company owns, or to assume credit exposure on
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection. In the
event of a default on the underlying credit exposure,
the Company will either receive an additional
payment (purchased credit protection) or will be
required to make an additional payment (sold credit
protection) equal to the notional value of the swap
contract.

488.9 260.3

(22.1)

(0.1)

C-33

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Notional Amount		Fair Value

2007	2006	2007	2006

Total Return Swaps

Total return swaps are used to assume credit exposure
to a referenced index or asset pool. The difference
between different floating-rate interest amounts
calculated by reference to an agreed upon notional
principal amount is exchanged with other parties

at specified intervals.	$ - $	65.0	$ - $	0.1

Swaptions

Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate

swap at a specific future date.	302.5	665.0	- **	3.7

Futures

Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. The futures income would
serve to offset this increased expense. Futures
contracts are also used to hedge against an increase
in certain equity indices. Such increase may result
in increased payments to contract holders of fixed
indexed annuity contracts, and the futures income

offset this increased expense. The underlying
reserve liabilities are valued under either
SOP 03-01, or FAS No. 133 (see discussion under
“Reserves” section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains
(losses).	1,584.6	1,265.9	(6.4)	3.8

C-34

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Notional Amount		Fair Value

2007	2006	2007	2006

Options

Call options are used to hedge against an increase
in the various equity indices. Such increase may
result in increased payments to contract holders
of fixed indexed annuity contracts, and the options
offset this increased expense. Put options are used
to hedge the liability associated with embedded
derivatives in certain variable annuity contracts.
Both the options and the embedded derivative
reserve are carried at fair value. The change in value
of the options are recorded in Net realized capital
gains (losses); the change in value of the embedded
derivative is recorded in Interest credited and

other benefits to contractowners.	6,666.0	6,341.7	303.5	387.0

Embedded Derivatives
The Company also has investments in certain fixed

maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.

Within securities	N/A*	N/A*	33.8	5.1
Within retail annuity products	N/A*	N/A*	960.4	820.2

* N/A - not applicable. **Less than $0.1. Interest Rate Swaps

Interest rate swaps included two interest rate swaps with Security Life of Denver
Insurance Company (“Security Life”), an affiliate, each with notional amounts of $100.0 and fair values of $(1.6) and $(0.1), respectively, as of the date of termination at
August 31, 2007.

See Related Party Transactions footnote for further information.

Credit Default Swaps

As of December 31, 2007, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $235.4.

C-35

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

4. Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$ 1,704.1
Deferrals of commissions and expenses	614.0

Amortization:
Amortization	(400.2)

Interest accrued at 5% to 6%	105.5

Net amortization included in the Statements of Operations	(294.7)

Change in unrealized capital gains (losses) on available-for-sale securities	232.0

Balance at December 31, 2005	2,255.4

Deferrals of commissions and expenses	681.9
Amortization:

Amortization	(421.7)
Interest accrued at 5% to 6%	138.1

Net amortization included in the Statements of Operations	(283.6)
Change in unrealized capital gains (losses) on available-for-sale securities	16.2

Balance at December 31, 2006	2,669.9

Deferrals of commissions and expenses	729.1

Amortization:
Amortization	(592.0)

Interest accrued at 5% to 6%	162.2

Net amortization included in the Statements of Operations	(429.8)

Change in unrealized capital gains (losses) on available-for-sale securities	(56.0)
Implementation of SOP 05-1	(4.8)

Balance at December 31, 2007	$ 2,908.4

The estimated amount of DAC to be amortized, net of interest, is $478.9, $444.2, $414.2,
$360.4, and $311.3, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

C-36

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$ 112.2
Amortization:

Amortization	(30.8)
Interest accrued at 4% to 5%	6.6

Net amortization included in the Statements of Operations	(24.2)
Change in unrealized capital gains (losses) on available-for-sale securities	34.1

Balance at December 31, 2005	122.1
Amortization:

Amortization	(15.0)
Interest accrued at 4% to 5%	5.6

Net amortization included in the Statements of Operations	(9.4)
Change in unrealized capital gains (losses) on available-for-sale securities	(2.6)

Balance at December 31, 2006	110.1

Amortization:

Amortization	16.8
Interest accrued at 4% to 6%	4.9

Net amortization included in the Statements of Operations	21.7
Change in unrealized capital gains (losses) on available-for-sale securities	(3.1)

Balance at December 31, 2007	$ 128.7

The estimated amount of VOBA to be amortized, net of interest, is $13.4, $13.1, $11.9,
$10.6, and $9.7, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The increase in Amortization of DAC and VOBA in 2007 compared to 2006 is due in part to a $67.0 change in estimate recorded during the fourth quarter of 2007. This change resulted from refinements of the DAC model, partially offset by favorable unlocking of mutual fund and mortality and persistency unlocking.

The decrease in Amortization of DAC and VOBA in 2006 compared to 2005 is due to higher expected gross profits, which reflect revisions in prospective assumptions based on positive persistency experience and favorable equity market performance. The decrease was partially offset, however, by an increase in amortization driven by higher actual gross profits experience in 2006.

C-37

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Company revised and unlocked certain assumptions for its fixed and variable annuity products during 2007, 2006, and 2005. Unlocking adjustments and their acceleration
(deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 31, 2007, 2006, and 2005.

		2007	2006	2005

	Impact of separate account growth and contractowner

	withdrawal behavior favorable to assumptions	$ 1.3	$ (42.6)	$ (13.3)
	Unlock of contractowner withdrawal behavior
	assumptions for certain fixed deferred annuities	-	-	17.7

	Unlock of future rate of spread income assumptions

	on some fixed annuity liabilities	-	-	2.3
	Unlock on long-term separate account growth assumption	-	-	4.8

	Unlock of mortality and persistency assumptions	(12.0)	(19.8)	(4.2)
	Impact of DAC model refinements	67.0	-	-

	Unlock of mutual fund revenue sharing assumptions	(31.6)	-	-

	Total unlocking effect on Amortization of DAC and VOBA	$ 24.7	$ (62.4)	$ 7.3

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of the Insurance Division of the State of Iowa (the “Division”) for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company’s statutory surplus at the prior year end or (2) the Company’s prior year statutory net gain from operations.

During 2007 and 2005, the Company did not pay any dividends or return of capital distributions to Lion. During 2006, the Company paid $170.0 in a return of capital distribution to its Parent.

During 2007, the Company received $150.0 in capital contributions from Lion. During
2006, the Company did not receive any capital contributions from its Parent. During
2005, the Company received capital contributions of $100.0 from its Parent to support sales activities. On February 21, 2008, the Company received a $1.1 billion capital contribution from Lion.

C-38

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Division recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the
United States. Statutory net income (loss) was $(40.1), $(1.6), and $6.9, for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus was $2,552.6 and $1,660.7 as of December 31, 2007 and 2006, respectively. As specifically required by statutory accounting practices, statutory surplus as of December
31, 2007 includes the impact of the $1.1 billion capital contribution.

As of December 31, 2007, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affected statutory capital and surplus.

6. Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates SOP 03-1 reserves for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the GMDB SOP
03-1 reserve at December 31, 2007.

Area	Assumptions/Basis for Assumptions
Data used	Based on 100 investment performance scenarios stratified based on
10,000 random generated scenarios
Mean investment performance	8.125%
Volatility	18.0%
Mortality	1999 and prior issues – 80.0%, 80.0%, 90.0%, 90.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
2000 and later issues – 60.0%, 60.0%, 75.0%, 75.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	6.5%, based on the portfolio earned rate of the general account

The assumptions used for calculating the additional GMIB and Guaranteed Minimum
Withdrawal for Life Benefit (LifePay and LifePay Plus) liabilities at December 31, 2007, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

C-39

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of
December 31, 2007 and 2006, and the paid and incurred amounts by type for the years ended December 31, 2007 and 2006, were as follows:

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)

Separate account liability

at December 31, 2007	$ 44,477.8	$ 2,556.4	$ 20,066.1	$ 5,900.0

Separate account liability
at December 31, 2006	$ 37,928.3	$ 2,759.3	$ 18,036.9	$ 1,846.8

Additional liability balance:

Balance at January 1, 2006	$ 112.8	$ 9.4	$ 60.9	$ -

Incurred guaranteed benefits	43.4	(18.3)	22.4	1.7
Paid guaranteed benefits	(16.5)	-	-	-

Balance at December 31, 2006	139.7	(8.9)	83.3	1.7

Incurred guaranteed benefits	88.9	20.1	48.9	4.2

Paid guaranteed benefits	(19.2)	-	-	-

Balance at December 31, 2007	$ 209.4	$ 11.2	$ 132.2	$ 5.9

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2007 and 2006.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Minimum
	Death	Accumulation/	Income	Income
	Benefit	Withdrawal Benefit	Benefit	GMWB-For-Life
2007	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)

Net amount at risk, net of reinsurance	$ 1,796.0	$ 109.0	$ 391.9	$ 5.6
Weighted average attained age	63	63	59	63

2006

Net amount at risk, net of reinsurance	$ 1,252.7	$ 27.4	$ 200.0	$ -
Weighted average attained age	62	64	58	-

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2007 and 2006 was $44.5 billion and $37.9 billion, respectively.

C-40

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

7.	Sales Inducements

During the year ended December 31, 2007, the Company capitalized and amortized $135.4 and $120.2, respectively, of sales inducements. During the year ended December 31, 2006, the Company capitalized and amortized $150.0 and $74.1, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $645.4 and $630.7 as of December 31, 2007 and 2006, respectively.

8.	Income Taxes

Effective January 1, 2005, the Company files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2007, 2006, and 2005.

2007

2006

2005

Current tax expense (benefit):

Federal	$ 26.6	$ (67.6)	$ (156.7)

Total current tax expense (benefit)	26.6	(67.6)	(156.7)

Deferred tax (benefit) expense:
Operations and capital loss carryforwards	-	151.0	43.6

Other federal deferred tax	(28.2)	(19.0)	147.3

Total deferred tax (benefit) expense	(28.2)	132.0	190.9

Total income tax (benefit) expense	$ (1.6)	$ 64.4	$ 34.2

C-41

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended
December 31, 2007, 2006, and 2005.

Income before income taxes Tax rate Income tax at federal statutory rate Tax effect of: Meals and entertainment Dividend received deduction IRS audit settlements Other Income tax (benefit) expense

2007	2006	2005

$ 127.4	$ 276.6	$ 224.1
35.0%	35.0%	35.0%

44.6	96.8	78.4

0.7	0.6	0.4
(49.5)	(42.9)	(20.4)

-	-	(24.4)
2.6	9.9	0.2

$ (1.6)	$ 64.4	$ 34.2

Temporary Differences The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2007 and 2006, are presented below.

	2007	2006

Deferred tax assets:

Operations and capital loss carryforwards	$ 14.6	$ -
Future policy benefits	731.1	734.5

Goodwill	5.1	6.5
Investments	103.8	6.9

Employee compensation and benefits	45.4	31.3
Unrealized losses on investments	59.6	3.8

Other	68.0	9.7

Total gross assets before valuation allowance	1,027.6	792.7

Less: valuation allowance	(46.9)	-

Total gross assets, net of valuation allowance	980.7	792.7

Deferred tax liabilities:
Deferred policy acquisition cost	(1,120.3)	(1,018.9)

Value of purchased insurance in force	(42.7)	(34.4)
Other	(2.2)	(1.9)

Total gross liabilities	(1,165.2)	(1,055.2)

Net deferred income tax liability	$ (184.5)	$ (262.5)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

C-42

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2007, the Company had a $46.9 valuation allowance related to unrealized capital losses on investments, which is included in
Accumulated other comprehensive income (loss). The Company had no valuation allowance as of December 31, 2006.

Tax Sharing Agreement

The Company had a payable to ING AIH of $40.7 and a receivable from ING AIH of
$4.6 at December 31, 2007 and 2006, respectively, for federal income taxes under the intercompany tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $1.7 as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company had $61.5 of unrecognized tax benefits as of
January 1, 2007, of which $41.4 would affect the Company’s effective tax rate if recognized.

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

Balance at January 1, 2007	$ 61.5
Additions for tax positions related to the current year	6.9

Additions (reduction) for tax positions related to prior years	(2.0)

Balance at December 31, 2007	$ 66.4

The Company had $43.2 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and
Statements of Operations, respectively. The Company had accrued interest of $4.7 as of
December 31, 2007.

C-43

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Regulatory Matters

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. The settlement is not expected to have a material impact on the Company’s financial position. The timing of the settlement and any potential future payment of the remaining allowance related to the IRS audit of tax years 2004 and 2005 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended
Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretation of the statutes governing these computational questions.
Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the
Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $14.4 was accumulated in the
Policyholder’s Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs
Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’
Surplus Account during 2005 and 2006. During 2006, the Company made a return of capital distribution of $170.0, which eliminated the $14.4 balance in the Policyholders’
Surplus Account and, therefore, any potential tax on the accumulated balance.

9. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING
Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001.
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

C-44

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty
Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan
(except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is
responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $13.0, $17.1, and $15.9, for the years ended 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”).
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than
Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-
tax basis. ING North America matches such pre-tax contributions, up to a maximum of
6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the
Savings Plan were $4.9, $4.6, and $4.2, for the years ended December 31, 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Statements of
Operations.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of
American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates

C-45

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options
(i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock
Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on
ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.7, $7.4, and $4.0 for the years ended December 31, 2007, 2006, and 2005 respectively.

For leo, the Company recognized tax benefits of $2.5 in 2007 and minimal tax benefits in
2006 and 2005.

C-46

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING
North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2007, 2006, and 2005, were $0.6, $1.3, and $1.1, respectively.

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

§ Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker- dealers as agents. For the years ended December 31, 2007, 2006, and 2005, commissions were incurred in the amounts of $553.8, $418.0, and $371.5, respectively.

§ Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $78.0, $69.5, and $71.8, respectively.

C-47

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

§	Service agreement with DSL, in which the Company provides managerial and supervisory services to DSL and earns a fee that is calculated as a percentage of average assets in the Company’s variable separate accounts deposited in ING

Investors Trust. On August 9, 2007, the Company and DSL entered into an amendment to the service agreement effective July 31, 2007, which modifies the method for calculating the compensation owed to the Company for its provision of managerial and supervisory services to DSL. As a result of this amendment, DSL pays the Company the total net revenue associated with the Company’s deposits in ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, revenue for these services was $109.0, $62.0, and $43.0, respectively.

§	Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $96.6, $95.4, and $82.5, respectively.

§	Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting, and other services. For the years ended December 31, 2007, 2006, and 2005, expenses related to the agreements were incurred in the amount of $19.0, $6.1, and $5.7, respectively.

§	Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2007, 2006, and 2005, revenue related to the agreement was $6.3, $5.8, and $2.5, respectively.

§	ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2007, 2006, and 2005, ING Advisors Network sold new contracts of $1,429.3, $1,255.4, and $1,082.0, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate,
Security Life. Under the terms of the agreement, Security Life assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and
December 31, 2003. In addition, ING USA assigned to Security Life all future premiums received by ING USA attributable to the ceded contracts.

C-48

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Under the terms of the agreement, ING USA ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to Security Life, resulting in a realized capital gain of $47.9 to the Company.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission.
The Company incurred amortization expense of the negative ceding commission of $21.2 and $23.5 for the years ended December 31, 2007 and 2006, respectively, which is included in Other expenses in the Statements of Operations.

In addition, the Company entered into a 100% coinsurance agreement with Security Life dated January 1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2007 and 2006, the value of reserves ceded by the
Company under this agreement was $16.6 and $16.0, respectively.

The Company is a party to a Facultative Coinsurance Agreement with its affiliate,
Security Life, effective August 20, 1999. Under the terms of this agreement, the
Company facultatively cedes to Security Life, from time to time, certain GICs on a 100%
coinsurance basis. The value of GIC reserves ceded by the Company under this agreement was $2.3 billion and $2.2 billion at December 31, 2007 and 2006, respectively.

Financing Agreements

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January
2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0%
of the Company's statutory admitted assets as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15% . Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred interest expense of $3.5, $1.5, and $0.9, for the years ended December 31, 2007, 2006, and 2005, respectively. The Company earned interest income of $6.7, $4.9, and $4.3, for the years ended December 31, 2007, 2006, and 2005, respectively. Interest expense and income are included in Interest expense and
Net investment income, respectively, on the Statements of Operations. At December 31,
2007 and 2006, the Company had no amounts outstanding with ING AIH under the reciprocal loan agreement.

C-49

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on
December 8, 1999, to its affiliate, Security Life, which matures on December 7, 2029.
Interest is charged at an annual rate of 7.98% . Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, for each of the years ended December 31, 2007, 2006, and 2005, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
and Security Life of Denver International, Limited, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-
annually in arrears on June 29 and December 29 of each year, commencing on June 29,
2005. Interest expense was $25.4 for each of the years ended December 31, 2007, 2006, and 2005, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent,
Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company,
ING Verzekeringen N.V. ("ING V"), which has been guaranteed by Lion’s immediate parent, ING AIH.

Under the terms of the funding agreement, the Company will pay Lion interest quarterly at the credited interest rate until maturity, and on the maturity date, the Company will pay
Lion the single deposit and any accrued and unpaid interest. The credited interest rate shall be the three-month LIBOR, plus 0.05%, and shall be reset quarterly. The maturity date of the funding agreement shall be August 10, 2009, or such later date to which the maturity date may be extended; provided, however, that the maturity date may not be extended beyond August 10, 2012.

C-50

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Proprietary Alpha Fund

On September 4, 2007, ING USA invested $125.0 into the ING Proprietary Alpha Fund,
LLC (“PAF”). PAF is a newly-formed multi-strategy investment fund established as a
U.S. domiciled limited liability company managed by ING Alternative Asset
Management LLC (“IAAM”). PAF’s initial capital of $300.0 was provided by ING

USA’s affiliated insurance and non-insurance companies.

The investment strategies

within PAF include both long and short exposures to various investments and utilize various fixed income, equity and derivative financial instruments.

Tax Sharing Agreements

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group.
Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Derivatives

On August 31, 2007, ING USA terminated two interest rate swaps with Security Life to reduce the Company’s exposure to cash flow variability of assets and liabilities. Under the terms of the agreement, the Company paid the quarterly quoted 3-month LIBOR rate and received a fixed rate of 4.8% and 4.9% for swaps that mature on December 30, 2010 and 2015, respectively. The notional amount of each swap was $100.0. The fair values of the swaps were $(1.6) and $(0.1) for the December 30, 2010 and 2015 swaps, respectively, at the date of termination.

As of December 31, 2007 and 2006, the Company had call options with a notional amount of $167.8 and $935.4 respectively, and market value of $42.6 and $78.6, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

C-51

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Purchase of Investments

On September 27, 2007, the Company purchased at fair value financial assets with a fair value of $435.0 from Security Life, an affiliate. The investments, which primarily consisted of AAA rated collateralized mortgage obligations were purchased by the
Company with the intent to use them as part of the FHLB funding agreement program.
These assets are included in fixed maturities on the Balance Sheets.

On August 21, 2007, ING USA purchased at fair value U.S. commercial mortgage loans with a fair value of $17.9 from ING Bank of Canada, an affiliate.

11. Financing Agreements

The Company maintains a $100.0 uncommitted, perpetual revolving note facility with the
Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended
December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, the Company had
no amounts outstanding under the revolving note facility.

The Company also maintains a $75.0 uncommitted line-of-credit agreement with PNC
Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of the Company borrowing accrues at an annual rate equal to the rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended
December 31, 2007 and 2006. At December 31, 2007 and 2006, the Company had no
amounts outstanding under the line-of-credit agreement.

The Company maintains a $100.0 uncommitted line-of-credit agreement with Svenska
Handelsbanken AB (Publ.) (“Svenska”), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to
ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2007. At December 31, 2007, the Company had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

C-52

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

12. Reinsurance

At December 31, 2007, the Company had reinsurance treaties with 16 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company also has reinsurance treaties with one affiliate, Security Life, related to GICs, fixed annuities, and universal life insurance policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $689.1 and $755.3 at
December 31, 2007 and 2006, respectively. Net receivables were comprised of the following at December 31, 2007 and 2006.

	2007	2006

Claims recoverable from reinsurers	$ 6.9	$ 7.2
Payable for reinsurance premiums	1.4	(2.3)

Reinsured amounts due to reinsurers	(36.2)	(29.9)
Reserve credits	5.1	9.1

Reinsurance ceded	2,452.1	2,265.7
Deposits	2,153.2	2,478.4

Other	33.6	30.8

Total	$ 4,616.1	$ 4,759.0

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005

Deposits ceded under reinsurance	$ 1,309.1	$ 1,144.3	$ 722.2
Premiums ceded under reinsurance	2.4	2.5	3.0

Reinsurance recoveries	1,723.2	657.6	703.4

Also see Reinsurance Agreements in the Related Party Transactions footnote.

13. Commitments and Contingent Liabilities

Leases The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

C-53

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2007, 2006, and 2005, rent expense for leases was

$7.9, $8.3, and $8.0, respectively.

The future net minimum payments under

noncancelable leases for the years ended December 31, 2008 through 2012 are estimated to be $8.6, $8.6, $7.0, $5.7, and $5.5, respectively, and $24.2, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties.
Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $616.3, $156.5 of which was with related parties.
At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $537.9, $143.2 of which was with related parties.
During 2007 and 2006, $33.1 and $32.4, respectively, was funded to related parties under these commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company will reimburse the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement.
The Company can seek recovery of any losses under the agreements by sale or collection of the received reference obligation. As of December 31, 2007, the maximum potential future exposure to the Company under the guarantee was $32.5.

Cash Collateral

Under the terms of the Company’s Over-The-Counter Derivative International Swaps and
Derivatives Association, Inc. Agreements (“ISDA Agreements”), the Company may
receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA
Agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal
Funds rate. As of December 31, 2007, the Company held $11.5 of cash collateral, which was included in Collateral held, including payables under securities loan agreement and was reinvested in Short-term investments under securities loan agreement on the

C-54

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Condensed Balance Sheets. The Company held no cash collateral under the ISDA
Agreements as of December 31, 2006.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the
Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance;
sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the
Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the
Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

C-55

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues,
ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and
Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s
U.S.-based operations, including the Company.

C-56

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

14.	Accumulated Other Comprehensive Income (Loss)

	Shareholder’s equity included the following components of Accumulated			other
	comprehensive income (loss) as of December 31, 2007, 2006, and 2005.

		2007	2006	2005

	Net unrealized capital (losses) gains:

	Fixed maturities, available-for-sale	$ (122.3) $	(28.9) $	(6.9)
	Equity securities, available-for-sale	(5.5)	1.5	1.1

	DAC/VOBA adjustment on

	available-for-sale securities	(36.9)	21.1	7.5
	Sales inducements adjustment on
	available-for-sale securities	0.5	1.0	2.5

Other investments Unrealized capital (losses) gains , before tax

(6.4)	(6.6)	(5.4)

(170.6)	(11.9)	(1.2)

Deferred income tax asset (liability)	59.7	3.8	0.4
Deferred tax asset valuation allowance	(46.9)	-	-

Net unrealized capital (losses) gains	(157.8)	(8.1)	(0.8)
Pension liability, net of tax	(2.9)	(5.1)	(3.9)

Other	-	1.1	-

Accumulated other comprehensive (loss) income	$ (160.7)	$ (12.1)	$ (4.7)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains
(losses) on securities, including securities pledged, were as follows for the years ended
December 31, 2007, 2006, and 2005.

	2007	2006	2005

Fixed maturities, available-for-sale	$ (93.4)	$ (22.0)	$ (458.3)
Equity securities, available-for-sale	(7.0)	0.4	0.6

DAC/VOBA adjustment on

available-for-sale securities	(58.0)	13.6	266.1
Sales inducements adjustment on
available-for-sale securities	(0.5)	(1.5)	9.2

Other investments	0.2	(1.2)	(2.8)

Unrealized capital (losses) gains, before tax	(158.7)	(10.7)	(185.2)

Deferred income tax asset (liability)	55.9	3.4	66.8

Net change in unrealized capital (losses) gains	$ (102.8)	$ (7.3)	$ (118.4)

C-57

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Net unrealized capital holding (losses) gains
arising during the year (1)
Less: reclassification adjustment for (losses) gains
and other items included in Net income (2)
Net change in unrealized capital (losses)
gains on securities

2007	2006	2005

$ (210.5)	$ (49.5)	$ (69.2)
(107.7)	(42.2)	49.2

$ (102.8)	$ (7.3)	$ (118.4)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $(324.9), $(72.6), and $(108.3), for the years ended December 31, 2007, 2006, and 2005, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(166.2), $(61.9), and $76.9, for the years ended December 31, 2007, 2006, and 2005, respectively.

C-58

QUARTERLY DATA (UNAUDITED)
(Dollar amounts in millions, unless otherwise stated)

2007	First	Second	Third	Fourth

Total revenue	$ 512.4	$ 632.7	$ 534.7	$ 494.0

Income (loss) before income taxes	96.6	138.1	37.1	(144.4)

Income tax expense (benefit)	26.9	41.0	(11.1)	(58.4)

Net income (loss)	$ 69.7	$ 97.1	$ 48.2	$ (86.0)

2006	First	Second	Third	Fourth

Total revenue	$ 425.1	$ 502.2	$ 535.6	$ 562.8

Income before income taxes	54.1	54.2	75.6	92.7

Income tax expense	13.5	13.0	2.1	35.8

Net income	$ 40.6	$ 41.2	$ 73.5	$ 56.9

C-59

FINANCIAL STATEMENTS ING USA Annuity and Life Insurance Company Separate Account B Year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

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ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Financial Statements Year ended December 31, 2007

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING
USA Annuity and Life Insurance Company Separate Account B (the “Account”) as of December 31,
2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A
Columbia Federal Securities Fund, Variable Series - Class A
Columbia Large Cap Growth Fund, Variable Series - Class A
Columbia Small Cap Value Fund, Variable Series - Class B
Columbia Small Company Growth Fund, Variable Series -
Class A
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Mutual Shares Securities Fund - Class 2
ING GET Fund:
ING GET Fund - Series Q
ING GET Fund - Series R
ING GET Fund - Series S
ING GET Fund - Series T
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2
Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service 2 Class
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class
ING EquitiesPlus Portfolio - Service Class
ING EquitiesPlus Portfolio - Service 2 Class
ING Evergreen Health Sciences Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class
ING Evergreen Omega Portfolio - Service 2 Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class

ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
ING FMRSM Large Cap Growth Portfolio - Service Class
ING FMRSM Mid Cap Growth Portfolio - Service Class
ING FMRSM Mid Cap Growth Portfolio - Service 2 Class
ING Focus 5 Portfolio - Service Class
ING Franklin Income Portfolio - Service Class
ING Franklin Income Portfolio - Service 2 Class
ING Franklin Mutual Shares Portfolio - Service Class
ING Franklin Templeton Founding Strategy Portfolio - Service
Class
ING Global Real Estate Portfolio - Service Class
ING Global Real Estate Portfolio - Service 2 Class
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Global Technology Portfolio - Service Class
ING Global Technology Portfolio - Service 2 Class
ING International Growth Opportunities Portfolio - Service Class
ING International Growth Opportunities Portfolio - Service 2
Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser
Class
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service 2 Class
ING Julius Baer Foreign Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class
ING Legg Mason Partners All Cap Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service 2 Class
ING Legg Mason Value Portfolio - Service Class
ING Legg Mason Value Portfolio - Service 2 Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service 2 Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service 2 Class
ING LifeStyle Moderate Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service 2 Class

ING Investors Trust (continued):
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Liquid Assets Portfolio - Service 2 Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class
ING MarketPro Portfolio - Service Class
ING MarketPro Portfolio - Service 2 Class
ING MarketStyle Growth Portfolio - Service Class
ING MarketStyle Moderate Growth Portfolio - Service Class
ING MarketStyle Moderate Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class
ING Marsico International Opportunities Portfolio - Service
Class
ING MFS Total Return Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Oppenheimer Main Street Portfolio® - Service 2 Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO Core Bond Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service 2
Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
ING Templeton Global Growth Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service 2 Class
ING UBS U.S. Allocation Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service 2 Class
ING Van Kampen Capital Growth Portfolio - Service Class
ING Van Kampen Capital Growth Portfolio - Service 2 Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Global Franchise Portfolio - Service 2 Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service 2 Class
ING Van Kampen Real Estate Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service 2 Class
ING VP Index Plus International Equity Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service 2
Class
ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2
Class
ING Mutual Funds:
ING Diversified International Fund - Class R
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class
ING American Century Select Portfolio - Initial Class
ING American Century Select Portfolio - Service Class
ING American Century Small-Mid Cap Value Portfolio - Service
Class
ING Baron Small Cap Growth Portfolio - Service Class

ING Partners, Inc. (continued):
ING Columbia Small Cap Value II Portfolio - Service Class
ING Davis New York Venture Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class
ING JPMorgan International Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Neuberger Berman Regency Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING Thornburg Value Portfolio - Initial Class
ING Thornburg Value Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S
ING VP Strategic Allocation Growth Portfolio - Class S
ING VP Strategic Allocation Moderate Portfolio - Class S
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I
ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING GET U.S. Core Portfolio - Series 14
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S
ING VP Growth Portfolio - Class S
ING VP Index Plus LargeCap Portfolio - Class S

ING Variable Portfolios, Inc. (continued):
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP International Equity Portfolio - Class S
ING VP Small Company Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S
ING VP International Value Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio
Legg Mason Partners Variable Investors Portfolio
Legg Mason Partners Variable Large Cap Value Portfolio
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable Money Market Portfolio

Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
Pioneer Small Cap Value VCT Portfolio - Class II
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance
Company Separate Account B at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 21, 2008

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

Columbia
		Columbia Asset	Federal	Columbia Large	Columbia Small
	AIM V.I.	Allocation	Securities Fund,	Cap Growth	Cap Value
	Leisure Fund -	Fund, Variable	Variable Series	Fund, Variable	Fund, Variable
	Series I Shares	Series - Class A	- Class A	Series - Class A	Series - Class B

Assets
Investments in mutual funds
at fair value	$ 42,311	$ 668	$ 80	$ 484	$ 256,926
Total assets	42,311	668	80	484	256,926

Liabilities
Payable to related parties	6	-	-	-	37

Total liabilities	6	-	-	-	37

Net assets	$ 42,305	$ 668	$ 80	$ 484	$ 256,889

Net assets
Accumulation units	$ 42,305	$ 668	$ 80	$ 484	$ 256,889
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 42,305	$ 668	$ 80	$ 484	$ 256,889

Total number of mutual fund shares	3,339,440	43,814	7,598	15,431	14,265,714

Cost of mutual fund shares	$ 39,576	$ 565	$ 83	$ 370	$ 245,007

The accompanying notes are an integral part of these financial statements. 4

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

Columbia Small
	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Growth Fund,	Equity-Income	Contrafund®	Cap Value
	Variable Series	Portfolio -	Portfolio -	Securities Fund	ING GET Fund
	- Class A	Service Class 2	Service Class 2	- Class 2	- Series U

Assets
Investments in mutual funds
at fair value	$ 91	$ 373,427	$ 922,669	$ 8,548	$ 70,793
Total assets	91	373,427	922,669	8,548	70,793

Liabilities
Payable to related parties	-	40	82	-	17

Total liabilities	-	40	82	-	17

Net assets	$ 91	$ 373,387	$ 922,587	$ 8,548	$ 70,776

Net assets
Accumulation units	$ 91	$ 373,387	$ 922,587	$ 8,548	$ 70,776
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 91	$ 373,387	$ 922,587	$ 8,548	$ 70,776

Total number of mutual fund shares	6,247	15,843,314	33,600,460	499,894	7,065,149

Cost of mutual fund shares	$ 59	$ 385,837	$ 1,025,841	$ 9,177	$ 70,181

The accompanying notes are an integral part of these financial statements. 5

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING	ING
		AllianceBernstein	AllianceBernstein		ING American
		Mid Cap Growth	Mid Cap Growth	ING American	Funds Growth-
	ING GET Fund	Portfolio - Service	Portfolio - Service 2	Funds Growth	Income
	- Series V	Class	Class	Portfolio	Portfolio

Assets
Investments in mutual funds
at fair value	$ 95,748	$ 431,753	$ 18,870	$ 2,456,018	$ 1,595,165
Total assets	95,748	431,753	18,870	2,456,018	1,595,165

Liabilities
Payable to related parties	23	71	2	252	157
Total liabilities	23	71	2	252	157
Net assets	$ 95,725	$ 431,682	$ 18,868	$ 2,455,766	$ 1,595,008

Net assets
Accumulation units	$ 95,725	$ 431,682	$ 18,868	$ 2,455,766	$ 1,595,008
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 95,725	$ 431,682	$ 18,868	$ 2,455,766	$ 1,595,008

Total number of mutual fund shares	9,268,923	24,601,309	1,085,080	34,533,443	35,806,172

Cost of mutual fund shares	$ 92,494	$ 390,134	$ 18,265	$ 1,857,047	$ 1,347,120

The accompanying notes are an integral part of these financial statements. 6

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING BlackRock
		Large Cap	ING BlackRock
	ING American	Growth	Large Cap	ING BlackRock	ING BlackRock
	Funds	Portfolio -	Growth	Large Cap	Large Cap
	International	Institutional	Portfolio -	Value Portfolio Value Portfolio
	Portfolio	Class	Service Class	- Service Class	- Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 1,548,147	$ 244	$ 153,527	$ 57,559	$ 4,303
Total assets	1,548,147	244	153,527	57,559	4,303

Liabilities
Payable to related parties	147	-	20	7	-

Total liabilities	147	-	20	7	-

Net assets	$ 1,548,000	$ 244	$ 153,507	$ 57,552	$ 4,303

Net assets
Accumulation units	$ 1,548,000	$ 244	$ 153,507	$ 57,552	$ 4,303
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 1,548,000	$ 244	$ 153,507	$ 57,552	$ 4,303

Total number of mutual fund shares	58,954,580	19,726	12,451,490	4,105,474	308,698

Cost of mutual fund shares	$ 1,125,424	$ 248	$ 138,997	$ 54,016	$ 3,819

The accompanying notes are an integral part of these financial statements. 7

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING Capital	ING Capital
	Guardian U.S.	Guardian U.S.	ING	ING	ING Evergreen
	Equities	Equities	EquitiesPlus	EquitiesPlus	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 465,502	$ 8,502	$ 102,423	$ 33	$ 205,661
Total assets	465,502	8,502	102,423	33	205,661

Liabilities
Payable to related parties	66	1	21	-	26

Total liabilities	66	1	21	-	26

Net assets	$ 465,436	$ 8,501	$ 102,402	$ 33	$ 205,635

Net assets
Accumulation units	$ 465,436	$ 8,501	$ 102,402	$ 33	$ 205,635
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 465,436	$ 8,501	$ 102,402	$ 33	$ 205,635

Total number of mutual fund shares	41,158,415	753,705	10,031,588	3,248	16,168,335

Cost of mutual fund shares	$ 409,454	$ 8,288	$ 101,111	$ 32	$ 179,964

The accompanying notes are an integral part of these financial statements. 8

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

					ING FMRSM
	ING Evergreen	ING Evergreen	ING FMRSM	ING FMRSM	Large Cap
	Omega	Omega	Diversified Mid Diversified Mid		Growth
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 8,528	$ 1,301	$ 1,062,157	$ 47,077	$ 160,666
Total assets	8,528	1,301	1,062,157	47,077	160,666

Liabilities
Payable to related parties	1	-	161	5	23

Total liabilities	1	-	161	5	23

Net assets	$ 8,527	$ 1,301	$ 1,061,996	$ 47,072	$ 160,643

Net assets
Accumulation units	$ 8,527	$ 1,301	$ 1,061,991	$ 47,072	$ 160,643
Contracts in payout (annuitization)	-	-	5	-	-

Total net assets	$ 8,527	$ 1,301	$ 1,061,996	$ 47,072	$ 160,643

Total number of mutual fund shares	666,270	102,154	69,695,358	3,105,355	14,306,897

Cost of mutual fund shares	$ 7,597	$ 1,103	$ 952,453	$ 41,023	$ 155,558

The accompanying notes are an integral part of these financial statements. 9

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING FMRSM	ING FMRSM
	Mid Cap	Mid Cap		ING Franklin	ING Franklin
	Growth	Growth	ING Focus 5	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 377,647	$ 17,921	$ 99,547	$ 342,106	$ 9,020
Total assets	377,647	17,921	99,547	342,106	9,020

Liabilities
Payable to related parties	86	2	6	30	-

Total liabilities	86	2	6	30	-

Net assets	$ 377,561	$ 17,919	$ 99,541	$ 342,076	$ 9,020

Net assets
Accumulation units	$ 377,537	$ 17,919	$ 99,541	$ 342,076	$ 9,020
Contracts in payout (annuitization)	24	-	-	-	-

Total net assets	$ 377,561	$ 17,919	$ 99,541	$ 342,076	$ 9,020

Total number of mutual fund shares	29,759,421	1,423,452	9,562,673	30,572,451	807,523

Cost of mutual fund shares	$ 263,881	$ 15,557	$ 101,857	$ 338,670	$ 9,034

The accompanying notes are an integral part of these financial statements. 10

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING Franklin
Templeton
	ING Franklin	Founding	ING Global	ING Global	ING Global
	Mutual Shares	Strategy	Real Estate	Real Estate	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 199,501	$ 520,622	$ 145,410	$ 2,736	$ 828,140
Total assets	199,501	520,622	145,410	2,736	828,140

Liabilities
Payable to related parties	16	32	15	-	93

Total liabilities	16	32	15	-	93

Net assets	$ 199,485	$ 520,590	$ 145,395	$ 2,736	$ 828,047

Net assets
Accumulation units	$ 199,485	$ 520,590	$ 145,395	$ 2,736	$ 828,013
Contracts in payout (annuitization)	-	-	-	-	34

Total net assets	$ 199,485	$ 520,590	$ 145,395	$ 2,736	$ 828,047

Total number of mutual fund shares	20,652,314	53,672,396	12,047,251	225,761	31,620,449

Cost of mutual fund shares	$ 199,956	$ 531,247	$ 161,516	$ 3,047	$ 672,171

The accompanying notes are an integral part of these financial statements. 11

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				ING	ING
				International	International
	ING Global	ING Global	ING Global	Growth	Growth
	Resources	Technology	Technology	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 41,173	$ 129,572	$ 7,297	$ 142,402	$ 10,824
Total assets	41,173	129,572	7,297	142,402	10,824

Liabilities
Payable to related parties	4	15	1	24	1
Total liabilities	4	15	1	24	1
Net assets	$ 41,169	$ 129,557	$ 7,296	$ 142,378	$ 10,823

Net assets
Accumulation units	$ 41,169	$ 129,557	$ 7,296	$ 142,378	$ 10,823
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 41,169	$ 129,557	$ 7,296	$ 142,378	$ 10,823

Total number of mutual fund shares	1,582,975	16,893,412	958,853	13,745,357	1,049,824

Cost of mutual fund shares	$ 30,786	$ 123,690	$ 6,772	$ 130,048	$ 9,885

The accompanying notes are an integral part of these financial statements. 12

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING JPMorgan	ING JPMorgan
	ING Janus	ING Janus	Emerging	Emerging	ING JPMorgan
	Contrarian	Contrarian	Markets Equity	Markets Equity	Small Cap Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio
	Service Class	Service 2 Class	Adviser Class	Service Class	- Service Class

Assets
Investments in mutual funds
at fair value	$ 784,716	$ 39,417	$ 47,817	$ 867,448	$ 236,412
Total assets	784,716	39,417	47,817	867,448	236,412

Liabilities
Payable to related parties	101	4	4	98	25
Total liabilities	101	4	4	98	25
Net assets	$ 784,615	$ 39,413	$ 47,813	$ 867,350	$ 236,387

Net assets
Accumulation units	$ 784,615	$ 39,413	$ 47,813	$ 867,335	$ 236,387
Contracts in payout (annuitization)	-	-	-	15	-

Total net assets	$ 784,615	$ 39,413	$ 47,813	$ 867,350	$ 236,387

Total number of mutual fund shares	44,334,234	2,242,174	1,798,969	32,391,619	17,815,551

Cost of mutual fund shares	$ 717,553	$ 36,823	$ 25,933	$ 563,021	$ 236,034

The accompanying notes are an integral part of these financial statements. 13

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING JPMorgan	ING JPMorgan
	ING JPMorgan	Value	Value	ING Julius Baer	ING Julius Baer
	Small Cap Core Opportunities		Opportunities	Foreign	Foreign
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 50,964	$ 41,474	$ 1,674	$ 908,481	$ 74,254
Total assets	50,964	41,474	1,674	908,481	74,254

Liabilities
Payable to related parties	5	4	-	88	7

Total liabilities	5	4	-	88	7

Net assets	$ 50,959	$ 41,470	$ 1,674	$ 908,393	$ 74,247

Net assets
Accumulation units	$ 50,959	$ 41,470	$ 1,674	$ 908,393	$ 74,247
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 50,959	$ 41,470	$ 1,674	$ 908,393	$ 74,247

Total number of mutual fund shares	3,872,661	3,529,675	143,440	49,400,827	4,053,186

Cost of mutual fund shares	$ 47,595	$ 43,905	$ 1,706	$ 725,336	$ 54,140

The accompanying notes are an integral part of these financial statements. 14

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING LifeStyle	ING LifeStyle
	ING Legg	ING Legg	Aggressive	Aggressive	ING LifeStyle
	Mason Value	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 352,742	$ 25,417	$ 1,326,112	$ 4,329	$ 3,874,407
Total assets	352,742	25,417	1,326,112	4,329	3,874,407

Liabilities
Payable to related parties	45	3	216	1	-

Total liabilities	45	3	216	1	-

Net assets	$ 352,697	$ 25,414	$ 1,325,896	$ 4,328	$ 3,874,407

Net assets
Accumulation units	$ 352,697	$ 25,414	$ 1,325,896	$ 4,328	$ 3,874,407
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 352,697	$ 25,414	$ 1,325,896	$ 4,328	$ 3,874,407

Total number of mutual fund shares	33,722,969	2,443,956	94,993,661	310,742	286,568,532

Cost of mutual fund shares	$ 310,921	$ 24,015	$ 1,169,584	$ 4,325	$ 3,527,603

The accompanying notes are an integral part of these financial statements. 15

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING LifeStyle	ING LifeStyle
	ING LifeStyle	Moderate	Moderate	ING LifeStyle	ING LifeStyle
	Growth	Growth	Growth	Moderate	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 12,287	$ 2,954,262	$ 16,309	$ 1,290,741	$ 13,610
Total assets	12,287	2,954,262	16,309	1,290,741	13,610

Liabilities
Payable to related parties	1	307	1	127	1
Total liabilities	1	307	1	127	1
Net assets	$ 12,286	$ 2,953,955	$ 16,308	$ 1,290,614	$ 13,609

Net assets
Accumulation units	$ 12,286	$ 2,953,955	$ 16,308	$ 1,290,614	$ 13,609
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 12,286	$ 2,953,955	$ 16,308	$ 1,290,614	$ 13,609

Total number of mutual fund shares	911,504	228,304,621	1,263,299	102,765,974	1,087,048

Cost of mutual fund shares	$ 12,030	$ 2,689,395	$ 16,255	$ 1,202,933	$ 13,354

The accompanying notes are an integral part of these financial statements. 16

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

				ING Lord	ING Lord
	ING Limited			Abbett	Abbett
	Maturity Bond	ING Liquid	ING Liquid	Affiliated	Affiliated
	Portfolio -	Assets Portfolio	Assets Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 176,497	$ 1,050,129	$ 24,215	$ 122,023	$ 3,428
Total assets	176,497	1,050,129	24,215	122,023	3,428

Liabilities
Payable to related parties	31	111	2	17	-

Total liabilities	31	111	2	17	-

Net assets	$ 176,466	$ 1,050,018	$ 24,213	$ 122,006	$ 3,428

Net assets
Accumulation units	$ 176,438	$ 1,050,012	$ 24,213	$ 122,006	$ 3,428
Contracts in payout (annuitization)	28	6	-	-	-

Total net assets	$ 176,466	$ 1,050,018	$ 24,213	$ 122,006	$ 3,428

Total number of mutual fund shares	15,872,020	1,050,129,420	24,215,149	9,623,272	271,872

Cost of mutual fund shares	$ 180,330	$ 1,050,129	$ 24,215	$ 100,191	$ 3,159

The accompanying notes are an integral part of these financial statements. 17

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING Marsico
	ING Marsico	ING Marsico	International	ING MFS Total	ING MFS Total
	Growth	Growth	Opportunities	Return	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 758,343	$ 26,448	$ 294,987	$ 1,114,949	$ 49,371
Total assets	758,343	26,448	294,987	1,114,949	49,371

Liabilities
Payable to related parties	149	2	31	168	5
Total liabilities	149	2	31	168	5
Net assets	$ 758,194	$ 26,446	$ 294,956	$ 1,114,781	$ 49,366

Net assets
Accumulation units	$ 758,194	$ 26,446	$ 294,956	$ 1,114,781	$ 49,366
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 758,194	$ 26,446	$ 294,956	$ 1,114,781	$ 49,366

Total number of mutual fund shares	40,060,391	1,407,563	17,301,288	61,160,133	2,730,690

Cost of mutual fund shares	$ 467,493	$ 20,017	$ 246,454	$ 1,024,426	$ 49,347

The accompanying notes are an integral part of these financial statements. 18

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING	ING
	ING MFS	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Utilities	Main Street	Main Street	Core Bond	Core Bond
	Portfolio -	Portfolio® -	Portfolio® -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 499,767	$ 379,380	$ 4,861	$ 963,420	$ 47,663
Total assets	499,767	379,380	4,861	963,420	47,663

Liabilities
Payable to related parties	63	76	-	91	4

Total liabilities	63	76	-	91	4

Net assets	$ 499,704	$ 379,304	$ 4,861	$ 963,329	$ 47,659

Net assets
Accumulation units	$ 499,704	$ 379,304	$ 4,861	$ 963,329	$ 47,659
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 499,704	$ 379,304	$ 4,861	$ 963,329	$ 47,659

Total number of mutual fund shares	28,013,873	18,524,425	238,649	83,994,806	4,177,270

Cost of mutual fund shares	$ 407,599	$ 244,810	$ 3,883	$ 914,857	$ 45,291

The accompanying notes are an integral part of these financial statements. 19

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

				ING T. Rowe	ING T. Rowe
	ING PIMCO		ING Pioneer	Price Capital	Price Capital
	High Yield	ING Pioneer	Mid Cap Value	Appreciation	Appreciation
	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 575,031	$ 89,782	$ 648,963	$ 2,707,224	$ 111,821
Total assets	575,031	89,782	648,963	2,707,224	111,821

Liabilities
Payable to related parties	524	10	78	350	10
Total liabilities	524	10	78	350	10
Net assets	$ 574,507	$ 89,772	$ 648,885	$ 2,706,874	$ 111,811

Net assets
Accumulation units	$ 574,507	$ 89,772	$ 648,885	$ 2,706,397	$ 111,811
Contracts in payout (annuitization)	-	-	-	477	-

Total net assets	$ 574,507	$ 89,772	$ 648,885	$ 2,706,874	$ 111,811

Total number of mutual fund shares	58,142,683	6,843,168	52,675,563	109,648,614	4,556,691

Cost of mutual fund shares	$ 594,412	$ 77,777	$ 582,065	$ 2,349,567	$ 108,750

The accompanying notes are an integral part of these financial statements. 20

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Equity	Price Equity	ING Templeton	ING Templeton	ING UBS U.S.
	Income	Income	Global Growth Global Growth		Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 945,632	$ 34,718	$ 448,129	$ 8,170	$ 84,491
Total assets	945,632	34,718	448,129	8,170	84,491

Liabilities
Payable to related parties	128	4	57	1	12
Total liabilities	128	4	57	1	12
Net assets	$ 945,504	$ 34,714	$ 448,072	$ 8,169	$ 84,479

Net assets
Accumulation units	$ 945,196	$ 34,714	$ 448,007	$ 8,169	$ 84,479
Contracts in payout (annuitization)	308	-	65	-	-

Total net assets	$ 945,504	$ 34,714	$ 448,072	$ 8,169	$ 84,479

Total number of mutual fund shares	62,130,859	2,296,135	31,141,711	571,696	8,332,447

Cost of mutual fund shares	$ 761,291	$ 30,748	$ 343,534	$ 7,202	$ 75,664

The accompanying notes are an integral part of these financial statements. 21

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING Van	ING Van	ING Van	ING Van
	ING UBS U.S.	Kampen Capital	Kampen Capital	Kampen Global	Kampen Global
	Allocation	Growth	Growth	Franchise	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 4,575	$ 54,241	$ 14,457	$ 339,669	$ 86,803
Total assets	4,575	54,241	14,457	339,669	86,803

Liabilities
Payable to related parties	1	8	2	38	9
Total liabilities	1	8	2	38	9
Net assets	$ 4,574	$ 54,233	$ 14,455	$ 339,631	$ 86,794

Net assets
Accumulation units	$ 4,574	$ 54,233	$ 14,455	$ 339,631	$ 86,794
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 4,574	$ 54,233	$ 14,455	$ 339,631	$ 86,794

Total number of mutual fund shares	453,400	3,893,849	1,044,566	20,015,872	5,145,378

Cost of mutual fund shares	$ 4,331	$ 43,850	$ 10,877	$ 285,176	$ 65,140

The accompanying notes are an integral part of these financial statements. 22

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen			ING VP Index
	Growth and	Growth and	ING Van	ING Van	Plus
	Income	Income	Kampen Real	Kampen Real	International
	Portfolio -	Portfolio -	Estate Portfolio	Estate Portfolio	Equity Portfolio
	Service Class	Service 2 Class	- Service Class	- Service 2 Class	- Service Class

Assets
Investments in mutual funds
at fair value	$ 739,325	$ 77,102	$ 578,927	$ 30,572	$ 41,033
Total assets	739,325	77,102	578,927	30,572	41,033

Liabilities
Payable to related parties	120	7	93	3	4
Total liabilities	120	7	93	3	4
Net assets	$ 739,205	$ 77,095	$ 578,834	$ 30,569	$ 41,029

Net assets
Accumulation units	$ 739,141	$ 77,095	$ 578,758	$ 30,569	$ 41,029
Contracts in payout (annuitization)	64	-	76	-	-

Total net assets	$ 739,205	$ 77,095	$ 578,834	$ 30,569	$ 41,029

Total number of mutual fund shares	27,545,649	2,888,792	20,377,576	1,081,062	2,905,990

Cost of mutual fund shares	$ 646,440	$ 70,375	$ 598,743	$ 31,066	$ 39,582

The accompanying notes are an integral part of these financial statements. 23

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP Index	ING Wells	ING Wells	ING Wells	ING Wells
	Plus	Fargo	Fargo	Fargo Small	Fargo Small
	International	Disciplined	Disciplined	Cap Disciplined Cap Disciplined
	Equity Portfolio	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	- Service 2 Class	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 800	$ 207,971	$ 4,132	$ 14,312	$ 641
Total assets	800	207,971	4,132	14,312	641

Liabilities
Payable to related parties	-	45	-	2	-

Total liabilities	-	45	-	2	-

Net assets	$ 800	$ 207,926	$ 4,132	$ 14,310	$ 641

Net assets
Accumulation units	$ 800	$ 207,823	$ 4,132	$ 14,310	$ 641
Contracts in payout (annuitization)	-	103	-	-	-

Total net assets	$ 800	$ 207,926	$ 4,132	$ 14,310	$ 641

Total number of mutual fund shares	56,552	12,284,175	245,517	1,304,694	58,633

Cost of mutual fund shares	$ 753	$ 140,607	$ 3,509	$ 14,959	$ 665

The accompanying notes are an integral part of these financial statements. 24

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING American	ING American	ING Baron	ING Columbia
		Century Large	Century Small-	Small Cap	Small Cap
	ING Diversified	Company Value	Mid Cap Value	Growth	Value II
	International	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 398	$ 527	$ 519	$ 240,630	$ 144,110
Total assets	398	527	519	240,630	144,110

Liabilities
Payable to related parties	-	-	-	-	12

Total liabilities	-	-	-	-	12

Net assets	$ 398	$ 527	$ 519	$ 240,630	$ 144,098

Net assets
Accumulation units	$ 398	$ 527	$ 519	$ 240,630	$ 144,098
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 398	$ 527	$ 519	$ 240,630	$ 144,098

Total number of mutual fund shares	29,588	36,404	45,529	12,371,745	13,803,650

Cost of mutual fund shares	$ 378	$ 535	$ 575	$ 225,443	$ 142,343

The accompanying notes are an integral part of these financial statements. 25

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING Legg
				Mason Partners	ING Neuberger
	ING Davis New	ING JPMorgan	ING JPMorgan	Aggressive	Berman
	York Venture	International	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 182,886	$ 179,394	$ 23,167	$ 152,220	$ 148,908
Total assets	182,886	179,394	23,167	152,220	148,908

Liabilities
Payable to related parties	14	18	2	21	25
Total liabilities	14	18	2	21	25
Net assets	$ 182,872	$ 179,376	$ 23,165	$ 152,199	$ 148,883

Net assets
Accumulation units	$ 182,872	$ 179,376	$ 23,165	$ 152,199	$ 148,883
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 182,872	$ 179,376	$ 23,165	$ 152,199	$ 148,883

Total number of mutual fund shares	8,969,414	10,245,258	1,478,455	3,199,236	13,236,273

Cost of mutual fund shares	$ 177,212	$ 155,414	$ 20,995	$ 128,644	$ 144,998

The accompanying notes are an integral part of these financial statements. 26

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
	ING Neuberger				Oppenheimer
	Berman	ING OpCap	ING	ING	Strategic
	Regency	Balanced Value	Oppenheimer	Oppenheimer	Income
	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio	Portfolio -
	Service Class	Service Class	- Initial Class	- Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 12,883	$ 624	$ 14,308	$ 160,051	$ 10,045
Total assets	12,883	624	14,308	160,051	10,045

Liabilities
Payable to related parties	1	-	1	15	-

Total liabilities	1	-	1	15	-

Net assets	$ 12,882	$ 624	$ 14,307	$ 160,036	$ 10,045

Net assets
Accumulation units	$ 12,882	$ 624	$ 14,307	$ 160,036	$ 10,045
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 12,882	$ 624	$ 14,307	$ 160,036	$ 10,045

Total number of mutual fund shares	1,192,909	49,218	848,156	9,723,632	896,095

Cost of mutual fund shares	$ 13,620	$ 679	$ 10,580	$ 150,422	$ 9,575

The accompanying notes are an integral part of these financial statements. 27

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 4,744	$ 9,290	$ 6,508	$ 7,753	$ 1,135
Total assets	4,744	9,290	6,508	7,753	1,135

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 4,744	$ 9,290	$ 6,508	$ 7,753	$ 1,135

Net assets
Accumulation units	$ 4,744	$ 9,290	$ 6,508	$ 7,753	$ 1,135
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 4,744	$ 9,290	$ 6,508	$ 7,753	$ 1,135

Total number of mutual fund shares	404,075	751,603	507,678	583,370	82,530

Cost of mutual fund shares	$ 4,481	$ 9,095	$ 6,383	$ 7,722	$ 1,127

The accompanying notes are an integral part of these financial statements. 28

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING T. Rowe
Price
	ING Solution	Diversified Mid	ING T. Rowe	ING Templeton
	Income	Cap Growth	Price Growth	Foreign Equity	ING Thornburg
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -	Value Portfolio
	Service Class	Service Class	- Service Class	Service Class	- Initial Class

Assets
Investments in mutual funds
at fair value	$ 4,657	$ 3,215	$ 35,825	$ 110,588	$ 2,633
Total assets	4,657	3,215	35,825	110,588	2,633

Liabilities
Payable to related parties	-	-	2	9	-

Total liabilities	-	-	2	9	-

Net assets	$ 4,657	$ 3,215	$ 35,823	$ 110,579	$ 2,633

Net assets
Accumulation units	$ 4,657	$ 3,215	$ 35,823	$ 110,579	$ 2,633
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 4,657	$ 3,215	$ 35,823	$ 110,579	$ 2,633

Total number of mutual fund shares	400,440	343,133	583,937	8,113,600	77,454

Cost of mutual fund shares	$ 4,556	$ 3,121	$ 36,096	$ 108,430	$ 1,947

The accompanying notes are an integral part of these financial statements. 29

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING UBS U.S.	ING Van	ING Van
		ING UBS U.S.	Small Cap	Kampen	Kampen Equity
	ING Thornburg	Large Cap	Growth	Comstock	and Income
	Value Portfolio	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	- Service Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 13,461	$ 14,104	$ 2,556	$ 222,006	$ 3,549
Total assets	13,461	14,104	2,556	222,006	3,549

Liabilities
Payable to related parties	1	-	-	22	7

Total liabilities	1	-	-	22	7

Net assets	$ 13,460	$ 14,104	$ 2,556	$ 221,984	$ 3,542

Net assets
Accumulation units	$ 13,460	$ 14,104	$ 2,556	$ 221,984	$ 3,542
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 13,460	$ 14,104	$ 2,556	$ 221,984	$ 3,542

Total number of mutual fund shares	398,841	1,345,809	267,060	17,774,681	93,998

Cost of mutual fund shares	$ 13,030	$ 13,800	$ 2,738	$ 212,493	$ 3,152

The accompanying notes are an integral part of these financial statements. 30

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic	ING VP
	Kampen Equity	Allocation	Allocation	Allocation	Growth and
	and Income	Conservative	Growth	Moderate	Income
	Portfolio -	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Service Class	S	S	S	I

Assets
Investments in mutual funds
at fair value	$ 102,113	$ 1,445	$ 455	$ 862	$ 150
Total assets	102,113	1,445	455	862	150

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 102,113	$ 1,445	$ 455	$ 862	$ 150

Net assets
Accumulation units	$ 102,113	$ 1,445	$ 455	$ 862	$ 150
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 102,113	$ 1,445	$ 455	$ 862	$ 150

Total number of mutual fund shares	2,723,011	107,521	27,584	57,066	6,060

Cost of mutual fund shares	$ 101,148	$ 1,414	$ 451	$ 837	$ 150

The accompanying notes are an integral part of these financial statements. 31

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING VP
Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	S	Series 1	Series 2	Series 3	Series 4

Assets
Investments in mutual funds
at fair value	$ 7,420	$ 73,463	$ 51,534	$ 49,389	$ 35,867
Total assets	7,420	73,463	51,534	49,389	35,867

Liabilities
Payable to related parties	-	11	4	9	7

Total liabilities	-	11	4	9	7

Net assets	$ 7,420	$ 73,452	$ 51,530	$ 49,380	$ 35,860

Net assets
Accumulation units	$ 7,420	$ 73,452	$ 51,530	$ 49,380	$ 35,860
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 7,420	$ 73,452	$ 51,530	$ 49,380	$ 35,860

Total number of mutual fund shares	301,267	7,091,017	4,979,138	4,668,140	3,393,311

Cost of mutual fund shares	$ 6,835	$ 70,954	$ 49,744	$ 46,727	$ 34,159

The accompanying notes are an integral part of these financial statements. 32

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9

Assets
Investments in mutual funds
at fair value	$ 23,313	$ 24,950	$ 16,213	$ 9,957	$ 7,522
Total assets	23,313	24,950	16,213	9,957	7,522

Liabilities
Payable to related parties	3	3	3	2	1
Total liabilities	3	3	3	2	1
Net assets	$ 23,310	$ 24,947	$ 16,210	$ 9,955	$ 7,521

Net assets
Accumulation units	$ 23,310	$ 24,947	$ 16,210	$ 9,955	$ 7,521
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 23,310	$ 24,947	$ 16,210	$ 9,955	$ 7,521

Total number of mutual fund shares	2,201,384	2,353,757	1,509,614	927,106	695,858

Cost of mutual fund shares	$ 22,273	$ 23,795	$ 15,258	$ 9,398	$ 7,051

The accompanying notes are an integral part of these financial statements. 33

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14

Assets
Investments in mutual funds
at fair value	$ 6,095	$ 8,828	$ 4,014	$ 36,195	$ 88,504
Total assets	6,095	8,828	4,014	36,195	88,504

Liabilities
Payable to related parties	-	1	-	2	18

Total liabilities	-	1	-	2	18

Net assets	$ 6,095	$ 8,827	$ 4,014	$ 36,193	$ 88,486

Net assets
Accumulation units	$ 6,095	$ 8,827	$ 4,014	$ 36,193	$ 88,486
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 6,095	$ 8,827	$ 4,014	$ 36,193	$ 88,486

Total number of mutual fund shares	560,160	843,192	355,545	3,414,646	8,501,847

Cost of mutual fund shares	$ 5,680	$ 8,546	$ 3,616	$ 34,875	$ 86,568

The accompanying notes are an integral part of these financial statements. 34

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING VP Global
		Science and	ING VP	ING VP Index	ING VP Index
	ING VP Global	Technology	Growth	Plus LargeCap	Plus MidCap
	Equity Dividend	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Portfolio	S	S	S	S

Assets
Investments in mutual funds
at fair value	$ 50,631	$ 1,140	$ 629	$ 303,225	$ 232,877
Total assets	50,631	1,140	629	303,225	232,877

Liabilities
Payable to related parties	8	-	-	29	24

Total liabilities	8	-	-	29	24

Net assets	$ 50,623	$ 1,140	$ 629	$ 303,196	$ 232,853

Net assets
Accumulation units	$ 50,623	$ 1,140	$ 629	$ 303,196	$ 232,853
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 50,623	$ 1,140	$ 629	$ 303,196	$ 232,853

Total number of mutual fund shares	6,020,354	210,355	50,740	16,855,177	12,844,864

Cost of mutual fund shares	$ 43,926	$ 1,038	$ 560	$ 275,160	$ 236,045

The accompanying notes are an integral part of these financial statements. 35

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING VP
	ING VP Index	ING VP Small	ING VP Value	Financial	ING VP
	Plus SmallCap	Company	Opportunity	Services	International
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Value Portfolio
	S	S	S	S	- Class S

Assets
Investments in mutual funds
at fair value	$ 171,850	$ 2,803	$ 22,945	$ 70,497	$ 13,183
Total assets	171,850	2,803	22,945	70,497	13,183

Liabilities
Payable to related parties	17	-	4	9	-

Total liabilities	17	-	4	9	-

Net assets	$ 171,833	$ 2,803	$ 22,941	$ 70,488	$ 13,183

Net assets
Accumulation units	$ 171,833	$ 2,803	$ 22,941	$ 70,488	$ 13,183
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 171,833	$ 2,803	$ 22,941	$ 70,488	$ 13,183

Total number of mutual fund shares	11,449,032	144,575	1,440,348	6,545,647	916,122

Cost of mutual fund shares	$ 190,363	$ 2,925	$ 20,051	$ 77,181	$ 13,313

The accompanying notes are an integral part of these financial statements. 36

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP		ING VP
	MidCap		SmallCap	ING VP	ING VP
	Opportunities	ING VP Real	Opportunities	Balanced	Intermediate
	Portfolio - Class	Estate Portfolio	Portfolio - Class	Portfolio - Class	Bond Portfolio -
	S	- Class S	S	S	Class S

Assets
Investments in mutual funds
at fair value	$ 26,416	$ 7,728	$ 100,322	$ 9,902	$ 1,068,263
Total assets	26,416	7,728	100,322	9,902	1,068,263

Liabilities
Payable to related parties	4	-	15	1	102

Total liabilities	4	-	15	1	102

Net assets	$ 26,412	$ 7,728	$ 100,307	$ 9,901	$ 1,068,161

Net assets
Accumulation units	$ 26,412	$ 7,728	$ 100,307	$ 9,901	$ 1,068,161
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 26,412	$ 7,728	$ 100,307	$ 9,901	$ 1,068,161

Total number of mutual fund shares	2,615,458	506,073	4,627,409	689,526	81,298,546

Cost of mutual fund shares	$ 16,704	$ 9,552	$ 73,240	$ 9,555	$ 1,069,798

The accompanying notes are an integral part of these financial statements. 37

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

Legg Mason
Partners
	Variable	Legg Mason	Legg Mason	Legg Mason	Oppenheimer
	International	Partners	Partners	Partners	Main Street
	All Cap	Variable	Variable High	Variable Money	Small Cap
	Opportunity	Investors	Income	Market	Fund®/VA -
	Portfolio	Portfolio	Portfolio	Portfolio	Service Class

Assets
Investments in mutual funds
at fair value	$ 104	$ 169	$ 110	$ 166	$ 1,323
Total assets	104	169	110	166	1,323

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 104	$ 169	$ 110	$ 166	$ 1,323

Net assets
Accumulation units	$ 104	$ 169	$ 110	$ 166	$ 1,323
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 104	$ 169	$ 110	$ 166	$ 1,323

Total number of mutual fund shares	11,567	10,211	16,452	165,777	73,399

Cost of mutual fund shares	$ 137	$ 178	$ 116	$ 166	$ 1,376

The accompanying notes are an integral part of these financial statements. 38

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	PIMCO Real	Pioneer Equity	Pioneer Small
	Return Portfolio	Income VCT	Cap Value VCT
	- Administrative	Portfolio - Class	Portfolio - Class	ProFund VP	ProFund VP
	Class	II	II	Bull	Europe 30

Assets
Investments in mutual funds
at fair value	$ 2,430	$ 16,339	$ 4,874	$ 30,068	$ 23,424
Total assets	2,430	16,339	4,874	30,068	23,424

Liabilities
Payable to related parties	-	1	1	6	3

Total liabilities	-	1	1	6	3

Net assets	$ 2,430	$ 16,338	$ 4,873	$ 30,062	$ 23,421

Net assets
Accumulation units	$ 2,430	$ 16,338	$ 4,873	$ 30,062	$ 23,421
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 2,430	$ 16,338	$ 4,873	$ 30,062	$ 23,421

Total number of mutual fund shares	193,355	683,935	380,182	973,064	659,261

Cost of mutual fund shares	$ 2,365	$ 16,755	$ 6,133	$ 29,029	$ 19,572

The accompanying notes are an integral part of these financial statements. 39

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			Wells Fargo	Wells Fargo	Wells Fargo
	ProFund VP		Advantage	Advantage	Advantage
	Rising Rates	ProFund VP	Asset Allocation	C&B Large	Equity Income
	Opportunity	Small-Cap	Fund	Cap Value Fund	Fund

Assets
Investments in mutual funds
at fair value	$ 30,234	$ 64,800	$ 3,282	$ 489	$ 1,004
Total assets	30,234	64,800	3,282	489	1,004

Liabilities
Payable to related parties	4	10	-	-	-

Total liabilities	4	10	-	-	-

Net assets	$ 30,230	$ 64,790	$ 3,282	$ 489	$ 1,004

Net assets
Accumulation units	$ 30,230	$ 64,790	$ 3,282	$ 489	$ 1,004
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 30,230	$ 64,790	$ 3,282	$ 489	$ 1,004

Total number of mutual fund shares	1,632,491	2,110,050	224,148	44,455	53,583

Cost of mutual fund shares	$ 34,864	$ 74,093	$ 2,870	$ 419	$ 868

The accompanying notes are an integral part of these financial statements. 40

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage
	Large Company	Money Market	Small Cap	Total Return
	Growth Fund	Fund	Growth Fund	Bond Fund

Assets
Investments in mutual funds
at fair value	$ 2,681	$ 127	$ 884	$ 1,314
Total assets	2,681	127	884	1,314

Liabilities
Payable to related parties	-	-	-	-

Total liabilities	-	-	-	-

Net assets	$ 2,681	$ 127	$ 884	$ 1,314

Net assets
Accumulation units	$ 2,681	$ 127	$ 884	$ 1,314
Contracts in payout (annuitization)	-	-	-	-

Total net assets	$ 2,681	$ 127	$ 884	$ 1,314

Total number of mutual fund shares	259,814	126,959	91,272	132,215

Cost of mutual fund shares	$ 2,201	$ 127	$ 698	$ 1,313

The accompanying notes are an integral part of these financial statements. 41

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			Columbia
		Columbia Asset	Federal	Columbia Large	Columbia Small
	AIM V.I.	Allocation	Securities Fund,	Cap Growth	Cap Value
	Leisure Fund -	Fund, Variable	Variable Series	Fund, Variable	Fund, Variable
	Series I Shares	Series - Class A	- Class A	Series - Class A	Series - Class B

Net investment income (loss)
Income:
Dividends	$ 749	$ 15	$ 5	$ 2	$ 787
Total investment income	749	15	5	2	787
Expenses:
Mortality, expense risk
and other charges	859	9	1	8	5,305
Annual administrative charges	12	-	-	-	69
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	11	-	-	-	80
Other contract charges	255	-	-	-	1,699
Amortization of deferred charges	-	-	-	-	-

Total expenses	1,137	9	1	8	7,153
Net investment income (loss)	(388)	6	4	(6)	(6,366)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,691	15	-	25	20,019
Capital gains distributions	2,641	51	-	-	31,780

Total realized gain (loss) on investments
and capital gains distributions	5,332	66	-	25	51,799
Net unrealized appreciation
(depreciation) of investments	(5,956)	(32)	1	48	(57,677)

Net realized and unrealized gain (loss)
on investments	(624)	34	1	73	(5,878)

Net increase (decrease) in net assets
resulting from operations	$ (1,012)	$ 40	$ 5	$ 67	$ (12,244)

The accompanying notes are an integral part of these financial statements. 42

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	Columbia Small
	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Growth Fund,	Equity-Income	Contrafund®	Cap Value	Mutual Shares
	Variable Series	Portfolio -	Portfolio -	Securities Fund	Securities Fund
	- Class A	Service Class 2	Service Class 2	- Class 2	- Class 2

Net investment income (loss)
Income:
Dividends	$ -	$ 6,221	$ 6,438	$ 50	$ 1,862

Total investment income	-	6,221	6,438	50	1,862
Expenses:
Mortality, expense risk
and other charges	1	6,542	11,836	79	1,291
Annual administrative charges	-	75	145	1	3
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	111	148	-	17
Other contract charges	-	1,622	2,761	13	304
Amortization of deferred charges	-	-	-	-	-

Total expenses	1	8,350	14,890	93	1,615
Net investment income (loss)	(1)	(2,129)	(8,452)	(43)	247

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	15,654	4,305	162	205
Capital gains distributions	-	31,363	219,650	510	4,558

Total realized gain (loss) on investments
and capital gains distributions	6	47,017	223,955	672	4,763
Net unrealized appreciation
(depreciation) of investments	5	(48,769)	(120,604)	(1,114)	(5,098)
Net realized and unrealized gain (loss)
on investments	11	(1,752)	103,351	(442)	(335)
Net increase (decrease) in net assets
resulting from operations	$ 10	$ (3,881)	$ 94,899	$ (485)	$ (88)

The accompanying notes are an integral part of these financial statements. 43

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series Q	- Series R	- Series S	- Series T	- Series U

Net investment income (loss)
Income:
Dividends	$ 2,557	$ 2,738	$ 3,074	$ 3,490	$ 1,828
Total investment income	2,557	2,738	3,074	3,490	1,828
Expenses:
Mortality, expense risk
and other charges	250	622	1,039	1,455	1,579
Annual administrative charges	1	7	13	22	26
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	20	58	89	94	77
Other contract charges	-	-	-	1	5
Amortization of deferred charges	-	-	-	-	-

Total expenses	271	687	1,141	1,572	1,687
Net investment income (loss)	2,286	2,051	1,933	1,918	141

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,857)	(679)	(4,155)	(5,780)	161
Capital gains distributions	789	2,147	6,554	5,788	1,456
Total realized gain (loss) on investments
and capital gains distributions	(1,068)	1,468	2,399	8	1,617
Net unrealized appreciation
(depreciation) of investments	(1,323)	(1,525)	(2,649)	(957)	(288)
Net realized and unrealized gain (loss)
on investments	(2,391)	(57)	(250)	(949)	1,329
Net increase (decrease) in net assets
resulting from operations	$ (105)	$ 1,994	$ 1,683	$ 969	$ 1,470

The accompanying notes are an integral part of these financial statements. 44

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING	ING
		AllianceBernstein	AllianceBernstein
		Mid Cap Growth	Mid Cap Growth	ING American
	ING GET Fund	Portfolio - Service	Portfolio - Service 2	Funds Growth
	- Series V	Class	Class	Portfolio

Net investment income (loss)
Income:
Dividends	$ 2,475	$ -	$ -	$ 5,745

Total investment income	2,475	-	-	5,745
Expenses:
Mortality, expense risk
and other charges	2,134	6,998	344	38,855
Annual administrative charges	38	138	4	465
Minimum death benefit guarantee charges	-	-	-	-
Contingent deferred sales charges	161	114	2	578
Other contract charges	2	1,111	116	10,781
Amortization of deferred charges	-	-	-	1

Total expenses	2,335	8,361	466	50,680
Net investment income (loss)	140	(8,361)	(466)	(44,935)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	484	37,817	394	23,972
Capital gains distributions	-	26,096	1,262	17,171

Total realized gain (loss) on investments
and capital gains distributions	484	63,913	1,656	41,143
Net unrealized appreciation
(depreciation) of investments	2,246	(22,763)	272	184,268

Net realized and unrealized gain (loss)
on investments	2,730	41,150	1,928	225,411
Net increase (decrease) in net assets
resulting from operations	$ 2,870	$ 32,789	$ 1,462	$ 180,476

The accompanying notes are an integral part of these financial statements.

45

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

			ING BlackRock
			Large Cap	ING BlackRock
	ING American	ING American	Growth	Large Cap	ING BlackRock
	Funds Growth-	Funds	Portfolio -	Growth	Large Cap
	Income	International	Institutional	Portfolio -	Value Portfolio
	Portfolio	Portfolio	Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 14,791	$ 11,518	$ -	$ -	$ 265

Total investment income	14,791	11,518	-	-	265
Expenses:
Mortality, expense risk
and other charges	26,496	22,127	2	2,667	1,239
Annual administrative charges	297	266	-	40	13
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	395	276	-	60	17
Other contract charges	6,804	5,662	-	626	332
Amortization of deferred charges	-	2	-	-	-

Total expenses	33,992	28,333	2	3,393	1,601

Net investment income (loss)	(19,201)	(16,815)	(2)	(3,393)	(1,336)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13,874	31,610	-	3,017	5,844
Capital gains distributions	29,721	20,817	-	-	2,238

Total realized gain (loss) on investments
and capital gains distributions	43,595	52,427	-	3,017	8,082
Net unrealized appreciation
(depreciation) of investments	221	153,243	(4)	6,394	(4,970)
Net realized and unrealized gain (loss)
on investments	43,816	205,670	(4)	9,411	3,112
Net increase (decrease) in net assets
resulting from operations	$ 24,615	$ 188,855	$ (6)	$ 6,018	$ 1,776

The accompanying notes are an integral part of these financial statements. 46

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING Capital	ING Capital	ING Capital	ING Capital
	ING BlackRock	Guardian	Guardian	Guardian U.S.	Guardian U.S.
	Large Cap	Small/Mid Cap Small/Mid Cap		Equities	Equities
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 10	$ 459	$ -	$ 2,888	$ 33

Total investment income	10	459	-	2,888	33
Expenses:
Mortality, expense risk
and other charges	83	2,219	53	9,174	174
Annual administrative charges	1	(25)	-	135	2
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	39	-	161	1
Other contract charges	29	358	18	1,864	61
Amortization of deferred charges	-	-	-	-	-

Total expenses	114	2,591	71	11,334	238
Net investment income (loss)	(104)	(2,132)	(71)	(8,446)	(205)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	164	151,837	2,169	27,154	805
Capital gains distributions	140	-	-	45,746	813

Total realized gain (loss) on investments
and capital gains distributions	304	151,837	2,169	72,900	1,618
Net unrealized appreciation
(depreciation) of investments	(118)	(123,647)	(1,522)	(74,174)	(1,587)
Net realized and unrealized gain (loss)
on investments	186	28,190	647	(1,274)	31
Net increase (decrease) in net assets
resulting from operations	$ 82	$ 26,058	$ 576	$ (9,720)	$ (174)

The accompanying notes are an integral part of these financial statements. 47

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING	ING	ING Evergreen
	EquitiesPlus	EquitiesPlus	Health Sciences ING Evergreen ING Evergreen
	Portfolio -	Portfolio -	Portfolio -	Omega Portfolio	Omega Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class	- Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 4,170	$ 1	$ 254	$ 8	$ -

Total investment income	4,170	1	254	8	-
Expenses:
Mortality, expense risk
and other charges	1,913	1	3,447	155	25
Annual administrative charges	42	-	48	2	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	25	-	68	7	-
Other contract charges	142	-	937	36	9
Amortization of deferred charges	-	-	-	-	-

Total expenses	2,122	1	4,500	200	34
Net investment income (loss)	2,048	-	(4,246)	(192)	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,340	-	6,715	408	47
Capital gains distributions	5,869	2	7,094	75	12
Total realized gain (loss) on investments
and capital gains distributions	8,209	2	13,809	483	59
Net unrealized appreciation
(depreciation) of investments	(8,556)	(2)	1,835	486	87
Net realized and unrealized gain (loss)
on investments	(347)	-	15,644	969	146

Net increase (decrease) in net assets
resulting from operations	$ 1,701	$ -	$ 11,398	$ 777	$ 112

The accompanying notes are an integral part of these financial statements. 48

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING FMRSM	ING FMRSM	ING FMRSM
	ING FMRSM	ING FMRSM	Large Cap	Mid Cap	Mid Cap
	Diversified Mid Diversified Mid		Growth	Growth	Growth
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 1,273	$ 2	$ 67	$ -	$ -

Total investment income	1,273	2	67	-	-
Expenses:
Mortality, expense risk
and other charges	15,826	794	2,956	7,234	346
Annual administrative charges	338	10	46	171	4
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	226	5	62	141	2
Other contract charges	3,202	280	858	1,077	123
Amortization of deferred charges	1	-	-	1	-

Total expenses	19,593	1,089	3,922	8,624	475
Net investment income (loss)	(18,320)	(1,087)	(3,855)	(8,624)	(475)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	53,959	1,588	1,259	45,430	651
Capital gains distributions	4,304	197	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	58,263	1,785	1,259	45,430	651
Net unrealized appreciation
(depreciation) of investments	47,387	3,712	4,782	(37,664)	(407)
Net realized and unrealized gain (loss)
on investments	105,650	5,497	6,041	7,766	244
Net increase (decrease) in net assets
resulting from operations	$ 87,330	$ 4,410	$ 2,186	$ (858)	$ (231)

The accompanying notes are an integral part of these financial statements. 49

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

					ING Franklin
					Templeton
		ING Franklin	ING Franklin	ING Franklin	Founding
	ING Focus 5	Income	Income	Mutual Shares	Strategy
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 321	$ 2,948	$ 76	$ -	$ -

Total investment income	321	2,948	76	-	-
Expenses:
Mortality, expense risk
and other charges	288	4,806	122	1,364	2,442
Annual administrative charges	7	54	1	27	40
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	71	-	19	17
Other contract charges	53	920	41	318	533
Amortization of deferred charges	-	-	-	-	-

Total expenses	349	5,851	164	1,728	3,032
Net investment income (loss)	(28)	(2,903)	(88)	(1,728)	(3,032)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	4,531	116	(65)	(165)
Capital gains distributions	126	393	10	67	-

Total realized gain (loss) on investments
and capital gains distributions	126	4,924	126	2	(165)
Net unrealized appreciation
(depreciation) of investments	(2,310)	(5,414)	(205)	(455)	(10,625)
Net realized and unrealized gain (loss)
on investments	(2,184)	(490)	(79)	(453)	(10,790)
Net increase (decrease) in net assets
resulting from operations	$ (2,212)	$ (3,393)	$ (167)	$ (2,181)	$ (13,822)

The accompanying notes are an integral part of these financial statements. 50

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING Global	ING Global	ING Global	ING Global	ING Global
	Real Estate	Real Estate	Resources	Resources	Technology
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 3,928	$ 75	$ 88	$ -	$ -

Total investment income	3,928	75	88	-	-
Expenses:
Mortality, expense risk
and other charges	2,228	52	11,064	648	1,623
Annual administrative charges	28	1	165	8	27
Minimum death benefit guarantee charges	-	-	1	-	-
Contingent deferred sales charges	38	-	221	2	30
Other contract charges	609	18	2,772	237	440
Amortization of deferred charges	-	-	-	-	-

Total expenses	2,903	71	14,223	895	2,120
Net investment income (loss)	1,025	4	(14,135)	(895)	(2,120)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,664	114	32,449	1,902	1,629
Capital gains distributions	99	2	62,791	3,658	1,008
Total realized gain (loss) on investments
and capital gains distributions	5,763	116	95,240	5,560	2,637
Net unrealized appreciation
(depreciation) of investments	(23,323)	(481)	83,891	4,867	4,125
Net realized and unrealized gain (loss)
on investments	(17,560)	(365)	179,131	10,427	6,762
Net increase (decrease) in net assets
resulting from operations	$ (16,535)	$ (361)	$ 164,996	$ 9,532	$ 4,642

The accompanying notes are an integral part of these financial statements. 51

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		ING	ING
		International	International
	ING Global	Growth	Growth	ING Janus	ING Janus
	Technology	Opportunities	Opportunities	Contrarian	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1,684	$ 108	$ -	$ -

Total investment income	-	1,684	108	-	-
Expenses:
Mortality, expense risk
and other charges	118	2,499	189	9,292	529
Annual administrative charges	2	47	2	212	9
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	40	1	157	2
Other contract charges	46	315	70	2,114	182
Amortization of deferred charges	-	-	-	-	-

Total expenses	167	2,901	262	11,775	722
Net investment income (loss)	(167)	(1,217)	(154)	(11,775)	(722)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	88	9,010	355	15,840	1,399
Capital gains distributions	86	27,129	1,944	11,664	675
Total realized gain (loss) on investments
and capital gains distributions	174	36,139	2,299	27,504	2,074
Net unrealized appreciation
(depreciation) of investments	414	(12,310)	(598)	37,721	1,190
Net realized and unrealized gain (loss)
on investments	588	23,829	1,701	65,225	3,264
Net increase (decrease) in net assets
resulting from operations	$ 421	$ 22,612	$ 1,547	$ 53,450	$ 2,542

The accompanying notes are an integral part of these financial statements. 52

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan			ING JPMorgan
	Emerging	Emerging	ING JPMorgan ING JPMorgan		Value
	Markets Equity	Markets Equity	Small Cap Core	Small Cap Core	Opportunities
	Portfolio -	Portfolio -	Equity Portfolio	Equity Portfolio	Portfolio -
	Adviser Class	Service Class	- Service Class	- Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 371	$ 6,085	$ 317	$ -	$ 769

Total investment income	371	6,085	317	-	769
Expenses:
Mortality, expense risk
and other charges	724	10,883	4,368	992	998
Annual administrative charges	9	168	47	11	8
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	3	147	63	5	32
Other contract charges	255	2,685	1,211	359	129
Amortization of deferred charges	-	(28)	-	-	-

Total expenses	991	13,855	5,689	1,367	1,167
Net investment income (loss)	(620)	(7,770)	(5,372)	(1,367)	(398)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,904	46,992	11,070	1,867	7,530
Capital gains distributions	95	1,398	13,402	2,995	3,514
Total realized gain (loss) on investments
and capital gains distributions	2,999	48,390	24,472	4,862	11,044
Net unrealized appreciation
(depreciation) of investments	9,866	148,973	(29,037)	(5,755)	(11,103)
Net realized and unrealized gain (loss)
on investments	12,865	197,363	(4,565)	(893)	(59)
Net increase (decrease) in net assets
resulting from operations	$ 12,245	$ 189,593	$ (9,937)	$ (2,260)	$ (457)

The accompanying notes are an integral part of these financial statements. 53

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING JPMorgan			ING Legg	ING Legg
	Value	ING Julius Baer	ING Julius Baer	Mason Partners	Mason Partners
	Opportunities	Foreign	Foreign	All Cap	All Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 23	$ 631	$ -	$ 5,023	$ 328

Total investment income	23	631	-	5,023	328
Expenses:
Mortality, expense risk
and other charges	34	13,440	1,278	2,013	150
Annual administrative charges	-	156	13	(20)	(1)
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	170	5	42	-
Other contract charges	12	3,591	453	379	51
Amortization of deferred charges	-	(6)	-	-	-

Total expenses	46	17,351	1,749	2,414	200
Net investment income (loss)	(23)	(16,720)	(1,749)	2,609	128

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	113	28,292	2,275	95,381	3,996
Capital gains distributions	103	50,681	4,703	32,653	2,392
Total realized gain (loss) on investments
and capital gains distributions	216	78,973	6,978	128,034	6,388
Net unrealized appreciation
(depreciation) of investments	(246)	31,339	3,452	(113,907)	(5,324)
Net realized and unrealized gain (loss)
on investments	(30)	110,312	10,430	14,127	1,064
Net increase (decrease) in net assets
resulting from operations	$ (53)	$ 93,592	$ 8,681	$ 16,736	$ 1,192

The accompanying notes are an integral part of these financial statements. 54

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING LifeStyle	ING LifeStyle
	ING Legg	ING Legg	Aggressive	Aggressive	ING LifeStyle
	Mason Value	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 7,322	$ 17	$ 30,167

Total investment income	-	-	7,322	17	30,167
Expenses:
Mortality, expense risk
and other charges	6,778	515	22,776	58	58,890
Annual administrative charges	86	5	393	1	690
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	118	5	543	-	942
Other contract charges	1,665	175	7,374	17	17,532
Amortization of deferred charges	-	-	-	-	1

Total expenses	8,647	700	31,086	76	78,055
Net investment income (loss)	(8,647)	(700)	(23,764)	(59)	(47,888)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20,964	943	17,587	114	11,741
Capital gains distributions	4,852	352	45,073	107	78,834
Total realized gain (loss) on investments
and capital gains distributions	25,816	1,295	62,660	221	90,575
Net unrealized appreciation
(depreciation) of investments	(47,024)	(2,876)	(34,818)	(180)	(22,052)
Net realized and unrealized gain (loss)
on investments	(21,208)	(1,581)	27,842	41	68,523
Net increase (decrease) in net assets
resulting from operations	$ (29,855)	$ (2,281)	$ 4,078	$ (18)	$ 20,635

The accompanying notes are an integral part of these financial statements. 55

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING LifeStyle	ING LifeStyle
	ING LifeStyle	Moderate	Moderate	ING LifeStyle	ING LifeStyle
	Growth	Growth	Growth	Moderate	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 115	$ 30,803	$ 133	$ 16,365	$ 166
Total investment income	115	30,803	133	16,365	166
Expenses:
Mortality, expense risk
and other charges	208	45,128	194	19,725	195
Annual administrative charges	3	563	3	238	2
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	790	-	336	-
Other contract charges	66	11,585	58	4,522	61
Amortization of deferred charges	-	-	-	-	-

Total expenses	277	58,066	255	24,821	258
Net investment income (loss)	(162)	(27,263)	(122)	(8,456)	(92)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	163	8,055	110	11,764	244
Capital gains distributions	290	56,532	231	19,890	200
Total realized gain (loss) on investments
and capital gains distributions	453	64,587	341	31,654	444
Net unrealized appreciation
(depreciation) of investments	(235)	6,214	(212)	2,555	(178)
Net realized and unrealized gain (loss)
on investments	218	70,801	129	34,209	266
Net increase (decrease) in net assets
resulting from operations	$ 56	$ 43,538	$ 7	$ 25,753	$ 174

The accompanying notes are an integral part of these financial statements. 56

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				ING Lord	ING Lord
	ING Limited			Abbett	Abbett
	Maturity Bond	ING Liquid	ING Liquid	Affiliated	Affiliated
	Portfolio -	Assets Portfolio	Assets Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 3,903	$ 43,865	$ 925	$ 2,298	$ 58
Total investment income	3,903	43,865	925	2,298	58
Expenses:
Mortality, expense risk
and other charges	3,117	15,185	350	2,420	66
Annual administrative charges	63	820	12	32	1
Minimum death benefit guarantee charges	-	2	-	-	-
Contingent deferred sales charges	67	43,488	1,029	38	1
Other contract charges	248	2,733	138	465	19
Amortization of deferred charges	-	13	-	-	-

Total expenses	3,495	62,241	1,529	2,955	87
Net investment income (loss)	408	(18,376)	(604)	(657)	(29)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,858)	-	-	8,582	114
Capital gains distributions	-	-	-	3,335	87

Total realized gain (loss) on investments
and capital gains distributions	(2,858)	-	-	11,917	201
Net unrealized appreciation
(depreciation) of investments	9,780	-	-	(7,851)	(104)

Net realized and unrealized gain (loss)
on investments	6,922	-	-	4,066	97

Net increase (decrease) in net assets
resulting from operations	$ 7,330	$ (18,376)	$ (604)	$ 3,409	$ 68

The accompanying notes are an integral part of these financial statements. 57

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

				ING
			ING	MarketStyle	ING
			MarketStyle	Moderate	MarketStyle
	ING MarketPro ING MarketPro		Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 610	$ 133	$ 187	$ 220	$ 77
Total investment income	610	133	187	220	77
Expenses:
Mortality, expense risk
and other charges	541	147	172	170	49
Annual administrative charges	2	-	1	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	4	1	3	1	-
Other contract charges	133	41	-	-	-
Amortization of deferred charges	-	-	-	-	-

Total expenses	680	189	176	171	49
Net investment income (loss)	(70)	(56)	11	49	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(752)	148	(172)	50	(26)
Capital gains distributions	3,767	776	1,123	954	241
Total realized gain (loss) on investments
and capital gains distributions	3,015	924	951	1,004	215
Net unrealized appreciation
(depreciation) of investments	(1,760)	(488)	(733)	(763)	(175)
Net realized and unrealized gain (loss)
on investments	1,255	436	218	241	40
Net increase (decrease) in net assets
resulting from operations	$ 1,185	$ 380	$ 229	$ 290	$ 68

The accompanying notes are an integral part of these financial statements. 58

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International
	Growth	Growth	Opportunities	ING MFS Total	ING MFS Total
	Portfolio -	Portfolio -	Portfolio -	Return Portfolio	Return Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class	- Service 2 Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 2,069	$ 33,145	$ 1,476

Total investment income	-	-	2,069	33,145	1,476
Expenses:
Mortality, expense risk
and other charges	12,329	467	3,713	20,090	969
Annual administrative charges	291	5	56	336	9
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	180	1	57	362	3
Other contract charges	1,910	159	961	3,188	318
Amortization of deferred charges	1	-	-	1	-

Total expenses	14,711	632	4,787	23,977	1,299
Net investment income (loss)	(14,711)	(632)	(2,718)	9,168	177

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59,940	1,091	12,677	21,461	1,050
Capital gains distributions	-	-	12,545	61,965	2,864

Total realized gain (loss) on investments
and capital gains distributions	59,940	1,091	25,222	83,426	3,914
Net unrealized appreciation
(depreciation) of investments	36,011	2,297	11,924	(66,389)	(3,319)
Net realized and unrealized gain (loss)
on investments	95,951	3,388	37,146	17,037	595
Net increase (decrease) in net assets
resulting from operations	$ 81,240	$ 2,756	$ 34,428	$ 26,205	$ 772

The accompanying notes are an integral part of these financial statements. 59

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING	ING
	ING MFS	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Utilities	Main Street	Main Street	Core Bond	Core Bond
	Portfolio -	Portfolio® -	Portfolio® -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 2,822	$ 4,020	$ 47	$ 22,307	$ 1,448
Total investment income	2,822	4,020	47	22,307	1,448
Expenses:
Mortality, expense risk
and other charges	6,607	6,857	94	12,101	783
Annual administrative charges	110	152	1	169	7
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	141	119	-	209	6
Other contract charges	1,688	820	31	1,972	248
Amortization of deferred charges	-	-	-	1	-

Total expenses	8,546	7,948	126	14,452	1,044
Net investment income (loss)	(5,724)	(3,928)	(79)	7,855	404

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	23,066	35,251	267	3,259	120
Capital gains distributions	12,599	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	35,665	35,251	267	3,259	120
Net unrealized appreciation
(depreciation) of investments	45,230	(19,974)	(83)	39,023	2,173

Net realized and unrealized gain (loss)
on investments	80,895	15,277	184	42,282	2,293
Net increase (decrease) in net assets
resulting from operations	$ 75,171	$ 11,349	$ 105	$ 50,137	$ 2,697

The accompanying notes are an integral part of these financial statements. 60

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				ING T. Rowe	ING T. Rowe
	ING PIMCO		ING Pioneer	Price Capital	Price Capital
	High Yield	ING Pioneer	Mid Cap Value	Appreciation	Appreciation
	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 42,213	$ 947	$ 3,358	$ 47,823	$ 1,934
Total investment income	42,213	947	3,358	47,823	1,934
Expenses:
Mortality, expense risk
and other charges	10,753	1,650	11,737	46,098	2,115
Annual administrative charges	265	20	152	670	21
Minimum death benefit guarantee charges	-	-	-	1	-
Contingent deferred sales charges	213	27	169	727	10
Other contract charges	2,053	421	3,346	9,881	734
Amortization of deferred charges	-	-	-	1	-

Total expenses	13,284	2,118	15,404	57,378	2,880
Net investment income (loss)	28,929	(1,171)	(12,046)	(9,555)	(946)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,108	4,433	11,594	49,687	3,358
Capital gains distributions	3,174	2,208	33,347	260,038	11,387
Total realized gain (loss) on investments
and capital gains distributions	4,282	6,641	44,941	309,725	14,745
Net unrealized appreciation
(depreciation) of investments	(30,644)	(2,725)	(13,818)	(245,301)	(11,696)
Net realized and unrealized gain (loss)
on investments	(26,362)	3,916	31,123	64,424	3,049
Net increase (decrease) in net assets
resulting from operations	$ 2,567	$ 2,745	$ 19,077	$ 54,869	$ 2,103

The accompanying notes are an integral part of these financial statements. 61

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Equity	Price Equity	ING Templeton	ING Templeton	ING UBS U.S.
	Income	Income	Global Growth	Global Growth	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 13,656	$ 471	$ 4,698	$ 75	$ 1,885
Total investment income	13,656	471	4,698	75	1,885
Expenses:
Mortality, expense risk
and other charges	17,078	651	7,898	156	1,625
Annual administrative charges	251	7	110	1	24
Minimum death benefit guarantee charges	2	-	-	-	-
Contingent deferred sales charges	273	1	105	-	29
Other contract charges	3,731	230	1,513	56	312
Amortization of deferred charges	7	-	-	-	-

Total expenses	21,342	889	9,626	213	1,990
Net investment income (loss)	(7,686)	(418)	(4,928)	(138)	(105)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37,786	1,188	16,843	298	4,865
Capital gains distributions	36,222	1,307	10,380	190	7,176
Total realized gain (loss) on investments
and capital gains distributions	74,008	2,495	27,223	488	12,041
Net unrealized appreciation
(depreciation) of investments	(55,478)	(1,826)	(20,872)	(368)	(11,739)
Net realized and unrealized gain (loss)
on investments	18,530	669	6,351	120	302
Net increase (decrease) in net assets
resulting from operations	$ 10,844	$ 251	$ 1,423	$ (18)	$ 197

The accompanying notes are an integral part of these financial statements. 62

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING Van	ING Van	ING Van	ING Van
	ING UBS U.S.	Kampen Capital	Kampen Capital	Kampen Global	Kampen Global
	Allocation	Growth	Growth	Franchise	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 98	$ -	$ -	$ -	$ -

Total investment income	98	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	97	983	252	5,953	1,579
Annual administrative charges	1	15	3	74	19
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	18	2	88	8
Other contract charges	32	279	88	1,706	547
Amortization of deferred charges	-	-	-	-	-

Total expenses	130	1,295	345	7,821	2,153
Net investment income (loss)	(32)	(1,295)	(345)	(7,821)	(2,153)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	157	4,213	659	22,199	2,899
Capital gains distributions	396	1,897	467	10,376	2,562
Total realized gain (loss) on investments
and capital gains distributions	553	6,110	1,126	32,575	5,461
Net unrealized appreciation
(depreciation) of investments	(539)	4,882	1,534	(2,719)	2,458
Net realized and unrealized gain (loss)
on investments	14	10,992	2,660	29,856	7,919
Net increase (decrease) in net assets
resulting from operations	$ (18)	$ 9,697	$ 2,315	$ 22,035	$ 5,766

The accompanying notes are an integral part of these financial statements. 63

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen			ING VP Index
	Growth and	Growth and	ING Van	ING Van	Plus
	Income	Income	Kampen Real	Kampen Real	International
	Portfolio -	Portfolio -	Estate Portfolio	Estate Portfolio	Equity Portfolio
	Service Class	Service 2 Class	- Service Class	- Service 2 Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 12,053	$ 1,078	$ 9,149	$ 376	$ -

Total investment income	12,053	1,078	9,149	376	-
Expenses:
Mortality, expense risk
and other charges	13,547	1,463	14,299	681	761
Annual administrative charges	241	14	189	7	10
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	197	8	319	3	15
Other contract charges	1,850	474	3,383	243	177
Amortization of deferred charges	1	-	1	-	-

Total expenses	15,836	1,959	18,191	934	963
Net investment income (loss)	(3,783)	(881)	(9,042)	(558)	(963)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20,524	2,378	166,034	2,711	4,666
Capital gains distributions	52,337	5,133	84,942	3,897	132
Total realized gain (loss) on investments
and capital gains distributions	72,861	7,511	250,976	6,608	4,798
Net unrealized appreciation
(depreciation) of investments	(61,555)	(6,569)	(393,403)	(13,709)	(280)
Net realized and unrealized gain (loss)
on investments	11,306	942	(142,427)	(7,101)	4,518
Net increase (decrease) in net assets
resulting from operations	$ 7,523	$ 61	$ (151,469)	$ (7,659)	$ 3,555

The accompanying notes are an integral part of these financial statements. 64

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING VP Index	ING Wells	ING Wells	ING Wells	ING Wells
	Plus	Fargo	Fargo	Fargo Small	Fargo Small
	International	Disciplined	Disciplined	Cap Disciplined Cap Disciplined
	Equity Portfolio	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	- Service 2 Class	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ -	$ 2,532	$ 43	$ -	$ -

Total investment income	-	2,532	43	-	-
Expenses:
Mortality, expense risk
and other charges	17	4,105	86	367	13
Annual administrative charges	-	92	1	3	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	71	-	6	-
Other contract charges	6	421	29	102	5
Amortization of deferred charges	-	1	-	-	-

Total expenses	23	4,690	116	478	18
Net investment income (loss)	(23)	(2,158)	(73)	(478)	(18)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	69	28,889	201	1,287	53
Capital gains distributions	3	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	72	28,889	201	1,287	53
Net unrealized appreciation
(depreciation) of investments	(5)	(37,758)	(402)	(1,634)	(86)
Net realized and unrealized gain (loss)
on investments	67	(8,869)	(201)	(347)	(33)
Net increase (decrease) in net assets
resulting from operations	$ 44	$ (11,027)	$ (274)	$ (825)	$ (51)

The accompanying notes are an integral part of these financial statements. 65

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		ING American			ING American
		Century Large	ING American	ING American	Century Small-
	ING Diversified	Company Value	Century Select	Century Select	Mid Cap Value
	International	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Initial Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 6	$ 9	$ 2	$ 1	$ 3

Total investment income	6	9	2	1	3
Expenses:
Mortality, expense risk
and other charges	4	6	1	1	6
Annual administrative charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	1	-	-	-	-
Amortization of deferred charges	-	-	-	-	-

Total expenses	5	6	1	1	6
Net investment income (loss)	1	3	1	-	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	36	47	15	15
Capital gains distributions	3	48	-	-	85

Total realized gain (loss) on investments
and capital gains distributions	16	84	47	15	100
Net unrealized appreciation
(depreciation) of investments	20	(100)	(22)	(1)	(116)
Net realized and unrealized gain (loss)
on investments	36	(16)	25	14	(16)
Net increase (decrease) in net assets
resulting from operations	$ 37	$ (13)	$ 26	$ 14	$ (19)

The accompanying notes are an integral part of these financial statements. 66

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING Baron	ING Columbia		ING	ING
	Small Cap	Small Cap	ING Davis New	Fundamental	Fundamental
	Growth	Value II	York Venture	Research	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 131	$ 357	$ 5	$ 10

Total investment income	-	131	357	5	10
Expenses:
Mortality, expense risk
and other charges	3,305	1,971	2,374	4	13
Annual administrative charges	33	22	24	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	31	19	19	-	-
Other contract charges	845	515	523	-	4
Amortization of deferred charges	-	-	-	-	-

Total expenses	4,214	2,527	2,940	4	17

Net investment income (loss)	(4,214)	(2,396)	(2,583)	1	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,003	2,279	803	5	26
Capital gains distributions	-	-	536	23	83

Total realized gain (loss) on investments
and capital gains distributions	6,003	2,279	1,339	28	109
Net unrealized appreciation
(depreciation) of investments	2,621	(2,362)	1,618	(13)	(81)
Net realized and unrealized gain (loss)
on investments	8,624	(83)	2,957	15	28
Net increase (decrease) in net assets
resulting from operations	$ 4,410	$ (2,479)	$ 374	$ 16	$ 21

The accompanying notes are an integral part of these financial statements. 67

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

				ING Legg
	ING Goldman			Mason Partners	ING Neuberger
	Sachs® Capital ING JPMorgan ING JPMorgan			Aggressive	Berman
	Growth	International	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 3,035	$ 137	$ -	$ 379

Total investment income	1	3,035	137	-	379
Expenses:
Mortality, expense risk
and other charges	-	2,971	389	2,872	2,732
Annual administrative charges	-	33	3	37	51
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	40	11	44	38
Other contract charges	-	821	26	922	341
Amortization of deferred charges	-	-	-	-	-

Total expenses	-	3,865	429	3,875	3,162

Net investment income (loss)	1	(830)	(292)	(3,875)	(2,783)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	14,517	1,212	6,867	1,094
Capital gains distributions	-	-	1,233	-	7,538

Total realized gain (loss) on investments
and capital gains distributions	4	14,517	2,445	6,867	8,632
Net unrealized appreciation
(depreciation) of investments	(4)	(2,554)	(1,909)	(9,689)	4,985
Net realized and unrealized gain (loss)
on investments	-	11,963	536	(2,822)	13,617

Net increase (decrease) in net assets
resulting from operations	$ 1	$ 11,133	$ 244	$ (6,697)	$ 10,834

The accompanying notes are an integral part of these financial statements. 68

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

					ING
	ING Neuberger				Oppenheimer
	Berman	ING OpCap	ING	ING	Strategic
	Regency	Balanced Value	Oppenheimer	Oppenheimer	Income
	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio	Portfolio -
	Service Class	Service Class	- Initial Class	- Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 81	$ 8	$ 170	$ 1,296	$ 315
Total investment income	81	8	170	1,296	315
Expenses:
Mortality, expense risk
and other charges	155	6	204	2,162	64
Annual administrative charges	2	-	2	26	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	-	6	29	-
Other contract charges	34	-	5	515	2
Amortization of deferred charges	-	-	-	-	-

Total expenses	192	6	217	2,732	66
Net investment income (loss)	(111)	2	(47)	(1,436)	249

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	563	36	1,111	2,773	37
Capital gains distributions	19	69	636	5,407	-

Total realized gain (loss) on investments
and capital gains distributions	582	105	1,747	8,180	37
Net unrealized appreciation
(depreciation) of investments	(905)	(135)	(842)	(2,887)	208

Net realized and unrealized gain (loss)
on investments	(323)	(30)	905	5,293	245

Net increase (decrease) in net assets
resulting from operations	$ (434)	$ (28)	$ 858	$ 3,857	$ 494

The accompanying notes are an integral part of these financial statements. 69

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 125	$ 32	$ 17	$ 19	$ 1
Total investment income	125	32	17	19	1
Expenses:
Mortality, expense risk
and other charges	34	62	47	45	6
Annual administrative charges	-	-	1	1	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	1	1	-	-
Other contract charges	1	16	9	12	1
Amortization of deferred charges	-	-	-	-	-

Total expenses	35	79	58	58	7
Net investment income (loss)	90	(47)	(41)	(39)	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	100	80	231	39
Capital gains distributions	-	10	14	12	1

Total realized gain (loss) on investments
and capital gains distributions	20	110	94	243	40
Net unrealized appreciation
(depreciation) of investments	207	27	32	(86)	(11)
Net realized and unrealized gain (loss)
on investments	227	137	126	157	29
Net increase (decrease) in net assets
resulting from operations	$ 317	$ 90	$ 85	$ 118	$ 23

The accompanying notes are an integral part of these financial statements. 70

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		ING T. Rowe
		Price
	ING Solution	Diversified Mid	ING T. Rowe	ING Templeton
	Income	Cap Growth	Price Growth	Foreign Equity	ING Thornburg
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -	Value Portfolio
	Service Class	Service Class	- Service Class	Service Class	- Initial Class

Net investment income (loss)
Income:
Dividends	$ 17	$ -	$ 28	$ 840	$ 13

Total investment income	17	-	28	840	13
Expenses:
Mortality, expense risk
and other charges	24	24	220	1,170	46
Annual administrative charges	-	-	4	16	1
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	2	20	3
Other contract charges	1	3	39	260	1
Amortization of deferred charges	-	-	-	-	-

Total expenses	25	27	265	1,466	51
Net investment income (loss)	(8)	(27)	(237)	(626)	(38)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	100	848	4,815	304
Capital gains distributions	2	222	613	835	-

Total realized gain (loss) on investments
and capital gains distributions	13	322	1,461	5,650	304
Net unrealized appreciation
(depreciation) of investments	76	(52)	(982)	160	(91)
Net realized and unrealized gain (loss)
on investments	89	270	479	5,810	213
Net increase (decrease) in net assets
resulting from operations	$ 81	$ 243	$ 242	$ 5,184	$ 175

The accompanying notes are an integral part of these financial statements. 71

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING UBS U.S.	ING Van	ING Van
		ING UBS U.S.	Small Cap	Kampen	Kampen Equity
	ING Thornburg	Large Cap	Growth	Comstock	and Income
	Value Portfolio	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	- Service Class	Service Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 76	$ 123	$ -	$ 2,761	$ 92

Total investment income	76	123	-	2,761	92
Expenses:
Mortality, expense risk
and other charges	281	323	81	4,013	31
Annual administrative charges	4	4	1	43	13
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	4	18	1	43	9
Other contract charges	62	71	21	1,111	250
Amortization of deferred charges	-	-	-	-	-

Total expenses	351	416	104	5,210	303
Net investment income (loss)	(275)	(293)	(104)	(2,449)	(211)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,028	1,645	194	5,345	70
Capital gains distributions	-	-	170	6,121	104

Total realized gain (loss) on investments
and capital gains distributions	1,028	1,645	364	11,466	174
Net unrealized appreciation
(depreciation) of investments	214	(1,277)	(103)	(19,509)	(133)
Net realized and unrealized gain (loss)
on investments	1,242	368	261	(8,043)	41
Net increase (decrease) in net assets
resulting from operations	$ 967	$ 75	$ 157	$ (10,492)	$ (170)

The accompanying notes are an integral part of these financial statements. 72

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic	ING VP
	Kampen Equity	Allocation	Allocation	Allocation	Growth and
	and Income	Conservative	Growth	Moderate	Income
	Portfolio -	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Service Class	S	S	S	I

Net investment income (loss)
Income:
Dividends	$ 1,565	$ 27	$ 5	$ 16	$ 2
Total investment income	1,565	27	5	16	2
Expenses:
Mortality, expense risk
and other charges	1,145	10	3	8	-
Annual administrative charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	1	-	-	-
Other contract charges	7	14	-	1	-
Amortization of deferred charges	-	-	-	-	-

Total expenses	1,152	25	3	9	-

Net investment income (loss)	413	2	2	7	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	763	3	4	6	-
Capital gains distributions	1,924	21	18	29	-

Total realized gain (loss) on investments
and capital gains distributions	2,687	24	22	35	-
Net unrealized appreciation
(depreciation) of investments	(2,862)	4	(17)	(12)	-

Net realized and unrealized gain (loss)
on investments	(175)	28	5	23	-

Net increase (decrease) in net assets
resulting from operations	$ 238	$ 30	$ 7	$ 30	$ 2

The accompanying notes are an integral part of these financial statements. 73

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	S	Series 1	Series 2	Series 3	Series 4

Net investment income (loss)
Income:
Dividends	$ 100	$ 2,099	$ 1,680	$ 1,440	$ 1,254
Total investment income	100	2,099	1,680	1,440	1,254
Expenses:
Mortality, expense risk
and other charges	54	1,689	1,170	1,160	894
Annual administrative charges	-	26	16	17	12
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	132	77	76	42
Other contract charges	4	1	1	-	2
Amortization of deferred charges	-	-	-	-	-

Total expenses	58	1,848	1,264	1,253	950
Net investment income (loss)	42	251	416	187	304

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	213	954	539	964	1,145
Capital gains distributions	-	1,481	466	20	974

Total realized gain (loss) on investments
and capital gains distributions	213	2,435	1,005	984	2,119
Net unrealized appreciation
(depreciation) of investments	43	(1,124)	(14)	401	(1,606)
Net realized and unrealized gain (loss)
on investments	256	1,311	991	1,385	513
Net increase (decrease) in net assets
resulting from operations	$ 298	$ 1,562	$ 1,407	$ 1,572	$ 817

The accompanying notes are an integral part of these financial statements. 74

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9

Net investment income (loss)
Income:
Dividends	$ 462	$ 680	$ 497	$ 237	$ 228
Total investment income	462	680	497	237	228
Expenses:
Mortality, expense risk
and other charges	563	577	408	212	172
Annual administrative charges	7	7	5	3	2
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	32	49	32	6	23
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-

Total expenses	602	633	445	221	197
Net investment income (loss)	(140)	47	52	16	31

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	519	510	702	117	255
Capital gains distributions	1,189	1,499	647	460	235
Total realized gain (loss) on investments
and capital gains distributions	1,708	2,009	1,349	577	490
Net unrealized appreciation
(depreciation) of investments	(1,500)	(1,723)	(1,071)	(422)	(329)
Net realized and unrealized gain (loss)
on investments	208	286	278	155	161
Net increase (decrease) in net assets
resulting from operations	$ 68	$ 333	$ 330	$ 171	$ 192

The accompanying notes are an integral part of these financial statements. 75

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14

Net investment income (loss)
Income:
Dividends	$ 147	$ 325	$ 57	$ 291	$ -

Total investment income	147	325	57	291	-
Expenses:
Mortality, expense risk
and other charges	163	217	89	889	1,187
Annual administrative charges	2	2	1	13	26
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	19	12	14	89	216
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-

Total expenses	184	231	104	991	1,429
Net investment income (loss)	(37)	94	(47)	(700)	(1,429)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	240	188	116	557	296
Capital gains distributions	159	179	109	1	-

Total realized gain (loss) on investments
and capital gains distributions	399	367	225	558	296
Net unrealized appreciation
(depreciation) of investments	(241)	(446)	(135)	1,491	1,936
Net realized and unrealized gain (loss)
on investments	158	(79)	90	2,049	2,232
Net increase (decrease) in net assets
resulting from operations	$ 121	$ 15	$ 43	$ 1,349	$ 803

The accompanying notes are an integral part of these financial statements. 76

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING VP Global
		Science and		ING VP Index	ING VP Index
	ING VP Global	Technology	ING VP Growth	Plus LargeCap	Plus MidCap
	Equity Dividend	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Portfolio	S	S	S	S

Net investment income (loss)
Income:
Dividends	$ 2,560	$ -	$ 1	$ 1,733	$ 1,096

Total investment income	2,560	-	1	1,733	1,096
Expenses:
Mortality, expense risk
and other charges	991	7	3	3,774	3,962
Annual administrative charges	15	-	-	48	47
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	36	-	-	216	71
Other contract charges	242	2	-	888	908
Amortization of deferred charges	-	-	-	-	-

Total expenses	1,284	9	3	4,926	4,988

Net investment income (loss)	1,276	(9)	(2)	(3,193)	(3,892)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,151	16	21	13,187	6,753
Capital gains distributions	4,803	-	-	-	16,305

Total realized gain (loss) on investments
and capital gains distributions	9,954	16	21	13,187	23,058
Net unrealized appreciation
(depreciation) of investments	(10,566)	92	29	(4,826)	(13,818)
Net realized and unrealized gain (loss)
on investments	(612)	108	50	8,361	9,240
Net increase (decrease) in net assets
resulting from operations	$ 664	$ 99	$ 48	$ 5,168	$ 5,348

The accompanying notes are an integral part of these financial statements. 77

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

					ING VP
	ING VP Index	ING VP	ING VP Small	ING VP Value	Financial
	Plus SmallCap	International	Company	Opportunity	Services
	Portfolio - Class	Equity Portfolio	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	- Class S	S	S	S

Net investment income (loss)
Income:
Dividends	$ 233	$ 41	$ -	$ 368	$ 1,173

Total investment income	233	41	-	368	1,173
Expenses:
Mortality, expense risk
and other charges	3,255	10	25	420	1,415
Annual administrative charges	33	-	-	7	18
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	64	-	-	16	31
Other contract charges	769	2	2	71	379
Amortization of deferred charges	-	-	-	-	-

Total expenses	4,121	12	27	514	1,843
Net investment income (loss)	(3,888)	29	(27)	(146)	(670)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,771	(25)	48	735	4,276
Capital gains distributions	18,715	160	341	-	4,518

Total realized gain (loss) on investments
and capital gains distributions	23,486	135	389	735	8,794
Net unrealized appreciation
(depreciation) of investments	(35,463)	(119)	(286)	(334)	(19,968)
Net realized and unrealized gain (loss)
on investments	(11,977)	16	103	401	(11,174)
Net increase (decrease) in net assets
resulting from operations	$ (15,865)	$ 45	$ 76	$ 255	$ (11,844)

The accompanying notes are an integral part of these financial statements. 78

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap		SmallCap	ING VP
	International	Opportunities	ING VP Real	Opportunities	Balanced
	Value Portfolio	Portfolio - Class	Estate Portfolio	Portfolio - Class	Portfolio - Class
	- Class S	S	- Class S	S	S

Net investment income (loss)
Income:
Dividends	$ 158	$ -	$ 230	$ -	$ 251

Total investment income	158	-	230	-	251
Expenses:
Mortality, expense risk
and other charges	100	446	83	1,951	134
Annual administrative charges	1	8	-	31	1
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	6	-	37	6
Other contract charges	13	115	1	562	6
Amortization of deferred charges	-	-	-	-	-

Total expenses	114	575	84	2,581	147
Net investment income (loss)	44	(575)	146	(2,581)	104

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	184	1,752	227	13,167	106
Capital gains distributions	1,726	-	328	-	401

Total realized gain (loss) on investments
and capital gains distributions	1,910	1,752	555	13,167	507
Net unrealized appreciation
(depreciation) of investments	(904)	4,194	(2,423)	(1,917)	(233)
Net realized and unrealized gain (loss)
on investments	1,006	5,946	(1,868)	11,250	274
Net increase (decrease) in net assets
resulting from operations	$ 1,050	$ 5,371	$ (1,722)	$ 8,669	$ 378

The accompanying notes are an integral part of these financial statements. 79

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		Legg Mason
		Partners
		Variable	Legg Mason	Legg Mason	Legg Mason
	ING VP	International	Partners	Partners	Partners
	Intermediate	All Cap	Variable	Variable Large	Variable High
	Bond Portfolio -	Opportunity	Investors	Cap Value	Income
	Class S	Portfolio	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 38,141	$ 1 $	2	$ 1	$ 10
Total investment income	38,141	1	2	1	10
Expenses:
Mortality, expense risk
and other charges	14,782	2	2	1	2
Annual administrative charges	171	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	222	-	-	-	-
Other contract charges	3,874	-	-	-	-
Amortization of deferred charges	1	-	-	-	-

Total expenses	19,050	2	2	1	2
Net investment income (loss)	19,091	(1)	-	-	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,995)	(9)	-	62	4
Capital gains distributions	-	52	5	-	-

Total realized gain (loss) on investments
and capital gains distributions	(1,995)	43	5	62	4
Net unrealized appreciation
(depreciation) of investments	12,314	(36)	(9)	(49)	(13)
Net realized and unrealized gain (loss)
on investments	10,319	7	(4)	13	(9)
Net increase (decrease) in net assets
resulting from operations	$ 29,410	$ 6 $	(4)	$ 13	$ (1)

The accompanying notes are an integral part of these financial statements. 80

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

	Legg Mason	Oppenheimer
	Partners	Main Street	PIMCO Real	Pioneer Equity	Pioneer Small
	Variable Money	Small Cap	Return Portfolio	Income VCT	Cap Value VCT
	Market	Fund®/VA -	- Administrative	Portfolio - Class	Portfolio - Class
	Portfolio	Service Class	Class	II	II

Net investment income (loss)
Income:
Dividends	$ 2	$ 2	$ 79	$ 341	$ 30
Total investment income	2	2	79	341	30
Expenses:
Mortality, expense risk
and other charges	1	11	17	138	95
Annual administrative charges	-	-	-	1	1
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	33	-	-	-	4
Other contract charges	-	3	1	18	3
Amortization of deferred charges	-	-	-	-	-

Total expenses	34	14	18	157	103
Net investment income (loss)	(32)	(12)	61	184	(73)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	12	(25)	339	(156)
Capital gains distributions	-	33	5	430	1,371

Total realized gain (loss) on investments
and capital gains distributions	-	45	(20)	769	1,215
Net unrealized appreciation
(depreciation) of investments	-	(100)	127	(1,434)	(1,600)

Net realized and unrealized gain (loss)
on investments	-	(55)	107	(665)	(385)

Net increase (decrease) in net assets
resulting from operations	$ (32)	$ (67)	$ 168	$ (481)	$ (458)

The accompanying notes are an integral part of these financial statements. 81

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

					Wells Fargo
			ProFund VP		Advantage
	ProFund VP	ProFund VP	Rising Rates	ProFund VP	Asset Allocation
	Bull	Europe 30	Opportunity	Small-Cap	Fund

Net investment income (loss)
Income:
Dividends	$ 193	$ 542 $	2,073	$ 551	$ 76
Total investment income	193	542	2,073	551	76
Expenses:
Mortality, expense risk
and other charges	737	471	706	1,441	60
Annual administrative charges	11	6	8	18	1
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	18	8	12	32	1
Other contract charges	160	124	144	386	21
Amortization of deferred charges	-	-	-	-	-

Total expenses	926	609	870	1,877	83
Net investment income (loss)	(733)	(67)	1,203	(1,326)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,163	2,315	71	2,821	64
Capital gains distributions	425	221	-	10,698	54

Total realized gain (loss) on investments
and capital gains distributions	3,588	2,536	71	13,519	118
Net unrealized appreciation
(depreciation) of investments	(1,667)	796	(3,446)	(14,654)	53
Net realized and unrealized gain (loss)
on investments	1,921	3,332	(3,375)	(1,135)	171
Net increase (decrease) in net assets
resulting from operations	$ 1,188	$ 3,265 $	(2,172)	$ (2,461)	$ 164

The accompanying notes are an integral part of these financial statements. 82

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage	Advantage
	C&B Large Cap	Equity Income	Large Company	Money Market	Small Cap
	Value Fund	Fund	Growth Fund	Fund	Growth Fund

Net investment income (loss)
Income:
Dividends	$ 6	$ 16	$ -	$ 10	$ -

Total investment income	6	16	-	10	-
Expenses:
Mortality, expense risk
and other charges	10	21	54	4	17
Annual administrative charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	1	2	-
Other contract charges	3	5	16	1	5
Amortization of deferred charges	-	-	-	-	-

Total expenses	13	26	71	7	22
Net investment income (loss)	(7)	(10)	(71)	3	(22)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15	33	65	-	43
Capital gains distributions	-	70	-	-	137

Total realized gain (loss) on investments
and capital gains distributions	15	103	65	-	180
Net unrealized appreciation
(depreciation) of investments	(25)	(87)	143	-	(66)

Net realized and unrealized gain (loss)
on investments	(10)	16	208	-	114

Net increase (decrease) in net assets
resulting from operations	$ (17)	$ 6	$ 137	$ 3	$ 92

The accompanying notes are an integral part of these financial statements. 83

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

Wells Fargo
Advantage Total
Return Bond
Fund

Net investment income (loss)
Income:
Dividends	$ 62
Total investment income	62
Expenses:
Mortality, expense risk
and other charges	24
Annual administrative charges	-
Minimum death benefit guarantee charges	-
Contingent deferred sales charges	1
Other contract charges	7
Amortization of deferred charges	-

Total expenses	32
Net investment income (loss)	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)
Capital gains distributions	-

Total realized gain (loss) on investments
and capital gains distributions	(4)
Net unrealized appreciation
(depreciation) of investments	23
Net realized and unrealized gain (loss)
on investments	19
Net increase (decrease) in net assets
resulting from operations	$ 49

The accompanying notes are an integral part of these financial statements.

84

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			Columbia
		Columbia Asset	Federal	Columbia Large
	AIM V.I.	Allocation	Securities Fund,	Cap Growth
	Leisure Fund -	Fund, Variable	Variable Series	Fund, Variable
	Series I Shares	Series - Class A	- Class A	Series - Class A

Net assets at January 1, 2006	$ 53,911	$ 523	$ 85	$ 515

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(608)	5	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	5,757	40	-	3
Net unrealized appreciation (depreciation)
of investments	4,848	5	(1)	45
Net increase (decrease) in net assets from operations	9,997	50	3	42
Changes from principal transactions:
Premiums	2,335	-	-	-
Surrenders and withdrawals	(13,353)	(27)	(6)	(8)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(463)	(8)	-	(2)
Transfers between Divisions
(including fixed account), net	(10)	2	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(11,491)	(33)	(7)	(10)
Total increase (decrease) in net assets	(1,494)	17	(4)	32
Net assets at December 31, 2006	52,417	540	81	547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(388)	6	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	5,332	66	-	25
Net unrealized appreciation (depreciation)
of investments	(5,956)	(32)	1	48
Net increase (decrease) in net assets from operations	(1,012)	40	5	67
Changes from principal transactions:
Premiums	78	-	-	-
Surrenders and withdrawals	(8,809)	98	(5)	(118)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(375)	(10)	-	(12)
Transfers between Divisions
(including fixed account), net	6	-	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(9,100)	88	(6)	(130)
Total increase (decrease) in net assets	(10,112)	128	(1)	(63)
Net assets at December 31, 2007	$ 42,305	$ 668	$ 80	$ 484

The accompanying notes are an integral part of these financial statements. 85

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP
	Cap Value	Growth Fund,	Equity-Income	Contrafund®
	Fund, Variable	Variable Series	Portfolio -	Portfolio -
	Series - Class B	- Class A	Service Class 2	Service Class 2

Net assets at January 1, 2006	$ 348,817	$ 78	$ 276,545	$ 267,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,205)	(1)	2,725	(4,188)
Total realized gain (loss) on investments
and capital gains distributions	33,762	2	45,209	51,769
Net unrealized appreciation (depreciation)
of investments	25,822	7	3,831	(10,078)
Net increase (decrease) in net assets from operations	52,379	8	51,765	37,503
Changes from principal transactions:
Premiums	24,729	-	34,881	206,130
Surrenders and withdrawals	(88,211)	(3)	15,791	51,996
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(2,488)	-	(2,948)	(2,360)
Transfers between Divisions
(including fixed account), net	(49)	(1)	(11)	74
Increase (decrease) in net assets derived from
principal transactions	(66,019)	(4)	47,713	255,840
Total increase (decrease) in net assets	(13,640)	4	99,478	293,343
Net assets at December 31, 2006	335,177	82	376,023	561,251

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,366)	(1)	(2,129)	(8,452)
Total realized gain (loss) on investments
and capital gains distributions	51,799	6	47,017	223,955
Net unrealized appreciation (depreciation)
of investments	(57,677)	5	(48,769)	(120,604)
Net increase (decrease) in net assets from operations	(12,244)	10	(3,881)	94,899
Changes from principal transactions:
Premiums	324	-	54,218	205,156
Surrenders and withdrawals	(64,022)	(2)	(50,474)	65,907
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(2,329)	-	(2,523)	(4,754)
Transfers between Divisions
(including fixed account), net	(17)	1	24	128
Increase (decrease) in net assets derived from
principal transactions	(66,044)	(1)	1,245	266,437
Total increase (decrease) in net assets	(78,288)	9	(2,636)	361,336
Net assets at December 31, 2007	$ 256,889	$ 91	$ 373,387	$ 922,587

The accompanying notes are an integral part of these financial statements. 86

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Franklin Small
	Cap Value	Mutual Shares
	Securities Fund	Securities Fund	ING GET Fund	ING GET Fund
	- Class 2	- Class 2	- Series Q	- Series R

Net assets at January 1, 2006	$ 2,400	$ -	$ 80,727	$ 83,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(406)	1,366	1,052
Total realized gain (loss) on investments
and capital gains distributions	268	139	226	2,044
Net unrealized appreciation (depreciation)
of investments	258	5,098	641	193
Net increase (decrease) in net assets from operations	511	4,831	2,233	3,289
Changes from principal transactions:
Premiums	2,732	29,138	(41)	(38)
Surrenders and withdrawals	(78)	43,288	(18,031)	(15,583)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(109)	(1,320)	(1,184)
Transfers between Divisions
(including fixed account), net	(2)	(2)	(1)	(2)
Increase (decrease) in net assets derived from
principal transactions	2,652	72,315	(19,393)	(16,807)
Total increase (decrease) in net assets	3,163	77,146	(17,160)	(13,518)
Net assets at December 31, 2006	5,563	77,146	63,567	69,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	247	2,286	2,051
Total realized gain (loss) on investments
and capital gains distributions	672	4,763	(1,068)	1,468
Net unrealized appreciation (depreciation)
of investments	(1,114)	(5,098)	(1,323)	(1,525)
Net increase (decrease) in net assets from operations	(485)	(88)	(105)	1,994
Changes from principal transactions:
Premiums	4,368	27,427	(26)	(36)
Surrenders and withdrawals	(883)	(103,889)	(62,947)	(71,815)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(16)	(599)	(488)	(44)
Transfers between Divisions
(including fixed account), net	1	3	(1)	-

Increase (decrease) in net assets derived from
principal transactions	3,470	(77,058)	(63,462)	(71,895)
Total increase (decrease) in net assets	2,985	(77,146)	(63,567)	(69,901)
Net assets at December 31, 2007	$ 8,548	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements. 87

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series S	- Series T	- Series U	- Series V

Net assets at January 1, 2006	$ 96,724	$ 104,417	$ 117,807	$ 177,886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	824	814	442	254
Total realized gain (loss) on investments
and capital gains distributions	1,168	1,750	602	(798)
Net unrealized appreciation (depreciation)
of investments	2,037	1,143	3,532	3,194
Net increase (decrease) in net assets from operations	4,029	3,707	4,576	2,650
Changes from principal transactions:
Premiums	(30)	(58)	(43)	(119)
Surrenders and withdrawals	(22,780)	(25,045)	(35,648)	(58,931)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(737)	(1,510)	(1,639)	(2,685)
Transfers between Divisions
(including fixed account), net	2	(2)	8	1
Increase (decrease) in net assets derived from
principal transactions	(23,545)	(26,615)	(37,322)	(61,734)
Total increase (decrease) in net assets	(19,516)	(22,908)	(32,746)	(59,084)
Net assets at December 31, 2006	77,208	81,509	85,061	118,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,933	1,918	141	140
Total realized gain (loss) on investments
and capital gains distributions	2,399	8	1,617	484
Net unrealized appreciation (depreciation)
of investments	(2,649)	(957)	(288)	2,246
Net increase (decrease) in net assets from operations	1,683	969	1,470	2,870
Changes from principal transactions:
Premiums	(86)	(154)	(58)	(113)
Surrenders and withdrawals	(78,090)	(81,353)	(14,178)	(24,758)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(712)	(968)	(1,528)	(1,074)
Transfers between Divisions
(including fixed account), net	(3)	(3)	9	(2)
Increase (decrease) in net assets derived from
principal transactions	(78,891)	(82,478)	(15,755)	(25,947)
Total increase (decrease) in net assets	(77,208)	(81,509)	(14,285)	(23,077)
Net assets at December 31, 2007	$ -	$ -	$ 70,776	$ 95,725

The accompanying notes are an integral part of these financial statements. 88

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING	ING
	AllianceBernstein	AllianceBernstein		ING American
	Mid Cap Growth	Mid Cap Growth	ING American	Funds Growth-
	Portfolio - Service	Portfolio - Service 2	Funds Growth	Income
	Class	Class	Portfolio	Portfolio

Net assets at January 1, 2006	$ 465,921	$ 17,341	$ 1,516,773	$ 1,031,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,053)	(457)	(36,606)	(18,454)
Total realized gain (loss) on investments
and capital gains distributions	97,959	2,845	9,422	7,901
Net unrealized appreciation (depreciation)
of investments	(94,836)	(2,701)	150,937	149,603

Net increase (decrease) in net assets from operations	(5,930)	(313)	123,753	139,050
Changes from principal transactions:
Premiums	36,365	2,756	408,391	261,877
Surrenders and withdrawals	(65,404)	(844)	(58,627)	(48,049)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(7,471)	(125)	(11,198)	(10,033)
Transfers between Divisions
(including fixed account), net	(23)	(8)	(73)	26

Increase (decrease) in net assets derived from
principal transactions	(36,533)	1,779	338,493	203,821

Total increase (decrease) in net assets	(42,463)	1,466	462,246	342,871

Net assets at December 31, 2006	423,458	18,807	1,979,019	1,374,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,361)	(466)	(44,935)	(19,201)
Total realized gain (loss) on investments
and capital gains distributions	63,913	1,656	41,143	43,595
Net unrealized appreciation (depreciation)
of investments	(22,763)	272	184,268	221

Net increase (decrease) in net assets from operations	32,789	1,462	180,476	24,615
Changes from principal transactions:
Premiums	28,496	396	410,477	290,323
Surrenders and withdrawals	(43,890)	(1,516)	(96,580)	(80,753)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(9,281)	(273)	(17,665)	(13,629)
Transfers between Divisions
(including fixed account), net	110	(8)	39	334

Increase (decrease) in net assets derived from
principal transactions	(24,565)	(1,401)	296,271	196,275

Total increase (decrease) in net assets	8,224	61	476,747	220,890
Net assets at December 31, 2007	$ 431,682	$ 18,868	$ 2,455,766	$ 1,595,008

The accompanying notes are an integral part of these financial statements.

	89

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING BlackRock
		Large Cap	ING BlackRock
	ING American	Growth	Large Cap	ING BlackRock
	Funds	Portfolio -	Growth	Large Cap
	International	Institutional	Portfolio -	Value Portfolio
	Portfolio	Class	Service Class	- Service Class

Net assets at January 1, 2006	$ 683,490	$ -	$ 151,911	$ 42,124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,251)	-	(3,154)	(1,017)
Total realized gain (loss) on investments
and capital gains distributions	13,394	-	11,812	3,666
Net unrealized appreciation (depreciation)
of investments	129,485	-	(1,992)	4,627

Net increase (decrease) in net assets from operations	129,628	-	6,666	7,276
Changes from principal transactions:
Premiums	228,593	-	7,522	13,483
Surrenders and withdrawals	44,708	-	(18,705)	8,166
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(8,234)	-	(1,836)	(503)
Transfers between Divisions
(including fixed account), net	124	-	(35)	(7)

Increase (decrease) in net assets derived from
principal transactions	265,191	-	(13,054)	21,139

Total increase (decrease) in net assets	394,819	-	(6,388)	28,415

Net assets at December 31, 2006	1,078,309	-	145,523	70,539

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,815)	(2)	(3,393)	(1,336)
Total realized gain (loss) on investments
and capital gains distributions	52,427	-	3,017	8,082
Net unrealized appreciation (depreciation)
of investments	153,243	(4)	6,394	(4,970)
Net increase (decrease) in net assets from operations	188,855	(6)	6,018	1,776
Changes from principal transactions:
Premiums	285,023	-	18,670	3,244
Surrenders and withdrawals	5,307	250	(15,086)	(17,295)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(9,664)	-	(1,619)	(703)
Transfers between Divisions
(including fixed account), net	170	-	1	(9)

Increase (decrease) in net assets derived from
principal transactions	280,836	250	1,966	(14,763)
Total increase (decrease) in net assets	469,691	244	7,984	(12,987)
Net assets at December 31, 2007	$ 1,548,000	$ 244	$ 153,507	$ 57,552

The accompanying notes are an integral part of these financial statements. 90

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Capital	ING Capital	ING Capital
	ING BlackRock	Guardian	Guardian	Guardian U.S.
	Large Cap	Small/Mid Cap	Small/Mid Cap	Equities
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 3,132	$ 455,371	$ 9,138	$ 595,801

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(74)	(6,968)	(197)	(9,638)
Total realized gain (loss) on investments
and capital gains distributions	154	34,105	306	59,337
Net unrealized appreciation (depreciation)
of investments	383	16,487	774	(5,967)
Net increase (decrease) in net assets from operations	463	43,624	883	43,732
Changes from principal transactions:
Premiums	657	9,367	416	18,090
Surrenders and withdrawals	351	(84,331)	(979)	(89,374)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(44)	(6,389)	(59)	(6,942)
Transfers between Divisions
(including fixed account), net	-	(39)	(4)	7

Increase (decrease) in net assets derived from
principal transactions	964	(81,392)	(626)	(78,219)
Total increase (decrease) in net assets	1,427	(37,768)	257	(34,487)
Net assets at December 31, 2006	4,559	417,603	9,395	561,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(104)	(2,132)	(71)	(8,446)
Total realized gain (loss) on investments
and capital gains distributions	304	151,837	2,169	72,900
Net unrealized appreciation (depreciation)
of investments	(118)	(123,647)	(1,522)	(74,174)
Net increase (decrease) in net assets from operations	82	26,058	576	(9,720)
Changes from principal transactions:
Premiums	32	117	-	12,772
Surrenders and withdrawals	(358)	(441,375)	(9,966)	(91,416)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(11)	(2,406)	(4)	(7,506)
Transfers between Divisions
(including fixed account), net	(1)	3	(1)	(8)
Increase (decrease) in net assets derived from
principal transactions	(338)	(443,661)	(9,971)	(86,158)
Total increase (decrease) in net assets	(256)	(417,603)	(9,395)	(95,878)
Net assets at December 31, 2007	$ 4,303	$ -	$ -	$ 465,436

The accompanying notes are an integral part of these financial statements. 91

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Capital
	Guardian U.S.	ING	ING	ING Evergreen
	Equities	EquitiesPlus	EquitiesPlus	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 10,963	$ -	$ -	$ 160,600

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(222)	(1,622)	-	(3,977)
Total realized gain (loss) on investments
and capital gains distributions	1,214	223	-	4,245
Net unrealized appreciation (depreciation)
of investments	(206)	9,868	3	18,675
Net increase (decrease) in net assets from operations	786	8,469	3	18,943
Changes from principal transactions:
Premiums	362	646	30	22,996
Surrenders and withdrawals	(856)	119,036	-	(8,484)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(154)	(1,724)	-	(1,839)
Transfers between Divisions
(including fixed account), net	(2)	-	-	10

Increase (decrease) in net assets derived from
principal transactions	(650)	117,958	30	12,683
Total increase (decrease) in net assets	136	126,427	33	31,626
Net assets at December 31, 2006	11,099	126,427	33	192,226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(205)	2,048	-	(4,246)
Total realized gain (loss) on investments
and capital gains distributions	1,618	8,209	2	13,809
Net unrealized appreciation (depreciation)
of investments	(1,587)	(8,556)	(2)	1,835
Net increase (decrease) in net assets from operations	(174)	1,701	-	11,398
Changes from principal transactions:
Premiums	92	1,752	-	23,085
Surrenders and withdrawals	(2,442)	(23,425)	-	(19,590)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(72)	(4,054)	-	(1,463)
Transfers between Divisions
(including fixed account), net	(2)	1	-	(21)

Increase (decrease) in net assets derived from
principal transactions	(2,424)	(25,726)	-	2,011

Total increase (decrease) in net assets	(2,598)	(24,025)	-	13,409

Net assets at December 31, 2007	$ 8,501	$ 102,402	$ 33	$ 205,635

The accompanying notes are an integral part of these financial statements. 92

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING FMRSM	ING FMRSM
	ING Evergreen	ING Evergreen	Diversified Mid	Diversified Mid
	Omega Portfolio	Omega Portfolio	Cap Portfolio -	Cap Portfolio -
	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 7,994	$ 961	$ 569,837	$ 28,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(177)	(29)	(13,132)	(829)
Total realized gain (loss) on investments
and capital gains distributions	411	13	81,755	4,422
Net unrealized appreciation (depreciation)
of investments	117	52	(14,480)	(859)
Net increase (decrease) in net assets from operations	351	36	54,143	2,734
Changes from principal transactions:
Premiums	1,181	269	72,508	4,384
Surrenders and withdrawals	1,042	66	(61,575)	756
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(42)	-	(7,752)	(145)
Transfers between Divisions
(including fixed account), net	6	(1)	(82)	(8)
Increase (decrease) in net assets derived from
principal transactions	2,187	334	3,099	4,987
Total increase (decrease) in net assets	2,538	370	57,242	7,721
Net assets at December 31, 2006	10,532	1,331	627,079	36,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(192)	(34)	(18,320)	(1,087)
Total realized gain (loss) on investments
and capital gains distributions	483	59	58,263	1,785
Net unrealized appreciation (depreciation)
of investments	486	87	47,387	3,712
Net increase (decrease) in net assets from operations	777	112	87,330	4,410
Changes from principal transactions:
Premiums	460	44	63,636	733
Surrenders and withdrawals	(3,181)	(174)	294,810	6,060
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(60)	(11)	(10,999)	(213)
Transfers between Divisions
(including fixed account), net	(1)	(1)	140	(8)
Increase (decrease) in net assets derived from
principal transactions	(2,782)	(142)	347,587	6,572
Total increase (decrease) in net assets	(2,005)	(30)	434,917	10,982
Net assets at December 31, 2007	$ 8,527	$ 1,301	$ 1,061,996	$ 47,072

The accompanying notes are an integral part of these financial statements. 93

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING FMRSM	ING FMRSM	ING FMRSM
	Large Cap	Mid Cap	Mid Cap
	Growth	Growth	Growth	ING Focus 5
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 9,242	$ 552,840	$ 19,172	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,871)	(9,924)	(477)	-
Total realized gain (loss) on investments
and capital gains distributions	(1,314)	41,215	570	-
Net unrealized appreciation (depreciation)
of investments	147	(20,014)	230	-

Net increase (decrease) in net assets from operations	(4,038)	11,277	323	-
Changes from principal transactions:
Premiums	2,558	16,994	1,682	-
Surrenders and withdrawals	178,052	(99,221)	(1,363)	-
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(771)	(8,319)	(92)	-
Transfers between Divisions
(including fixed account), net	(18)	(40)	(4)	-

Increase (decrease) in net assets derived from
principal transactions	179,821	(90,586)	223	-

Total increase (decrease) in net assets	175,783	(79,309)	546	-

Net assets at December 31, 2006	185,025	473,531	19,718	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,855)	(8,624)	(475)	(28)
Total realized gain (loss) on investments
and capital gains distributions	1,259	45,430	651	126
Net unrealized appreciation (depreciation)
of investments	4,782	(37,664)	(407)	(2,310)
Net increase (decrease) in net assets from operations	2,186	(858)	(231)	(2,212)
Changes from principal transactions:
Premiums	4,533	4,388	327	68,220
Surrenders and withdrawals	(29,905)	(92,081)	(1,774)	33,534
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,229)	(7,528)	(121)	-
Transfers between Divisions
(including fixed account), net	33	109	-	(1)

Increase (decrease) in net assets derived from
principal transactions	(26,568)	(95,112)	(1,568)	101,753
Total increase (decrease) in net assets	(24,382)	(95,970)	(1,799)	99,541
Net assets at December 31, 2007	$ 160,643	$ 377,561	$ 17,919	$ 99,541

The accompanying notes are an integral part of these financial statements. 94

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING Franklin
				Templeton
	ING Franklin	ING Franklin	ING Franklin	Founding
	Income	Income	Mutual Shares	Strategy
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class

Net assets at January 1, 2006	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,106)	(27)	-	-
Total realized gain (loss) on investments
and capital gains distributions	70	2	-	-
Net unrealized appreciation (depreciation)
of investments	8,850	191	-	-

Net increase (decrease) in net assets from operations	7,814	166	-	-
Changes from principal transactions:
Premiums	48,899	1,511	-	-
Surrenders and withdrawals	100,071	1,240	-	-
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(182)	-	-	-
Transfers between Divisions
(including fixed account), net	91	(1)	-	-

Increase (decrease) in net assets derived from
principal transactions	148,879	2,750	-	-

Total increase (decrease) in net assets	156,693	2,916	-	-

Net assets at December 31, 2006	156,693	2,916	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,903)	(88)	(1,728)	(3,032)
Total realized gain (loss) on investments
and capital gains distributions	4,924	126	2	(165)
Net unrealized appreciation (depreciation)
of investments	(5,414)	(205)	(455)	(10,625)
Net increase (decrease) in net assets from operations	(3,393)	(167)	(2,181)	(13,822)
Changes from principal transactions:
Premiums	109,305	872	53,844	408,324
Surrenders and withdrawals	82,850	5,448	148,367	126,300
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(3,427)	(48)	(623)	(178)
Transfers between Divisions
(including fixed account), net	48	(1)	78	(34)
Increase (decrease) in net assets derived from
principal transactions	188,776	6,271	201,666	534,412
Total increase (decrease) in net assets	185,383	6,104	199,485	520,590
Net assets at December 31, 2007	$ 342,076	$ 9,020	$ 199,485	$ 520,590

The accompanying notes are an integral part of these financial statements. 95

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Global	ING Global	ING Global	ING Global
	Real Estate	Real Estate	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ -	$ -	$ 373,920	$ 22,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	862	12	(9,663)	(678)
Total realized gain (loss) on investments
and capital gains distributions	658	21	87,114	4,633
Net unrealized appreciation (depreciation)
of investments	7,217	170	(7,594)	347
Net increase (decrease) in net assets from operations	8,737	203	69,857	4,302
Changes from principal transactions:
Premiums	19,642	722	98,219	4,741
Surrenders and withdrawals	47,849	881	(8,387)	283
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(111)	-	(3,829)	(85)
Transfers between Divisions
(including fixed account), net	(4)	1	29	(7)
Increase (decrease) in net assets derived from
principal transactions	67,376	1,604	86,032	4,932
Total increase (decrease) in net assets	76,113	1,807	155,889	9,234
Net assets at December 31, 2006	76,113	1,807	529,809	31,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,025	4	(14,135)	(895)
Total realized gain (loss) on investments
and capital gains distributions	5,763	116	95,240	5,560
Net unrealized appreciation (depreciation)
of investments	(23,323)	(481)	83,891	4,867
Net increase (decrease) in net assets from operations	(16,535)	(361)	164,996	9,532
Changes from principal transactions:
Premiums	65,604	780	117,060	964
Surrenders and withdrawals	20,835	509	21,380	(961)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(633)	-	(5,246)	(141)
Transfers between Divisions
(including fixed account), net	11	1	48	(6)
Increase (decrease) in net assets derived from
principal transactions	85,817	1,290	133,242	(144)
Total increase (decrease) in net assets	69,282	929	298,238	9,388

Net assets at December 31, 2007	$ 145,395	$ 2,736	$ 828,047	$ 41,169

The accompanying notes are an integral part of these financial statements. 96

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING	ING
			International	International
	ING Global	ING Global	Growth	Growth
	Technology	Technology	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 73,104	$ 5,748	$ 160,706	$ 10,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,687)	(157)	(484)	(93)
Total realized gain (loss) on investments
and capital gains distributions	9,774	760	30,734	1,940
Net unrealized appreciation (depreciation)
of investments	(3,019)	(258)	(2,607)	(117)
Net increase (decrease) in net assets from operations	5,068	345	27,643	1,730
Changes from principal transactions:
Premiums	10,444	493	180	2
Surrenders and withdrawals	(7,885)	249	(29,893)	(1,343)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(358)	(3)	(2,678)	(30)
Transfers between Divisions
(including fixed account), net	(16)	(3)	(14)	-

Increase (decrease) in net assets derived from
principal transactions	2,185	736	(32,405)	(1,371)
Total increase (decrease) in net assets	7,253	1,081	(4,762)	359
Net assets at December 31, 2006	80,357	6,829	155,944	10,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,120)	(167)	(1,217)	(154)
Total realized gain (loss) on investments
and capital gains distributions	2,637	174	36,139	2,299
Net unrealized appreciation (depreciation)
of investments	4,125	414	(12,310)	(598)
Net increase (decrease) in net assets from operations	4,642	421	22,612	1,547
Changes from principal transactions:
Premiums	18,087	195	76	2
Surrenders and withdrawals	27,350	(116)	(33,044)	(1,113)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(872)	(32)	(3,233)	(54)
Transfers between Divisions
(including fixed account), net	(7)	(1)	23	(8)
Increase (decrease) in net assets derived from
principal transactions	44,558	46	(36,178)	(1,173)
Total increase (decrease) in net assets	49,200	467	(13,566)	374
Net assets at December 31, 2007	$ 129,557	$ 7,296	$ 142,378	$ 10,823

The accompanying notes are an integral part of these financial statements. 97

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING JPMorgan	ING JPMorgan
	ING Janus	ING Janus	Emerging	Emerging
	Contrarian	Contrarian	Markets Equity Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class

Net assets at January 1, 2006	$ 81,462	$ 3,755	$ 19,778	$ 305,326

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,994)	(108)	(542)	(6,573)
Total realized gain (loss) on investments
and capital gains distributions	12,369	347	1,464	41,525
Net unrealized appreciation (depreciation)
of investments	11,261	755	6,821	73,947
Net increase (decrease) in net assets from operations	21,636	994	7,743	108,899
Changes from principal transactions:
Premiums	26,712	1,531	6,330	88,616
Surrenders and withdrawals	21,032	987	1,537	4,616
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,277)	(31)	(105)	(4,716)
Transfers between Divisions
(including fixed account), net	101	(2)	(6)	26
Increase (decrease) in net assets derived from
principal transactions	46,568	2,485	7,756	88,542
Total increase (decrease) in net assets	68,204	3,479	15,499	197,441
Net assets at December 31, 2006	149,666	7,234	35,277	502,767

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,775)	(722)	(620)	(7,770)
Total realized gain (loss) on investments
and capital gains distributions	27,504	2,074	2,999	48,390
Net unrealized appreciation (depreciation)
of investments	37,721	1,190	9,866	148,973
Net increase (decrease) in net assets from operations	53,450	2,542	12,245	189,593
Changes from principal transactions:
Premiums	104,170	863	1,489	125,911
Surrenders and withdrawals	481,718	28,911	(958)	54,416
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(4,382)	(127)	(224)	(5,565)
Transfers between Divisions
(including fixed account), net	(7)	(10)	(16)	228
Increase (decrease) in net assets derived from
principal transactions	581,499	29,637	291	174,990
Total increase (decrease) in net assets	634,949	32,179	12,536	364,583
Net assets at December 31, 2007	$ 784,615	$ 39,413	$ 47,813	$ 867,350

The accompanying notes are an integral part of these financial statements. 98

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING JPMorgan	ING JPMorgan
	ING JPMorgan ING JPMorgan		Value	Value
	Small Cap Core	Small Cap Core	Opportunities	Opportunities
	Equity Portfolio	Equity Portfolio	Portfolio -	Portfolio -
	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 177,486	$ 45,409	$ 40,813	$ 864

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,782)	(1,245)	(726)	(21)
Total realized gain (loss) on investments
and capital gains distributions	13,087	2,732	1,650	21
Net unrealized appreciation (depreciation)
of investments	17,579	4,850	7,757	195
Net increase (decrease) in net assets from operations	25,884	6,337	8,681	195
Changes from principal transactions:
Premiums	39,631	6,055	7,539	352
Surrenders and withdrawals	(2,278)	(3,454)	13,509	298
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,225)	(234)	(622)	-
Transfers between Divisions
(including fixed account), net	(15)	(11)	26	1
Increase (decrease) in net assets derived from
principal transactions	36,113	2,356	20,452	651
Total increase (decrease) in net assets	61,997	8,693	29,133	846
Net assets at December 31, 2006	239,483	54,102	69,946	1,710

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,372)	(1,367)	(398)	(23)
Total realized gain (loss) on investments
and capital gains distributions	24,472	4,862	11,044	216
Net unrealized appreciation (depreciation)
of investments	(29,037)	(5,755)	(11,103)	(246)
Net increase (decrease) in net assets from operations	(9,937)	(2,260)	(457)	(53)
Changes from principal transactions:
Premiums	40,480	857	3,373	47
Surrenders and withdrawals	(31,253)	(1,226)	(30,858)	(31)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(2,366)	(503)	(542)	-
Transfers between Divisions
(including fixed account), net	(20)	(11)	8	1
Increase (decrease) in net assets derived from
principal transactions	6,841	(883)	(28,019)	17
Total increase (decrease) in net assets	(3,096)	(3,143)	(28,476)	(36)
Net assets at December 31, 2007	$ 236,387	$ 50,959	$ 41,470	$ 1,674

The accompanying notes are an integral part of these financial statements. 99

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING Legg	ING Legg
	ING Julius Baer	ING Julius Baer	Mason Partners	Mason Partners
	Foreign	Foreign	All Cap	All Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 356,543	$ 39,182	$ 370,733	$ 21,049

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,809)	(1,280)	(4,942)	(397)
Total realized gain (loss) on investments
and capital gains distributions	7,461	518	15,159	792
Net unrealized appreciation (depreciation)
of investments	114,470	12,502	42,449	2,977
Net increase (decrease) in net assets from operations	111,122	11,740	52,666	3,372
Changes from principal transactions:
Premiums	107,892	9,945	12,085	1,918
Surrenders and withdrawals	59,160	3,761	(60,290)	300
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(4,098)	(149)	(5,092)	(177)
Transfers between Divisions
(including fixed account), net	(1)	(10)	(29)	(6)
Increase (decrease) in net assets derived from
principal transactions	162,953	13,547	(53,326)	2,035
Total increase (decrease) in net assets	274,075	25,287	(660)	5,407
Net assets at December 31, 2006	630,618	64,469	370,073	26,456

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,720)	(1,749)	2,609	128
Total realized gain (loss) on investments
and capital gains distributions	78,973	6,978	128,034	6,388
Net unrealized appreciation (depreciation)
of investments	31,339	3,452	(113,907)	(5,324)
Net increase (decrease) in net assets from operations	93,592	8,681	16,736	1,192
Changes from principal transactions:
Premiums	177,018	2,735	3,091	124
Surrenders and withdrawals	12,612	(1,023)	(388,100)	(27,714)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(5,418)	(602)	(1,800)	(55)
Transfers between Divisions
(including fixed account), net	(29)	(13)	-	(3)

Increase (decrease) in net assets derived from
principal transactions	184,183	1,097	(386,809)	(27,648)
Total increase (decrease) in net assets	277,775	9,778	(370,073)	(26,456)
Net assets at December 31, 2007	$ 908,393	$ 74,247	$ -	$ -

The accompanying notes are an integral part of these financial statements. 100

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING LifeStyle	ING LifeStyle
	ING Legg	ING Legg	Aggressive	Aggressive
	Mason Value	Mason Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 399,134	$ 27,151	$ 672,396	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,749)	(691)	(20,814)	(20)
Total realized gain (loss) on investments
and capital gains distributions	7,771	804	29,597	13
Net unrealized appreciation (depreciation)
of investments	17,735	981	122,890	184
Net increase (decrease) in net assets from operations	16,757	1,094	131,673	177
Changes from principal transactions:
Premiums	61,177	3,931	307,014	706
Surrenders and withdrawals	(54,286)	(2,008)	28,785	1,647
Cost of insurance and administrative charges	-	-	(4,052)	-
Benefit payments	(3,042)	(174)	-	-
Transfers between Divisions
(including fixed account), net	(20)	(5)	(252)	(1)
Increase (decrease) in net assets derived from
principal transactions	3,829	1,744	331,495	2,352
Total increase (decrease) in net assets	20,586	2,838	463,168	2,529
Net assets at December 31, 2006	419,720	29,989	1,135,564	2,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,647)	(700)	(23,764)	(59)
Total realized gain (loss) on investments
and capital gains distributions	25,816	1,295	62,660	221
Net unrealized appreciation (depreciation)
of investments	(47,024)	(2,876)	(34,818)	(180)
Net increase (decrease) in net assets from operations	(29,855)	(2,281)	4,078	(18)
Changes from principal transactions:
Premiums	28,936	392	239,353	120
Surrenders and withdrawals	(62,050)	(2,412)	(42,652)	1,696
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(4,092)	(313)	(10,423)	-
Transfers between Divisions
(including fixed account), net	38	39	(24)	1
Increase (decrease) in net assets derived from
principal transactions	(37,168)	(2,294)	186,254	1,817
Total increase (decrease) in net assets	(67,023)	(4,575)	190,332	1,799
Net assets at December 31, 2007	$ 352,697	$ 25,414	$ 1,325,896	$ 4,328

The accompanying notes are an integral part of these financial statements. 101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING LifeStyle	ING LifeStyle
	ING LifeStyle	ING LifeStyle	Moderate	Moderate
	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 1,373,807	$ -	$ 1,239,629	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37,086)	(46)	(23,549)	(28)
Total realized gain (loss) on investments
and capital gains distributions	39,963	20	29,960	11
Net unrealized appreciation (depreciation)
of investments	247,306	492	172,167	266
Net increase (decrease) in net assets from operations	250,183	466	178,578	249
Changes from principal transactions:
Premiums	964,919	5,693	664,943	3,717
Surrenders and withdrawals	144,765	1,928	61,829	1,214
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(14,164)	-	(13,261)	-
Transfers between Divisions
(including fixed account), net	(188)	204	(312)	-

Increase (decrease) in net assets derived from
principal transactions	1,095,332	7,825	713,199	4,931
Total increase (decrease) in net assets	1,345,515	8,291	891,777	5,180
Net assets at December 31, 2006	2,719,322	8,291	2,131,406	5,180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47,888)	(162)	(27,263)	(122)
Total realized gain (loss) on investments
and capital gains distributions	90,575	453	64,587	341
Net unrealized appreciation (depreciation)
of investments	(22,052)	(235)	6,214	(212)
Net increase (decrease) in net assets from operations	20,635	56	43,538	7
Changes from principal transactions:
Premiums	1,177,534	2,042	787,313	2,287
Surrenders and withdrawals	(21,042)	2,028	14,453	8,836
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(22,170)	(130)	(22,819)	-
Transfers between Divisions
(including fixed account), net	128	(1)	64	(2)
Increase (decrease) in net assets derived from
principal transactions	1,134,450	3,939	779,011	11,121
Total increase (decrease) in net assets	1,155,085	3,995	822,549	11,128
Net assets at December 31, 2007	$ 3,874,407	$ 12,286	$ 2,953,955	$ 16,308

The accompanying notes are an integral part of these financial statements. 102

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING LifeStyle	ING LifeStyle	ING Limited
	Moderate	Moderate	Maturity Bond	ING Liquid
	Portfolio -	Portfolio -	Portfolio -	Assets Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class

Net assets at January 1, 2006	$ 515,732	$ -	$ 269,644	$ 582,359

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,934)	(25)	4,189	(25,079)
Total realized gain (loss) on investments
and capital gains distributions	15,781	71	(5,005)	-
Net unrealized appreciation (depreciation)
of investments	56,088	434	5,334	-

Net increase (decrease) in net assets from operations	63,935	480	4,518	(25,079)
Changes from principal transactions:
Premiums	256,513	1,767	279	357,166
Surrenders and withdrawals	73,286	5,472	(52,201)	(186,145)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(5,996)	-	(5,919)	(18,320)
Transfers between Divisions
(including fixed account), net	207	(1)	(30)	136
Increase (decrease) in net assets derived from
principal transactions	324,010	7,238	(57,871)	152,837
Total increase (decrease) in net assets	387,945	7,718	(53,353)	127,758
Net assets at December 31, 2006	903,677	7,718	216,291	710,117

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,456)	(92)	408	(18,376)
Total realized gain (loss) on investments
and capital gains distributions	31,654	444	(2,858)	-
Net unrealized appreciation (depreciation)
of investments	2,555	(178)	9,780	-

Net increase (decrease) in net assets from operations	25,753	174	7,330	(18,376)
Changes from principal transactions:
Premiums	283,841	592	124	494,064
Surrenders and withdrawals	94,425	5,128	(41,957)	(116,872)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(17,481)	-	(5,358)	(20,192)
Transfers between Divisions
(including fixed account), net	399	(3)	36	1,277
Increase (decrease) in net assets derived from
principal transactions	361,184	5,717	(47,155)	358,277
Total increase (decrease) in net assets	386,937	5,891	(39,825)	339,901
Net assets at December 31, 2007	$ 1,290,614	$ 13,609	$ 176,466	$ 1,050,018

The accompanying notes are an integral part of these financial statements. 103

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Lord	ING Lord
		Abbett	Abbett
	ING Liquid	Affiliated	Affiliated	ING MarketPro
	Assets Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 11,307	$ 126,090	$ 2,804	$ 2,308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(676)	(1,727)	(44)	(287)
Total realized gain (loss) on investments
and capital gains distributions	-	15,045	433	123
Net unrealized appreciation (depreciation)
of investments	-	6,210	42	1,731

Net increase (decrease) in net assets from operations	(676)	19,528	431	1,567
Changes from principal transactions:
Premiums	5,653	11,296	506	26,454
Surrenders and withdrawals	(830)	22	(29)	(95)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(19)	(1,310)	(25)	-
Transfers between Divisions
(including fixed account), net	(5)	26	(2)	(1)
Increase (decrease) in net assets derived from
principal transactions	4,799	10,034	450	26,358
Total increase (decrease) in net assets	4,123	29,562	881	27,925
Net assets at December 31, 2006	15,430	155,652	3,685	30,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(604)	(657)	(29)	(70)
Total realized gain (loss) on investments
and capital gains distributions	-	11,917	201	3,015
Net unrealized appreciation (depreciation)
of investments	-	(7,851)	(104)	(1,760)

Net increase (decrease) in net assets from operations	(604)	3,409	68	1,185
Changes from principal transactions:
Premiums	612	4,042	85	4,745
Surrenders and withdrawals	8,784	(39,694)	(379)	(35,076)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(4)	(1,409)	(29)	(1,088)
Transfers between Divisions
(including fixed account), net	(5)	6	(2)	1
Increase (decrease) in net assets derived from
principal transactions	9,387	(37,055)	(325)	(31,418)
Total increase (decrease) in net assets	8,783	(33,646)	(257)	(30,233)
Net assets at December 31, 2007	$ 24,213	$ 122,006	$ 3,428	$ -

The accompanying notes are an integral part of these financial statements. 104

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING
		ING	MarketStyle	ING
		MarketStyle	Moderate	MarketStyle
	ING MarketPro	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 66	$ 2,652	$ 3,206	$ 906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(96)	(112)	(113)	(30)
Total realized gain (loss) on investments
and capital gains distributions	5	25	19	4
Net unrealized appreciation (depreciation)
of investments	488	721	714	172
Net increase (decrease) in net assets from operations	397	634	620	146
Changes from principal transactions:
Premiums	7,018	5,033	4,831	1,095
Surrenders and withdrawals	1,246	174	52	(36)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(1)	(1)	1

Increase (decrease) in net assets derived from
principal transactions	8,264	5,206	4,882	1,060
Total increase (decrease) in net assets	8,661	5,840	5,502	1,206
Net assets at December 31, 2006	8,727	8,492	8,708	2,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	11	49	28
Total realized gain (loss) on investments
and capital gains distributions	924	951	1,004	215
Net unrealized appreciation (depreciation)
of investments	(488)	(733)	(763)	(175)
Net increase (decrease) in net assets from operations	380	229	290	68
Changes from principal transactions:
Premiums	1,054	2,190	1,987	764
Surrenders and withdrawals	(10,162)	(10,867)	(10,941)	(2,941)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(45)	(43)	(3)
Transfers between Divisions
(including fixed account), net	1	1	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(9,107)	(8,721)	(8,998)	(2,180)
Total increase (decrease) in net assets	(8,727)	(8,492)	(8,708)	(2,112)
Net assets at December 31, 2007	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements. 105

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International
	Growth	Growth	Opportunities ING MFS Total
	Portfolio -	Portfolio -	Portfolio -	Return Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class

Net assets at January 1, 2006	$ 818,414	$ 22,546	$ 123,938	$ 1,266,332

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15,094)	(575)	(3,384)	4,022
Total realized gain (loss) on investments
and capital gains distributions	48,809	693	6,377	67,865
Net unrealized appreciation (depreciation)
of investments	(14,354)	376	26,050	41,708
Net increase (decrease) in net assets from operations	19,361	494	29,043	113,595
Changes from principal transactions:
Premiums	43,046	3,560	28,713	62,555
Surrenders and withdrawals	(134,505)	(1,708)	(1,226)	(193,155)
Cost of insurance and administrative charges	(14,115)	(101)	-	-
Benefit payments	-	-	(1,234)	(21,586)
Transfers between Divisions
(including fixed account), net	64	(7)	(14)	29
Increase (decrease) in net assets derived from
principal transactions	(105,510)	1,744	26,239	(152,157)
Total increase (decrease) in net assets	(86,149)	2,238	55,282	(38,562)
Net assets at December 31, 2006	732,265	24,784	179,220	1,227,770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,711)	(632)	(2,718)	9,168
Total realized gain (loss) on investments
and capital gains distributions	59,940	1,091	25,222	83,426
Net unrealized appreciation (depreciation)
of investments	36,011	2,297	11,924	(66,389)
Net increase (decrease) in net assets from operations	81,240	2,756	34,428	26,205
Changes from principal transactions:
Premiums	44,055	603	44,830	56,305
Surrenders and withdrawals	(84,479)	(1,496)	38,034	(173,300)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(15,477)	(196)	(1,566)	(22,415)
Transfers between Divisions
(including fixed account), net	590	(5)	10	216
Increase (decrease) in net assets derived from
principal transactions	(55,311)	(1,094)	81,308	(139,194)
Total increase (decrease) in net assets	25,929	1,662	115,736	(112,989)
Net assets at December 31, 2007	$ 758,194	$ 26,446	$ 294,956	$ 1,114,781

The accompanying notes are an integral part of these financial statements. 106

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING	ING
		ING MFS	Oppenheimer	Oppenheimer
	ING MFS Total	Utilities	Main Street	Main Street
	Return Portfolio	Portfolio -	Portfolio® -	Portfolio® -
	- Service 2 Class	Service Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 48,425	$ 151,085	$ 447,401	$ 4,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(106)	(3,920)	(3,651)	(67)
Total realized gain (loss) on investments
and capital gains distributions	3,224	4,033	10,318	120
Net unrealized appreciation (depreciation)
of investments	1,306	48,519	45,385	493
Net increase (decrease) in net assets from operations	4,424	48,632	52,052	546
Changes from principal transactions:
Premiums	3,789	39,170	13,712	459
Surrenders and withdrawals	(3,270)	28,264	(67,328)	(171)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(570)	(2,155)	(10,127)	(25)
Transfers between Divisions
(including fixed account), net	(11)	(14)	(22)	(1)
Increase (decrease) in net assets derived from
principal transactions	(62)	65,265	(63,765)	262
Total increase (decrease) in net assets	4,362	113,897	(11,713)	808
Net assets at December 31, 2006	52,787	264,982	435,688	5,158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	177	(5,724)	(3,928)	(79)
Total realized gain (loss) on investments
and capital gains distributions	3,914	35,665	35,251	267
Net unrealized appreciation (depreciation)
of investments	(3,319)	45,230	(19,974)	(83)
Net increase (decrease) in net assets from operations	772	75,171	11,349	105
Changes from principal transactions:
Premiums	848	92,266	13,517	151
Surrenders and withdrawals	(4,733)	69,950	(72,242)	(551)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(299)	(2,711)	(9,061)	-
Transfers between Divisions
(including fixed account), net	(9)	46	53	(2)
Increase (decrease) in net assets derived from
principal transactions	(4,193)	159,551	(67,733)	(402)
Total increase (decrease) in net assets	(3,421)	234,722	(56,384)	(297)
Net assets at December 31, 2007	$ 49,366	$ 499,704	$ 379,304	$ 4,861

The accompanying notes are an integral part of these financial statements. 107

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO
	Core Bond	Core Bond	High Yield	ING Pioneer
	Portfolio -	Portfolio -	Portfolio -	Fund Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class

Net assets at January 1, 2006	$ 619,526	$ 35,739	$ 624,247	$ 82,253

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,923	61	28,652	(1,873)
Total realized gain (loss) on investments
and capital gains distributions	2,524	(10)	8,071	1,147
Net unrealized appreciation (depreciation)
of investments	8,390	662	4,784	12,451
Net increase (decrease) in net assets from operations	13,837	713	41,507	11,725
Changes from principal transactions:
Premiums	49,773	3,440	61,412	8,838
Surrenders and withdrawals	(36,819)	2,236	(68,454)	(3,989)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(17,204)	(151)	(9,486)	(541)
Transfers between Divisions
(including fixed account), net	46	(7)	(24)	(11)
Increase (decrease) in net assets derived from
principal transactions	(4,204)	5,518	(16,552)	4,297
Total increase (decrease) in net assets	9,633	6,231	24,955	16,022
Net assets at December 31, 2006	629,159	41,970	649,202	98,275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,855	404	28,929	(1,171)
Total realized gain (loss) on investments
and capital gains distributions	3,259	120	4,282	6,641
Net unrealized appreciation (depreciation)
of investments	39,023	2,173	(30,644)	(2,725)

Net increase (decrease) in net assets from operations	50,137	2,697	2,567	2,745
Changes from principal transactions:
Premiums	210,870	438	42,149	10,637
Surrenders and withdrawals	83,660	3,132	(111,114)	(20,692)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(10,536)	(569)	(8,402)	(1,194)
Transfers between Divisions
(including fixed account), net	39	(9)	105	1
Increase (decrease) in net assets derived from
principal transactions	284,033	2,992	(77,262)	(11,248)
Total increase (decrease) in net assets	334,170	5,689	(74,695)	(8,503)
Net assets at December 31, 2007	$ 963,329	$ 47,659	$ 574,507	$ 89,772

The accompanying notes are an integral part of these financial statements. 108

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Capital	Price Equity
	Mid Cap Value	Appreciation	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 592,996	$ 2,239,487	$ 91,512	$ 940,116

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,410)	(21,753)	(1,364)	(7,215)
Total realized gain (loss) on investments
and capital gains distributions	5,572	186,248	8,352	59,652
Net unrealized appreciation (depreciation)
of investments	63,540	115,365	4,726	97,107
Net increase (decrease) in net assets from operations	56,702	279,860	11,714	149,544
Changes from principal transactions:
Premiums	66,523	317,506	12,711	56,442
Surrenders and withdrawals	(82,910)	(220,251)	157	(107,600)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(5,560)	(29,000)	(461)	(12,945)
Transfers between Divisions
(including fixed account), net	(89)	(79)	(26)	(69)
Increase (decrease) in net assets derived from
principal transactions	(22,036)	68,176	12,381	(64,172)
Total increase (decrease) in net assets	34,666	348,036	24,095	85,372
Net assets at December 31, 2006	627,662	2,587,523	115,607	1,025,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,046)	(9,555)	(946)	(7,686)
Total realized gain (loss) on investments
and capital gains distributions	44,941	309,725	14,745	74,008
Net unrealized appreciation (depreciation)
of investments	(13,818)	(245,301)	(11,696)	(55,478)
Net increase (decrease) in net assets from operations	19,077	54,869	2,103	10,844
Changes from principal transactions:
Premiums	70,735	353,350	1,689	65,288
Surrenders and withdrawals	(63,793)	(257,732)	(7,044)	(143,016)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(4,768)	(31,204)	(519)	(13,286)
Transfers between Divisions
(including fixed account), net	(28)	68	(25)	186
Increase (decrease) in net assets derived from
principal transactions	2,146	64,482	(5,899)	(90,828)
Total increase (decrease) in net assets	21,223	119,351	(3,796)	(79,984)
Net assets at December 31, 2007	$ 648,885	$ 2,706,874	$ 111,811	$ 945,504

The accompanying notes are an integral part of these financial statements. 109

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING T. Rowe
	Price Equity	ING Templeton	ING Templeton	ING UBS U.S.
	Income	Global Growth	Global Growth	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 31,279	$ 373,570	$ 6,468	$ 115,813

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(379)	(4,323)	(115)	(784)
Total realized gain (loss) on investments
and capital gains distributions	2,418	51,562	1,068	3,916
Net unrealized appreciation (depreciation)
of investments	3,010	25,931	347	5,580
Net increase (decrease) in net assets from operations	5,049	73,170	1,300	8,712
Changes from principal transactions:
Premiums	2,158	43,010	759	1,941
Surrenders and withdrawals	(1,885)	(16,674)	71	(20,908)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(150)	(6,891)	(120)	(1,825)
Transfers between Divisions
(including fixed account), net	(7)	(18)	1	(10)
Increase (decrease) in net assets derived from
principal transactions	116	19,427	711	(20,802)
Total increase (decrease) in net assets	5,165	92,597	2,011	(12,090)
Net assets at December 31, 2006	36,444	466,167	8,479	103,723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(418)	(4,928)	(138)	(105)
Total realized gain (loss) on investments
and capital gains distributions	2,495	27,223	488	12,041
Net unrealized appreciation (depreciation)
of investments	(1,826)	(20,872)	(368)	(11,739)
Net increase (decrease) in net assets from operations	251	1,423	(18)	197
Changes from principal transactions:
Premiums	595	54,677	383	36
Surrenders and withdrawals	(2,327)	(68,290)	(666)	(18,225)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(246)	(6,221)	(6)	(1,241)
Transfers between Divisions
(including fixed account), net	(3)	316	(3)	(11)
Increase (decrease) in net assets derived from
principal transactions	(1,981)	(19,518)	(292)	(19,441)
Total increase (decrease) in net assets	(1,730)	(18,095)	(310)	(19,244)
Net assets at December 31, 2007	$ 34,714	$ 448,072	$ 8,169	$ 84,479

The accompanying notes are an integral part of these financial statements. 110

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING UBS U.S.	Kampen Capital	Kampen Capital	Kampen Global
	Allocation	Growth	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 4,708	$ 60,887	$ 12,815	$ 213,710

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61)	(1,270)	(321)	(1,633)
Total realized gain (loss) on investments
and capital gains distributions	133	6,346	905	16,567
Net unrealized appreciation (depreciation)
of investments	341	(4,210)	(385)	28,719

Net increase (decrease) in net assets from operations	413	866	199	43,653
Changes from principal transactions:
Premiums	679	7,338	1,207	44,943
Surrenders and withdrawals	(396)	(12,388)	(672)	7,409
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(70)	(338)	(143)	(1,504)
Transfers between Divisions
(including fixed account), net	(1)	(8)	(1)	(33)
Increase (decrease) in net assets derived from
principal transactions	212	(5,396)	391	50,815
Total increase (decrease) in net assets	625	(4,530)	590	94,468
Net assets at December 31, 2006	5,333	56,357	13,405	308,178

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(1,295)	(345)	(7,821)
Total realized gain (loss) on investments
and capital gains distributions	553	6,110	1,126	32,575
Net unrealized appreciation (depreciation)
of investments	(539)	4,882	1,534	(2,719)
Net increase (decrease) in net assets from operations	(18)	9,697	2,315	22,035
Changes from principal transactions:
Premiums	(2)	1,552	121	57,919
Surrenders and withdrawals	(738)	(12,667)	(1,384)	(45,318)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(698)	-	(3,178)
Transfers between Divisions
(including fixed account), net	(1)	(8)	(2)	(5)
Increase (decrease) in net assets derived from
principal transactions	(741)	(11,821)	(1,265)	9,418
Total increase (decrease) in net assets	(759)	(2,124)	1,050	31,453
Net assets at December 31, 2007	$ 4,574	$ 54,233	$ 14,455	$ 339,631

The accompanying notes are an integral part of these financial statements. 111

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Van	ING Van
	ING Van	Kampen	Kampen
	Kampen Global	Growth and	Growth and	ING Van
	Franchise	Income	Income	Kampen Real
	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio
	Service 2 Class	Service Class	Service 2 Class	- Service Class

Net assets at January 1, 2006	$ 66,237	$ 791,655	$ 70,383	$ 683,995

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(592)	(6,091)	(1,019)	(7,896)
Total realized gain (loss) on investments
and capital gains distributions	4,789	82,064	8,700	97,862
Net unrealized appreciation (depreciation)
of investments	8,492	29,973	1,513	151,765
Net increase (decrease) in net assets from operations	12,689	105,946	9,194	241,731
Changes from principal transactions:
Premiums	10,729	44,176	5,889	118,102
Surrenders and withdrawals	(5,116)	(73,642)	(4,263)	(65,353)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(474)	(16,693)	(591)	(8,031)
Transfers between Divisions
(including fixed account), net	(19)	(57)	(18)	(42)
Increase (decrease) in net assets derived from
principal transactions	5,120	(46,216)	1,017	44,676
Total increase (decrease) in net assets	17,809	59,730	10,211	286,407
Net assets at December 31, 2006	84,046	851,385	80,594	970,402

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,153)	(3,783)	(881)	(9,042)
Total realized gain (loss) on investments
and capital gains distributions	5,461	72,861	7,511	250,976
Net unrealized appreciation (depreciation)
of investments	2,458	(61,555)	(6,569)	(393,403)
Net increase (decrease) in net assets from operations	5,766	7,523	61	(151,469)
Changes from principal transactions:
Premiums	1,827	35,284	1,121	85,266
Surrenders and withdrawals	(4,385)	(139,852)	(4,320)	(317,355)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(438)	(15,177)	(385)	(8,036)
Transfers between Divisions
(including fixed account), net	(22)	42	24	26
Increase (decrease) in net assets derived from
principal transactions	(3,018)	(119,703)	(3,560)	(240,099)
Total increase (decrease) in net assets	2,748	(112,180)	(3,499)	(391,568)
Net assets at December 31, 2007	$ 86,794	$ 739,205	$ 77,095	$ 578,834

The accompanying notes are an integral part of these financial statements. 112

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING VP Index	ING VP Index	ING Wells
	ING Van	Plus	Plus	Fargo
	Kampen Real	International	International	Disciplined
	Estate Portfolio	Equity Portfolio	Equity Portfolio	Value Portfolio
	- Service 2 Class	- Service Class	- Service 2 Class	- Service Class

Net assets at January 1, 2006	$ 28,990	$ 240	$ -	$ 277,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(443)	56	(4)	(3,468)
Total realized gain (loss) on investments
and capital gains distributions	4,119	870	23	19,094
Net unrealized appreciation (depreciation)
of investments	6,615	1,731	52	17,884
Net increase (decrease) in net assets from operations	10,291	2,657	71	33,510
Changes from principal transactions:
Premiums	4,101	10,579	403	8,393
Surrenders and withdrawals	(2,078)	19,170	215	(38,231)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(313)	(81)	-	(6,062)
Transfers between Divisions
(including fixed account), net	(10)	7	(1)	(32)
Increase (decrease) in net assets derived from
principal transactions	1,700	29,675	617	(35,932)
Total increase (decrease) in net assets	11,991	32,332	688	(2,422)
Net assets at December 31, 2006	40,981	32,572	688	275,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(558)	(963)	(23)	(2,158)
Total realized gain (loss) on investments
and capital gains distributions	6,608	4,798	72	28,889
Net unrealized appreciation (depreciation)
of investments	(13,709)	(280)	(5)	(37,758)
Net increase (decrease) in net assets from operations	(7,659)	3,555	44	(11,027)
Changes from principal transactions:
Premiums	823	9,158	40	2,680
Surrenders and withdrawals	(3,388)	(4,106)	87	(52,671)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(178)	(178)	(59)	(6,380)
Transfers between Divisions
(including fixed account), net	(10)	28	-	56

Increase (decrease) in net assets derived from
principal transactions	(2,753)	4,902	68	(56,315)
Total increase (decrease) in net assets	(10,412)	8,457	112	(67,342)
Net assets at December 31, 2007	$ 30,569	$ 41,029	$ 800	$ 207,926

The accompanying notes are an integral part of these financial statements. 113

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Wells	ING Wells	ING Wells
	Fargo	Fargo Small	Fargo Small
	Disciplined	Cap Disciplined	Cap Disciplined	ING Diversified
	Value Portfolio	Portfolio -	Portfolio -	International
	- Service 2 Class	Service Class	Service 2 Class	Fund - Class R

Net assets at January 1, 2006	$ 4,007	$ 71	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(84)	(182)	(11)	-
Total realized gain (loss) on investments
and capital gains distributions	177	662	36	-
Net unrealized appreciation (depreciation)
of investments	417	989	62	-

Net increase (decrease) in net assets from operations	510	1,469	87	-
Changes from principal transactions:
Premiums	358	7,962	220	76
Surrenders and withdrawals	(49)	15,210	1,007	-
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(90)	(97)	-	-
Transfers between Divisions
(including fixed account), net	1	(1)	(1)	-

Increase (decrease) in net assets derived from
principal transactions	220	23,074	1,226	76
Total increase (decrease) in net assets	730	24,543	1,313	76
Net assets at December 31, 2006	4,737	24,614	1,313	76

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(73)	(478)	(18)	1
Total realized gain (loss) on investments
and capital gains distributions	201	1,287	53	16
Net unrealized appreciation (depreciation)
of investments	(402)	(1,634)	(86)	20
Net increase (decrease) in net assets from operations	(274)	(825)	(51)	37
Changes from principal transactions:
Premiums	52	3,124	4	388
Surrenders and withdrawals	(362)	(12,520)	(624)	(104)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(21)	(94)	-	-
Transfers between Divisions
(including fixed account), net	-	11	(1)	1

Increase (decrease) in net assets derived from
principal transactions	(331)	(9,479)	(621)	285
Total increase (decrease) in net assets	(605)	(10,304)	(672)	322
Net assets at December 31, 2007	$ 4,132	$ 14,310	$ 641	$ 398

The accompanying notes are an integral part of these financial statements. 114

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING American			ING American
	Century Large	ING American	ING American	Century Small-
	Company Value	Century Select	Century Select	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2006	$ 681	$ 534	$ 59	$ 483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	2	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	54	3	-	33
Net unrealized appreciation (depreciation)
of investments	67	(23)	(1)	51
Net increase (decrease) in net assets from operations	116	(18)	(1)	79
Changes from principal transactions:
Premiums	131	-	116	189
Surrenders and withdrawals	(153)	(123)	-	(140)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(4)	-	-
Transfers between Divisions
(including fixed account), net	-	(1)	-	-

Increase (decrease) in net assets derived from
principal transactions	(22)	(128)	116	49
Total increase (decrease) in net assets	94	(146)	115	128
Net assets at December 31, 2006	775	388	174	611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	-	(3)
Total realized gain (loss) on investments
and capital gains distributions	84	47	15	100
Net unrealized appreciation (depreciation)
of investments	(100)	(22)	(1)	(116)
Net increase (decrease) in net assets from operations	(13)	26	14	(19)
Changes from principal transactions:
Premiums	57	-	1	170
Surrenders and withdrawals	(291)	(415)	(188)	(243)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	1	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(235)	(414)	(188)	(73)
Total increase (decrease) in net assets	(248)	(388)	(174)	(92)
Net assets at December 31, 2007	$ 527	$ -	$ -	$ 519

The accompanying notes are an integral part of these financial statements. 115

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Baron	ING Columbia		ING
	Small Cap	Small Cap	ING Davis New	Fundamental
	Growth	Value II	York Venture	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2006	$ 66,027	$ -	$ 2,221	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,424)	(522)	(930)	(3)
Total realized gain (loss) on investments
and capital gains distributions	3,145	(179)	3,611	1
Net unrealized appreciation (depreciation)
of investments	11,324	4,129	3,975	13
Net increase (decrease) in net assets from operations	12,045	3,428	6,656	11
Changes from principal transactions:
Premiums	59,917	26,262	48,301	4
Surrenders and withdrawals	10,870	41,968	35,237	337
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(946)	(144)	(319)	-
Transfers between Divisions
(including fixed account), net	(15)	(3)	16	5
Increase (decrease) in net assets derived from
principal transactions	69,826	68,083	83,235	346

Total increase (decrease) in net assets	81,871	71,511	89,891	357
Net assets at December 31, 2006	147,898	71,511	92,112	357

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,214)	(2,396)	(2,583)	1
Total realized gain (loss) on investments
and capital gains distributions	6,003	2,279	1,339	28
Net unrealized appreciation (depreciation)
of investments	2,621	(2,362)	1,618	(13)
Net increase (decrease) in net assets from operations	4,410	(2,479)	374	16
Changes from principal transactions:
Premiums	62,220	54,681	72,963	1
Surrenders and withdrawals	27,029	20,848	18,182	(373)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(913)	(496)	(767)	-
Transfers between Divisions
(including fixed account), net	(14)	33	8	(1)
Increase (decrease) in net assets derived from
principal transactions	88,322	75,066	90,386	(373)
Total increase (decrease) in net assets	92,732	72,587	90,760	(357)
Net assets at December 31, 2007	$ 240,630	$ 144,098	$ 182,872	$ -

The accompanying notes are an integral part of these financial statements. 116

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING	ING Goldman
	Fundamental	Sachs® Capital	ING JPMorgan	ING JPMorgan
	Research	Growth	International	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 772	$ 12	$ 93,077	$ 24,632

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	-	(2,588)	(419)
Total realized gain (loss) on investments
and capital gains distributions	41	-	5,411	896
Net unrealized appreciation (depreciation)
of investments	60	3	18,009	2,833
Net increase (decrease) in net assets from operations	80	3	20,832	3,310
Changes from principal transactions:
Premiums	159	29	24,190	2,131
Surrenders and withdrawals	(12)	9	14,970	(3,892)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(5)	-	(1,097)	(349)
Transfers between Divisions
(including fixed account), net	-	(1)	(11)	(3)

Increase (decrease) in net assets derived from
principal transactions	142	37	38,052	(2,113)
Total increase (decrease) in net assets	222	40	58,884	1,197
Net assets at December 31, 2006	994	52	151,961	25,829

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	1	(830)	(292)
Total realized gain (loss) on investments
and capital gains distributions	109	4	14,517	2,445
Net unrealized appreciation (depreciation)
of investments	(81)	(4)	(2,554)	(1,909)
Net increase (decrease) in net assets from operations	21	1	11,133	244
Changes from principal transactions:
Premiums	13	-	27,041	2,603
Surrenders and withdrawals	(1,021)	(53)	(9,472)	(5,089)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(8)	-	(1,271)	(419)
Transfers between Divisions
(including fixed account), net	1	-	(16)	(3)

Increase (decrease) in net assets derived from
principal transactions	(1,015)	(53)	16,282	(2,908)
Total increase (decrease) in net assets	(994)	(52)	27,415	(2,664)
Net assets at December 31, 2007	$ -	$ -	$ 179,376	$ 23,165

The accompanying notes are an integral part of these financial statements. 117

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Legg
	Mason Partners	ING Neuberger	ING Neuberger
	Aggressive	Berman	Berman	ING OpCap
	Growth	Partners	Regency	Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 154,616	$ -	$ -	$ 995

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,809)	(193)	(12)	1
Total realized gain (loss) on investments
and capital gains distributions	3,513	164	26	72
Net unrealized appreciation (depreciation)
of investments	11,976	(1,075)	168	9
Net increase (decrease) in net assets from operations	11,680	(1,104)	182	82
Changes from principal transactions:
Premiums	21,365	1,658	1,591	221
Surrenders and withdrawals	(19,537)	174,461	1,341	(567)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,297)	(214)	-	-
Transfers between Divisions
(including fixed account), net	18	(1)	(2)	-

Increase (decrease) in net assets derived from
principal transactions	549	175,904	2,930	(346)
Total increase (decrease) in net assets	12,229	174,800	3,112	(264)
Net assets at December 31, 2006	166,845	174,800	3,112	731

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,875)	(2,783)	(111)	2
Total realized gain (loss) on investments
and capital gains distributions	6,867	8,632	582	105
Net unrealized appreciation (depreciation)
of investments	(9,689)	4,985	(905)	(135)
Net increase (decrease) in net assets from operations	(6,697)	10,834	(434)	(28)
Changes from principal transactions:
Premiums	12,492	777	5,334	194
Surrenders and withdrawals	(18,991)	(32,997)	4,922	(273)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,454)	(4,557)	(54)	-
Transfers between Divisions
(including fixed account), net	4	26	2	-

Increase (decrease) in net assets derived from
principal transactions	(7,949)	(36,751)	10,204	(79)
Total increase (decrease) in net assets	(14,646)	(25,917)	9,770	(107)
Net assets at December 31, 2007	$ 152,199	$ 148,883	$ 12,882	$ 624

The accompanying notes are an integral part of these financial statements. 118

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING
			Oppenheimer
	ING	ING	Strategic	ING PIMCO
	Oppenheimer	Oppenheimer	Income	Total Return
	Global Portfolio	Global Portfolio	Portfolio -	Portfolio -
	- Initial Class	- Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 18,307	$ 32,615	$ 3,093	$ 2,776

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(218)	(1,443)	(29)	23
Total realized gain (loss) on investments
and capital gains distributions	867	775	17	14
Net unrealized appreciation (depreciation)
of investments	1,950	11,458	277	47
Net increase (decrease) in net assets from operations	2,599	10,790	265	84
Changes from principal transactions:
Premiums	9	45,480	1,086	735
Surrenders and withdrawals	(3,905)	20,096	(279)	(617)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(74)	(274)	-	6
Transfers between Divisions
(including fixed account), net	(2)	91	-	(2)

Increase (decrease) in net assets derived from
principal transactions	(3,972)	65,393	807	122
Total increase (decrease) in net assets	(1,373)	76,183	1,072	206
Net assets at December 31, 2006	16,934	108,798	4,165	2,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(1,436)	249	90
Total realized gain (loss) on investments
and capital gains distributions	1,747	8,180	37	20
Net unrealized appreciation (depreciation)
of investments	(842)	(2,887)	208	207
Net increase (decrease) in net assets from operations	858	3,857	494	317
Changes from principal transactions:
Premiums	3	43,187	3,358	1,184
Surrenders and withdrawals	(3,488)	5,573	2,046	262
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(1,381)	(17)	(1)
Transfers between Divisions
(including fixed account), net	-	2	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(3,485)	47,381	5,386	1,445
Total increase (decrease) in net assets	(2,627)	51,238	5,880	1,762
Net assets at December 31, 2007	$ 14,307	$ 160,036	$ 10,045	$ 4,744

The accompanying notes are an integral part of these financial statements. 119

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 363	$ 47	$ 19	$ 5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(5)	(6)	(1)
Total realized gain (loss) on investments
and capital gains distributions	21	2	(6)	-
Net unrealized appreciation (depreciation)
of investments	157	93	116	18
Net increase (decrease) in net assets from operations	165	90	104	17
Changes from principal transactions:
Premiums	2,682	1,949	1,471	268
Surrenders and withdrawals	51	442	(10)	21
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	(1)	(1)	1
Increase (decrease) in net assets derived from
principal transactions	2,734	2,390	1,460	290
Total increase (decrease) in net assets	2,899	2,480	1,564	307
Net assets at December 31, 2006	3,262	2,527	1,583	312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(41)	(39)	(6)
Total realized gain (loss) on investments
and capital gains distributions	110	94	243	40
Net unrealized appreciation (depreciation)
of investments	27	32	(86)	(11)
Net increase (decrease) in net assets from operations	90	85	118	23
Changes from principal transactions:
Premiums	6,126	4,078	7,364	682
Surrenders and withdrawals	(188)	(182)	(1,312)	118
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	5,938	3,896	6,052	800
Total increase (decrease) in net assets	6,028	3,981	6,170	823
Net assets at December 31, 2007	$ 9,290	$ 6,508	$ 7,753	$ 1,135

The accompanying notes are an integral part of these financial statements. 120

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING T. Rowe
		Price
	ING Solution	Diversified Mid	ING T. Rowe	ING Templeton
	Income	Cap Growth	Price Growth	Foreign Equity
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2006	$ -	$ 729	$ 3,308	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(14)	(32)	104
Total realized gain (loss) on investments
and capital gains distributions	3	60	197	43
Net unrealized appreciation (depreciation)
of investments	25	64	255	1,998
Net increase (decrease) in net assets from operations	26	110	420	2,145
Changes from principal transactions:
Premiums	689	1,233	1,400	9,871
Surrenders and withdrawals	(149)	(42)	(839)	13,206
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	(1)	4

Increase (decrease) in net assets derived from
principal transactions	540	1,191	560	23,081
Total increase (decrease) in net assets	566	1,301	980	25,226
Net assets at December 31, 2006	566	2,030	4,288	25,226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(27)	(237)	(626)
Total realized gain (loss) on investments
and capital gains distributions	13	322	1,461	5,650
Net unrealized appreciation (depreciation)
of investments	76	(52)	(982)	160
Net increase (decrease) in net assets from operations	81	243	242	5,184
Changes from principal transactions:
Premiums	3,530	1,353	12,298	40,646
Surrenders and withdrawals	481	(399)	18,993	39,975
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(11)	-	(477)
Transfers between Divisions
(including fixed account), net	(1)	(1)	2	25
Increase (decrease) in net assets derived from
principal transactions	4,010	942	31,293	80,169
Total increase (decrease) in net assets	4,091	1,185	31,535	85,353
Net assets at December 31, 2007	$ 4,657	$ 3,215	$ 35,823	$ 110,579

The accompanying notes are an integral part of these financial statements. 121

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING UBS U.S.
			ING UBS U.S.	Small Cap
	ING Thornburg	ING Thornburg	Large Cap	Growth
	Value Portfolio	Value Portfolio	Equity Portfolio	Portfolio -
	- Initial Class	- Service Class	- Service Class	Service Class

Net assets at January 1, 2006	$ 3,383	$ 277	$ 7,228	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(29)	(164)	(19)
Total realized gain (loss) on investments
and capital gains distributions	129	220	741	106
Net unrealized appreciation (depreciation)
of investments	356	175	1,313	(79)
Net increase (decrease) in net assets from operations	443	366	1,890	8
Changes from principal transactions:
Premiums	6	1,554	4,189	1,080
Surrenders and withdrawals	(495)	4,596	9,437	3,916
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(13)	-	(132)	-
Transfers between Divisions
(including fixed account), net	-	1	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(502)	6,151	13,493	4,996
Total increase (decrease) in net assets	(59)	6,517	15,383	5,004
Net assets at December 31, 2006	3,324	6,794	22,611	5,004

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	(275)	(293)	(104)
Total realized gain (loss) on investments
and capital gains distributions	304	1,028	1,645	364
Net unrealized appreciation (depreciation)
of investments	(91)	214	(1,277)	(103)
Net increase (decrease) in net assets from operations	175	967	75	157
Changes from principal transactions:
Premiums	7	3,704	1,885	777
Surrenders and withdrawals	(861)	2,060	(10,390)	(3,351)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(11)	(63)	(77)	(33)
Transfers between Divisions
(including fixed account), net	(1)	(2)	-	2

Increase (decrease) in net assets derived from
principal transactions	(866)	5,699	(8,582)	(2,605)
Total increase (decrease) in net assets	(691)	6,666	(8,507)	(2,448)
Net assets at December 31, 2007	$ 2,633	$ 13,460	$ 14,104	$ 2,556

The accompanying notes are an integral part of these financial statements. 122

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING VP
	ING Van	ING Van	ING Van	Strategic
	Kampen	Kampen Equity Kampen Equity		Allocation
	Comstock	and Income	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio - Class
	Service Class	Initial Class	Service Class	S

Net assets at January 1, 2006	$ 168,923	$ 4,151	$ 34,098	$ 118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,943)	(183)	147	-
Total realized gain (loss) on investments
and capital gains distributions	14,132	205	2,479	11
Net unrealized appreciation (depreciation)
of investments	13,498	189	2,922	25
Net increase (decrease) in net assets from operations	24,687	211	5,548	36
Changes from principal transactions:
Premiums	34,263	(2,100)	20,490	(530)
Surrenders and withdrawals	(7,353)	2,024	1,271	1,091
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,196)	(361)	(10)	-
Transfers between Divisions
(including fixed account), net	-	(12)	-	2

Increase (decrease) in net assets derived from
principal transactions	25,714	(449)	21,751	563
Total increase (decrease) in net assets	50,401	(238)	27,299	599
Net assets at December 31, 2006	219,324	3,913	61,397	717

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,449)	(211)	413	2
Total realized gain (loss) on investments
and capital gains distributions	11,466	174	2,687	24
Net unrealized appreciation (depreciation)
of investments	(19,509)	(133)	(2,862)	4
Net increase (decrease) in net assets from operations	(10,492)	(170)	238	30
Changes from principal transactions:
Premiums	25,028	(22,891)	56,424	2,270
Surrenders and withdrawals	(9,958)	23,083	(15,742)	(1,569)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,918)	(402)	(205)	(3)
Transfers between Divisions
(including fixed account), net	-	9	1	-

Increase (decrease) in net assets derived from
principal transactions	13,152	(201)	40,478	698
Total increase (decrease) in net assets	2,660	(371)	40,716	728
Net assets at December 31, 2007	$ 221,984	$ 3,542	$ 102,113	$ 1,445

The accompanying notes are an integral part of these financial statements. 123

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP
	Allocation	Allocation	Growth and	ING VP Growth
	Growth	Moderate	Income	and Income
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	S	I	S

Net assets at January 1, 2006	$ 29	$ 362	$ -	$ 2,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	15
Total realized gain (loss) on investments
and capital gains distributions	3	21	-	161
Net unrealized appreciation (depreciation)
of investments	20	29	-	271

Net increase (decrease) in net assets from operations	22	50	-	447
Changes from principal transactions:
Premiums	257	445	-	2,450
Surrenders and withdrawals	-	(164)	-	(571)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	1

Increase (decrease) in net assets derived from
principal transactions	257	281	-	1,880

Total increase (decrease) in net assets	279	331	-	2,327

Net assets at December 31, 2006	308	693	-	4,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	7	2	42
Total realized gain (loss) on investments
and capital gains distributions	22	35	-	213
Net unrealized appreciation (depreciation)
of investments	(17)	(12)	-	43

Net increase (decrease) in net assets from operations	7	30	2	298
Changes from principal transactions:
Premiums	139	161	-	2,396
Surrenders and withdrawals	-	(23)	148	(30)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	1	-	(2)

Increase (decrease) in net assets derived from
principal transactions	140	139	148	2,364
Total increase (decrease) in net assets	147	169	150	2,662
Net assets at December 31, 2007	$ 455	$ 862	$ 150	$ 7,420

The accompanying notes are an integral part of these financial statements. 124

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 1	Series 2	Series 3	Series 4

Net assets at January 1, 2006	$ 128,220	$ 90,928	$ 95,457	$ 60,557

Increase (decrease) in net assets
Operations:
Net investment income (loss)	372	484	270	262
Total realized gain (loss) on investments
and capital gains distributions	2,269	865	251	1,513
Net unrealized appreciation (depreciation)
of investments	2,548	1,727	2,440	967

Net increase (decrease) in net assets from operations	5,189	3,076	2,961	2,742
Changes from principal transactions:
Premiums	(59)	(167)	(204)	(21)
Surrenders and withdrawals	(39,471)	(27,912)	(29,104)	(12,291)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(2,501)	(1,364)	(688)	(1,024)
Transfers between Divisions
(including fixed account), net	(2)	(2)	(2)	(2)
Increase (decrease) in net assets derived from
principal transactions	(42,033)	(29,445)	(29,998)	(13,338)
Total increase (decrease) in net assets	(36,844)	(26,369)	(27,037)	(10,596)
Net assets at December 31, 2006	91,376	64,559	68,420	49,961

Increase (decrease) in net assets
Operations:
Net investment income (loss)	251	416	187	304
Total realized gain (loss) on investments
and capital gains distributions	2,435	1,005	984	2,119
Net unrealized appreciation (depreciation)
of investments	(1,124)	(14)	401	(1,606)
Net increase (decrease) in net assets from operations	1,562	1,407	1,572	817
Changes from principal transactions:
Premiums	(106)	(34)	93	(30)
Surrenders and withdrawals	(18,269)	(13,858)	(20,242)	(13,747)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,109)	(541)	(462)	(1,141)
Transfers between Divisions
(including fixed account), net	(2)	(3)	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(19,486)	(14,436)	(20,612)	(14,918)
Total increase (decrease) in net assets	(17,924)	(13,029)	(19,040)	(14,101)
Net assets at December 31, 2007	$ 73,452	$ 51,530	$ 49,380	$ 35,860

The accompanying notes are an integral part of these financial statements. 125

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8

Net assets at January 1, 2006	$ 37,081	$ 42,244	$ 36,810	$ 15,156

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(71)	66	11	(22)
Total realized gain (loss) on investments
and capital gains distributions	1,919	883	558	262
Net unrealized appreciation (depreciation)
of investments	669	1,568	1,342	723
Net increase (decrease) in net assets from operations	2,517	2,517	1,911	963
Changes from principal transactions:
Premiums	48	(25)	(31)	-
Surrenders and withdrawals	(10,780)	(14,010)	(15,456)	(5,159)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(200)	(311)	(341)	(50)
Transfers between Divisions
(including fixed account), net	(2)	(3)	(2)	(1)
Increase (decrease) in net assets derived from
principal transactions	(10,934)	(14,349)	(15,830)	(5,210)
Total increase (decrease) in net assets	(8,417)	(11,832)	(13,919)	(4,247)
Net assets at December 31, 2006	28,664	30,412	22,891	10,909

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(140)	47	52	16
Total realized gain (loss) on investments
and capital gains distributions	1,708	2,009	1,349	577
Net unrealized appreciation (depreciation)
of investments	(1,500)	(1,723)	(1,071)	(422)
Net increase (decrease) in net assets from operations	68	333	330	171
Changes from principal transactions:
Premiums	(20)	(34)	(22)	(3)
Surrenders and withdrawals	(5,081)	(5,650)	(6,709)	(1,097)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(322)	(113)	(279)	(27)
Transfers between Divisions
(including fixed account), net	1	(1)	(1)	2
Increase (decrease) in net assets derived from
principal transactions	(5,422)	(5,798)	(7,011)	(1,125)
Total increase (decrease) in net assets	(5,354)	(5,465)	(6,681)	(954)
Net assets at December 31, 2007	$ 23,310	$ 24,947	$ 16,210	$ 9,955

The accompanying notes are an integral part of these financial statements. 126

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 9	Series 10	Series 11	Series 12

Net assets at January 1, 2006	$ 16,493	$ 12,504	$ 1,482	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(102)	(160)	(249)	(75)
Total realized gain (loss) on investments
and capital gains distributions	333	129	216	57
Net unrealized appreciation (depreciation)
of investments	792	721	725	533
Net increase (decrease) in net assets from operations	1,023	690	692	515
Changes from principal transactions:
Premiums	(3)	(11)	35	(6)
Surrenders and withdrawals	(7,383)	(4,339)	8,923	4,226
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(28)	(229)	-	-
Transfers between Divisions
(including fixed account), net	(1)	(1)	21	33
Increase (decrease) in net assets derived from
principal transactions	(7,415)	(4,580)	8,979	4,253
Total increase (decrease) in net assets	(6,392)	(3,890)	9,671	4,768
Net assets at December 31, 2006	10,101	8,614	11,153	4,768

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	(37)	94	(47)
Total realized gain (loss) on investments
and capital gains distributions	490	399	367	225
Net unrealized appreciation (depreciation)
of investments	(329)	(241)	(446)	(135)
Net increase (decrease) in net assets from operations	192	121	15	43
Changes from principal transactions:
Premiums	(27)	(4)	(11)	(9)
Surrenders and withdrawals	(2,701)	(2,638)	(2,201)	(788)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(44)	-	(130)	-
Transfers between Divisions
(including fixed account), net	-	2	1	-

Increase (decrease) in net assets derived from
principal transactions	(2,772)	(2,640)	(2,341)	(797)
Total increase (decrease) in net assets	(2,580)	(2,519)	(2,326)	(754)
Net assets at December 31, 2007	$ 7,521	$ 6,095	$ 8,827	$ 4,014

The accompanying notes are an integral part of these financial statements. 127

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING VP Global
				Science and
	ING GET U.S.	ING GET U.S.	ING VP Global	Technology
	Core Portfolio -	Core Portfolio -	Equity Dividend	Portfolio - Class
	Series 13	Series 14	Portfolio	S

Net assets at January 1, 2006	$ -	$ -	$ 60,143	$ 78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(92)	-	963	(5)
Total realized gain (loss) on investments
and capital gains distributions	32	-	4,675	6
Net unrealized appreciation (depreciation)
of investments	(171)	-	7,614	3

Net increase (decrease) in net assets from operations	(231)	-	13,252	4
Changes from principal transactions:
Premiums	(2)	-	2,008	340
Surrenders and withdrawals	53,403	-	(13,229)	128
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(73)	-	(421)	-
Transfers between Divisions
(including fixed account), net	20	-	(13)	-

Increase (decrease) in net assets derived from
principal transactions	53,348	-	(11,655)	468

Total increase (decrease) in net assets	53,117	-	1,597	472

Net assets at December 31, 2006	53,117	-	61,740	550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(700)	(1,429)	1,276	(9)
Total realized gain (loss) on investments
and capital gains distributions	558	296	9,954	16
Net unrealized appreciation (depreciation)
of investments	1,491	1,936	(10,566)	92
Net increase (decrease) in net assets from operations	1,349	803	664	99
Changes from principal transactions:
Premiums	(64)	(122)	43	502
Surrenders and withdrawals	(17,983)	88,509	(11,391)	(10)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(226)	(711)	(428)	-
Transfers between Divisions
(including fixed account), net	-	7	(5)	(1)

Increase (decrease) in net assets derived from
principal transactions	(18,273)	87,683	(11,781)	491
Total increase (decrease) in net assets	(16,924)	88,486	(11,117)	590
Net assets at December 31, 2007	$ 36,193	$ 88,486	$ 50,623	$ 1,140

The accompanying notes are an integral part of these financial statements. 128

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING VP Index	ING VP Index	ING VP Index
	ING VP Growth	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	S	S	S

Net assets at January 1, 2006	$ 285	$ 173,748	$ 177,634	$ 144,771

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2,282)	(3,367)	(3,327)
Total realized gain (loss) on investments
and capital gains distributions	18	5,948	17,725	11,947
Net unrealized appreciation (depreciation)
of investments	(11)	17,530	(1,785)	8,014
Net increase (decrease) in net assets from operations	5	21,196	12,573	16,634
Changes from principal transactions:
Premiums	28	34,196	48,352	45,063
Surrenders and withdrawals	(44)	(22,112)	(15,552)	(7,218)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(2,327)	(2,297)	(1,794)
Transfers between Divisions
(including fixed account), net	(1)	(13)	(18)	(6)
Increase (decrease) in net assets derived from
principal transactions	(17)	9,744	30,485	36,045
Total increase (decrease) in net assets	(12)	30,940	43,058	52,679
Net assets at December 31, 2006	273	204,688	220,692	197,450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3,193)	(3,892)	(3,888)
Total realized gain (loss) on investments
and capital gains distributions	21	13,187	23,058	23,486
Net unrealized appreciation (depreciation)
of investments	29	(4,826)	(13,818)	(35,463)
Net increase (decrease) in net assets from operations	48	5,168	5,348	(15,865)
Changes from principal transactions:
Premiums	58	24,433	36,194	26,470
Surrenders and withdrawals	250	71,011	(27,593)	(34,911)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(2,104)	(1,778)	(1,297)
Transfers between Divisions
(including fixed account), net	-	-	(10)	(14)

Increase (decrease) in net assets derived from
principal transactions	308	93,340	6,813	(9,752)
Total increase (decrease) in net assets	356	98,508	12,161	(25,617)
Net assets at December 31, 2007	$ 629	$ 303,196	$ 232,853	$ 171,833

The accompanying notes are an integral part of these financial statements. 129

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING VP
	ING VP	ING VP Small	ING VP Value	Financial
	International	Company	Opportunity	Services
	Equity Portfolio	Portfolio - Class	Portfolio - Class	Portfolio - Class
	- Class S	S	S	S

Net assets at January 1, 2006	$ 353	$ 1,294	$ 28,537	$ 75,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(13)	(152)	(818)
Total realized gain (loss) on investments
and capital gains distributions	39	286	613	2,805
Net unrealized appreciation (depreciation)
of investments	69	(57)	2,987	9,020
Net increase (decrease) in net assets from operations	108	216	3,448	11,007
Changes from principal transactions:
Premiums	379	823	205	9,048
Surrenders and withdrawals	17	(181)	(4,910)	(2,823)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	(245)	(461)
Transfers between Divisions
(including fixed account), net	-	(1)	(6)	(12)

Increase (decrease) in net assets derived from
principal transactions	396	641	(4,956)	5,752
Total increase (decrease) in net assets	504	857	(1,508)	16,759
Net assets at December 31, 2006	857	2,151	27,029	92,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	(27)	(146)	(670)
Total realized gain (loss) on investments
and capital gains distributions	135	389	735	8,794
Net unrealized appreciation (depreciation)
of investments	(119)	(286)	(334)	(19,968)
Net increase (decrease) in net assets from operations	45	76	255	(11,844)
Changes from principal transactions:
Premiums	804	951	490	7,734
Surrenders and withdrawals	(1,707)	(354)	(4,755)	(17,581)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(21)	(76)	(499)
Transfers between Divisions
(including fixed account), net	1	-	(2)	(61)

Increase (decrease) in net assets derived from
principal transactions	(902)	576	(4,343)	(10,407)
Total increase (decrease) in net assets	(857)	652	(4,088)	(22,251)
Net assets at December 31, 2007	$ -	$ 2,803	$ 22,941	$ 70,488

The accompanying notes are an integral part of these financial statements. 130

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap		SmallCap
	International	Opportunities	ING VP Real	Opportunities
	Value Portfolio	Portfolio - Class	Estate Portfolio	Portfolio - Class
	- Class S	S	- Class S	S

Net assets at January 1, 2006	$ 2,846	$ 31,259	$ 628	$ 112,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	50	(647)	34	(2,703)
Total realized gain (loss) on investments
and capital gains distributions	445	1,446	120	9,359
Net unrealized appreciation (depreciation)
of investments	568	772	581	3,638
Net increase (decrease) in net assets from operations	1,063	1,571	735	10,294
Changes from principal transactions:
Premiums	2,484	224	4,724	11,840
Surrenders and withdrawals	552	(6,882)	11	(16,648)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1)	(232)	-	(1,235)
Transfers between Divisions
(including fixed account), net	1	(5)	1	(14)
Increase (decrease) in net assets derived from
principal transactions	3,036	(6,895)	4,736	(6,057)
Total increase (decrease) in net assets	4,099	(5,324)	5,471	4,237
Net assets at December 31, 2006	6,945	25,935	6,099	116,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(575)	146	(2,581)
Total realized gain (loss) on investments
and capital gains distributions	1,910	1,752	555	13,167
Net unrealized appreciation (depreciation)
of investments	(904)	4,194	(2,423)	(1,917)
Net increase (decrease) in net assets from operations	1,050	5,371	(1,722)	8,669
Changes from principal transactions:
Premiums	5,756	621	3,244	1,819
Surrenders and withdrawals	(541)	(5,107)	105	(25,813)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(27)	(406)	-	(1,048)
Transfers between Divisions
(including fixed account), net	-	(2)	2	11

Increase (decrease) in net assets derived from
principal transactions	5,188	(4,894)	3,351	(25,031)
Total increase (decrease) in net assets	6,238	477	1,629	(16,362)
Net assets at December 31, 2007	$ 13,183	$ 26,412	$ 7,728	$ 100,307

The accompanying notes are an integral part of these financial statements. 131

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			Legg Mason
			Partners
			Variable	Legg Mason
	ING VP	ING VP	International	Partners
	Balanced	Intermediate	All Cap	Variable
	Portfolio - Class	Bond Portfolio -	Opportunity	Investors
	S	Class S	Portfolio	Portfolio

Net assets at January 1, 2006	$ 3,170	$ 300,774	$ 144	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	14,375	1	-
Total realized gain (loss) on investments
and capital gains distributions	213	(3,956)	(1)	-
Net unrealized appreciation (depreciation)
of investments	397	(1,188)	31	-

Net increase (decrease) in net assets from operations	574	9,231	31	-
Changes from principal transactions:
Premiums	1,188	277,678	4	-
Surrenders and withdrawals	5,522	32,990	(46)	-
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(84)	(4,630)	-	-
Transfers between Divisions
(including fixed account), net	(9)	(11)	3	-

Increase (decrease) in net assets derived from
principal transactions	6,617	306,027	(39)	-

Total increase (decrease) in net assets	7,191	315,258	(8)	-

Net assets at December 31, 2006	10,361	616,032	136	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	104	19,091	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	507	(1,995)	43	5
Net unrealized appreciation (depreciation)
of investments	(233)	12,314	(36)	(9)
Net increase (decrease) in net assets from operations	378	29,410	6	(4)
Changes from principal transactions:
Premiums	1,512	409,576	1	-
Surrenders and withdrawals	(2,289)	19,708	(29)	173
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(60)	(6,608)	(9)	-
Transfers between Divisions
(including fixed account), net	(1)	43	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(838)	422,719	(38)	173
Total increase (decrease) in net assets	(460)	452,129	(32)	169
Net assets at December 31, 2007	$ 9,901	$ 1,068,161	$ 104	$ 169

The accompanying notes are an integral part of these financial statements. 132

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Legg Mason	Legg Mason	Legg Mason	Oppenheimer
	Partners	Partners	Partners	Main Street
	Variable Large	Variable High	Variable Money	Small Cap
	Cap Value	Income	Market	Fund®/VA -
	Portfolio	Portfolio	Portfolio	Service Class

Net assets at January 1, 2006	$ 302	$ 185	$ 24	$ 91

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	8	(1)	(4)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	10
Net unrealized appreciation (depreciation)
of investments	43	7	-	45

Net increase (decrease) in net assets from operations	42	15	(1)	51
Changes from principal transactions:
Premiums	8	-	-	434
Surrenders and withdrawals	(101)	(62)	-	246
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	4	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(89)	(62)	-	680

Total increase (decrease) in net assets	(47)	(47)	(1)	731
Net assets at December 31, 2006	255	138	23	822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	8	(32)	(12)
Total realized gain (loss) on investments
and capital gains distributions	62	4	-	45
Net unrealized appreciation (depreciation)
of investments	(49)	(13)	-	(100)

Net increase (decrease) in net assets from operations	13	(1)	(32)	(67)
Changes from principal transactions:
Premiums	1	-	-	526
Surrenders and withdrawals	(270)	(27)	174	42
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	-	1	-

Increase (decrease) in net assets derived from
principal transactions	(268)	(27)	175	568
Total increase (decrease) in net assets	(255)	(28)	143	501
Net assets at December 31, 2007	$ -	$ 110	$ 166	$ 1,323

The accompanying notes are an integral part of these financial statements. 133

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	PIMCO Real	Pioneer Equity	Pioneer Small
	Return Portfolio	Income VCT	Cap Value VCT
	- Administrative	Portfolio - Class	Portfolio - Class	ProFund VP
	Class	II	II	Bull

Net assets at January 1, 2006	$ 352	$ 3,429	$ -	$ 74,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	87	(69)	(1,075)
Total realized gain (loss) on investments
and capital gains distributions	29	190	199	5,768
Net unrealized appreciation (depreciation)
of investments	(57)	778	341	1,234
Net increase (decrease) in net assets from operations	2	1,055	471	5,927
Changes from principal transactions:
Premiums	1,039	3,840	6	1,619
Surrenders and withdrawals	(92)	231	6,382	(23,315)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	2	(95)	(944)
Transfers between Divisions
(including fixed account), net	-	(1)	1	-

Increase (decrease) in net assets derived from
principal transactions	947	4,072	6,294	(22,640)
Total increase (decrease) in net assets	949	5,127	6,765	(16,713)
Net assets at December 31, 2006	1,301	8,556	6,765	57,596

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	184	(73)	(733)
Total realized gain (loss) on investments
and capital gains distributions	(20)	769	1,215	3,588
Net unrealized appreciation (depreciation)
of investments	127	(1,434)	(1,600)	(1,667)
Net increase (decrease) in net assets from operations	168	(481)	(458)	1,188
Changes from principal transactions:
Premiums	810	8,823	3	602
Surrenders and withdrawals	151	(472)	(1,330)	(28,961)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(89)	(103)	(362)
Transfers between Divisions
(including fixed account), net	-	1	(4)	(1)

Increase (decrease) in net assets derived from
principal transactions	961	8,263	(1,434)	(28,722)
Total increase (decrease) in net assets	1,129	7,782	(1,892)	(27,534)
Net assets at December 31, 2007	$ 2,430	$ 16,338	$ 4,873	$ 30,062

The accompanying notes are an integral part of these financial statements. 134

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				Wells Fargo
		ProFund VP		Advantage
	ProFund VP	Rising Rates	ProFund VP	Asset Allocation
	Europe 30	Opportunity	Small-Cap	Fund

Net assets at January 1, 2006	$ 37,372	$ 50,608	$ 116,460	$ 3,308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(636)	(277)	(2,465)	(5)
Total realized gain (loss) on investments
and capital gains distributions	2,120	4,204	7,717	68
Net unrealized appreciation (depreciation)
of investments	3,139	(80)	7,390	235
Net increase (decrease) in net assets from operations	4,623	3,847	12,642	298
Changes from principal transactions:
Premiums	1,399	4,956	7,281	220
Surrenders and withdrawals	(13,079)	(11,174)	(28,631)	(382)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(362)	(627)	(1,324)	(23)
Transfers between Divisions
(including fixed account), net	(4)	(4)	17	1
Increase (decrease) in net assets derived from
principal transactions	(12,046)	(6,849)	(22,657)	(184)
Total increase (decrease) in net assets	(7,423)	(3,002)	(10,015)	114
Net assets at December 31, 2006	29,949	47,606	106,445	3,422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	1,203	(1,326)	(7)
Total realized gain (loss) on investments
and capital gains distributions	2,536	71	13,519	118
Net unrealized appreciation (depreciation)
of investments	796	(3,446)	(14,654)	53
Net increase (decrease) in net assets from operations	3,265	(2,172)	(2,461)	164
Changes from principal transactions:
Premiums	24	911	1,265	-
Surrenders and withdrawals	(9,613)	(15,742)	(39,646)	(305)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(204)	(368)	(802)	-
Transfers between Divisions
(including fixed account), net	-	(5)	(11)	1

Increase (decrease) in net assets derived from
principal transactions	(9,793)	(15,204)	(39,194)	(304)
Total increase (decrease) in net assets	(6,528)	(17,376)	(41,655)	(140)
Net assets at December 31, 2007	$ 23,421	$ 30,230	$ 64,790	$ 3,282

The accompanying notes are an integral part of these financial statements. 135

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage
	C&B Large Cap	Equity Income	Large Company	Money Market
	Value Fund	Fund	Growth Fund	Fund

Net assets at January 1, 2006	$ 568	$ 1,007	$ 3,109	$ 784

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(9)	(75)	12
Total realized gain (loss) on investments
and capital gains distributions	24	17	17	-
Net unrealized appreciation (depreciation)
of investments	80	144	39	-

Net increase (decrease) in net assets from operations	98	152	(19)	12
Changes from principal transactions:
Premiums	16	19	17	1,340
Surrenders and withdrawals	(123)	(72)	(208)	(1,821)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	(22)	-
Transfers between Divisions
(including fixed account), net	1	(1)	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	(106)	(54)	(214)	(482)
Total increase (decrease) in net assets	(8)	98	(233)	(470)
Net assets at December 31, 2006	560	1,105	2,876	314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(10)	(71)	3
Total realized gain (loss) on investments
and capital gains distributions	15	103	65	-
Net unrealized appreciation (depreciation)
of investments	(25)	(87)	143	-

Net increase (decrease) in net assets from operations	(17)	6	137	3
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and withdrawals	(47)	(106)	(284)	(190)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(6)	-	(47)	-
Transfers between Divisions
(including fixed account), net	(1)	(1)	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(54)	(107)	(332)	(190)
Total increase (decrease) in net assets	(71)	(101)	(195)	(187)
Net assets at December 31, 2007	$ 489	$ 1,004	$ 2,681	$ 127

The accompanying notes are an integral part of these financial statements. 136

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	Wells Fargo	Wells Fargo
	Advantage	Advantage
	Small Cap	Total Return
	Growth Fund	Bond Fund

Net assets at January 1, 2006	$ 782	$ 1,392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	30
Total realized gain (loss) on investments
and capital gains distributions	31	(5)
Net unrealized appreciation (depreciation)
of investments	142	(4)

Net increase (decrease) in net assets from operations	153	21
Changes from principal transactions:
Premiums	2	50
Surrenders and withdrawals	(27)	(66)
Cost of insurance and administrative charges	-	-
Benefit payments	-	(19)
Transfers between Divisions
(including fixed account), net	-	(2)

Increase (decrease) in net assets derived from
principal transactions	(25)	(37)

Total increase (decrease) in net assets	128	(16)

Net assets at December 31, 2006	910	1,376

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	30
Total realized gain (loss) on investments
and capital gains distributions	180	(4)
Net unrealized appreciation (depreciation)
of investments	(66)	23

Net increase (decrease) in net assets from operations	92	49
Changes from principal transactions:
Premiums	-	-
Surrenders and withdrawals	(117)	(111)
Cost of insurance and administrative charges	-	-
Benefit payments	-	-
Transfers between Divisions
(including fixed account), net	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(118)	(111)

Total increase (decrease) in net assets	(26)	(62)

Net assets at December 31, 2007	$ 884	$ 1,314

The accompanying notes are an integral part of these financial statements.

137

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) was
established by ING USA Annuity and Life Insurance Company (“ING USA” or the
“Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect, wholly owned subsidiary of ING America Insurance Holdings,
Inc. (“ING AIH”) an insurance holding company domiciled in the State of Delaware.
ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

During 2007, the Account had ING Architect Contracts, ING GoldenSelect Contracts,
ING SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Contracts, and
Wells Fargo ING Contracts (collectively, the “Contracts”). ING GoldenSelect Contracts sold by ING USA during 2007 included Access, Access One, DVA, DVA Plus, Premium
Plus, ESII, Landmark, Legends, Generations, and Opportunities Contracts. ING
SmartDesign Contracts included Variable Annuity, Advantage, Simplicity, and Signature
Contracts. Wells Fargo ING Contracts included Wells Fargo ING Opportunities and
Wells Fargo ING Landmark Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued
registering DVA Series 100, Granite PrimElite and Value Contracts for sale to the public as of May 1, 2003.

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective
December 31, 1994.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

138

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

At December 31, 2007, the Account had 189 investment divisions (the “Divisions”), 28 of which invest in independently managed mutual fund portfolios and 161 of which invest in mutual fund portfolios managed by affiliates, either Directed Services LLC
(“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”).
Investment Divisions at December 31, 2007 and related Trusts are as follows:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series -
Class A
Columbia Federal Securities Fund, Variable Series -
Class A
Columbia Large Cap Growth Fund, Variable Series -
Class A
Columbia Small Cap Value Fund, Variable Series -
Class B
Columbia Small Company Growth Fund, Variable
Series - Class A
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio -
Institutional Class**
ING BlackRock Large Cap Growth Portfolio - Service
Class
ING BlackRock Large Cap Value Portfolio - Service
Class
ING BlackRock Large Cap Value Portfolio - Service 2
Class
ING Capital Guardian U.S. Equities Portfolio - Service
Class
ING Capital Guardian U.S. Equities Portfolio - Service
2 Class
ING EquitiesPlus Portfolio - Service Class*
ING EquitiesPlus Portfolio - Service 2 Class*
ING Evergreen Health Sciences Portfolio - Service
Class
ING Evergreen Omega Portfolio - Service Class
ING Evergreen Omega Portfolio - Service 2 Class

ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
ING FMRSM Diversified Mid Cap Portfolio - Service
2 Class
ING FMRSM Large Cap Growth Portfolio - Service
Class
ING FMRSM Mid Cap Growth Portfolio - Service
Class
ING FMRSM Mid Cap Growth Portfolio - Service 2
Class
ING Focus 5 Portfolio - Service Class**
ING Franklin Income Portfolio - Service Class*
ING Franklin Income Portfolio - Service 2 Class*
ING Franklin Mutual Shares Portfolio - Service
Class**
ING Franklin Templeton Founding Strategy Portfolio
- Service Class**
ING Global Real Estate Portfolio - Service Class*
ING Global Real Estate Portfolio - Service 2 Class*
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Global Technology Portfolio - Service Class
ING Global Technology Portfolio - Service 2 Class
ING International Growth Opportunities Portfolio -
Service Class
ING International Growth Opportunities Portfolio -
Service 2 Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
ING JPMorgan Value Opportunities Portfolio -
Service Class
ING JPMorgan Value Opportunities Portfolio -
Service 2 Class
ING Julius Baer Foreign Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class
ING Legg Mason Value Portfolio - Service Class
ING Legg Mason Value Portfolio - Service 2 Class
ING LifeStyle Aggressive Growth Portfolio - Service
Class

139

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B Notes to Financial Statements

ING Investors Trust (continued):
ING LifeStyle Aggressive Growth Portfolio - Service 2
Class*
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service 2 Class*
ING LifeStyle Moderate Growth Portfolio - Service
Class
ING LifeStyle Moderate Growth Portfolio - Service 2
Class*
ING LifeStyle Moderate Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service 2 Class*
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Liquid Assets Portfolio - Service 2 Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class
ING Marsico Growth Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class
ING Marsico International Opportunities Portfolio -
Service Class
ING MFS Total Return Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service
Class
ING Oppenheimer Main Street Portfolio® - Service 2
Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO Core Bond Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
ING T. Rowe Price Equity Income Portfolio - Service
Class
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
ING Templeton Global Growth Portfolio - Service
Class
ING Templeton Global Growth Portfolio - Service 2
Class
ING UBS U.S. Allocation Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service 2 Class
ING Van Kampen Capital Growth Portfolio - Service
Class
ING Van Kampen Capital Growth Portfolio - Service 2
Class
ING Van Kampen Global Franchise Portfolio - Service
Class
ING Van Kampen Global Franchise Portfolio - Service
2 Class
ING Van Kampen Growth and Income Portfolio -
Service Class

ING Investors Trust (continued):
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
ING Van Kampen Real Estate Portfolio - Service
Class
ING Van Kampen Real Estate Portfolio - Service 2
Class
ING VP Index Plus International Equity Portfolio -
Service Class
ING VP Index Plus International Equity Portfolio -
Service 2 Class*
ING Wells Fargo Disciplined Value Portfolio -
Service Class
ING Wells Fargo Disciplined Value Portfolio -
Service 2 Class
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class*
ING Mutual Funds:
ING Diversified International Fund - Class R*
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Service Class
ING American Century Small-Mid Cap Value
Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service
Class
ING Columbia Small Cap Value II Portfolio -
Service Class*
ING Davis New York Venture Portfolio - Service
Class
ING JPMorgan International Portfolio - Service
Class
ING JPMorgan Mid Cap Value Portfolio - Service
Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Service
Class*
ING Neuberger Berman Regency Portfolio - Service
Class*
ING OpCap Balanced Value Portfolio - Service
Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio -
Service Class
ING PIMCO Total Return Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class*
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class

140

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

ING Partners, Inc. (continued):
ING T. Rowe Price Growth Equity Portfolio - Service
Class
ING Templeton Foreign Equity Portfolio - Service
Class*
ING Thornburg Value Portfolio - Initial Class
ING Thornburg Value Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
ING UBS U.S. Small Cap Growth Portfolio - Service
Class*
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial
Class
ING Van Kampen Equity and Income Portfolio -
Service Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio -
Class S
ING VP Strategic Allocation Growth Portfolio -
Class S
ING VP Strategic Allocation Moderate Portfolio -
Class S
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I**
ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12*
ING GET U.S. Core Portfolio - Series 13*
ING GET U.S. Core Portfolio - Series 14**
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio -

ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S
ING VP International Value Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
Legg Mason Partners Variable Investors Portfolio**
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable Money Market
Portfolio
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
Pioneer Small Cap Value VCT Portfolio - Class II*
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth
Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund

* Division became available in 2006 ** Division became available in 2007

Class S
ING VP Growth Portfolio - Class S
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP Small Company Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S

141

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

The names of certain Divisions were changed during 2007. The following is a summary of current and former names for those Divisions:

Current Name
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series -
Class B
ING Investors Trust:
ING International Growth Opportunities Portfolio -
Service Class
ING International Growth Opportunities Portfolio -
Service 2 Class
ING Van Kampen Capital Growth Portfolio - Service
Class
ING Van Kampen Capital Growth Portfolio - Service 2
Class
ING Wells Fargo Disciplined Value Portfolio - Service
Class
ING Wells Fargo Disciplined Value Portfolio - Service
2 Class
ING Partners, Inc.:
ING Davis New York Venture Portfolio - Service Class
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap
Opportunity Portfolio

Former Name
Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series -
Class B
ING Investors Trust:
ING International Portfolio - Service Class

ING International Portfolio - Service 2 Class

ING Van Kampen Equity Growth Portfolio - Service
Class
ING Van Kampen Equity Growth Portfolio - Service 2
Class
ING Wells Fargo Mid Cap Disciplined Portfolio -
Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio -
Service 2 Class
ING Partners, Inc.:
ING Davis Venture Value Portfolio - Service Class
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable International All Cap
Growth Portfolio

The following Divisions were closed to contractowners in 2007:

Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2
ING GET Fund:
ING GET Fund - Series Q
ING GET Fund - Series R
ING GET Fund - Series S
ING GET Fund - Series T
ING Investors Trust:
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class
ING Legg Mason Partners All Cap Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service 2 Class
ING MarketPro Portfolio - Service Class
ING MarketPro Portfolio - Service 2 Class
ING MarketStyle Growth Portfolio - Service Class
ING MarketStyle Moderate Growth Portfolio - Service Class
ING MarketStyle Moderate Portfolio - Service Class
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class
ING American Century Select Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class
ING Variable Portfolios, Inc.:
ING VP International Equity Portfolio - Class S
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Large Cap Value Portfolio

142

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements The following Divisions were offered during 2007, but had no investments as of December 31, 2007:

ING Investors Trust: ING BlackRock Large Cap Growth Portfolio - Service 2 Class ING Evergreen Health Sciences Portfolio - Service 2 Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING
USA, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional

143

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING
USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

144

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

4.	Charges and Fees

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual or Quarterly Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. SmartDesign Advantage, SmartDesign Signature, and SmartDesign Variable Annuity contracts each have three different death benefit options referred to as Option Package I, Option Package II, and Option Package III. Focus has two different options referred to as Option Package I, Option Package II.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts:

Series	Annual Rates

ING:
Architect Standard	0.85%
Architect Quarterly Ratchet	1.10
Architect Max 7	1.40
Focus Variable Annuity Option I	0.60
Focus Variable Annuity Option II	0.80
Rollover ChoiceSM Option I (pre August 7, 2003)	0.60
Rollover ChoiceSM Option II (pre August 7, 2003)	0.80
Rollover ChoiceSM Option III (pre August 7, 2003)	0.95
Rollover ChoiceSM Option I (post August 7, 2003)	0.85
Rollover ChoiceSM Option II (post August 7, 2003)	1.05
Rollover ChoiceSM Option III (post August 7, 2003)	1.20

145

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates

ING GoldenSelect:
Access® (pre February 2000) Standard	1.25%
Access® (post January 2000) Standard	1.65
Access® (post 2000) Standard	1.30
Access® (pre February 2000) Annual Ratchet	1.40
Access® (pre February 2000) 5.5% Solution	1.40
Access® (post January 2000) Annual Ratchet	1.45
Access® (post January 2000) 5.5 % Solution	1.45
Access® (post 2000) 5.5% Solution	1.45
Access® (pre February 2000) 7% Solution	1.55
Access® (post January 2000) Max 5.5	1.55
Access® (post 2000) Annual Ratchet	1.55
Access® (post 2000) Max 5.5	1.60
Access® (post January 2000) 7% Solution	1.65
Access® (post 2000) 7% Solution	1.65
Access® (post April 2001) Standard	1.65
Access® (post January 2000) Max 7	1.75
Access® (post 2000) Max 7	1.75
Access® (post April 2001) 5.5% Solution	1.80
Access® (post April 2001) Quarterly Ratchet	1.90
Access® (post April 2001) Max 5.5	1.95
Access® (post April 2001) 7% Solution	2.00
Access® (post April 2001) Max 7	2.20
Access® One	0.35
DVA	0.90
DVA 80	0.80
DVA Plus (pre February 2000) Standard	1.10
DVA Plus (post January 2000) Standard	1.15
DVA Plus (post 2000) Standard	1.15
DVA Plus (pre February 2000) Annual Ratchet	1.25
DVA Plus (pre February 2000) 5.5% Solution	1.25
DVA Plus (post January 2000) 5.5% Solution	1.25
DVA Plus (post 2000) 5.5% Solution	1.30
DVA Plus (post January 2000) Annual Ratchet	1.30
DVA Plus (pre February 2000) 7% Solution	1.40
DVA Plus (post January 2000) Max 5.5	1.40
DVA Plus (post 2000) Annual Ratchet	1.40
DVA Plus (post 2000) Max 5.5	1.45
DVA Plus (post January 2000) 7% Solution	1.50
DVA Plus (post 2000) 7% Solution	1.50
DVA Plus (post January 2000) Max 7	1.60
DVA Plus (post 2000) Max 7	1.60
DVA Series 100	1.25
ES II (pre 2001)	1.25
ES II (post 2000) Standard	1.25

146

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates

ING GoldenSelect (continued):
ES II (post 2000) Deferred Ratchet	1.30%
ES II (post 2000) 5.5% Solution	1.40
ES II (post 2000) Quarterly Ratchet	1.50
ES II (post 2000) Max 5.5	1.55
ES II (post 2000) 7% Solution	1.60
ES II (post 2000) Max 7	1.80
Generations-7% Solution	1.60
Generations-Deferred Ratchet	1.30
Generations-Max 7	1.80
Generations-Quarterly Ratchet	1.50
Generations-Standard	1.25
Granite PrimElite-Annual Ratchet	1.25
Granite PrimElite-Standard	1.10
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Landmark 7% Solution	1.85
Landmark 5.5% Solution	1.65
Landmark-Max 5.5	1.80
Legends-Standard	1.50
Legends Max 7	2.05
Legends Quarterly Ratchet	1.75
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25
Opportunities 7% Solution	1.60
Opportunities 5.5% Solution	1.40
Opportunities-Max 5.5	1.55
Premium Plus (pre February 2000) Standard	1.25
Premium Plus (post January 2000) Standard	1.40
Premium Plus (post 2000) Standard	1.30
Premium Plus (pre February 2000) Quarterly Ratchet	1.40
Premium Plus (pre February 2000) 5.5% Solution	1.40
Premium Plus (post January 2000) Quarterly Ratchet	1.65
Premium Plus (post January 2000) 5.5% Solution	1.45
Premium Plus (post 2000) 5.5% Solution	1.45
Premium Plus (pre February 2000) 7% Solution	1.55
Premium Plus (post January 2000) Max 5.5	1.55
Premium Plus (post 2000) Annual Ratchet	1.55
Premium Plus (post 2000) Max 5.5	1.60
Premium Plus (post January 2000) 7% Solution	1.65
Premium Plus (post 2000) 7% Solution	1.65
Premium Plus (post January 2000) Max 7	1.95

147

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates

ING GoldenSelect (continued):
Premium Plus (post 2000) Max 7	1.95%
VA Bonus Option I	1.30
VA Bonus Option II	1.60
VA Bonus Option III	1.75
VA Option I	0.80
VA Option II	1.10
VA Option III	1.25
Value-Standard	0.75
ING SmartDesign:
Advantage Option I	1.50
Advantage Option II	1.70
Advantage Option III	1.85
Signature Option I	1.10
Signature Option II	1.30
Signature Option III	1.45
Simplicity Variable Annuity Years 1-10	2.00
Simplicity Variable Annuity Years 11+	1.25
Variable Annuity Option I	0.80
Variable Annuity Option II	1.10
Variable Annuity Option III	1.25
Wells Fargo ING:
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Opportunities-Standard	1.25
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of
0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the
Access, Access One, Advantage, Architect, DVA Plus, ESII, Focus VA, Generations,
Granite PrimElite, Landmark, Legends, Premium Plus, Rollover Choice, Signature,
Opportunities Contracts, Variable Annuity, and Value.

Contract Maintenance Charges

An annual Contract fee may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. The charge is $30 per Contract year for Generations, Opportunities, Landmark, Focus VA, Signature,
Legends, Simplicity, ES II, Value, Variable Annuity, Advantage, and Rollover Choice
Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all

148

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

Contingent Deferred Sales Charges

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite,
Generations, Opportunities, Premium Plus, Focus VA, Signature, Legends, Simplicity,
Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken, as specified in the
Contract. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

Complete		Granite
Years Elapsed		PrimElite		Opportunities,
Since Premium	DVA 80	& DVA	Premium	ES II &
Payment	& DVA	Plus	Plus	Generations	Value	Architect

0	6%	7%	8%	8%	6%	8%
1	5	7	8	7	6	7
2	4	6	8	6	6	6
3	3	5	8	5	5	5
4	2	4	7	4	4	4
5	1	3	6	3	3	3
6	-	1	5	2	1	2
7	-	-	3	1	-	-
8	-	-	1	-	-	-
9+	-	-	-	-	-	-

Complete
Years Elapsed
Since Premium		Landmark	Signature	Rollover
Payment	Advantage	& Legends	& VA	Choice	Focus VA	Simplicity

0	6%	6%	7%	6%	3%	6%
1	5	5	7	6	2	6
2	4	4	6	5	1	5
3	-	3	6	4	-	4
4	-	-	5	3	-	3
5	-	-	4	2	-	-
6	-	-	3	1	-	-
7	-	-	-	-	-	-
8	-	-	-	-	-	-
9+	-	-	-	-	-	-

149

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Withdrawal and Distribution Charges

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts’ accumulation values.

Deferred Sales Load

Under Contracts offered prior to October 1995, a sales load of up to 7.50% was assessed against each premium payment for sales-related expenses, as specified in the Contracts.
For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 3.50% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts are currently waived by ING USA.
ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

150

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

5. Related Party Transactions

During the year ended December 31, 2007, management and service fees were paid indirectly to Directed Services LLC (“DSL”), formerly Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust and
ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to
1.25% of the average net assets of each respective Fund.

In addition, management and service fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Mutual Funds, the ING
Variable Insurance Trust, ING VP Intermediate Bond Portfolio, ING Variable Portfolios,
Inc., ING Variable Funds, ING VP Balanced Portfolio, Inc., ING Strategic Allocation
Portfolio, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates up to 1.00% of the average net assets of each respective
Fund.

151

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements 6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	$ 3,723	$ 10,577	$ 4,422	$ 13,723
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	202	56	41	42
Columbia Federal Securities Fund, Variable Series - Class A	5	7	5	7
Columbia Large Cap Growth Fund, Variable Series - Class A	2	138	29	46
Columbia Small Cap Value Fund, Variable Series - Class B	$ 37,052	$ 77,725	$ 34,835	$ 98,982
Columbia Small Company Growth Fund, Variable Series - Class A	8	11	-	5
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	94,573	64,133	112,930	22,686
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	494,378	16,770	320,410	25,758
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	4,816	880	3,268	497
Mutual Shares Securities Fund - Class 2	64,138	136,404	74,736	2,631
ING GET Fund:
ING GET Fund - Series Q	3,379	63,786	3,451	21,386
ING GET Fund - Series R	5,064	72,785	4,833	18,727
ING GET Fund - Series S	9,709	80,131	4,032	25,778
ING GET Fund - Series T	9,345	84,133	4,770	28,654
ING GET Fund - Series U	3,347	17,519	5,151	40,611
ING GET Fund - Series V	2,553	28,380	3,623	65,112
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	81,882	88,756	98,187	86,312
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	2,600	3,207	5,781	2,085
ING American Funds Growth Portfolio	335,806	67,464	329,792	25,636
ING American Funds Growth-Income Portfolio	252,535	45,863	204,178	14,493
ING American Funds International Portfolio	359,751	74,985	286,154	32,288
ING BlackRock Large Cap Growth Portfolio - Institutional Class	295	46	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	24,621	26,064	19,011	25,278
ING BlackRock Large Cap Value Portfolio - Service Class	14,177	28,046	32,211	10,603
ING BlackRock Large Cap Value Portfolio - Service 2 Class	462	764	1,384	397
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	459	446,368	4,678	93,035
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class	3	10,047	572	1,392
ING Capital Guardian U.S. Equities Portfolio - Service Class	55,102	104,026	46,870	95,466
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	1,047	2,864	1,134	1,252
ING EquitiesPlus Portfolio - Service Class	11,590	29,416	138,345	21,972
ING EquitiesPlus Portfolio - Service 2 Class	3	1	30	-
ING Evergreen Health Sciences Portfolio - Service Class	38,104	33,264	36,347	27,560
ING Evergreen Omega Portfolio - Service Class	1,147	4,046	6,877	4,865
ING Evergreen Omega Portfolio - Service 2 Class	156	319	408	103
ING FMRSM Diversified Mid Cap Portfolio - Service Class	467,133	133,555	114,682	64,494

152

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	$ 10,747	$ 5,068	$ 10,391	$ 2,962
ING FMRSM Large Cap Growth Portfolio - Service Class	16,312	46,755	203,270	26,139
ING FMRSM Mid Cap Growth Portfolio - Service Class	3,888	107,689	7,803	108,322
ING FMRSM Mid Cap Growth Portfolio - Service 2 Class	543	2,588	2,121	2,374
ING Focus 5 Portfolio - Service Class	101,857	-	-	-
ING Franklin Income Portfolio - Service Class	224,438	38,169	151,763	3,963
ING Franklin Income Portfolio - Service 2 Class	7,204	1,011	2,827	102
ING Franklin Mutual Shares Portfolio - Service Class	204,420	4,398	-	-
ING Franklin Templeton Founding Strategy Portfolio - Service Class	535,915	4,503	-	-
ING Global Real Estate Portfolio - Service Class	124,215	37,274	72,564	3,771
ING Global Real Estate Portfolio - Service 2 Class	2,121	825	1,681	53
ING Global Resources Portfolio - Service Class	272,020	90,148	216,088	81,016
ING Global Resources Portfolio - Service 2 Class	7,846	5,230	10,325	2,468
ING Global Technology Portfolio - Service Class	71,046	27,603	30,274	22,814
ING Global Technology Portfolio - Service 2 Class	1,096	1,132	2,207	967
ING International Growth Opportunities Portfolio - Service Class	28,930	39,214	23,830	35,451
ING International Growth Opportunities Portfolio - Service 2 Class	2,066	1,451	1,652	1,708
ING Janus Contrarian Portfolio - Service Class	617,139	35,685	68,501	19,053
ING Janus Contrarian Portfolio - Service 2 Class	33,192	3,599	3,004	401
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	4,722	4,959	9,968	2,422
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	254,725	86,123	170,135	83,523
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	62,346	47,499	66,962	30,442
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	6,219	5,480	6,005	3,631
ING JPMorgan Value Opportunities Portfolio - Service Class	21,400	46,313	31,173	10,920
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	738	641	730	86
ING Julius Baer Foreign Portfolio - Service Class	291,598	73,496	182,689	30,426
ING Julius Baer Foreign Portfolio - Service 2 Class	9,827	5,781	13,656	1,376
ING Legg Mason Partners All Cap Portfolio - Service Class	40,344	391,983	7,649	63,379
ING Legg Mason Partners All Cap Portfolio - Service 2 Class	3,073	28,207	3,631	1,822
ING Legg Mason Value Portfolio - Service Class	42,917	83,929	39,414	42,978
ING Legg Mason Value Portfolio - Service 2 Class	1,355	4,000	4,200	3,049
ING LifeStyle Aggressive Growth Portfolio - Service Class	262,752	55,272	368,055	36,080
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	2,914	1,049	3,004	642
ING LifeStyle Growth Portfolio - Service Class	1,209,798	44,669	1,105,845	9,433
ING LifeStyle Growth Portfolio - Service 2 Class	5,465	1,397	8,221	408
ING LifeStyle Moderate Growth Portfolio - Service Class	844,710	36,571	734,978	18,323
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	12,303	1,073	4,931	17
ING LifeStyle Moderate Portfolio - Service Class	432,628	60,064	352,601	24,554
ING LifeStyle Moderate Portfolio - Service 2 Class	8,329	2,504	7,412	132

153

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING Limited Maturity Bond Portfolio - Service Class	$ 4,187	$ 50,961	$ 8,742	$ 62,430
ING Liquid Assets Portfolio - Service Class	956,760	616,912	694,274	566,486
ING Liquid Assets Portfolio - Service 2 Class	26,157	17,375	23,709	19,585
ING Lord Abbett Affiliated Portfolio - Service Class	7,398	41,793	37,778	17,734
ING Lord Abbett Affiliated Portfolio - Service 2 Class	320	587	1,268	588
ING MarketPro Portfolio - Service Class	11,107	38,834	28,222	2,138
ING MarketPro Portfolio - Service 2 Class	2,191	10,581	8,537	364
ING MarketStyle Growth Portfolio - Service Class	3,538	11,127	5,294	192
ING MarketStyle Moderate Growth Portfolio - Service Class	3,614	11,612	4,896	113
ING MarketStyle Moderate Portfolio - Service Class	1,440	3,350	1,081	50
ING Marsico Growth Portfolio - Service Class	59,561	129,662	9,721	130,330
ING Marsico Growth Portfolio - Service 2 Class	1,546	3,275	3,503	2,332
ING Marsico International Opportunities Portfolio - Service Class	133,976	42,848	61,778	38,475
ING MFS Total Return Portfolio - Service Class	121,954	190,148	102,292	195,825
ING MFS Total Return Portfolio - Service 2 Class	7,717	8,874	8,270	6,234
ING MFS Utilities Portfolio - Service Class	240,316	73,887	89,889	27,677
ING Oppenheimer Main Street Portfolio® - Service Class	16,070	87,783	7,960	75,369
ING Oppenheimer Main Street Portfolio® - Service 2 Class	261	742	568	373
ING PIMCO Core Bond Portfolio - Service Class	360,595	68,752	84,471	85,732
ING PIMCO Core Bond Portfolio - Service 2 Class	9,606	6,214	8,928	3,348
ING PIMCO High Yield Portfolio - Service Class	157,253	202,364	160,808	142,857
ING Pioneer Fund Portfolio - Service Class	12,794	23,015	15,253	12,824
ING Pioneer Mid Cap Value Portfolio - Service Class	95,332	71,948	34,820	67,672
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	453,013	138,295	298,250	100,410
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	16,922	12,392	22,621	4,924
ING T. Rowe Price Equity Income Portfolio - Service Class	77,756	140,159	81,286	112,754
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	2,928	4,023	4,955	3,808
ING Templeton Global Growth Portfolio - Service Class	43,057	57,169	85,774	25,213
ING Templeton Global Growth Portfolio - Service 2 Class	1,000	1,240	2,325	897
ING UBS U.S. Allocation Portfolio - Service Class	9,301	21,683	2,504	24,089
ING UBS U.S. Allocation Portfolio - Service 2 Class	514	891	799	648
ING Van Kampen Capital Growth Portfolio - Service Class	5,428	16,651	13,654	18,425
ING Van Kampen Capital Growth Portfolio - Service 2 Class	1,041	2,185	2,375	1,852
ING Van Kampen Global Franchise Portfolio - Service Class	76,970	65,025	78,988	20,838
ING Van Kampen Global Franchise Portfolio - Service 2 Class	4,004	6,622	11,976	4,619
ING Van Kampen Growth and Income Portfolio - Service Class	84,032	155,280	104,108	86,062
ING Van Kampen Growth and Income Portfolio - Service 2 Class	8,442	7,759	13,503	7,043
ING Van Kampen Real Estate Portfolio - Service Class	151,181	315,522	172,152	75,339
ING Van Kampen Real Estate Portfolio - Service 2 Class	6,733	6,152	6,737	2,827
ING VP Index Plus International Equity Portfolio - Service Class	36,754	32,685	36,096	5,719
ING VP Index Plus International Equity Portfolio - Service 2 Class	420	372	719	91
ING Wells Fargo Disciplined Value Portfolio - Service Class	4,765	63,275	15,654	55,048
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class	169	573	679	544
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	7,433	17,393	35,269	11,845
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	110	749	1,405	165

154

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Mutual Funds:
ING Diversified International Fund - Class R	$ 435	$ 147	$ 76	$ -
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class	150	335	216	208
ING American Century Select Portfolio - Initial Class	2	416	7	132
ING American Century Select Portfolio - Service Class	11	199	122	6
ING American Century Small-Mid Cap Value Portfolio - Service
Class	272	263	288	243
ING Baron Small Cap Growth Portfolio - Service Class	115,531	31,436	95,480	26,957
ING Columbia Small Cap Value II Portfolio - Service Class	92,019	19,349	71,887	4,314
ING Davis New York Venture Portfolio - Service Class	100,677	12,342	88,517	2,693
ING Fundamental Research Portfolio - Initial Class	29	377	490	141
ING Fundamental Research Portfolio - Service Class	110	1,049	503	367
ING Goldman Sachs® Capital Growth Portfolio - Service Class	1	54	39	2
ING JPMorgan International Portfolio - Service Class	64,519	49,081	62,246	26,765
ING JPMorgan Mid Cap Value Portfolio - Service Class	3,134	5,102	1,873	4,235
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	17,555	29,396	17,946	21,198
ING Neuberger Berman Partners Portfolio - Service Class	9,293	41,308	178,188	2,432
ING Neuberger Berman Regency Portfolio - Service Class	17,269	7,157	3,583	656
ING OpCap Balanced Value Portfolio - Service Class	280	288	229	575
ING Oppenheimer Global Portfolio - Initial Class	819	3,717	99	4,263
ING Oppenheimer Global Portfolio - Service Class	64,752	13,406	68,327	4,239
ING Oppenheimer Strategic Income Portfolio - Service Class	6,042	407	1,320	543
ING PIMCO Total Return Portfolio - Service Class	2,005	471	1,030	884
ING Solution 2015 Portfolio - Service Class	6,772	872	3,050	328
ING Solution 2025 Portfolio - Service Class	4,644	775	2,422	36
ING Solution 2035 Portfolio - Service Class	7,620	1,596	1,675	221
ING Solution 2045 Portfolio - Service Class	1,082	287	299	11
ING Solution Income Portfolio - Service Class	4,115	110	796	258
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	1,632	496	1,338	126
ING T. Rowe Price Growth Equity Portfolio - Service Class	37,862	6,192	1,289	754
ING Templeton Foreign Equity Portfolio - Service Class	116,313	35,930	24,154	948
ING Thornburg Value Portfolio - Initial Class	58	962	56	600
ING Thornburg Value Portfolio - Service Class	17,774	12,351	9,261	3,138
ING UBS U.S. Large Cap Equity Portfolio - Service Class	5,302	14,179	21,382	8,052
ING UBS U.S. Small Cap Growth Portfolio - Service Class	6,985	9,526	9,033	4,012
ING Van Kampen Comstock Portfolio - Service Class	37,158	20,355	47,524	15,434
ING Van Kampen Equity and Income Portfolio - Initial Class	202	508	217	708
ING Van Kampen Equity and Income Portfolio - Service Class	49,549	6,740	30,251	6,353
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S	1,025	303	683	112
ING VP Strategic Allocation Growth Portfolio - Class S	376	216	293	36
ING VP Strategic Allocation Moderate Portfolio - Class S	340	166	592	303

155

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	$ 150	$ 1	$ - $	-
ING VP Growth and Income Portfolio - Class S	3,224	817	2,497	602
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	3,787	21,554	5,804	45,327
ING GET U.S. Core Portfolio - Series 2	2,179	15,740	3,275	31,490
ING GET U.S. Core Portfolio - Series 3	1,669	22,086	2,438	32,125
ING GET U.S. Core Portfolio - Series 4	2,236	15,884	2,612	14,733
ING GET U.S. Core Portfolio - Series 5	1,814	6,192	2,372	12,099
ING GET U.S. Core Portfolio - Series 6	2,202	6,458	1,084	15,128
ING GET U.S. Core Portfolio - Series 7	1,157	7,473	816	16,636
ING GET U.S. Core Portfolio - Series 8	698	1,348	509	5,692
ING GET U.S. Core Portfolio - Series 9	492	2,999	327	7,844
ING GET U.S. Core Portfolio - Series 10	352	2,872	402	5,134
ING GET U.S. Core Portfolio - Series 11	504	2,575	13,983	5,250
ING GET U.S. Core Portfolio - Series 12	169	904	5,548	1,369
ING GET U.S. Core Portfolio - Series 13	330	19,308	56,505	3,240
ING GET U.S. Core Portfolio - Series 14	109,043	22,771	-	-
ING VP Global Equity Dividend Portfolio	7,474	13,183	3,169	13,859
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S	615	132	570	108
ING VP Growth Portfolio - Class S	376	71	59	78
ING VP Index Plus LargeCap Portfolio - Class S	145,502	55,366	35,562	28,088
ING VP Index Plus MidCap Portfolio - Class S	76,612	57,405	65,958	24,323
ING VP Index Plus SmallCap Portfolio - Class S	52,914	47,861	61,430	20,078
ING VP International Equity Portfolio - Class S	1,179	1,893	595	199
ING VP Small Company Portfolio - Class S	1,293	402	1,161	318
ING VP Value Opportunity Portfolio - Class S	785	5,278	534	5,641
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	26,586	33,157	26,303	21,159
ING VP International Value Portfolio - Class S	8,085	1,127	3,909	475
ING VP MidCap Opportunities Portfolio - Class S	497	5,968	116	7,657
ING VP Real Estate Portfolio - Class S	5,536	1,712	5,049	188
ING VP SmallCap Opportunities Portfolio - Class S	3,758	31,383	13,354	22,111
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	1,925	2,259	9,071	2,488
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	515,699	73,908	358,236	37,774
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio	53	40	23	58
Legg Mason Partners Variable Investors Portfolio	270	92	-	-
Legg Mason Partners Variable Large Cap Value Portfolio	2	271	20	105
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	11	30	11	65
Legg Mason Partners Variable Money Market Portfolio	179	36	1	2

156

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	$ 905	$ 316	$ 737	$ 56
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,468	441	1,132	122
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	10,344	1,468	4,640	403
Pioneer Small Cap Value VCT Portfolio - Class II	1,620	1,756	7,079	648
ProFunds:
ProFund VP Bull	13,861	42,902	73,868	94,751
ProFund VP Europe 30	950	10,594	15,709	27,743
ProFund VP Rising Rates Opportunity	9,572	23,579	45,957	53,082
ProFund VP Small-Cap	27,879	57,717	94,979	118,460
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	132	390	341	493
Wells Fargo Advantage C&B Large Cap Value Fund	9	70	42	155
Wells Fargo Advantage Equity Income Fund	87	134	41	101
Wells Fargo Advantage Large Company Growth Fund	18	420	38	326
Wells Fargo Advantage Money Market Fund	10	197	1,464	1,933
Wells Fargo Advantage Small Cap Growth Fund	139	142	28	52
Wells Fargo Advantage Total Return Bond Fund	103	184	173	179

157

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

7. Changes in Units

The changes in units outstanding for the years ended December 31, 2007 and 2006 are shown in the following table. The activity includes contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA
Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	49,589	690,018	(640,429)	398,706	1,362,586	(963,880)
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	8,386	2,960	5,426	442	2,891	(2,449)
Columbia Federal Securities Fund, Variable Series - Class A	-	490	(490)	-	542	(542)
Columbia Large Cap Growth Fund, Variable Series - Class A	11	10,772	(10,761)	2,453	3,546	(1,093)
Columbia Small Cap Value Fund, Variable Series - Class B	246,895	3,607,340	(3,360,445)	3,697,705	7,366,882	(3,669,177)
Columbia Small Company Growth Fund, Variable Series - Class A	408	481	(73)	21	228	(207)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	7,286,695	7,379,935	(93,240)	10,147,797	6,410,965	3,736,832
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	22,564,754	5,226,744	17,338,010	32,928,677	13,565,469	19,363,208
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	252,138	76,303	175,835	238,109	86,658	151,451
Mutual Shares Securities Fund - Class 2	5,964,504	13,072,568	(7,108,064)	8,012,256	904,192	7,108,064
ING GET Fund:
ING GET Fund - Series Q	7,312	5,985,179	(5,977,867)	1,088,098	2,961,075	(1,872,977)
ING GET Fund - Series R	38,358	6,386,373	(6,348,015)	1,151,555	2,735,775	(1,584,220)
ING GET Fund - Series S	29,028	7,056,060	(7,027,032)	1,529,596	3,756,078	(2,226,482)
ING GET Fund - Series T	40,634	7,509,153	(7,468,519)	1,605,592	4,135,632	(2,530,040)
ING GET Fund - Series U	27,785	1,429,250	(1,401,465)	3,563,713	7,088,272	(3,524,559)
ING GET Fund - Series V	41,719	2,662,149	(2,620,430)	4,445,114	10,894,898	(6,449,784)

158

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	4,146,546	5,263,128	(1,116,582)	6,614,495	8,524,868	(1,910,373)
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	91,253	168,268	(77,015)	323,214	192,938	130,276
ING American Funds Growth Portfolio	29,789,417	11,277,886	18,511,531	50,347,673	25,826,444	24,521,229
ING American Funds Growth-Income Portfolio	23,002,048	9,362,784	13,639,264	33,160,656	17,265,813	15,894,843
ING American Funds International Portfolio	21,450,539	7,509,459	13,941,080	30,328,263	14,440,536	15,887,727
ING BlackRock Large Cap Growth Portfolio - Institutional Class	29,431	4,521	24,910	-	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	3,392,317	3,299,104	93,213	2,268,920	3,423,545	(1,154,625)
ING BlackRock Large Cap Value Portfolio - Service Class	1,152,523	2,187,803	(1,035,280)	3,481,772	1,840,897	1,640,875
ING BlackRock Large Cap Value Portfolio - Service 2 Class	22,032	42,824	(20,792)	98,580	33,112	65,468
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	18,678	20,765,871	(20,747,193)	1,304,178	5,538,504	(4,234,326)
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class	660	666,740	(666,080)	58,742	103,757	(45,015)
ING Capital Guardian U.S. Equities Portfolio - Service Class	1,477,514	8,501,643	(7,024,129)	4,001,276	10,919,458	(6,918,182)
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	16,799	160,582	(143,783)	41,300	84,440	(43,140)
ING EquitiesPlus Portfolio - Service Class	282,023	2,616,093	(2,334,070)	14,226,367	2,442,031	11,784,336
ING EquitiesPlus Portfolio - Service 2 Class	-	-	-	6,466	3,390	3,076
ING Evergreen Health Sciences Portfolio - Service Class	4,388,814	4,346,438	42,376	7,363,668	6,327,689	1,035,979
ING Evergreen Omega Portfolio - Service Class	123,710	372,983	(249,273)	759,901	557,935	201,966
ING Evergreen Omega Portfolio - Service 2 Class	12,926	25,954	(13,028)	39,604	9,053	30,551
ING FMRSM Diversified Mid Cap Portfolio - Service Class	32,919,896	11,062,186	21,857,710	14,279,500	14,157,648	121,852
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	607,656	280,761	326,895	613,776	311,603	302,173
ING FMRSM Large Cap Growth Portfolio - Service Class	2,173,506	4,749,350	(2,575,844)	19,800,296	3,188,665	16,611,631
ING FMRSM Mid Cap Growth Portfolio - Service Class	453,203	4,190,342	(3,737,139)	2,253,599	5,830,186	(3,576,587)
ING FMRSM Mid Cap Growth Portfolio - Service 2 Class	50,146	161,152	(111,006)	229,517	197,818	31,699
ING Focus 5 Portfolio - Service Class	9,998,724	415,746	9,582,978	-	-	-
ING Franklin Income Portfolio - Service Class	24,727,870	7,993,779	16,734,091	16,810,902	2,427,716	14,383,186
ING Franklin Income Portfolio - Service 2 Class	666,379	110,792	555,587	279,948	11,968	267,980
ING Franklin Mutual Shares Portfolio - Service Class	18,258,291	1,438,192	16,820,099	-	-	-
ING Franklin Templeton Founding Strategy Portfolio - Service Class	56,203,844	1,896,492	54,307,352	-	-	-

159

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Global Real Estate Portfolio - Service Class	11,380,603	5,227,955	6,152,648	6,675,724	1,074,374	5,601,350
ING Global Real Estate Portfolio - Service 2 Class	157,514	68,894	88,620	139,440	6,162	133,278
ING Global Resources Portfolio - Service Class	8,192,476	4,611,641	3,580,835	11,912,460	(4,576,203)	16,488,663
ING Global Resources Portfolio - Service 2 Class	222,469	231,278	(8,809)	453,431	211,047	242,384
ING Global Technology Portfolio - Service Class	10,465,819	5,449,106	5,016,713	5,365,262	5,249,709	115,553
ING Global Technology Portfolio - Service 2 Class	69,329	71,773	(2,444)	115,511	69,059	46,452
ING International Growth Opportunities Portfolio - Service Class	50,536	2,561,047	(2,510,511)	219,954	2,915,622	(2,695,668)
ING International Growth Opportunities Portfolio - Service 2 Class	897	64,326	(63,429)	6,593	95,295	(88,702)
ING Janus Contrarian Portfolio - Service Class	42,142,210	5,958,892	36,183,318	8,473,272	4,863,947	3,609,325
ING Janus Contrarian Portfolio - Service 2 Class	1,538,004	186,277	1,351,727	185,311	40,006	145,305
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	223,981	229,731	(5,750)	629,032	247,567	381,465
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	15,526,244	8,036,460	7,489,784	21,529,889	16,274,596	5,255,293
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	5,325,143	4,871,239	453,904	8,749,367	6,228,456	2,520,911
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	269,344	332,299	(62,955)	605,123	429,219	175,904
ING JPMorgan Value Opportunities Portfolio - Service Class	1,835,681	4,012,744	(2,177,063)	3,540,996	1,804,880	1,736,116
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	50,178	48,886	1,292	65,928	10,513	55,415
ING Julius Baer Foreign Portfolio - Service Class	17,231,773	7,734,483	9,497,290	20,733,504	10,483,107	10,250,397
ING Julius Baer Foreign Portfolio - Service 2 Class	378,723	350,120	28,603	1,097,279	270,907	826,372
ING Legg Mason Partners All Cap Portfolio - Service Class	463,634	25,864,908	(25,401,274)	2,229,563	6,314,713	(4,085,150)
ING Legg Mason Partners All Cap Portfolio - Service 2 Class	32,141	1,814,953	(1,782,812)	335,992	173,810	162,182
ING Legg Mason Value Portfolio - Service Class	6,298,586	10,000,160	(3,701,574)	12,312,408	12,181,381	131,027
ING Legg Mason Value Portfolio - Service 2 Class	105,163	283,900	(178,737)	526,360	390,697	135,663
ING LifeStyle Aggressive Growth Portfolio - Service Class	23,531,119	10,921,006	12,610,113	39,192,003	13,193,765	25,998,238
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	194,362	69,860	124,502	277,466	96,922	180,544
ING LifeStyle Growth Portfolio - Service Class	97,552,170	15,001,336	82,550,834	115,037,149	26,273,956	88,763,193
ING LifeStyle Growth Portfolio - Service 2 Class	394,425	112,425	282,000	655,574	34,967	620,607
ING LifeStyle Moderate Growth Portfolio - Service Class	72,004,448	12,849,674	59,154,774	86,159,346	26,383,452	59,775,894
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	926,003	86,239	839,764	411,510	4,535	406,975

160

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING LifeStyle Moderate Portfolio - Service Class	42,883,011	14,146,466	28,736,545	44,076,955	16,137,690	27,939,265
ING LifeStyle Moderate Portfolio - Service 2 Class	643,331	194,029	449,302	640,842	12,147	628,695
ING Limited Maturity Bond Portfolio - Service Class	74,412	2,373,798	(2,299,386)	280,433	3,208,850	(2,928,417)
ING Liquid Assets Portfolio - Service Class	93,757,034	71,823,815	21,933,219	218,612,065	211,071,162	7,540,903
ING Liquid Assets Portfolio - Service 2 Class	2,815,522	2,022,559	792,963	5,466,210	5,091,071	375,139
ING Lord Abbett Affiliated Portfolio - Service Class	528,161	3,255,802	(2,727,641)	3,894,664	3,137,094	757,570
ING Lord Abbett Affiliated Portfolio - Service 2 Class	13,870	33,636	(19,766)	82,545	45,490	37,055
ING MarketPro Portfolio - Service Class	669,722	3,455,201	(2,785,479)	3,001,099	443,250	2,557,849
ING MarketPro Portfolio - Service 2 Class	122,747	934,460	(811,713)	970,443	165,392	805,051
ING MarketStyle Growth Portfolio - Service Class	195,833	948,221	(752,388)	516,406	26,122	490,284
ING MarketStyle Moderate Growth Portfolio - Service Class	218,146	1,002,807	(784,661)	486,026	18,446	467,580
ING MarketStyle Moderate Portfolio - Service Class	101,694	295,971	(194,277)	113,700	10,178	103,522
ING Marsico Growth Portfolio - Service Class	6,373,439	9,569,402	(3,195,963)	6,851,741	13,396,695	(6,544,954)
ING Marsico Growth Portfolio - Service 2 Class	143,040	213,203	(70,163)	382,315	246,979	135,336
ING Marsico International Opportunities Portfolio - Service Class	9,007,048	4,378,693	4,628,355	7,948,628	6,082,890	1,865,738
ING MFS Total Return Portfolio - Service Class	3,905,441	8,874,134	(4,968,693)	7,984,925	13,770,984	(5,786,059)
ING MFS Total Return Portfolio - Service 2 Class	329,807	644,535	(314,728)	697,872	690,625	7,247
ING MFS Utilities Portfolio - Service Class	16,858,864	7,663,895	9,194,969	12,475,657	7,629,076	4,846,581
ING Oppenheimer Main Street Portfolio® - Service Class	1,086,370	3,823,715	(2,737,345)	1,840,565	4,741,027	(2,900,462)
ING Oppenheimer Main Street Portfolio® - Service 2 Class	17,382	43,427	(26,045)	52,329	32,165	20,164
ING PIMCO Core Bond Portfolio - Service Class	32,180,852	11,423,159	20,757,693	18,155,832	18,507,683	(351,851)
ING PIMCO Core Bond Portfolio - Service 2 Class	874,413	626,201	248,212	1,023,896	520,965	502,931
ING PIMCO High Yield Portfolio - Service Class	14,830,119	21,624,655	(6,794,536)	24,675,134	26,241,940	(1,566,806)
ING Pioneer Fund Portfolio - Service Class	1,488,496	2,393,316	(904,820)	2,370,767	2,062,810	307,957
ING Pioneer Mid Cap Value Portfolio - Service Class	8,950,069	9,108,794	(158,725)	13,220,614	15,472,321	(2,251,707)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	13,154,544	7,974,624	5,179,920	19,076,208	13,396,942	5,679,266
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	423,559	863,366	(439,807)	1,706,129	782,929	923,200
ING T. Rowe Price Equity Income Portfolio - Service Class	3,558,971	5,826,295	(2,267,324)	6,329,180	8,018,727	(1,689,547)

161

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	115,777	246,775	(130,998)	358,001	353,195	4,806
ING Templeton Global Growth Portfolio - Service Class	3,345,705	3,805,315	(459,610)	5,093,173	4,016,798	1,076,375
ING Templeton Global Growth Portfolio - Service 2 Class	50,309	67,133	(16,824)	110,426	58,095	52,331
ING UBS U.S. Allocation Portfolio - Service Class	75,621	1,903,072	(1,827,451)	716,090	2,891,251	(2,175,161)
ING UBS U.S. Allocation Portfolio - Service 2 Class	2,104	58,309	(56,205)	65,038	44,760	20,278
ING Van Kampen Capital Growth Portfolio - Service Class	477,340	1,413,198	(935,858)	2,047,887	2,560,066	(512,179)
ING Van Kampen Capital Growth Portfolio - Service 2 Class	44,342	134,547	(90,205)	179,281	148,016	31,265
ING Van Kampen Global Franchise Portfolio - Service Class	6,554,668	6,017,138	537,530	9,042,038	5,544,330	3,497,708
ING Van Kampen Global Franchise Portfolio - Service 2 Class	186,901	391,454	(204,553)	1,042,637	653,626	389,011
ING Van Kampen Growth and Income Portfolio - Service Class	2,255,192	5,781,347	(3,526,155)	5,912,599	7,039,271	(1,126,672)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	241,010	483,252	(242,242)	861,002	771,011	89,991
ING Van Kampen Real Estate Portfolio - Service Class	2,200,314	5,656,024	(3,455,710)	5,952,944	4,615,725	1,337,219
ING Van Kampen Real Estate Portfolio - Service 2 Class	162,695	276,870	(114,175)	334,813	232,649	102,164
ING VP Index Plus International Equity Portfolio - Service Class	3,523,727	2,966,888	556,839	3,502,222	929,072	2,573,150
ING VP Index Plus International Equity Portfolio - Service 2 Class	31,966	26,632	5,334	62,731	7,722	55,009
ING Wells Fargo Disciplined Value Portfolio - Service Class	364,639	2,653,205	(2,288,566)	67,964	1,530,542	(1,462,578)
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class	10,864	32,408	(21,544)	1,955,225	1,935,854	19,371
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	871,831	1,703,447	(831,616)	3,813,212	1,663,955	2,149,257
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	10,381	65,860	(55,479)	129,926	14,799	115,127
ING Mutual Funds:
ING Diversified International Fund - Class R	41,018	14,524	26,494	7,158	1	7,157
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	6,241	23,235	(16,994)	16,295	17,823	(1,528)
ING American Century Select Portfolio - Initial Class	-	36,988	(36,988)	1,199	13,809	(12,610)
ING American Century Select Portfolio - Service Class	959	20,243	(19,284)	14,809	2,010	12,799
ING American Century Small-Mid Cap Value Portfolio - Service Class	10,345	14,993	(4,648)	24,627	21,265	3,362
ING Baron Small Cap Growth Portfolio - Service Class	10,615,603	4,068,626	6,546,977	12,085,637	6,289,817	5,795,820
ING Columbia Small Cap Value II Portfolio - Service Class	10,796,437	3,737,600	7,058,837	8,648,586	1,519,480	7,129,106

162

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Davis New York Venture Portfolio - Service Class	10,139,826	2,365,738	7,774,088	9,612,226	1,527,390	8,084,836
ING Fundamental Research Portfolio - Initial Class	55	34,117	(34,062)	48,261	14,199	34,062
ING Fundamental Research Portfolio - Service Class	1,544	83,530	(81,986)	58,285	46,548	11,737
ING Goldman Sachs® Capital Growth Portfolio - Service Class	22	4,515	(4,493)	3,629	136	3,493
ING JPMorgan International Portfolio - Service Class	4,668,459	3,781,283	887,176	5,748,844	3,414,782	2,334,062
ING JPMorgan Mid Cap Value Portfolio - Service Class	247,695	430,579	(182,884)	382,500	538,761	(156,261)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	2,222,837	2,867,147	(644,310)	3,429,585	3,425,144	4,441
ING Neuberger Berman Partners Portfolio - Service Class	388,810	3,835,983	(3,447,173)	17,312,186	310,909	17,001,277
ING Neuberger Berman Regency Portfolio - Service Class	1,903,238	939,755	963,483	399,880	90,569	309,311
ING OpCap Balanced Value Portfolio - Service Class	15,254	22,040	(6,786)	21,916	49,142	(27,226)
ING Oppenheimer Global Portfolio - Initial Class	25,562	263,881	(238,319)	65,537	378,873	(313,336)
ING Oppenheimer Global Portfolio - Service Class	5,060,340	1,995,229	3,065,111	6,828,445	1,967,238	4,861,207
ING Oppenheimer Strategic Income Portfolio - Service Class	537,568	59,995	477,573	155,602	77,396	78,206
ING PIMCO Total Return Portfolio - Service Class	175,876	49,256	126,620	99,896	88,225	11,671
ING Solution 2015 Portfolio - Service Class	606,041	118,452	487,589	302,565	58,370	244,195
ING Solution 2025 Portfolio - Service Class	376,979	68,156	308,823	210,194	7,111	203,083
ING Solution 2035 Portfolio - Service Class	614,276	145,947	468,329	169,828	45,254	124,574
ING Solution 2045 Portfolio - Service Class	85,663	25,557	60,106	25,515	1,672	23,844
ING Solution Income Portfolio - Service Class	371,396	15,267	356,129	95,037	43,453	51,584
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	92,840	40,400	52,440	112,390	19,949	92,441
ING T. Rowe Price Growth Equity Portfolio - Service Class	3,927,246	912,915	3,014,331	144,885	106,709	38,176
ING Templeton Foreign Equity Portfolio - Service Class	10,843,184	4,355,628	6,487,556	2,573,568	311,846	2,261,722
ING Thornburg Value Portfolio - Initial Class	23,570	107,590	(84,020)	60,920	119,807	(58,887)
ING Thornburg Value Portfolio - Service Class	1,767,400	1,252,554	514,846	894,339	329,075	565,264
ING UBS U.S. Large Cap Equity Portfolio - Service Class	536,086	1,188,444	(652,358)	2,033,496	922,609	1,110,887
ING UBS U.S. Small Cap Growth Portfolio - Service Class	716,057	976,619	(260,562)	958,626	441,352	517,274
ING Van Kampen Comstock Portfolio - Service Class	3,683,459	2,777,229	906,230	5,853,757	3,826,258	2,027,499
ING Van Kampen Equity and Income Portfolio - Initial Class	653	38,605	(37,952)	4,894	64,137	(59,243)
ING Van Kampen Equity and Income Portfolio - Service Class	4,313,892	1,149,257	3,164,635	3,359,275	1,465,211	1,894,064

163

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S	66,377	20,091	46,286	50,199	9,202	40,997
ING VP Strategic Allocation Growth Portfolio - Class S	19,553	12,080	7,473	24,162	8,298	15,864
ING VP Strategic Allocation Moderate Portfolio - Class S	18,075	9,633	8,442	39,223	20,548	18,675
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	15,093	27	15,066	-	-	-
ING VP Growth and Income Portfolio - Class S	231,814	53,562	178,252	229,017	96,329	132,688
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	68,048	1,839,469	(1,771,421)	2,330,964	6,391,953	(4,060,989)
ING GET U.S. Core Portfolio - Series 2	11,269	1,371,451	(1,360,182)	1,408,124	4,325,309	(2,917,185)
ING GET U.S. Core Portfolio - Series 3	461,393	2,478,009	(2,016,616)	1,258,716	4,302,268	(3,043,552)
ING GET U.S. Core Portfolio - Series 4	659,129	2,023,924	(1,364,795)	211,718	1,502,435	(1,290,717)
ING GET U.S. Core Portfolio - Series 5	313,238	787,386	(474,148)	139,170	1,162,012	(1,022,842)
ING GET U.S. Core Portfolio - Series 6	140,486	669,356	(528,870)	300,572	1,698,589	(1,398,017)
ING GET U.S. Core Portfolio - Series 7	113,190	750,603	(637,413)	473,308	2,032,265	(1,558,957)
ING GET U.S. Core Portfolio - Series 8	3,065	104,812	(101,747)	101,930	608,394	(506,464)
ING GET U.S. Core Portfolio - Series 9	5,684	258,939	(253,255)	117,930	834,799	(716,869)
ING GET U.S. Core Portfolio - Series 10	10,278	253,221	(242,943)	39,092	489,114	(450,022)
ING GET U.S. Core Portfolio - Series 11	207,824	427,490	(219,666)	1,397,181	489,272	907,909
ING GET U.S. Core Portfolio - Series 12	12,091	83,121	(71,030)	568,045	141,668	426,377
ING GET U.S. Core Portfolio - Series 13	18,043	1,797,294	(1,779,251)	5,877,647	605,105	5,272,542
ING GET U.S. Core Portfolio - Series 14	9,914,485	1,254,365	8,660,120	-	-	-
ING VP Global Equity Dividend Portfolio	35,219	1,319,249	(1,284,030)	761,168	2,259,529	(1,498,361)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S	41,686	10,858	30,828	44,552	10,120	34,432
ING VP Growth Portfolio - Class S	28,426	6,159	22,267	5,069	7,204	(2,135)
ING VP Index Plus LargeCap Portfolio - Class S	14,794,359	6,908,813	7,885,546	6,787,475	5,981,632	805,843
ING VP Index Plus MidCap Portfolio - Class S	6,575,887	6,157,291	418,596	8,231,087	5,969,789	2,261,298
ING VP Index Plus SmallCap Portfolio - Class S	4,376,954	5,000,708	(623,754)	7,507,037	4,940,259	2,566,778

164

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Portfolios, Inc. (continued):
ING VP International Equity Portfolio - Class S	52,902	101,693	(48,791)	49,984	26,535	23,449
ING VP Small Company Portfolio - Class S	60,397	29,488	30,909	70,186	29,143	41,043
ING VP Value Opportunity Portfolio - Class S	74,779	474,964	(400,185)	125,926	618,294	(492,368)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	2,574,858	3,362,250	(787,392)	3,473,046	3,068,855	404,191
ING VP International Value Portfolio - Class S	356,474	103,828	252,646	256,517	76,009	180,508
ING VP MidCap Opportunities Portfolio - Class S	65,351	627,961	(562,610)	57,568	900,361	(842,793)
ING VP Real Estate Portfolio - Class S	380,145	172,000	208,145	407,396	70,090	337,306
ING VP SmallCap Opportunities Portfolio - Class S	801,987	3,753,438	(2,951,451)	4,360,675	5,369,141	(1,008,466)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	151,904	245,344	(93,440)	940,765	287,661	653,104
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	51,657,398	15,860,782	35,796,616	43,857,379	17,023,906	26,833,473
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity Portfolio	29	2,145	(2,116)	1,102	3,553	(2,451)
Legg Mason Partners Variable Investors Portfolio	26,328	8,991	17,337	-	-	-
Legg Mason Partners Variable Large Cap Value Portfolio	49	10,835	(10,786)	599	4,671	(4,072)
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	44	1,624	(1,580)	45	3,832	(3,787)
Legg Mason Partners Variable Money Market Portfolio	13,241	2,667	10,574	39,701	39,795	(94)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	45,506	17,822	27,684	49,522	12,196	37,326
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	140,529	48,748	91,781	123,847	29,148	94,699
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	633,970	153,393	480,577	387,178	107,936	279,242
Pioneer Small Cap Value VCT Portfolio - Class II	45,038	179,382	(134,344)	715,096	81,606	633,490

165

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ProFunds:
ProFund VP Bull	1,643,998	4,462,811	(2,818,813)	11,613,001	14,187,667	(2,574,666)
ProFund VP Europe 30	27,228	833,461	(806,233)	2,248,657	3,413,738	(1,165,081)
ProFund VP Rising Rates Opportunity	1,493,646	3,380,268	(1,886,622)	9,295,856	10,188,053	(892,197)
ProFund VP Small-Cap	1,807,007	4,774,204	(2,967,197)	12,921,539	14,812,858	(1,891,319)
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	412	26,763	(26,351)	19,490	36,810	(17,320)
Wells Fargo Advantage C&B Large Cap Value Fund	236	4,255	(4,019)	2,913	11,479	(8,566)
Wells Fargo Advantage Equity Income Fund	147	7,839	(7,692)	1,858	6,525	(4,667)
Wells Fargo Advantage Large Company Growth Fund	1,775	32,803	(31,028)	4,089	26,709	(22,620)
Wells Fargo Advantage Money Market Fund	-	18,720	(18,720)	171,332	218,898	(47,566)
Wells Fargo Advantage Small Cap Growth Fund	166	8,000	(7,834)	600	2,770	(2,170)
Wells Fargo Advantage Total Return Bond Fund	3,957	15,062	(11,105)	11,549	15,490	(3,941)

166

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	AIM V.I. Leisure Fund - Series I Shares
	Contracts in accumulation period:
	Band 4	4,983.354	$ 14.13	$ 70,415
	Band 5	8,500.165	14.09	119,767
	Band 6	328,036.932	14.01	4,595,797
	Band 7	480,632.709	13.97	6,714,439
	Band 8	144,168.519	13.89	2,002,501
	Band 9	41,515.102	13.85	574,984
	Band 10	305,746.374	13.81	4,222,357
	Band 11	123,110.488	13.77	1,695,231
	Band 12	123,832.454	13.73	1,700,220
	Band 13	230,164.151	13.69	3,150,947
	Band 14	403,230.413	13.62	5,491,998
	Band 15	99,598.126	13.58	1,352,543
	Band 16	5,003.579	13.50	67,548
	Band 17	243,279.555	13.46	3,274,543
	Band 18	1,648.753	13.42	22,126
	Band 19	54,476.048	13.34	726,710
	Band 20	256,194.883	13.66	3,499,622
	Band 21	54,460.386	13.54	737,394
	Band 26	12,345.490	14.38	177,528
	Band 27	13,666.740	14.13	193,111
	Band 28	426.533	14.01	5,976
	Band 29	35,175.729	13.97	491,405
	Band 30	17,635.281	13.73	242,132
	Band 31	3,829.105	13.61	52,114
	Band 32	446.937	13.39	5,984
	Band 34	907.122	13.12	11,901
	Band 41	7,415.937	14.11	104,639
	Band 42	1,910.968	13.98	26,715
	Band 43	13,998.875	13.89	194,444
	Band 45	2,991.884	12.26	36,680
	Band 46	53,532.930	11.79	631,153
	Band 47	10,031.748	11.74	117,773

		3,082,897.270		$ 42,310,697

	Columbia Asset Allocation Fund, Variable Series - Class
	A
	Contracts in accumulation period:
	Band 6	6,685.254	$ 16.21	$ 108,368
	Band 7	23,863.967	16.17	385,880
	Band 8	3,320.073	16.09	53,420
	Band 9	3,976.741	16.05	63,827
	Band 11	971.469	15.97	15,514
	Band 13	2,539.427	15.90	40,377
	Band 14	48.703	15.82	770

		41,405.634		$ 668,156

167

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Columbia Federal Securities Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	3,007.858	$ 11.23	$ 33,778
Band 7	2,087.495	11.20	23,380
Band 11	184.237	11.07	2,040
Band 13	1,848.955	11.01	20,357
	7,128.545		$ 79,555

Columbia Large Cap Growth Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	3,275.705	$ 13.06	$ 42,781
Band 7	23,870.942	13.04	311,277
Band 8	964.743	13.00	12,542
Band 9	1,688.073	12.99	21,928
Band 11	1,901.213	12.95	24,621
Band 13	3,688.024	12.91	47,612
Band 14	1,787.366	12.87	23,003
	37,176.066		$ 483,764

168

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Colonial Small Cap Value Fund, Variable Series - Class
B
Contracts in accumulation period:
Band 2	1,910.451	$ 12.99	$ 24,817
Band 4	10,527.712	19.82	208,659
Band 5	26,794.182	19.77	529,721
Band 6	1,927,008.032	19.68	37,923,518
Band 7	1,354,061.114	19.63	26,580,220
Band 8	636,373.687	19.54	12,434,742
Band 9	73,912.220	19.49	1,440,549
Band 10	1,669,951.838	19.45	32,480,563
Band 11	548,429.981	19.40	10,639,542
Band 12	237,997.871	19.36	4,607,639
Band 13	635,853.078	19.31	12,278,323
Band 14	2,082,687.555	19.22	40,029,255
Band 15	548,499.202	19.17	10,514,730
Band 16	69,781.375	19.08	1,331,429
Band 17	1,373,389.250	19.04	26,149,331
Band 18	17,150.091	18.99	325,680
Band 19	88,194.116	18.90	1,666,869
Band 20	1,276,340.716	19.26	24,582,322
Band 21	86,929.233	19.13	1,662,956
Band 26	29,919.772	13.00	388,957
Band 27	7,856.416	12.90	101,348
Band 28	561.982	12.85	7,221
Band 29	35,521.733	12.83	455,744
Band 30	19,670.239	12.72	250,205
Band 31	10,743.777	12.67	136,124
Band 32	1,062.628	12.57	13,357
Band 41	2,774.469	12.73	35,319
Band 42	3,167.004	12.66	40,094
Band 43	8,271.652	12.60	104,223
Band 44	10,006.160	12.48	124,877
Band 45	1,151.451	12.43	14,313
Band 46	785,501.433	11.80	9,268,917
Band 47	48,887.885	11.74	573,944
	13,630,888.305		$ 256,925,508

Columbia Small Company Growth Fund, Variable Series
- Class A
Contracts in accumulation period:
Band 6	1,432.203	$ 20.68	$ 29,618
Band 7	549.744	20.63	11,341
Band 8	1,252.610	20.53	25,716
Band 13	1,178.547	20.29	23,913
	4,413.104		$ 90,588

169

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	4,409.106	$ 13.90	$ 61,287
Band 3	1,747.060	13.58	23,725
Band 4	155,664.664	13.67	2,127,936
Band 5	106,972.008	13.63	1,458,028
Band 6	3,793,220.298	13.54	51,360,203
Band 7	2,599,568.767	13.50	35,094,178
Band 8	1,402,318.823	13.41	18,805,095
Band 9	464,702.264	13.36	6,208,422
Band 10	2,996,250.433	13.32	39,910,056
Band 11	977,380.084	13.28	12,979,608
Band 12	682,578.593	13.23	9,030,515
Band 13	1,644,616.693	13.19	21,692,494
Band 14	3,181,067.182	13.10	41,671,980
Band 15	1,010,383.433	13.06	13,195,608
Band 16	137,415.917	12.97	1,782,284
Band 17	2,241,213.879	12.93	28,978,895
Band 18	42,808.766	12.89	551,805
Band 19	203,057.418	12.80	2,599,135
Band 20	1,648,785.110	13.15	21,681,524
Band 21	354,210.402	13.02	4,611,819
Band 25	14,711.229	13.99	205,810
Band 26	429,510.808	13.94	5,987,381
Band 27	171,636.304	13.67	2,346,268
Band 28	36,598.139	13.54	495,539
Band 29	628,695.271	13.49	8,481,099
Band 30	278,467.926	13.23	3,684,131
Band 31	147,297.975	13.10	1,929,603
Band 32	3,668.779	12.85	47,144
Band 33	3,313.167	12.69	42,044
Band 34	2,162.815	12.56	27,165
Band 35	344,699.481	14.13	4,870,604
Band 36	29,442.915	13.94	410,434
Band 37	37,782.779	13.81	521,780
Band 38	527,370.795	16.08	8,480,122
Band 39	68,774.186	15.93	1,095,573
Band 40	45,677.425	15.83	723,074
Band 41	53,973.369	14.92	805,283
Band 42	33,355.801	14.79	493,332
Band 43	160,931.831	14.70	2,365,698
Band 44	430.039	12.96	5,573
Band 45	32,045.334	12.80	410,180
Band 46	1,052,384.545	12.20	12,839,091
Band 47	272,174.722	12.14	3,304,201
Band 51	1,165.191	11.47	13,365
Band 54	240.719	11.49	2,766
Band 55	1,300.430	11.57	15,046
	28,026,182.875		$ 373,426,903

170

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	17,028.851	$ 15.38	$ 261,904
Band 4	404,210.212	18.38	7,429,384
Band 5	125,610.054	18.27	2,294,896
Band 6	8,180,922.847	15.21	124,431,837
Band 7	2,472,498.324	18.09	44,727,495
Band 8	4,711,467.167	15.15	71,378,728
Band 9	893,193.003	17.91	15,997,087
Band 10	8,727,880.973	15.66	136,678,616
Band 11	1,335,727.090	15.09	20,156,122
Band 12	493,102.349	15.06	7,426,121
Band 13	3,429,987.063	17.68	60,642,171
Band 14	4,513,073.102	15.00	67,696,097
Band 15	3,077,616.792	17.51	53,889,070
Band 16	398,509.102	14.94	5,953,726
Band 17	4,272,825.877	14.92	63,750,562
Band 18	38,043.079	14.90	566,842
Band 19	207,534.454	15.31	3,177,352
Band 20	1,486,369.995	15.54	23,098,190
Band 21	493,690.080	15.45	7,627,512
Band 26	908,266.631	18.69	16,975,503
Band 27	324,819.340	18.33	5,953,939
Band 28	81,583.803	18.15	1,480,746
Band 29	1,262,197.916	18.09	22,833,160
Band 30	472,504.158	17.73	8,377,499
Band 31	167,342.183	17.56	2,938,529
Band 32	6,345.073	17.23	109,326
Band 33	5,096.838	17.00	86,646
Band 34	15,120.683	16.84	254,632
Band 35	754,187.899	18.94	14,284,319
Band 36	173,521.097	18.69	3,243,109
Band 37	110,156.494	18.51	2,038,997
Band 38	1,738,553.353	19.59	34,058,260
Band 39	509,399.639	19.42	9,892,541
Band 40	177,948.469	19.29	3,432,626
Band 41	206,912.335	17.99	3,722,353
Band 42	45,786.974	17.83	816,382
Band 43	307,976.794	17.71	5,454,269
Band 44	12,725.330	15.60	198,515
Band 45	66,156.674	15.38	1,017,490
Band 46	3,918,166.193	14.88	58,302,313
Band 47	635,884.902	14.82	9,423,814
Band 50	27,685.585	12.64	349,946
Band 51	424.145	12.58	5,336
Band 52	8,229.639	12.70	104,516
Band 53	779.629	12.65	9,862
Band 54	3,139.953	12.60	39,563
Band 55	6,367.241	12.68	80,737
	57,226,569.384		$ 922,668,640

171

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 35	87,893.035	$ 17.58	$ 1,545,160
Band 36	19,780.677	17.37	343,590
Band 37	11,590.311	17.21	199,469
Band 38	227,461.616	18.00	4,094,309
Band 39	117,873.539	17.84	2,102,864
Band 40	14,830.905	17.72	262,804
	479,430.083		$ 8,548,196

ING GET Fund - Series U
Contracts in accumulation period:
Band 6	78,304.878	$ 11.44	$ 895,808
Band 9	621,326.785	11.32	7,033,419
Band 10	6,253.246	11.29	70,599
Band 12	9,714.763	11.24	109,194
Band 13	235,295.441	11.21	2,637,662
Band 15	256,424.064	11.12	2,851,436
Band 20	120,843.966	11.18	1,351,036
Band 26	923,912.824	11.70	10,809,780
Band 27	380,841.990	11.52	4,387,300
Band 28	143,834.618	11.43	1,644,030
Band 29	1,809,525.830	11.41	20,646,690
Band 30	866,988.766	11.23	9,736,284
Band 31	623,070.434	11.14	6,941,005
Band 32	13,388.491	10.98	147,006
Band 33	19,897.864	10.87	216,290
Band 34	25,495.479	10.79	275,096
Band 35	83,712.118	11.83	990,314
Band 36	4,256.349	11.71	49,842
	6,223,087.906		$ 70,792,791

172

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series V
Contracts in accumulation period:
Band 6	58,498.191	$ 10.20	$ 596,682
Band 9	663,154.053	10.10	6,697,856
Band 10	14,572.131	10.08	146,887
Band 12	13,636.604	10.03	136,775
Band 13	195,245.256	10.00	1,952,453
Band 15	444,146.114	9.93	4,410,371
Band 17	38,646.115	9.86	381,051
Band 19	7,034.810	9.78	68,800
Band 20	38,721.113	9.98	386,437
Band 26	1,498,422.317	10.42	15,613,561
Band 27	467,494.854	10.27	4,801,172
Band 28	229,932.801	10.20	2,345,315
Band 29	2,912,216.137	10.17	29,617,238
Band 30	1,750,241.299	10.02	17,537,418
Band 31	853,957.360	9.95	8,496,876
Band 32	17,129.415	9.81	168,040
Band 33	8,496.851	9.72	82,589
Band 34	15,759.246	9.65	152,077
Band 35	194,362.306	10.53	2,046,635
Band 36	10,531.988	10.42	109,743
	9,432,198.961		$ 95,747,976

173

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Band 2	55,177.783	$ 23.74	$ 1,309,921
Band 3	3,748.651	22.77	85,357
Band 4	110,753.636	23.05	2,552,871
Band 5	89,670.773	22.92	2,055,254
Band 6	2,932,927.597	22.65	66,430,810
Band 7	1,820,232.495	22.51	40,973,433
Band 8	2,364,818.640	22.24	52,593,567
Band 9	320,901.872	22.11	7,095,140
Band 10	1,487,855.578	21.98	32,703,066
Band 11	3,117,854.666	21.85	68,125,124
Band 12	529,074.135	21.72	11,491,490
Band 13	1,558,828.504	21.59	33,655,107
Band 14	2,185,379.179	21.33	46,614,138
Band 15	442,249.749	21.21	9,380,117
Band 16	88,644.893	20.95	1,857,111
Band 17	1,068,709.744	20.83	22,261,224
Band 18	22,545.487	20.70	466,692
Band 19	85,236.664	20.46	1,743,942
Band 20	562,163.395	21.46	12,064,026
Band 21	83,390.748	21.08	1,757,877
Band 25	64,315.772	24.03	1,545,508
Band 26	44,797.196	14.03	628,505
Band 27	13,437.724	13.92	187,053
Band 28	2,162.532	13.86	29,973
Band 29	91,660.342	13.84	1,268,579
Band 30	44,649.642	13.73	613,040
Band 31	18,415.979	13.67	251,746
Band 32	444.478	13.56	6,027
Band 34	503.455	13.43	6,761
Band 38	45,420.769	11.50	522,339
Band 41	19,733.772	13.73	270,945
Band 42	2,578.216	13.65	35,193
Band 43	30,456.546	13.60	414,209
Band 44	1,198.756	13.46	16,135
Band 45	1,293.980	13.41	17,352
Band 46	853,202.179	11.44	9,760,633
Band 47	76,408.757	11.38	869,532
Band 50	3,802.673	11.42	43,427
Band 51	2,440.825	11.37	27,752
Band 53	181.940	11.44	2,081
Band 54	838.739	11.39	9,553
Band 55	903.609	11.47	10,364
	20,249,012.070		$ 431,752,974

174

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	174,759.430	$ 23.28	$ 4,068,400
Band 7	626.373	23.22	14,544
Band 8	70.568	23.09	1,629
Band 10	83,476.368	22.97	1,917,452
Band 11	3,833.101	22.91	87,816
Band 12	34,500.323	22.85	788,332
Band 13	3,554.540	11.52	40,948
Band 14	58,448.364	12.23	714,823
Band 15	175,747.552	12.21	2,145,878
Band 17	57,679.655	12.14	700,231
Band 20	291,854.907	22.72	6,630,943
Band 46	154,529.061	11.38	1,758,541
	1,039,080.242		$ 18,869,537

175

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 2	86,083.980	$ 16.43	$ 1,414,360
Band 4	1,166,092.620	16.25	18,949,005
Band 5	267,965.447	16.21	4,343,720
Band 6	21,696,367.290	16.14	350,179,368
Band 7	10,314,328.120	16.11	166,163,826
Band 8	10,804,068.750	16.04	173,297,263
Band 9	2,548,976.798	16.00	40,783,629
Band 10	21,187,619.790	15.97	338,366,288
Band 11	4,519,538.860	15.93	71,996,254
Band 12	1,691,270.016	15.90	26,891,193
Band 13	8,337,205.653	15.86	132,228,082
Band 14	16,140,531.640	15.79	254,858,995
Band 15	10,172,993.550	15.76	160,326,378
Band 16	841,076.053	15.69	13,196,483
Band 17	15,573,021.710	15.65	243,717,790
Band 18	65,891.702	15.62	1,029,228
Band 19	763,218.180	15.55	11,868,043
Band 20	9,238,417.722	15.83	146,244,153
Band 21	1,301,088.703	15.72	20,453,114
Band 26	1,132,943.909	16.46	18,648,257
Band 27	342,729.028	16.25	5,569,347
Band 28	105,848.236	16.14	1,708,391
Band 29	1,559,666.158	16.11	25,126,222
Band 30	572,490.746	15.90	9,102,603
Band 31	378,379.096	15.79	5,974,606
Band 32	9,060.890	15.59	141,259
Band 33	4,798.833	15.45	74,142
Band 34	40,527.177	15.35	622,092
Band 35	219,886.177	12.79	2,812,344
Band 36	37,003.056	12.73	471,049
Band 37	64,971.280	16.36	1,062,930
Band 38	1,840,856.967	12.72	23,415,701
Band 39	400,871.737	12.66	5,075,036
Band 40	176,240.778	12.61	2,222,396
Band 41	223,063.676	15.90	3,546,712
Band 42	167,698.747	15.76	2,642,932
Band 43	693,220.398	15.66	10,855,831
Band 44	46,053.337	14.14	651,194
Band 45	72,027.262	13.93	1,003,340
Band 46	10,591,272.140	13.57	143,723,563
Band 47	1,001,924.032	13.50	13,525,974
Band 50	19,364.142	12.08	233,919
Band 51	69,926.408	12.02	840,515
Band 52	2,638.825	12.14	32,035
Band 53	10,417.549	12.10	126,052
Band 54	7,156.491	12.04	86,164
Band 55	34,351.542	12.13	416,684
	156,541,145.201		$ 2,456,018,462

176

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 2	59,783.465	$ 14.64	$ 875,230
Band 4	1,353,851.427	14.48	19,603,769
Band 5	119,503.959	14.45	1,726,832
Band 6	14,555,763.300	14.38	209,311,876
Band 7	6,996,005.786	14.35	100,392,683
Band 8	7,276,325.052	14.29	103,978,685
Band 9	2,727,946.799	14.26	38,900,521
Band 10	14,800,441.420	14.22	210,462,277
Band 11	3,353,209.300	14.19	47,582,040
Band 12	1,130,093.622	14.16	16,002,126
Band 13	6,176,037.708	14.13	87,267,413
Band 14	12,038,692.260	14.07	169,384,400
Band 15	7,713,249.602	14.04	108,294,024
Band 16	561,697.109	13.98	7,852,526
Band 17	11,977,582.450	13.94	166,967,499
Band 18	22,514.060	13.91	313,171
Band 19	699,866.082	13.85	9,693,145
Band 20	6,032,133.163	14.10	85,053,078
Band 21	1,187,108.924	14.01	16,631,396
Band 26	934,991.624	14.67	13,716,327
Band 27	406,158.424	14.48	5,881,174
Band 28	130,735.239	14.38	1,879,973
Band 29	1,205,339.861	14.35	17,296,627
Band 30	594,652.472	14.16	8,420,279
Band 31	282,053.073	14.07	3,968,487
Band 32	23,912.333	13.89	332,142
Band 33	5,117.504	13.77	70,468
Band 34	59,261.998	13.68	810,704
Band 35	121,485.407	11.95	1,451,751
Band 36	39,396.802	11.89	468,428
Band 37	58,560.701	14.57	853,229
Band 38	1,344,331.407	11.88	15,970,657
Band 39	150,001.482	11.82	1,773,018
Band 40	145,191.016	11.78	1,710,350
Band 41	219,393.929	14.17	3,108,812
Band 42	140,899.951	14.04	1,978,235
Band 43	582,891.986	13.95	8,131,343
Band 44	39,876.953	12.51	498,861
Band 45	101,200.588	12.35	1,249,827
Band 46	7,379,003.536	11.92	87,957,722
Band 47	914,620.212	11.87	10,856,542
Band 50	17,488.268	11.45	200,241
Band 51	491,093.589	11.40	5,598,467
Band 52	1,949.878	11.52	22,463
Band 53	8,765.347	11.47	100,539
Band 54	9,929.168	11.42	113,391
Band 55	39,322.981	11.50	452,214
	114,229,431.217		$ 1,595,164,962

177

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds International Portfolio
Contracts in accumulation period:
Band 2	84,468.238	$ 22.66	$ 1,914,050
Band 4	428,085.631	22.41	9,593,399
Band 5	170,474.578	22.36	3,811,812
Band 6	9,438,334.065	22.26	210,097,316
Band 7	4,971,819.589	22.22	110,473,831
Band 8	5,196,961.915	22.12	114,956,798
Band 9	1,344,483.652	22.07	29,672,754
Band 10	9,721,537.640	22.02	214,068,259
Band 11	2,257,381.042	21.97	49,594,661
Band 12	1,013,920.227	21.92	22,225,131
Band 13	4,171,264.612	21.88	91,267,270
Band 14	7,212,643.249	21.78	157,091,370
Band 15	3,981,698.227	21.73	86,522,302
Band 16	482,697.293	21.64	10,445,569
Band 17	6,489,109.002	21.59	140,099,863
Band 18	36,575.784	21.54	787,842
Band 19	392,273.773	21.44	8,410,350
Band 20	3,112,536.455	21.83	67,946,671
Band 21	610,149.542	21.68	13,228,042
Band 26	637,012.553	22.71	14,466,555
Band 27	315,380.991	22.41	7,067,688
Band 28	56,718.310	22.26	1,262,550
Band 29	874,833.751	22.21	19,430,058
Band 30	348,184.151	21.92	7,632,197
Band 31	186,510.341	21.78	4,062,195
Band 32	6,274.062	21.50	134,892
Band 33	3,533.820	21.31	75,306
Band 34	15,245.394	21.17	322,745
Band 35	271,709.641	15.33	4,165,309
Band 36	46,621.242	15.26	711,440
Band 37	13,046.210	22.56	294,322
Band 38	1,464,666.263	15.24	22,321,514
Band 39	185,259.140	15.17	2,810,381
Band 40	101,346.633	15.11	1,531,348
Band 41	74,724.750	21.93	1,638,714
Band 42	39,639.478	21.74	861,762
Band 43	281,589.863	21.59	6,079,525
Band 44	9,349.928	17.91	167,457
Band 45	40,996.191	17.62	722,353
Band 46	5,622,595.148	16.57	93,166,402
Band 47	603,416.301	16.49	9,950,335
Band 50	19,004.810	13.55	257,515
Band 51	464,274.073	13.49	6,263,057
Band 52	1,440.834	13.62	19,624
Band 53	4,357.305	13.57	59,129
Band 54	9,924.310	13.51	134,077
Band 55	24,377.224	13.60	331,530
	72,838,447.231		$ 1,548,147,270

178

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period:
Band 35	15,121.907	$ 9.81	$ 148,346
Band 38	7,755.994	9.80	76,009
Band 40	2,032.208	9.77	19,855
	24,910.109		$ 244,210

ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 1	583.131	$ 13.69	$ 7,983
Band 2	16,924.305	13.53	228,986
Band 4	70,250.488	13.34	937,142
Band 5	107,711.390	13.30	1,432,561
Band 6	1,170,060.548	13.22	15,468,200
Band 7	1,301,207.013	13.19	17,162,921
Band 8	434,530.665	13.11	5,696,697
Band 9	137,089.271	13.07	1,791,757
Band 10	1,199,203.742	13.04	15,637,617
Band 11	648,515.200	13.00	8,430,698
Band 12	460,433.678	12.96	5,967,220
Band 13	947,230.069	12.92	12,238,212
Band 14	1,982,636.026	12.85	25,476,873
Band 15	449,216.397	12.81	5,754,462
Band 16	63,056.209	12.74	803,336
Band 17	764,202.613	12.70	9,705,373
Band 18	41,506.860	12.66	525,477
Band 19	71,247.051	12.59	897,000
Band 20	882,135.386	12.89	11,370,725
Band 21	112,891.549	12.77	1,441,625
Band 25	11,959.470	13.61	162,768
Band 26	164,463.006	13.09	2,152,821
Band 27	63,501.891	12.99	824,890
Band 28	16,008.910	12.93	206,995
Band 29	95,842.223	12.91	1,237,323
Band 30	54,383.802	12.81	696,657
Band 31	37,675.342	12.76	480,737
Band 32	769.901	12.65	9,739
Band 33	575.185	12.59	7,242
Band 34	498.577	12.53	6,247
Band 35	8,339.264	11.00	91,732
Band 36	6,932.949	10.98	76,124
Band 37	11,315.658	10.96	124,020
Band 38	73,824.797	11.68	862,274
Band 39	1,112.865	10.94	12,175
Band 40	5,691.533	10.92	62,152

179

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Growth Portfolio - Service
Class (continued)
Band 41	15,869.851	$ 12.81	$ 203,293
Band 42	153.951	12.74	1,961
Band 43	27,344.159	12.69	346,997
Band 44	652.451	12.56	8,195
Band 45	7,419.680	12.51	92,820
Band 46	342,900.200	11.92	4,087,370
Band 47	55,471.703	11.86	657,894
Band 50	5,002.627	11.62	58,131
Band 51	1,132.650	11.56	13,093
Band 52	1,026.870	11.68	11,994
Band 55	4,834.292	11.66	56,368
	11,875,335.398		$ 153,526,877

180

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,921.933	$ 14.93	$ 28,694
Band 3	390.764	14.63	5,717
Band 4	31,721.089	14.72	466,934
Band 5	3,700.431	14.68	54,322
Band 6	439,091.095	14.59	6,406,339
Band 7	425,890.728	14.55	6,196,710
Band 8	281,361.363	14.47	4,071,299
Band 9	38,536.528	14.42	555,697
Band 10	383,820.540	14.38	5,519,339
Band 11	221,720.286	14.34	3,179,469
Band 12	72,232.841	14.30	1,032,930
Band 13	268,538.379	14.26	3,829,357
Band 14	611,377.205	14.18	8,669,329
Band 15	156,547.002	14.14	2,213,575
Band 16	13,322.474	14.05	187,181
Band 17	371,737.800	14.01	5,208,047
Band 18	24,319.062	13.97	339,737
Band 19	71,979.838	13.89	999,800
Band 20	231,322.736	14.22	3,289,409
Band 21	16,158.984	14.10	227,842
Band 25	3,434.810	15.01	51,556
Band 26	11,923.961	13.36	159,304
Band 27	3,294.784	13.25	43,656
Band 29	24,148.319	13.18	318,275
Band 30	11,999.466	13.07	156,833
Band 31	4,759.085	13.01	61,916
Band 41	82.261	13.07	1,075
Band 43	67,335.986	12.95	872,001
Band 44	413.667	12.82	5,303
Band 45	2,312.828	12.77	29,535
Band 46	228,799.175	12.24	2,800,502
Band 47	44,037.785	12.18	536,380
Band 50	2,109.274	11.52	24,299
Band 51	1,429.894	11.46	16,387
	4,071,772.373		$ 57,558,749

181

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Value Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	26,534.096	$ 17.60	$ 467,000
Band 10	69,410.203	17.36	1,204,961
Band 11	1,467.982	17.32	25,425
Band 12	18,178.949	17.27	313,950
Band 13	1,720.093	12.33	21,209
Band 14	9,064.291	12.78	115,842
Band 15	40,122.661	12.76	511,965
Band 17	4,649.623	12.68	58,957
Band 20	75,598.460	17.18	1,298,782
Band 46	23,411.669	12.18	285,154
	270,158.027		$ 4,303,245

182

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Capital Guardian U.S. Equities Portfolio - Service
Class
Contracts in accumulation period:
Band 2	41,375.784	$ 12.62	$ 522,162
Band 3	3,940.333	12.27	48,348
Band 4	61,898.646	12.37	765,686
Band 5	377,119.318	12.32	4,646,110
Band 6	3,795,553.473	12.23	46,419,619
Band 7	5,752,910.331	12.18	70,070,448
Band 8	1,738,201.389	12.08	20,997,473
Band 9	754,475.449	12.03	9,076,340
Band 10	3,202,081.584	11.98	38,360,937
Band 11	3,127,140.195	11.93	37,306,783
Band 12	2,310,206.757	11.89	27,468,358
Band 13	4,247,540.874	11.84	50,290,884
Band 14	6,542,509.735	11.74	76,809,064
Band 15	307,487.674	11.70	3,597,606
Band 16	203,205.738	11.60	2,357,187
Band 17	2,564,461.620	11.56	29,645,176
Band 18	151,157.182	11.51	1,739,819
Band 19	415,169.532	11.42	4,741,236
Band 20	2,211,563.888	11.79	26,074,338
Band 21	514,759.215	11.65	5,996,945
Band 24	1,322.909	13.14	17,383
Band 25	116,113.233	12.72	1,476,960
Band 26	10,396.581	12.06	125,383
Band 27	2,519.464	11.96	30,133
Band 28	134.509	11.92	1,603
Band 29	15,674.095	11.90	186,522
Band 30	9,099.635	11.80	107,376
Band 31	11,586.203	11.75	136,138
Band 34	1,238.777	11.55	14,308
Band 38	8,251.215	10.75	88,701
Band 41	3,365.381	11.80	39,711
Band 43	16,778.441	11.69	196,140
Band 44	479.383	11.58	5,551
Band 45	6,003.480	11.53	69,220
Band 46	460,445.287	11.02	5,074,107
Band 47	90,178.139	10.97	989,254
Band 50	810.721	10.69	8,667
	39,077,156.170		$ 465,501,676

183

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Capital Guardian U.S. Equities Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	85,089.079	$ 16.53	$ 1,406,522
Band 7	778.498	16.48	12,830
Band 10	61,309.819	16.31	999,963
Band 11	7,183.987	16.26	116,812
Band 12	43,368.824	16.22	703,442
Band 13	8,917.391	11.10	98,983
Band 14	7,718.397	11.50	88,762
Band 15	45,487.822	11.48	522,200
Band 17	27,543.296	11.41	314,269
Band 20	243,489.856	16.13	3,927,491
Band 46	28,305.750	10.97	310,514
	559,192.719		$ 8,501,788

ING EquitiesPlus Portfolio - Service Class
Contracts in accumulation period:
Band 2	33,885.891	$ 10.96	$ 371,389
Band 3	26.730	10.89	291
Band 4	52,563.300	10.91	573,466
Band 5	97,808.758	10.90	1,066,115
Band 6	1,487,268.358	10.88	16,181,480
Band 7	980,653.267	10.87	10,659,701
Band 8	1,266,716.997	10.85	13,743,879
Band 9	216,370.620	10.84	2,345,458
Band 10	304,468.894	10.84	3,300,443
Band 11	2,510,184.299	10.83	27,185,296
Band 12	359,078.939	10.82	3,885,234
Band 13	771,491.131	10.81	8,339,819
Band 14	874,836.411	10.79	9,439,485
Band 15	9,822.869	10.78	105,891
Band 16	4,930.639	10.76	53,054
Band 17	165,510.473	10.75	1,779,238
Band 18	13,423.780	10.74	144,171
Band 19	59,565.660	10.72	638,544
Band 20	177,360.350	10.80	1,915,492
Band 21	29,016.240	10.77	312,505
Band 25	6,234.082	10.97	68,388
Band 27	1,134.594	10.91	12,378
Band 29	4,202.443	10.87	45,681
Band 30	6,034.792	10.82	65,296
Band 43	409.812	10.75	4,405
Band 46	16,378.412	10.73	175,740
Band 47	660.556	10.71	7,075
Band 53	227.425	11.44	2,602
	9,450,265.722		$ 102,422,516

ING EquitiesPlus Portfolio - Service 2 Class
Contracts in accumulation period:
Band 15	3,075.878	$ 10.75	$ 33,066
	3,075.878		$ 33,066

184

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Band 1	12.087	$ 12.48	$ 151
Band 2	8,114.103	13.16	106,782
Band 3	433.446	12.99	5,630
Band 4	46,973.027	13.04	612,528
Band 5	69,288.742	13.01	901,447
Band 6	1,874,723.314	12.96	24,296,414
Band 7	1,733,494.198	12.94	22,431,415
Band 8	996,338.252	12.89	12,842,800
Band 9	149,812.671	12.87	1,928,089
Band 10	1,676,944.667	12.84	21,531,970
Band 11	744,272.037	12.82	9,541,568
Band 12	401,784.715	12.79	5,138,827
Band 13	1,188,198.548	12.77	15,173,295
Band 14	2,123,732.021	12.72	27,013,871
Band 15	670,334.933	12.70	8,513,254
Band 16	77,980.195	12.65	986,449
Band 17	1,606,318.701	12.63	20,287,805
Band 18	45,861.023	12.60	577,849
Band 19	68,808.411	12.56	864,234
Band 20	1,027,930.977	12.75	13,106,120
Band 21	129,684.155	12.68	1,644,395
Band 25	8,722.933	13.21	115,230
Band 26	118,427.024	13.18	1,560,868
Band 27	34,967.490	13.03	455,626
Band 28	11,830.523	12.96	153,324
Band 29	293,295.858	12.94	3,795,248
Band 30	53,812.621	12.79	688,263
Band 31	65,076.215	12.72	827,769
Band 32	652.948	12.59	8,221
Band 33	201.769	12.49	2,520
Band 34	3,320.841	12.42	41,245
Band 38	13,967.817	12.06	168,452
Band 41	52,193.184	12.80	668,073
Band 42	12,168.735	12.70	154,543
Band 43	37,755.063	12.63	476,846
Band 44	8,261.604	12.46	102,940
Band 45	23,535.735	12.39	291,608
Band 46	588,535.034	12.96	7,627,414
Band 47	71,272.698	12.90	919,418
Band 50	855.381	11.98	10,247
Band 51	848.400	11.93	10,121
Band 52	471.924	12.05	5,687
Band 55	6,040.266	12.03	72,664
	16,047,254.286		$ 205,661,220

185

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Band 4	2,616.185	$ 12.39	$ 32,415
Band 6	25,298.088	12.32	311,672
Band 7	46,370.644	12.30	570,359
Band 8	23,973.210	12.25	293,672
Band 9	12,736.181	12.23	155,763
Band 10	96,693.411	12.21	1,180,627
Band 11	13,288.517	12.18	161,854
Band 12	452.335	12.16	5,500
Band 13	17,975.486	12.14	218,222
Band 14	55,333.054	12.09	668,977
Band 15	14,872.978	12.07	179,517
Band 16	11,625.528	12.02	139,739
Band 17	62,574.590	12.00	750,895
Band 19	3,767.859	11.93	44,951
Band 20	24,521.697	12.11	296,958
Band 21	3,809.698	12.05	45,907
Band 26	48,060.666	12.53	602,200
Band 27	15,969.241	12.39	197,859
Band 28	6,988.386	12.32	86,097
Band 29	107,627.603	12.30	1,323,820
Band 30	21,713.821	12.16	264,040
Band 31	8,614.281	12.09	104,147
Band 33	334.823	11.87	3,974
Band 34	508.677	11.81	6,007
Band 35	1,062.918	13.17	13,999
Band 36	710.685	13.10	9,310
Band 37	322.848	13.05	4,213
Band 38	5,798.378	13.08	75,843
Band 39	456.915	13.01	5,944
Band 40	1,243.921	12.96	16,121
Band 41	103.513	12.16	1,259
Band 42	1,299.876	12.07	15,690
Band 43	2,431.509	12.01	29,202
Band 46	54,624.502	11.54	630,367
Band 47	7,068.084	11.48	81,142
	700,850.108		$ 8,528,262

ING Evergreen Omega Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	24,037.389	$ 12.25	$ 294,458
Band 10	11,850.200	12.14	143,861
Band 12	5,514.188	12.09	66,667
Band 15	23,982.460	12.00	287,790
Band 17	10,635.384	11.94	126,986
Band 20	13,667.359	12.05	164,692
Band 46	18,901.821	11.48	216,993
	108,588.801		$ 1,301,447

186

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Currently payable annuity contracts	297.110	$ 17.22	$ 5,116
Contracts in accumulation period:
Band 1	18,357.639	12.84	235,712
Band 2	182,888.415	17.22	3,149,339
Band 3	19,148.254	16.78	321,308
Band 4	330,637.167	16.91	5,591,074
Band 5	464,151.706	16.85	7,820,956
Band 6	8,909,281.963	16.72	148,963,194
Band 7	7,733,885.770	16.66	128,846,537
Band 8	5,667,698.195	16.54	93,743,728
Band 9	1,307,367.856	16.48	21,545,422
Band 10	5,886,750.501	16.42	96,660,443
Band 11	5,914,407.636	16.36	96,759,709
Band 12	1,931,572.483	16.30	31,484,631
Band 13	5,746,779.108	16.24	93,327,693
Band 14	8,261,322.078	16.12	133,172,512
Band 15	1,314,411.553	16.06	21,109,450
Band 16	321,727.369	15.94	5,128,334
Band 17	4,157,764.254	15.88	66,025,296
Band 18	193,993.122	15.82	3,068,971
Band 19	393,393.452	15.71	6,180,211
Band 20	2,961,717.601	16.18	47,920,591
Band 21	500,348.646	16.00	8,005,578
Band 24	436.209	17.86	7,791
Band 25	124,191.285	17.35	2,154,719
Band 26	187,448.301	15.15	2,839,842
Band 27	73,706.605	15.03	1,107,810
Band 28	8,299.814	14.97	124,248
Band 29	218,934.965	14.95	3,273,078
Band 30	74,503.067	14.82	1,104,135
Band 31	62,176.505	14.76	917,725
Band 32	716.031	14.65	10,490
Band 34	736.637	14.51	10,689
Band 38	62,798.237	12.38	777,442
Band 41	57,028.471	14.83	845,732
Band 42	18,373.085	14.75	271,003
Band 43	96,124.227	14.69	1,412,065
Band 44	2,676.981	14.54	38,923
Band 45	4,478.720	14.48	64,852
Band 46	1,692,239.231	14.44	24,435,934
Band 47	229,272.525	14.37	3,294,646
Band 50	16,263.086	12.27	199,548
Band 51	4,010.097	12.21	48,963
Band 52	830.511	12.34	10,249
Band 53	1,500.112	12.29	18,436
Band 54	3,069.424	12.23	37,539
Band 55	6,946.718	12.32	85,584
	65,164,662.722		$ 1,062,157,248

187

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	464,848.281	$ 21.75	$ 10,110,450
Band 7	5,960.481	21.69	129,283
Band 10	352,491.307	21.46	7,564,463
Band 11	6,975.451	21.40	149,275
Band 12	96,371.790	21.34	2,056,574
Band 13	268.431	14.55	3,906
Band 14	97,073.019	16.67	1,618,207
Band 15	265,931.289	16.63	4,422,437
Band 17	137,097.687	16.54	2,267,596
Band 20	682,669.693	21.23	14,493,078
Band 46	296,583.831	14.37	4,261,910
	2,406,271.260		$ 47,077,179

188

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	5,679.957	$ 10.98	$ 62,366
Band 3	2,324.821	10.11	23,504
Band 4	55,810.049	10.91	608,888
Band 5	61,457.791	10.89	669,275
Band 6	2,143,005.601	10.86	23,273,041
Band 7	2,275,741.904	10.85	24,691,800
Band 8	217,784.462	10.82	2,356,428
Band 9	222,433.173	10.80	2,402,278
Band 10	1,177,872.319	10.79	12,709,242
Band 11	764,526.485	10.78	8,241,596
Band 12	492,247.865	10.76	5,296,587
Band 13	897,659.451	10.75	9,649,839
Band 14	2,399,512.021	10.72	25,722,769
Band 15	233,510.094	10.70	2,498,558
Band 16	58,373.261	10.67	622,843
Band 17	812,991.782	10.66	8,666,492
Band 18	38,395.095	10.64	408,524
Band 19	130,463.628	10.61	1,384,219
Band 20	1,494,229.007	10.73	16,033,077
Band 21	250,186.901	10.69	2,674,498
Band 25	20,748.790	10.19	211,430
Band 26	199,633.924	11.00	2,195,973
Band 27	100,958.357	10.91	1,101,456
Band 28	28,147.899	10.86	305,686
Band 29	214,553.127	10.85	2,327,901
Band 30	117,791.172	10.76	1,267,433
Band 31	156,027.382	10.72	1,672,614
Band 32	2,348.582	10.63	24,965
Band 33	3,555.480	10.57	37,581
Band 34	6,395.519	10.53	67,345
Band 35	89,841.771	10.21	917,284
Band 36	4,462.769	10.18	45,431
Band 37	1,436.805	10.15	14,584
Band 38	33,236.525	10.17	338,015
Band 39	5,866.136	10.14	59,483
Band 40	4,918.252	10.11	49,724
Band 41	3,849.375	10.76	41,419
Band 42	13,468.202	10.70	144,110
Band 43	24,048.427	10.66	256,356
Band 45	347.471	10.51	3,652
Band 46	124,085.861	10.63	1,319,033
Band 47	24,965.210	10.59	264,382
Band 50	11.941	11.18	134
Band 55	412.683	11.23	4,634
	14,915,317.327		$ 160,666,449

189

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Mid Cap Growth Portfolio - Service Class
Currently payable annuity contracts	865.958	$ 27.63	$ 23,926
Contracts in accumulation period:
Band 1	16,529.722	28.37	468,948
Band 2	240,233.143	27.63	6,637,642
Band 3	1,212.157	26.36	31,952
Band 4	98,067.694	26.72	2,620,369
Band 5	99,828.612	26.54	2,649,451
Band 6	2,192,302.311	26.15	57,328,705
Band 7	1,808,259.854	26.01	47,032,839
Band 8	1,527,853.565	25.67	39,220,001
Band 9	416,252.941	25.50	10,614,450
Band 10	772,673.669	25.32	19,564,097
Band 11	2,104,444.753	25.15	52,926,786
Band 12	528,009.231	24.99	13,194,951
Band 13	1,289,137.597	24.82	31,996,395
Band 14	2,014,451.526	24.49	49,333,918
Band 15	146,204.433	24.32	3,555,692
Band 16	32,181.315	24.00	772,352
Band 17	616,160.961	23.83	14,683,116
Band 18	20,073.615	23.67	475,142
Band 19	80,705.750	23.36	1,885,286
Band 20	592,635.203	24.65	14,608,458
Band 21	87,374.242	24.16	2,110,962
Band 22	497.310	26.72	13,288
Band 23	7,868.927	26.15	205,772
Band 24	52.662	29.53	1,555
Band 25	44,295.450	28.00	1,240,273
Band 26	9,001.159	11.91	107,204
Band 27	1,029.980	11.82	12,174
Band 28	633.862	11.77	7,461
Band 29	21,147.103	11.75	248,478
Band 30	3,061.764	11.66	35,700
Band 31	2,256.899	11.61	26,203
Band 32	763.766	11.52	8,799
Band 38	9,323.319	10.99	102,463
Band 41	475.220	11.66	5,541
Band 42	5,520.501	11.59	63,983
Band 43	2,496.355	11.55	28,833
Band 44	764.850	11.43	8,742
Band 45	3,875.175	11.39	44,138
Band 46	320,371.387	10.41	3,335,066
Band 47	40,149.199	10.36	415,946
	15,159,043.140		$ 377,647,057

190

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Mid Cap Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	255,576.266	$ 15.79	$ 4,035,549
Band 7	833.490	15.75	13,127
Band 8	716.778	15.66	11,225
Band 10	150,313.569	15.58	2,341,885
Band 11	633.469	15.53	9,838
Band 12	83,316.751	15.49	1,290,576
Band 14	60,763.079	11.09	673,863
Band 15	88,057.211	11.07	974,793
Band 17	85,850.915	11.01	945,219
Band 20	402,428.048	15.41	6,201,416
Band 46	137,429.754	10.36	1,423,772
	1,265,919.330		$ 17,921,263

ING Focus 5 Portfolio - Service Class
Contracts in accumulation period:
Band 4	79,047.890	$ 10.41	$ 822,889
Band 6	1,412,784.154	10.40	14,692,955
Band 7	195,220.747	10.40	2,030,296
Band 8	624,410.784	10.40	6,493,872
Band 9	7,682.142	10.39	79,817
Band 10	3,410,380.948	10.39	35,433,858
Band 11	12,115.287	10.39	125,878
Band 12	44,999.871	10.39	467,549
Band 13	688,897.269	10.39	7,157,643
Band 14	663,066.100	10.38	6,882,626
Band 15	377,604.420	10.38	3,919,534
Band 16	54,689.263	10.38	567,675
Band 17	1,263,273.701	10.37	13,100,148
Band 18	1,372.593	10.37	14,234
Band 19	8,188.611	10.37	84,916
Band 20	44,307.998	10.38	459,917
Band 21	29,163.195	10.38	302,714
Band 38	138,095.183	10.42	1,438,952
Band 46	423,732.906	10.37	4,394,110
Band 47	77,433.199	10.36	802,208
Band 50	1,187.638	10.39	12,340
Band 51	3,477.129	10.38	36,093
Band 52	14,869.619	10.40	154,644
Band 55	6,977.015	10.40	72,561
	9,582,977.662		$ 99,547,429

191

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 2	22,145.289	$ 11.13	$ 246,477
Band 3	399.536	11.07	4,423
Band 4	240,036.324	11.09	2,662,003
Band 5	71,089.957	11.08	787,677
Band 6	3,440,430.320	11.06	38,051,159
Band 7	1,739,830.516	11.05	19,225,127
Band 8	2,111,386.041	11.03	23,288,588
Band 9	739,397.947	11.02	8,148,165
Band 10	5,223,390.969	11.01	57,509,535
Band 11	1,262,187.195	11.00	13,884,059
Band 12	270,225.888	10.99	2,969,783
Band 13	2,094,650.797	10.98	22,999,266
Band 14	3,220,954.397	10.96	35,301,660
Band 15	1,629,600.864	10.96	17,860,425
Band 16	317,202.226	10.94	3,470,192
Band 17	2,999,604.506	10.93	32,785,677
Band 18	16,154.101	10.92	176,403
Band 19	148,077.233	10.90	1,614,042
Band 20	780,229.070	10.97	8,559,113
Band 21	396,949.339	10.95	4,346,595
Band 26	335,394.643	11.14	3,736,296
Band 27	68,698.846	11.09	761,870
Band 28	48,877.314	11.06	540,583
Band 29	641,840.337	11.05	7,092,336
Band 30	224,941.993	10.99	2,472,113
Band 31	106,850.822	10.96	1,171,085
Band 32	9,222.911	10.91	100,622
Band 33	2,349.712	10.87	25,541
Band 34	90.394	10.84	980
Band 38	263,422.576	11.20	2,950,333
Band 41	58,851.442	10.99	646,777
Band 42	9,941.910	10.96	108,963
Band 43	183,951.943	10.93	2,010,595
Band 44	6,064.594	10.86	65,861
Band 45	85,789.393	10.83	929,099
Band 46	2,010,836.626	10.91	21,938,228
Band 47	304,953.757	10.88	3,317,897
Band 50	1,096.194	11.07	12,135
Band 51	11,199.867	11.02	123,423
Band 52	442.886	11.13	4,929
Band 53	469.205	11.09	5,203
Band 54	259.239	11.04	2,862
Band 55	17,787.659	11.11	197,621

	31,117,276.778		$ 342,105,721

192

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Franklin Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	93,155.593	$ 11.04	$ 1,028,438
Band 10	188,787.028	10.99	2,074,769
Band 12	35,484.175	10.97	389,261
Band 14	29,567.470	10.94	323,468
Band 15	49,538.083	10.93	541,451
Band 17	85,411.845	10.91	931,843
Band 20	175,507.869	10.95	1,921,811
Band 46	166,114.986	10.89	1,808,992
	823,567.049		$ 9,020,033

193

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 2	19,628.212	$ 11.92	$ 233,968
Band 3	851.677	11.89	10,126
Band 4	151,724.628	11.90	1,805,523
Band 5	29,733.308	11.90	353,826
Band 6	2,191,898.918	11.89	26,061,678
Band 7	738,660.863	11.88	8,775,291
Band 8	1,229,968.414	11.87	14,599,725
Band 9	338,483.270	11.87	4,017,796
Band 10	3,512,367.522	11.87	41,691,802
Band 11	443,087.373	11.86	5,255,016
Band 12	145,499.374	11.86	1,725,623
Band 13	1,167,085.612	11.85	13,829,965
Band 14	1,584,358.257	11.85	18,774,645
Band 15	969,861.981	11.84	11,483,166
Band 16	146,037.096	11.83	1,727,619
Band 17	1,062,143.681	11.83	12,565,160
Band 18	4,174.524	11.83	49,385
Band 19	38,202.382	11.82	451,552
Band 20	379,401.448	11.85	4,495,907
Band 21	223,237.734	11.84	2,643,135
Band 26	168,064.502	11.92	2,003,329
Band 27	23,533.052	11.90	280,043
Band 28	24,071.453	11.89	286,210
Band 29	282,945.900	11.88	3,361,397
Band 30	65,138.879	11.86	772,547
Band 31	70,038.889	11.85	829,961
Band 32	741.389	11.82	8,763
Band 33	3,854.605	11.81	45,523
Band 34	332.450	11.79	3,920
Band 38	246,291.721	11.92	2,935,797
Band 41	18,253.663	11.86	216,488
Band 42	11,674.209	11.84	138,223
Band 43	67,823.281	11.83	802,349
Band 44	12,527.562	11.80	147,825
Band 45	41,527.497	11.79	489,609
Band 46	1,251,632.787	11.82	14,794,300
Band 47	139,255.832	11.81	1,644,611
Band 50	1,988.925	11.85	23,569
Band 51	3,769.909	11.83	44,598
Band 52	414.924	11.88	4,929
Band 54	193.966	11.84	2,297
Band 55	9,617.104	11.87	114,155
	16,820,098.773		$ 199,501,351

194

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Franklin Templeton Founding Strategy Portfolio -
Service Class
Contracts in accumulation period:
Band 2	286.974	$ 9.63	$ 2,764
Band 4	715,454.198	9.62	6,882,669
Band 5	65,101.248	9.61	625,623
Band 6	7,707,311.018	9.61	74,067,259
Band 7	630,620.125	9.60	6,053,953
Band 8	3,664,178.474	9.60	35,176,113
Band 9	288,899.923	9.59	2,770,550
Band 10	14,012,615.550	9.59	134,380,983
Band 11	206,683.635	9.59	1,982,096
Band 12	162,775.021	9.58	1,559,385
Band 13	3,338,383.680	9.58	31,981,716
Band 14	5,635,103.382	9.57	53,927,939
Band 15	3,084,069.776	9.57	29,514,548
Band 16	1,133,381.977	9.56	10,835,132
Band 17	3,476,457.823	9.56	33,234,937
Band 18	375.827	9.56	3,593
Band 19	61,986.483	9.55	591,971
Band 20	309,667.214	9.58	2,966,612
Band 21	354,590.252	9.57	3,393,429
Band 26	62,481.712	9.64	602,324
Band 27	23,385.387	9.62	224,967
Band 28	1,719.642	9.61	16,526
Band 29	64,468.823	9.60	618,901
Band 30	118,026.947	9.58	1,130,698
Band 31	33,974.376	9.57	325,135
Band 32	21,238.324	9.55	202,826
Band 34	5,070.961	9.53	48,326
Band 38	3,804,095.133	9.63	36,633,436
Band 41	29,186.765	9.58	279,609
Band 42	218.601	9.57	2,092
Band 43	94,701.083	9.56	905,342
Band 44	3,403.002	9.54	32,465
Band 45	4,388.491	9.53	41,822
Band 46	4,152,264.257	9.55	39,654,124
Band 47	596,214.213	9.54	5,687,884
Band 50	118,674.445	9.58	1,136,901
Band 51	18,665.043	9.56	178,438
Band 52	11,728.035	9.60	112,589
Band 53	11,783.604	9.59	113,005
Band 54	5,126.877	9.57	49,064
Band 55	278,593.221	9.60	2,674,495
	54,307,351.522		$ 520,622,241

195

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 2	669.001	$ 12.54	$ 8,389
Band 3	965.993	12.46	12,036
Band 4	107,813.051	12.48	1,345,507
Band 5	35,330.317	12.47	440,569
Band 6	1,270,230.349	12.45	15,814,368
Band 7	734,011.174	12.44	9,131,099
Band 8	1,111,927.754	12.42	13,810,143
Band 9	96,255.823	12.41	1,194,535
Band 10	2,153,513.945	12.40	26,703,573
Band 11	338,634.207	12.39	4,195,678
Band 12	81,622.793	12.38	1,010,490
Band 13	807,123.536	12.37	9,984,118
Band 14	1,134,336.957	12.35	14,009,061
Band 15	604,316.414	12.34	7,457,265
Band 16	99,779.042	12.32	1,229,278
Band 17	1,326,783.217	12.30	16,319,434
Band 18	3,296.806	12.29	40,518
Band 19	74,866.485	12.27	918,612
Band 20	295,272.804	12.36	3,649,572
Band 21	82,833.534	12.33	1,021,337
Band 26	44,958.782	12.55	564,233
Band 27	10,346.918	12.48	129,130
Band 28	4,019.758	12.45	50,046
Band 29	106,325.548	12.44	1,322,690
Band 30	24,008.682	12.38	297,227
Band 31	13,622.113	12.35	168,233
Band 32	69.026	12.29	848
Band 38	86,260.981	11.88	1,024,780
Band 41	53,399.977	12.38	661,092
Band 42	5,586.379	12.34	68,936
Band 43	52,425.396	12.31	645,357
Band 44	546.545	12.23	6,684
Band 45	10,814.283	12.20	131,934
Band 46	867,793.283	12.28	10,656,502
Band 47	85,848.024	12.25	1,051,638
Band 50	2,373.732	11.79	27,986
Band 51	2,754.289	11.74	32,335
Band 52	2,198.996	11.85	26,058
Band 53	1,853.805	11.81	21,893
Band 54	3,288.883	11.75	38,644
Band 55	15,919.568	11.84	188,488
	11,753,998.170		$ 145,410,316

196

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	38,325.267	$ 12.42	$ 476,000
Band 8	1,016.670	12.39	12,597
Band 10	49,057.574	12.36	606,352
Band 11	2,723.488	12.35	33,635
Band 12	2,668.393	12.34	32,928
Band 13	1,736.005	12.33	21,405
Band 14	29,801.914	12.31	366,862
Band 15	18,243.320	12.30	224,393
Band 17	9,077.338	12.27	111,379
Band 20	34,112.562	12.32	420,267
Band 46	35,135.642	12.25	430,412
	221,898.173		$ 2,736,230

197

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Resources Portfolio - Service Class
Currently payable annuity contracts	667.598	$ 50.97	$ 34,027
Contracts in accumulation period:
Band 1	10,163.953	52.95	538,181
Band 2	99,347,707	50.97	5,063,753
Band 3	11,031.316	47.66	525,753
Band 4	65,345.579	48.66	3,179,716
Band 5	55,066.925	48.14	2,650,922
Band 6	2,063,889.993	47.29	97,601,358
Band 7	1,693,349.085	46.77	79,197,937
Band 8	1,716,584.233	45.95	78,877,046
Band 9	175,075.412	45.44	7,955,427
Band 10	2,276,793.132	45.01	102,478,459
Band 11	928,031.563	44.58	41,371,647
Band 12	316,831.188	44.15	13,988,097
Band 13	1,449,551.735	43.73	63,388,897
Band 14	2,437,495.441	42.89	104,544,179
Band 15	878,651.843	42.48	37,325,130
Band 16	159,699.051	41.67	6,654,659
Band 17	1,971,707.077	41.27	81,372,351
Band 18	38,971.401	40.87	1,592,761
Band 19	101,513.119	40.09	4,069,661
Band 20	678,531.949	43.31	29,387,219
Band 21	111,002.907	42.07	4,669,892
Band 25	64,124.884	51.96	3,331,929
Band 26	96,377.569	21.31	2,053,806
Band 27	25,884.763	21.14	547,204
Band 28	19,985.544	21.05	420,696
Band 29	369,818.183	21.02	7,773,578
Band 30	74,303.414	20.85	1,549,226
Band 31	43,463.981	20.76	902,312
Band 32	2,045.861	20.60	42,145
Band 33	124.168	20.48	2,543
Band 34	868.470	20.40	17,717
Band 38	86,894.551	15.19	1,319,928
Band 41	53,109.082	20.85	1,107,324
Band 42	13,996.033	20.74	290,278
Band 43	83,272.662	20.65	1,719,580
Band 44	395.476	20.45	8,087
Band 45	22,097.128	20.37	450,118
Band 46	1,521,335.135	21.61	32,876,052
Band 47	303,654.064	21.51	6,531,599
Band 50	13,944.765	15.03	209,590
Band 51	7,809.562	14.96	116,831
Band 52	5,187.983	15.11	78,390
Band 53	942.618	15.05	14,186
Band 54	7,928.716	14.98	118,772
Band 55	12,631.380	15.09	190,608
	20,069,498.199		$ 828,139,571

198

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Resources Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	303,919.914	$ 32.84	$ 9,980,730
Band 7	792.592	32.75	25,957
Band 10	179,667.765	32.40	5,821,236
Band 11	2,710.715	32.32	87,610
Band 12	46,980.624	32.23	1,514,186
Band 13	1,137.802	21.79	24,793
Band 14	75,762.994	22.12	1,675,877
Band 15	174,725.141	22.07	3,856,184
Band 17	87,965.381	21.95	1,930,840
Band 20	393,708.403	32.06	12,622,291
Band 46	168,841.850	21.52	3,633,477
	1,436,213.181		$ 41,173,181

199

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Technology Portfolio - Service Class
Contracts in accumulation period:
Band 2	14,985.032	$ 8.54	$ 127,972
Band 4	72,063.524	8.40	605,334
Band 5	23,943.114	8.37	200,404
Band 6	1,723,582.050	8.32	14,340,203
Band 7	1,535,170.853	8.29	12,726,566
Band 8	943,568.753	8.23	7,765,571
Band 9	129,200.166	8.20	1,059,441
Band 10	1,900,162.142	8.18	15,543,326
Band 11	749,506.829	8.15	6,108,481
Band 12	318,940.897	8.12	2,589,800
Band 13	1,578,371.357	8.09	12,769,024
Band 14	2,256,524.114	8.04	18,142,454
Band 15	632,937.194	8.01	5,069,827
Band 16	152,170.753	7.96	1,211,279
Band 17	1,413,657.634	7.93	11,210,305
Band 18	83,485.858	7.90	659,538
Band 19	161,093.224	7.85	1,264,582
Band 20	610,746.478	8.07	4,928,724
Band 21	169,342.554	7.98	1,351,354
Band 25	15,233.377	8.60	131,007
Band 26	13,360.803	13.47	179,970
Band 27	1,953.259	13.36	26,096
Band 28	1,254.211	13.30	16,681
Band 29	180,007.059	13.29	2,392,294
Band 30	10,031.449	13.18	132,214
Band 31	4,026.460	13.12	52,827
Band 38	38,954.971	12.15	473,303
Band 41	25,711.969	13.18	338,884
Band 42	2,030.245	13.11	26,617
Band 43	12,395.205	13.05	161,757
Band 45	17,765.306	12.87	228,639
Band 46	522,005.781	11.65	6,081,367
Band 47	137,912.570	11.59	1,598,407
Band 50	313.878	12.13	3,807
Band 51	1,412.131	12.07	17,044
Band 52	1,634.792	12.19	19,928
Band 53	214.135	12.15	2,602
Band 55	1,218.433	12.18	14,841
	15,456,888.560		$ 129,572,470

200

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Technology Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	106,887.676	$ 18.50	$ 1,977,422
Band 10	61,079.861	18.25	1,114,707
Band 11	345.813	18.20	6,294
Band 12	20,908.565	18.15	379,490
Band 14	8,576.781	12.84	110,126
Band 15	63,335.807	12.81	811,332
Band 17	16,095.357	12.74	205,055
Band 20	126,035.079	18.06	2,276,194
Band 46	35,883.903	11.60	416,253
	439,148.842		$ 7,296,873

ING International Growth Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	5,627.633	$ 16.91	$ 95,163
Band 3	1,261.704	16.22	20,465
Band 4	7,497.140	16.42	123,103
Band 5	46,472.037	16.32	758,424
Band 6	1,563,388.435	16.01	25,029,849
Band 7	1,180,884.250	16.03	18,929,575
Band 8	737,699.691	15.84	11,685,163
Band 9	288,258.510	15.75	4,540,072
Band 10	322,016.363	15.65	5,039,556
Band 11	1,900,961.883	15.56	29,578,967
Band 12	220,094.184	15.47	3,404,857
Band 13	800,773.101	15.38	12,315,890
Band 14	1,185,389.485	15.19	18,006,066
Band 15	22,034.337	15.10	332,718
Band 16	16,068.596	14.92	239,743
Band 17	271,480.775	14.83	4,026,060
Band 18	23,789.231	14.74	350,653
Band 19	39,023.479	14.57	568,572
Band 20	355,952.094	15.28	5,438,948
Band 21	72,993.859	15.01	1,095,638
Band 25	21,730.567	17.11	371,810
Band 46	22,524.021	15.40	346,870
Band 47	6,766.792	15.33	103,735
	9,112,688.167		$ 142,401,897

201

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING International Growth Opportunities Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	98,140.766	$ 21.76	$ 2,135,543
Band 8	580.117	21.58	12,519
Band 10	53,685.524	21.47	1,152,628
Band 12	89,360.553	21.35	1,907,848
Band 14	13,351.165	17.04	227,504
Band 15	7,560.005	17.01	128,596
Band 17	33,396.459	16.91	564,734
Band 20	211,000.550	21.24	4,481,652
Band 46	13,872.384	15.33	212,664
	520,947.523		$ 10,823,688

202

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 2	29,339.286	$ 17.67	$ 518,425
Band 3	3,434.526	17.22	59,143
Band 4	153,250.290	17.35	2,658,893
Band 5	316,278.135	17.28	5,465,286
Band 6	5,272,666.798	17.16	90,478,962
Band 7	5,272,576.873	17.10	90,161,065
Band 8	3,126,657.115	16.97	53,059,371
Band 9	662,854.325	16.91	11,208,867
Band 10	5,642,272.399	16.85	95,072,290
Band 11	2,737,682.800	16.78	45,938,317
Band 12	1,262,148.605	16.72	21,103,125
Band 13	4,291,190.748	16.66	71,491,238
Band 14	6,992,348.524	16.54	115,653,445
Band 15	1,338,902.234	16.48	22,065,109
Band 16	381,898.834	16.36	6,247,865
Band 17	3,690,992.594	16.29	60,126,269
Band 18	139,208.559	16.23	2,259,355
Band 19	385,067.336	16.11	6,203,435
Band 20	1,934,522.241	16.60	32,113,069
Band 21	351,417.283	16.42	5,770,272
Band 25	58,488.904	17.80	1,041,102
Band 26	99,302.942	19.24	1,910,589
Band 27	61,494.957	19.03	1,170,249
Band 28	12,732.911	18.92	240,907
Band 29	234,885.768	18.89	4,436,992
Band 30	63,575.058	18.68	1,187,582
Band 31	63,929.640	18.57	1,187,173
Band 34	589.231	18.14	10,689
Band 38	140,768.317	14.43	2,031,287
Band 41	18,707.171	18.68	349,450
Band 42	13,224.299	18.54	245,179
Band 43	107,097.950	18.44	1,974,886
Band 44	1,329.189	18.20	24,191
Band 45	19,017.903	17.85	339,470
Band 46	1,520,429.375	16.49	25,071,880
Band 47	320,899.118	16.41	5,265,955
Band 50	26,797.826	14.23	381,333
Band 51	4,135.851	14.17	58,605
Band 52	2,546.929	14.31	36,447
Band 54	489.626	14.19	6,948
Band 55	6,384.027	14.29	91,228
	46,761,536.497		$ 784,715,943

203

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Janus Contrarian Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	226,996.950	$ 27.00	$ 6,128,918
Band 7	1,645.500	26.93	44,313
Band 10	245,964.436	26.64	6,552,493
Band 11	2,036.890	26.57	54,120
Band 12	99,107.687	26.50	2,626,354
Band 13	5,202.601	16.62	86,467
Band 14	77,763.849	18.32	1,424,634
Band 15	238,372.335	18.28	4,357,446
Band 17	119,470.990	18.18	2,171,983
Band 20	442,029.283	26.36	11,651,892
Band 46	263,020.738	16.42	4,318,801
	1,721,611.259		$ 39,417,421

ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Band 6	283,506.555	$ 39.30	$ 11,141,808
Band 7	7,169.493	39.19	280,972
Band 8	279.330	38.98	10,888
Band 10	188,114.964	38.77	7,293,217
Band 11	5,734.646	38.67	221,759
Band 12	43,313.122	38.57	1,670,587
Band 13	7,629.770	25.43	194,025
Band 14	81,824.599	26.49	2,167,534
Band 15	260,596.055	26.43	6,887,554
Band 17	64,376.659	26.28	1,691,819
Band 20	303,508.180	38.36	11,642,574
Band 46	183,745.537	25.11	4,613,850
	1,429,798.910		$ 47,816,587

204

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Currently payable annuity contracts	578.253	$ 26.46	$ 15,303
Contracts in accumulation period:
Band 1	7,751.025	27.00	209,278
Band 2	179,551.994	26.46	4,750,946
Band 3	12,911.560	25.55	329,890
Band 4	204,971.115	25.82	5,292,354
Band 5	155,298.961	25.69	3,989,630
Band 6	4,448,144.107	25.43	113,116,305
Band 7	3,353,331.696	25.31	84,872,825
Band 8	3,247,568.794	25.05	81,351,598
Band 9	448,152.077	24.93	11,172,431
Band 10	3,807,283.760	24.80	94,420,637
Band 11	1,692,940.432	24.68	41,781,770
Band 12	501,622.278	24.56	12,319,843
Band 13	2,898,043.782	24.43	70,799,210
Band 14	4,099,712.079	24.19	99,172,035
Band 15	1,761,542.266	24.07	42,400,322
Band 16	304,350.019	23.83	7,252,661
Band 17	3,562,995.630	23.71	84,478,626
Band 18	57,010.663	23.59	1,344,882
Band 19	244,587.110	23.35	5,711,109
Band 20	1,257,355.026	24.31	30,566,301
Band 21	151,276.492	23.95	3,623,072
Band 25	32,359.456	26.73	864,968
Band 26	135,439.139	25.41	3,441,509
Band 27	19,012.694	25.20	479,120
Band 28	33,485.429	25.10	840,484
Band 29	306,048.898	25.06	7,669,585
Band 30	79,600.834	24.86	1,978,877
Band 31	50,695.129	24.75	1,254,704
Band 32	1,158.423	24.56	28,451
Band 33	123.193	24.42	3,008
Band 34	1,419.438	24.32	34,521
Band 38	111,164.211	18.22	2,025,412
Band 41	76,881.453	24.86	1,911,273
Band 42	9,449.228	24.73	233,679
Band 43	101,163.219	24.62	2,490,638
Band 44	861.045	24.38	20,992
Band 45	16,513.936	24.28	400,958
Band 46	1,493,563.748	25.23	37,682,613
Band 47	262,409.089	25.12	6,591,716
Band 50	18,432.550	18.10	333,629
Band 51	2,799.218	18.01	50,414
Band 52	374.361	18.19	6,810
Band 53	2,659.687	18.12	48,194
Band 54	3,440.509	18.04	62,067
Band 55	1,260.509	18.17	22,903
	35,157,294.625		$ 867,447,553

205

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 1	668.551	$ 15.20	$ 10,162
Band 2	5,969.064	15.03	89,715
Band 3	2,812.724	14.73	41,431
Band 4	99,453.640	14.82	1,473,903
Band 5	41,320.760	14.77	610,308
Band 6	1,945,337.233	14.69	28,577,004
Band 7	1,611,100.522	14.65	23,602,623
Band 8	903,331.614	14.56	13,152,508
Band 9	243,395.209	14.52	3,534,098
Band 10	2,356,998.631	14.48	34,129,340
Band 11	508,207.199	14.44	7,338,512
Band 12	234,078.615	14.40	3,370,732
Band 13	1,367,669.267	14.36	19,639,731
Band 14	1,837,315.528	14.27	26,218,493
Band 15	810,007.398	14.23	11,526,405
Band 16	106,543.668	14.15	1,507,593
Band 17	1,346,685.558	14.11	19,001,733
Band 18	25,835.504	14.07	363,506
Band 19	113,397.342	13.99	1,586,429
Band 20	643,923.233	14.31	9,214,541
Band 21	152,836.710	14.19	2,168,753
Band 25	38,717.370	15.12	585,407
Band 26	113,965.768	15.07	1,717,464
Band 27	38,065.298	14.82	564,128
Band 28	11,325.097	14.69	166,366
Band 29	149,474.580	14.65	2,189,803
Band 30	50,963.979	14.40	733,881
Band 31	67,737.406	14.27	966,613
Band 32	230.799	14.03	3,238
Band 33	1,589.138	13.87	22,041
Band 34	894.762	13.75	12,303
Band 38	67,019.928	10.89	729,847
Band 41	32,022.034	15.37	492,179
Band 42	31,860.623	15.24	485,556
Band 43	120,218.005	15.14	1,820,101
Band 44	17,795.518	13.10	233,121
Band 45	7,753.824	12.85	99,637
Band 46	1,456,999.835	11.38	16,580,658
Band 47	152,983.600	11.32	1,731,774
Band 51	6,340.584	10.76	68,225
Band 54	921.705	10.77	9,927
Band 55	3,924.258	10.85	42,578
	16,727,692.081		$ 236,412,367

206

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	592,340.056	$ 17.62	$ 10,437,032
Band 7	933.185	17.57	16,396
Band 10	465,685.038	17.38	8,093,606
Band 11	21,057.547	17.33	364,927
Band 12	138,199.003	17.29	2,389,461
Band 13	5,492.483	11.46	62,944
Band 14	130,466.927	13.35	1,741,733
Band 15	382,367.418	13.32	5,093,134
Band 17	258,145.502	13.24	3,417,846
Band 20	860,300.063	17.20	14,797,161
Band 46	402,297.295	11.31	4,549,982
	3,257,284.517		$ 50,964,222

207

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Band 2	748.876	$ 12.40	$ 9,286
Band 4	96,624.803	12.32	1,190,418
Band 5	1,115.400	12.30	13,719
Band 6	181,685.395	12.27	2,229,280
Band 7	134,237.687	12.25	1,644,412
Band 8	124,868.044	12.22	1,525,887
Band 9	223,270.310	12.20	2,723,898
Band 10	218,600.489	12.19	2,664,740
Band 11	43,599.131	12.17	530,601
Band 12	2,532.279	12.15	30,767
Band 13	136,514.489	12.14	1,657,286
Band 14	145,633.167	12.11	1,763,618
Band 15	221,742.293	12.09	2,680,864
Band 16	4,363.495	12.06	52,624
Band 17	128,682.009	12.04	1,549,331
Band 18	201.725	12.02	2,425
Band 19	12,894.291	11.99	154,603
Band 20	27,830.515	12.12	337,306
Band 21	75,345.024	12.07	909,414
Band 26	269,279.180	12.42	3,344,447
Band 27	156,707.697	12.32	1,930,639
Band 28	42,279.698	12.27	518,772
Band 29	396,135.355	12.25	4,852,658
Band 30	328,219.053	12.15	3,987,861
Band 31	158,013.615	12.10	1,911,965
Band 32	4,086.972	12.01	49,085
Band 33	3,675.482	11.94	43,885
Band 34	6,631.685	11.90	78,917
Band 41	32,895.920	12.16	400,014
Band 42	10,077.567	12.09	121,838
Band 43	72,696.453	12.04	875,265
Band 44	2,260.951	11.92	26,951
Band 45	9,626.344	11.88	114,361
Band 46	105,034.036	12.01	1,261,459
Band 47	19,509.344	11.96	233,332
Band 51	4,592.051	11.27	51,752
	3,402,210.825		$ 41,473,680

208

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	28,869.243	$ 12.23	$ 353,071
Band 10	35,746.195	12.15	434,316
Band 12	1,652.097	12.12	20,023
Band 14	10,613.820	12.07	128,109
Band 15	29,262.393	12.05	352,612
Band 17	966.072	12.00	11,593
Band 20	18,536.759	12.08	223,924
Band 46	12,555.925	11.97	150,294
	138,202.504		$ 1,673,942

209

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,083.156	$ 21.30	$ 23,071
Band 2	40,185.107	21.06	846,298
Band 4	216,172.978	20.76	4,487,751
Band 5	112,237.865	20.70	2,323,324
Band 6	5,689,657.207	20.58	117,093,145
Band 7	3,167,587.987	20.52	64,998,905
Band 8	3,080,974.406	20.41	62,882,688
Band 9	476,481.965	20.35	9,696,408
Band 10	7,545,354.482	20.29	153,095,242
Band 11	1,469,233.840	20.23	29,722,601
Band 12	550,366.289	20.17	11,100,888
Band 13	3,196,050.527	20.11	64,272,576
Band 14	5,697,683.738	20.00	113,953,675
Band 15	2,195,699.355	19.94	43,782,245
Band 16	344,294.298	19.83	6,827,356
Band 17	4,055,520.842	19.77	80,177,647
Band 18	99,565.634	19.71	1,962,439
Band 19	294,411.628	19.60	5,770,468
Band 20	1,710,600.485	20.06	34,314,646
Band 21	354,416.395	19.88	7,045,798
Band 25	72,977.106	21.18	1,545,655
Band 26	359,311.497	21.12	7,588,659
Band 27	79,175.138	20.76	1,643,676
Band 28	63,529.006	20.58	1,307,427
Band 29	674,541.644	20.52	13,841,595
Band 30	100,240.295	20.17	2,021,847
Band 31	77,443.539	20.00	1,548,871
Band 32	2,527.508	19.66	49,691
Band 33	705.800	19.44	13,721
Band 34	5,120.564	19.27	98,673
Band 38	260,613.287	14.07	3,666,829
Band 41	68,904.638	22.32	1,537,952
Band 42	19,314.106	22.12	427,228
Band 43	150,443.634	21.98	3,306,751
Band 44	10,244.554	18.67	191,266
Band 45	25,213.907	18.35	462,675
Band 46	2,680,925.711	17.01	45,602,546
Band 47	479,202.830	16.93	8,112,904
Band 50	37,202.675	13.95	518,977
Band 51	12,066.719	13.89	167,607
Band 52	5,139.148	14.03	72,102
Band 53	2,317.185	13.97	32,371
Band 54	11,348.070	13.91	157,852
Band 55	13,359.113	14.01	187,161

	45,509,445.858		$ 908,481,207

210

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	617,994.933	$ 24.21	$ 14,961,657
Band 7	13,264.555	24.15	320,339
Band 10	566,702.004	23.89	13,538,511
Band 11	8,961.002	23.82	213,451
Band 12	102,404.480	23.76	2,433,130
Band 13	5,864.340	17.13	100,456
Band 14	137,492.334	18.73	2,575,231
Band 15	478,190.272	18.69	8,937,376
Band 17	186,014.980	18.58	3,456,158
Band 20	776,064.273	23.63	18,338,399
Band 46	554,353.036	16.92	9,379,653
	3,447,306.209		$ 74,254,361

211

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Band 2	14,269.766	$ 10.02	$ 142,983
Band 4	204,064.352	9.84	2,007,993
Band 5	240,274.785	9.80	2,354,693
Band 6	3,950,267.443	9.73	38,436,102
Band 7	3,749,268.879	9.69	36,330,415
Band 8	2,131,794.614	9.62	20,507,864
Band 9	665,654.532	9.59	6,383,627
Band 10	4,493,327.581	9.55	42,911,278
Band 11	1,521,767.179	9.52	14,487,224
Band 12	1,184,397.956	9.48	11,228,093
Band 13	3,557,193.031	9.45	33,615,474
Band 14	4,332,098.923	9.38	40,635,088
Band 15	1,585,841.474	9.34	14,811,759
Band 16	238,287.727	9.27	2,208,927
Band 17	3,196,569.123	9.24	29,536,299
Band 18	86,717.222	9.20	797,798
Band 19	223,650.416	9.14	2,044,165
Band 20	1,915,349.111	9.41	18,023,435
Band 21	422,445.506	9.31	3,932,968
Band 25	39,687.764	10.09	400,450
Band 26	387,497.507	10.05	3,894,350
Band 27	79,428.286	9.83	780,780
Band 28	50,273.608	9.73	489,162
Band 29	347,853.609	9.69	3,370,701
Band 30	106,873.542	9.48	1,013,161
Band 31	78,577.382	9.37	736,270
Band 32	3,844.831	9.18	35,296
Band 33	1,305.764	9.04	11,804
Band 34	3,108.758	8.94	27,792
Band 35	26,022.699	11.40	296,659
Band 36	8,072.009	11.33	91,456
Band 37	3,881.677	9.94	38,584
Band 38	39,642.559	11.32	448,754
Band 40	1,514.031	11.21	16,972
Band 41	81,340.722	12.18	990,730
Band 42	30,860.704	12.07	372,489
Band 43	105,912.080	11.99	1,269,886
Band 44	4,507.509	11.04	49,763
Band 45	24,216.011	10.91	264,197
Band 46	1,549,485.771	10.21	15,820,250
Band 47	182,110.493	10.17	1,852,064
Band 50	80.008	10.49	839
Band 51	2,530.284	10.44	26,416
Band 52	461.715	10.55	4,871
Band 54	4,051.367	10.46	42,377
	36,876,380.310		$ 352,742,258

212

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	401,115.805	$ 13.31	$ 5,338,851
Band 7	16,064.783	13.27	213,180
Band 10	352,930.739	13.13	4,633,981
Band 11	1,644.206	13.09	21,523
Band 12	108,395.351	13.06	1,415,643
Band 14	82,332.617	11.13	916,362
Band 15	257,420.976	11.11	2,859,947
Band 17	138,310.125	11.05	1,528,327
Band 20	414,828.440	12.99	5,388,621
Band 46	304,888.023	10.17	3,100,711
	2,077,931.065		$ 25,417,146

213

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Aggressive Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	822.676	$ 14.40	$ 11,847
Band 4	340,177.508	14.27	4,854,333
Band 5	41,940.946	14.25	597,658
Band 6	12,260,729.160	14.19	173,979,747
Band 7	4,513,809.385	14.17	63,960,679
Band 8	11,009,777.910	14.11	155,347,966
Band 9	1,029,388.537	14.09	14,504,084
Band 10	12,114,612.400	14.06	170,331,450
Band 11	2,622,305.961	14.03	36,790,953
Band 12	306,021.996	14.01	4,287,368
Band 13	7,233,935.465	13.98	101,130,418
Band 14	7,825,322.930	13.93	109,006,748
Band 15	7,665,131.529	13.90	106,545,328
Band 16	627,456.630	13.85	8,690,274
Band 17	14,410,487.870	13.83	199,297,047
Band 18	20,572.725	13.80	283,904
Band 19	837,978.148	13.75	11,522,200
Band 20	2,990,049.130	13.96	41,741,086
Band 21	605,101.650	13.88	8,398,811
Band 26	233,874.938	14.43	3,374,815
Band 27	60,884.519	14.27	868,822
Band 28	23,428.898	14.19	332,456
Band 29	159,669.278	14.16	2,260,917
Band 30	103,823.472	14.01	1,454,567
Band 31	122,962.005	13.93	1,712,861
Band 32	991.398	13.78	13,661
Band 38	132,937.242	11.73	1,559,354
Band 41	65,298.079	14.01	914,826
Band 42	4,784.673	13.91	66,555
Band 43	566,556.447	13.83	7,835,476
Band 44	3,002.158	13.65	40,979
Band 45	68,457.805	13.57	928,972
Band 46	6,272,629.203	12.64	79,286,033
Band 47	994,684.523	12.58	12,513,131
Band 50	79,282.410	11.64	922,847
Band 51	3,321.819	11.58	38,467
Band 55	60,347.670	11.68	704,861
	95,412,559.093		$ 1,326,111,501

214

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Aggressive Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	56,381.122	$ 14.32	$ 807,378
Band 10	59,889.249	14.23	852,224
Band 12	9,232.643	14.19	131,011
Band 14	2,263.008	14.13	31,976
Band 15	28,303.547	14.11	399,363
Band 20	138,723.176	14.15	1,962,933
Band 46	10,253.418	14.02	143,753
	305,046.163		$ 4,328,638

215

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	37,475.325	$ 13.89	$ 520,532
Band 4	1,999,547.778	13.76	27,513,777
Band 5	123,388.679	13.74	1,695,360
Band 6	40,143,828.780	13.69	549,569,016
Band 7	8,575,602.214	13.66	117,142,726
Band 8	26,421,956.380	13.61	359,602,826
Band 9	3,905,169.104	13.58	53,032,196
Band 10	50,419,540.040	13.56	683,688,963
Band 11	3,774,337.503	13.53	51,066,786
Band 12	1,113,289.324	13.51	15,040,539
Band 13	19,424,867.040	13.48	261,847,208
Band 14	28,318,924.070	13.43	380,323,150
Band 15	23,590,821.270	13.41	316,352,913
Band 16	2,820,775.233	13.36	37,685,557
Band 17	30,062,816.730	13.33	400,737,347
Band 18	27,044.884	13.31	359,967
Band 19	1,509,305.091	13.26	20,013,386
Band 20	9,174,446.381	13.46	123,488,048
Band 21	2,076,562.108	13.38	27,784,401
Band 26	815,264.195	13.92	11,348,478
Band 27	260,124.328	13.76	3,579,311
Band 28	63,522.827	13.68	868,992
Band 29	894,383.243	13.66	12,217,275
Band 30	516,723.597	13.51	6,980,936
Band 31	179,939.310	13.43	2,416,585
Band 32	43,049.501	13.29	572,128
Band 34	11,665.072	13.11	152,929
Band 38	2,605,594.092	11.60	30,224,891
Band 41	747,650.815	13.51	10,100,763
Band 42	116,044.793	13.41	1,556,161
Band 43	1,386,796.720	13.34	18,499,868
Band 44	31,672.701	13.16	416,813
Band 45	95,277.866	13.08	1,246,234
Band 46	24,336,218.020	12.27	298,605,395
Band 47	3,368,262.152	12.21	41,126,481
Band 50	258,261.686	11.50	2,970,009
Band 51	17,540.794	11.44	200,667
Band 52	10,085.725	11.56	116,591
Band 53	4,043.563	11.51	46,541
Band 55	320,173.542	11.54	3,694,803
	289,601,992.476		$ 3,874,406,549

216

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	190,938.791	$ 13.76	$ 2,627,318
Band 10	250,136.316	13.66	3,416,862
Band 11	1,182.958	13.65	16,147
Band 12	44,492.828	13.63	606,437
Band 13	3,978.639	13.61	54,149
Band 14	35,039.596	13.57	475,487
Band 15	108,304.990	13.55	1,467,533
Band 17	417.452	13.50	5,636
Band 20	66,768.712	13.59	907,387
Band 46	201,346.526	13.46	2,710,124
	902,606.808		$ 12,287,080

217

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	64,671.190	$ 13.40	$ 866,594
Band 4	2,621,593.120	13.28	34,814,757
Band 5	89,215.386	13.25	1,182,104
Band 6	30,295,698.140	13.20	399,903,215
Band 7	7,940,907.656	13.18	104,661,163
Band 8	19,138,655.000	13.13	251,290,540
Band 9	5,923,276.660	13.10	77,594,924
Band 10	40,346,617.410	13.08	527,733,756
Band 11	4,603,006.942	13.06	60,115,271
Band 12	776,838.245	13.03	10,122,202
Band 13	12,359,993.760	13.01	160,803,519
Band 14	21,691,449.330	12.96	281,121,183
Band 15	16,550,186.490	12.93	213,993,911
Band 16	1,909,241.648	12.89	24,610,125
Band 17	23,076,027.690	12.86	296,757,716
Band 18	60,610.121	12.84	778,234
Band 19	1,123,143.778	12.79	14,365,009
Band 20	6,451,809.700	12.98	83,744,490
Band 21	2,754,728.669	12.91	35,563,547
Band 26	881,404.336	13.42	11,828,446
Band 27	420,359.495	13.28	5,582,374
Band 28	103,635.439	13.20	1,367,988
Band 29	1,642,956.548	13.18	21,654,167
Band 30	703,854.580	13.03	9,171,225
Band 31	308,611.208	12.96	3,999,601
Band 32	16,658.754	12.82	213,565
Band 33	9,819.645	12.72	124,906
Band 34	22,588.158	12.65	285,740
Band 38	2,233,389.040	11.52	25,728,642
Band 41	479,032.131	13.03	6,241,789
Band 42	124,047.622	12.94	1,605,176
Band 43	2,070,261.406	12.87	26,644,264
Band 44	73,825.846	12.69	936,850
Band 45	413,584.484	12.62	5,219,436
Band 46	17,876,279.920	11.96	213,800,308
Band 47	3,006,196.647	11.91	35,803,802
Band 50	105,213.515	11.42	1,201,538
Band 51	60,025.460	11.37	682,489
Band 52	17,907.098	11.48	205,573
Band 53	6,349.517	11.44	72,638
Band 55	163,090.800	11.46	1,869,021
	228,516,762.584		$ 2,954,261,798

218

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	322,179.828	$ 13.22	$ 4,259,217
Band 7	10,656.280	13.20	140,663
Band 8	10,818.947	13.16	142,377
Band 10	175,647.347	13.13	2,306,250
Band 11	7,155.074	13.11	93,803
Band 12	35,545.594	13.09	465,292
Band 13	5,691.190	13.07	74,384
Band 14	55,573.530	13.04	724,679
Band 15	152,383.956	13.02	1,984,039
Band 17	29,710.365	12.97	385,343
Band 20	201,147.535	13.06	2,626,987
Band 46	240,229.049	12.93	3,106,162
	1,246,738.695		$ 16,309,196

219

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Band 2	18,351.992	$ 12.98	$ 238,209
Band 4	1,167,412.745	12.86	15,012,928
Band 5	145,306.503	12.84	1,865,735
Band 6	12,817,920.100	12.79	163,941,198
Band 7	4,402,204.118	12.77	56,216,147
Band 8	7,470,780.947	12.72	95,028,334
Band 9	3,353,881.125	12.70	42,594,290
Band 10	14,539,993.970	12.67	184,221,724
Band 11	3,058,723.387	12.65	38,692,851
Band 12	723,479.093	12.63	9,137,541
Band 13	6,697,727.662	12.60	84,391,369
Band 14	9,762,823.236	12.56	122,621,060
Band 15	6,211,665.004	12.53	77,832,163
Band 16	1,128,000.427	12.49	14,088,725
Band 17	10,379,874.240	12.46	129,333,233
Band 18	58,172.506	12.44	723,666
Band 19	593,359.915	12.39	7,351,729
Band 20	3,030,694.484	12.58	38,126,137
Band 21	1,509,103.784	12.51	18,878,888
Band 26	639,631.194	13.01	8,321,602
Band 27	260,417.629	12.86	3,348,971
Band 28	75,935.876	12.79	971,220
Band 29	1,031,251.356	12.77	13,169,080
Band 30	680,817.139	12.62	8,591,912
Band 31	177,203.794	12.55	2,223,908
Band 32	13,385.991	12.42	166,254
Band 33	19,217.168	12.33	236,948
Band 34	23,406.883	12.26	286,968
Band 38	1,187,400.112	11.39	13,524,487
Band 41	261,374.481	12.63	3,301,160
Band 42	232,409.630	12.53	2,912,093
Band 43	1,648,973.892	12.47	20,562,704
Band 44	14,671.815	12.30	180,463
Band 45	157,757.177	12.23	1,929,370
Band 46	7,669,266.322	11.69	89,653,723
Band 47	1,675,319.550	11.63	19,483,966
Band 51	59,151.569	11.24	664,864
Band 52	1,343.470	11.35	15,248
Band 53	19,059.767	11.31	215,566
Band 55	60,388.738	11.33	684,204
	102,977,858.791		$ 1,290,740,638

220

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	171,399.991	$ 12.77	$ 2,188,778
Band 10	141,908.931	12.68	1,799,405
Band 12	180,154.417	12.65	2,278,953
Band 14	21,163.153	12.60	266,656
Band 15	146,318.347	12.58	1,840,685
Band 17	37,859.049	12.53	474,374
Band 20	207,253.513	12.61	2,613,467
Band 46	171,939.315	12.49	2,147,522
	1,077,996.716		$ 13,609,840

ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts	1,167.647	$23.54 to $24.46	$ 27,526
Contracts in accumulation period:
Band 1	6,322.403	24.46	154,646
Band 2	296,207.919	23.54	6,972,734
Band 3	992.124	22.02	21,847
Band 4	86,065.192	22.50	1,936,467
Band 5	99,687.105	22.22	2,215,047
Band 6	1,366,149.455	21.86	29,864,027
Band 7	1,372,590.208	21.59	29,634,223
Band 8	729,940.046	21.24	15,503,927
Band 9	202,754.301	20.97	4,251,758
Band 10	360,310.453	20.77	7,483,648
Band 11	1,296,604.684	20.61	26,723,023
Band 12	290,851.773	20.38	5,927,559
Band 13	957,758.728	20.18	19,327,571
Band 14	809,330.997	19.80	16,024,754
Band 16	17,224.285	19.27	331,912
Band 17	127,365.507	19.08	2,430,134
Band 18	11,228.263	18.90	212,214
Band 19	42,106.687	18.53	780,237
Band 20	191,897.483	20.02	3,841,788
Band 21	67,351.977	19.45	1,309,996
Band 24	166.859	25.92	4,325
Band 25	52,471.556	24.02	1,260,367
Band 49	25,283.468	10.17	257,133
	8,411,829.120		$ 176,496,863

221

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING Liquid Assets Portfolio - Service Class
Currently payable annuity contracts	322.257	$ 18.27	$ 5,889
Contracts in accumulation period:
Band 1	54,109.626	18.98	1,027,001
Band 2	314,036.974	18.27	5,737,456
Band 3	9,423.342	17.09	161,045
Band 4	1,041,103.177	17.45	18,167,250
Band 5	381,974.373	17.20	6,569,959
Band 6	6,935,088.551	16.95	117,549,751
Band 7	6,145,442.584	16.72	102,751,800
Band 8	5,008,409.101	16.47	82,488,498
Band 9	1,306,312.725	16.24	21,214,519
Band 10	5,984,812.610	16.09	96,295,635
Band 11	4,420,567.369	15.98	70,640,667
Band 12	811,220.452	15.78	12,801,059
Band 13	6,861,179.469	15.63	107,240,235
Band 14	6,659,336.293	15.33	102,087,625
Band 15	1,844,856.040	15.23	28,097,157
Band 16	463,672.982	14.94	6,927,274
Band 17	4,722,109.666	14.80	69,887,223
Band 18	71,103.298	14.65	1,041,663
Band 19	185,711.971	14.37	2,668,681
Band 20	1,246,197.175	15.53	19,353,442
Band 21	355,540.850	15.09	5,365,111
Band 25	41,825.079	18.63	779,201
Band 26	818,124.805	18.45	15,094,403
Band 27	267,135.946	17.42	4,653,508
Band 28	62,353.262	16.92	1,055,017
Band 29	1,775,552.944	16.76	29,758,267
Band 30	950,438.274	15.82	15,035,933
Band 31	517,187.193	15.37	7,949,167
Band 32	25,342.217	14.54	368,476
Band 33	9,027.552	13.99	126,295
Band 34	4,300.945	13.59	58,450
Band 35	298,024.416	19.17	5,713,128
Band 36	64,781.334	18.45	1,195,216
Band 37	19,581.680	17.93	351,100
Band 38	2,670,718.083	10.93	29,190,949
Band 39	123,786.124	10.83	1,340,604
Band 40	67,486.039	10.76	726,150
Band 41	142,318.026	10.58	1,505,725
Band 42	46,625.685	10.49	489,103
Band 43	346,094.330	10.42	3,606,303
Band 44	7,734.319	10.38	80,282
Band 45	99,953.121	10.32	1,031,516
Band 46	2,578,058.186	10.56	27,224,294
Band 47	801,582.969	10.51	8,424,637
Band 49	1,435,365.698	10.62	15,243,584
Band 51	10,643.572	10.43	111,012
Band 52	16,001.312	10.53	168,494
Band 55	73,162.076	10.52	769,665
	68,095,736.172		$ 1,050,129,419

222

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Liquid Assets Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	594,191.270	$ 10.61	$ 6,304,369
Band 7	9,724.516	10.58	102,885
Band 8	951.582	10.52	10,011
Band 10	321,370.928	10.47	3,364,754
Band 11	51.942	10.44	542
Band 12	112,115.106	10.41	1,167,118
Band 13	7,512.014	10.64	79,928
Band 14	45,512.344	10.52	478,790
Band 15	277,114.426	10.50	2,909,701
Band 17	91,058.763	10.44	950,653
Band 20	687,913.348	10.36	7,126,782
Band 46	163,616.974	10.51	1,719,614
	2,311,133.213		$ 24,215,147

223

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,044.267	$ 14.48	$ 44,081
Band 3	1,094.217	14.08	15,407
Band 4	40,788.973	14.19	578,796
Band 5	107,256.072	14.13	1,515,528
Band 6	878,557.621	14.02	12,317,378
Band 7	1,308,784.232	13.97	18,283,716
Band 8	431,638.284	13.85	5,978,190
Band 9	202,537.477	13.80	2,795,017
Band 10	975,055.205	13.74	13,397,259
Band 11	782,020.208	13.69	10,705,857
Band 12	348,935.266	13.63	4,755,988
Band 13	718,262.789	13.58	9,754,009
Band 14	1,485,966.601	13.47	20,015,970
Band 15	137,751.094	13.41	1,847,242
Band 16	26,887.048	13.31	357,867
Band 17	450,818.006	13.25	5,973,339
Band 18	27,170.269	13.20	358,648
Band 19	123,251.237	13.09	1,613,359
Band 20	365,927.046	13.52	4,947,334
Band 21	150,904.866	13.36	2,016,089
Band 25	23,095.466	14.59	336,963
Band 26	20,285.388	15.21	308,541
Band 27	3,110.430	15.01	46,688
Band 28	2,604.644	14.91	38,835
Band 29	40,810.544	14.88	607,261
Band 30	21,076.738	14.68	309,407
Band 31	25,163.820	14.59	367,140
Band 38	1,220.352	11.63	14,193
Band 41	4,327.040	14.69	63,564
Band 42	3,604.822	14.56	52,486
Band 43	13,264.669	14.46	191,807
Band 44	175.139	12.89	2,258
Band 45	23,332.449	12.71	296,555
Band 46	146,192.853	12.20	1,783,553
Band 47	25,061.868	12.15	304,502
Band 55	2,440.756	11.58	28,264
	8,922,417.756		$ 122,023,091

224

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett Affiliated Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	38,374.333	$ 16.83	$ 645,840
Band 7	653.858	16.78	10,972
Band 10	47,916.955	16.60	795,421
Band 11	1,986.083	16.56	32,890
Band 12	5,921.270	16.51	97,760
Band 14	16,411.955	12.72	208,760
Band 15	14,262.457	12.70	181,133
Band 17	5,621.386	12.63	70,998
Band 20	56,873.980	16.43	934,439
Band 46	37,044.416	12.15	450,090
	225,066.693		$ 3,428,303

225

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	10,185.569	$ 20.49	$ 208,702
Band 2	158,368.614	20.01	3,168,956
Band 3	6,303.456	19.20	121,026
Band 4	240,343.899	19.43	4,669,882
Band 5	218,354.127	19.32	4,218,602
Band 6	6,017,606.520	19.09	114,876,108
Band 7	4,731,699.775	18.97	89,760,345
Band 8	4,085,293.524	18.75	76,599,254
Band 9	1,160,128.090	18.64	21,624,788
Band 10	3,223,395.281	18.53	59,729,515
Band 11	5,570,775.860	18.42	102,613,691
Band 12	1,004,788.261	18.31	18,397,673
Band 13	3,529,606.177	18.20	64,238,832
Band 14	4,681,870.907	17.98	84,180,039
Band 15	726,563.473	17.87	12,983,689
Band 16	136,585.242	17.66	2,412,095
Band 17	1,927,781.834	17.56	33,851,849
Band 18	62,783.971	17.45	1,095,580
Band 19	215,862.690	17.24	3,721,473
Band 20	1,313,885.548	18.09	23,768,190
Band 21	283,012.506	17.77	5,029,132
Band 25	104,004.192	20.26	2,107,125
Band 26	172,542.297	14.26	2,460,453
Band 27	7,678.831	14.10	108,272
Band 28	8,698.678	14.02	121,955
Band 29	128,851.427	13.99	1,802,631
Band 30	26,984.541	13.84	373,466
Band 31	16,444.135	13.76	226,271
Band 33	250.808	13.51	3,388
Band 34	503.080	13.44	6,761
Band 38	66,619.686	12.27	817,424
Band 41	10,425.369	13.84	144,287
Band 42	4,019.173	13.74	55,223
Band 43	50,467.966	13.66	689,392
Band 44	472.165	13.48	6,365
Band 45	23,064.647	13.29	306,529
Band 46	1,489,965.405	12.36	18,415,972
Band 47	276,604.036	12.30	3,402,230
Band 50	646.293	12.20	7,885
Band 52	458.949	12.27	5,631
Band 53	1,024.100	12.22	12,515
	41,694,921.102		$ 758,343,196

226

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	314,994.979	$ 17.63	$ 5,553,361
Band 7	13,141.312	17.58	231,024
Band 10	220,732.615	17.39	3,838,540
Band 11	5,135.367	17.35	89,099
Band 12	89,870.061	17.30	1,554,752
Band 13	4,960.044	12.46	61,802
Band 14	77,681.053	13.49	1,047,917
Band 15	222,433.403	13.46	2,993,954
Band 17	42,861.586	13.39	573,917
Band 20	451,147.618	17.21	7,764,251
Band 46	222,542.518	12.31	2,739,498
	1,665,500.556		$ 26,448,115

227

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	14,440.516	$ 18.25	$ 263,539
Band 4	132,084.132	18.13	2,394,685
Band 5	66,452.695	18.10	1,202,794
Band 6	2,243,027.215	18.05	40,486,641
Band 7	1,712,461.365	18.03	30,875,678
Band 8	1,062,066.553	17.98	19,095,957
Band 9	193,860.304	17.95	3,479,792
Band 10	1,993,861.666	17.93	35,749,940
Band 11	706,945.031	17.91	12,661,386
Band 12	318,925.386	17.88	5,702,386
Band 13	1,510,517.423	17.86	26,977,841
Band 14	2,102,468.535	17.81	37,444,965
Band 15	635,072.578	17.78	11,291,590
Band 16	118,913.412	17.74	2,109,524
Band 17	1,343,573.612	17.71	23,794,689
Band 18	33,889.751	17.69	599,510
Band 19	77,514.336	17.64	1,367,353
Band 20	720,855.425	17.83	12,852,852
Band 21	217,857.251	17.76	3,869,145
Band 25	41,330.025	18.30	756,339
Band 26	97,500.395	18.27	1,781,332
Band 27	20,905.215	18.12	378,802
Band 28	4,707.715	18.05	84,974
Band 29	109,022.993	18.03	1,965,685
Band 30	43,845.490	17.88	783,957
Band 31	29,695.020	17.81	528,868
Band 32	1,005.782	17.67	17,772
Band 33	355.796	17.57	6,251
Band 38	50,961.728	14.49	738,435
Band 41	24,262.704	17.88	433,817
Band 42	3,864.374	17.79	68,747
Band 43	26,436.139	17.72	468,448
Band 45	8,518.650	17.47	148,821
Band 46	675,840.978	17.66	11,935,352
Band 47	132,849.480	17.59	2,336,822
Band 50	14,023.540	14.33	200,957
Band 51	5,528.368	14.26	78,835
Band 55	3,649.097	14.38	52,474
	16,499,090.675		$ 294,986,955

228

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,076.229	$ 30.17	$ 153,150
Band 2	81,447.067	29.38	2,392,915
Band 3	2,883.955	28.03	80,837
Band 4	325,557.561	28.42	9,252,346
Band 5	282,679.456	28.23	7,980,041
Band 6	5,566,344.609	27.86	155,078,361
Band 7	4,561,390.593	27.67	126,213,678
Band 8	3,465,476.842	27.30	94,607,518
Band 9	819,694.474	27.12	22,230,114
Band 10	3,060,376.329	26.93	82,415,935
Band 11	4,955,780.656	26.75	132,567,133
Band 12	1,473,826.303	26.57	39,159,565
Band 13	3,561,362.872	26.40	94,019,980
Band 14	4,778,551.479	26.04	124,433,481
Band 15	829,732.057	25.87	21,465,168
Band 16	218,767.498	25.52	5,582,947
Band 17	1,999,892.895	25.35	50,697,285
Band 18	101,603.050	25.18	2,558,365
Band 19	297,152.410	24.84	7,381,266
Band 20	1,488,463.735	26.22	39,027,519
Band 21	408,439.247	25.69	10,492,804
Band 22	375.471	28.42	10,671
Band 23	6,658.976	27.86	185,519
Band 24	243.705	31.41	7,655
Band 25	83,425.465	29.78	2,484,410
Band 26	410,841.838	29.58	12,152,702
Band 27	136,703.515	28.41	3,883,747
Band 28	45,530.231	27.85	1,268,017
Band 29	509,058.465	27.66	14,080,557
Band 30	273,661.218	26.57	7,271,179
Band 31	159,236.744	26.03	4,144,932
Band 32	6,543.129	25.04	163,840
Band 33	2,346.229	24.37	57,178
Band 34	14,289.883	23.89	341,385
Band 35	76,171.960	30.38	2,314,104
Band 36	19,038.089	29.58	563,147
Band 37	21,039.424	28.99	609,933
Band 38	362,569.438	13.96	5,061,469
Band 39	71,516.164	13.84	989,784
Band 40	16,989.993	13.75	233,612
Band 41	80,851.356	13.24	1,070,472
Band 42	70,889.295	13.12	930,068
Band 43	272,041.696	13.04	3,547,424
Band 44	48,709.460	12.05	586,949
Band 45	67,973.176	11.90	808,881
Band 46	1,766,662.996	11.32	19,998,625

229

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class
(continued)
Band 47	344,143.201	$ 11.27	$ 3,878,494
Band 49	46,151.392	10.21	471,206
Band 50	574.181	11.30	6,488
Band 51	3,046.092	11.25	34,269
Band 55	186.139	11.34	2,111
	43,201,968.238		$ 1,114,949,236

ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	528,754.220	$ 14.42	$ 7,624,636
Band 7	14,372.453	14.38	206,676
Band 8	3,859.259	14.30	55,187
Band 10	467,949.776	14.22	6,654,246
Band 11	25,968.848	14.19	368,498
Band 12	246,295.454	14.15	3,485,081
Band 13	13,251.794	11.41	151,203
Band 14	119,314.197	12.05	1,437,736
Band 15	506,472.227	12.03	6,092,861
Band 17	285,429.894	11.96	3,413,742
Band 20	1,069,732.800	14.07	15,051,140
Band 46	428,559.287	11.27	4,829,863
	3,709,960.209		$ 49,370,869

230

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 1	29.551	$ 16.72	$ 494
Band 2	22,757.405	18.66	424,653
Band 4	135,820.860	18.54	2,518,119
Band 5	40,678.501	18.51	752,959
Band 6	3,122,596.890	18.46	57,643,139
Band 7	2,520,965.574	18.44	46,486,605
Band 8	2,981,524.953	18.39	54,830,244
Band 9	304,353.818	18.36	5,587,936
Band 10	2,817,908.201	18.34	51,680,436
Band 11	1,046,925.594	18.31	19,169,208
Band 12	492,070.103	18.29	8,999,962
Band 13	2,306,876.762	18.26	42,123,570
Band 14	3,244,036.952	18.21	59,073,913
Band 15	1,455,254.660	18.19	26,471,082
Band 16	262,628.267	18.14	4,764,077
Band 17	2,991,518.515	18.11	54,176,400
Band 18	62,810.844	18.09	1,136,248
Band 19	204,375.705	18.04	3,686,938
Band 20	1,051,768.621	18.24	19,184,260
Band 21	132,527.335	18.16	2,406,696
Band 25	6,642.590	18.71	124,283
Band 26	158,121.286	18.69	2,955,287
Band 27	47,204.309	18.54	875,168
Band 28	7,341.420	18.46	135,523
Band 29	317,966.834	18.44	5,863,308
Band 30	94,127.447	18.29	1,721,591
Band 31	45,911.228	18.21	836,043
Band 32	56.307	18.07	1,017
Band 33	1,631.752	17.97	29,323
Band 38	49,614.473	15.57	772,497
Band 41	49,771.799	18.29	910,326
Band 42	33,002.948	18.19	600,324
Band 43	93,308.885	18.12	1,690,757
Band 44	1,169.822	17.94	20,987
Band 45	16,470.165	17.87	294,322
Band 46	965,362.401	18.06	17,434,445
Band 47	228,951.251	17.99	4,118,833
Band 50	5,525.451	15.49	85,589
Band 51	6,271.352	15.42	96,704
Band 52	667.651	15.57	10,395
Band 53	4,334.877	15.51	67,234
Band 55	423.895	15.55	6,592
	27,331,307.254		$ 499,767,487

231

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Band 1	1,668.066	$ 27.22	$ 45,405
Band 2	61,837.831	26.51	1,639,321
Band 3	5,425.114	25.29	137,201
Band 4	137,729.250	25.64	3,531,378
Band 5	85,643.893	25.47	2,181,350
Band 6	2,579,674.580	25.14	64,853,019
Band 7	1,651,639.169	24.96	41,224,914
Band 8	2,264,369.635	24.63	55,771,424
Band 9	350,382.267	24.46	8,570,350
Band 10	742,900.508	24.30	18,052,482
Band 11	2,801,520.932	24.14	67,628,715
Band 12	511,691.454	23.98	12,270,361
Band 13	1,239,739.043	23.82	29,530,584
Band 14	1,488,284.775	23.50	34,974,692
Band 15	213,832.360	23.34	4,990,847
Band 16	35,915.292	23.03	827,129
Band 17	429,086.346	22.87	9,813,205
Band 18	23,835.425	22.72	541,541
Band 19	75,867.461	22.41	1,700,190
Band 20	387,921.194	23.66	9,178,215
Band 21	110,058.984	23.18	2,551,167
Band 22	413.128	25.64	10,593
Band 23	8,097.573	25.14	203,573
Band 25	56,045.646	26.87	1,505,947
Band 26	32,096.057	26.69	856,644
Band 27	9,981.461	25.63	255,825
Band 28	8,324.576	25.12	209,113
Band 29	59,174.855	24.96	1,477,004
Band 30	37,087.607	23.97	888,990
Band 31	23,077.453	23.49	542,089
Band 32	242.100	22.59	5,469
Band 33	57.288	21.99	1,260
Band 34	262.140	21.55	5,649
Band 38	10,861.167	11.71	127,184
Band 41	6,033.611	14.45	87,186
Band 42	199.368	14.33	2,857
Band 43	14,997.408	14.23	213,413
Band 45	3,839.745	12.55	48,189
Band 46	204,978.880	11.98	2,455,647
Band 47	37,856.795	11.92	451,253
Band 50	1,620.604	11.63	18,848
	15,714,271.041		$ 379,380,223

232

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Service 2
Class
Contracts in accumulation period:
Band 6	56,568.121	$ 16.01	$ 905,656
Band 7	1,953.494	15.97	31,197
Band 10	28,954.925	15.80	457,488
Band 12	30,023.391	15.71	471,667
Band 14	6,402.546	12.80	81,953
Band 15	62,640.761	12.77	799,923
Band 17	6,107.230	12.70	77,562
Band 20	107,950.412	15.63	1,687,265
Band 46	29,242.957	11.92	348,576
	329,843.837		$ 4,861,287

ING PIMCO Core Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,829.099	$ 16.42	$ 46,454
Band 2	70,498.087	15.98	1,126,559
Band 3	3,746.277	15.25	57,131
Band 4	596,757.524	15.46	9,225,871
Band 5	359,568.191	15.36	5,522,967
Band 6	8,029,233.256	15.16	121,723,176
Band 7	6,113,758.344	15.05	92,012,063
Band 8	4,362,458.494	14.85	64,782,509
Band 9	1,175,130.366	14.75	17,333,173
Band 10	9,264,287.442	14.65	135,721,811
Band 11	3,768,196.051	14.56	54,864,935
Band 12	1,431,075.728	14.46	20,693,355
Band 13	5,634,377.378	14.36	80,909,659
Band 14	7,747,793.506	14.17	109,786,234
Band 15	2,020,600.509	14.07	28,429,849
Band 16	627,090.537	13.89	8,710,288
Band 17	4,063,712.017	13.79	56,038,589
Band 18	224,426.055	13.70	3,074,637
Band 19	387,959.655	13.52	5,245,215
Band 20	1,896,068.760	14.27	27,056,901
Band 21	834,847.903	13.98	11,671,174
Band 25	73,630.592	16.20	1,192,816
Band 26	862,231.894	16.09	13,873,311
Band 27	283,613.052	15.46	4,384,658
Band 28	66,986.891	15.15	1,014,851
Band 29	1,150,425.326	15.05	17,313,901
Band 30	549,610.931	14.45	7,941,878
Band 31	240,250.008	14.16	3,401,940
Band 32	11,795.609	13.62	160,656
Band 33	5,195.633	13.26	68,894
Band 34	5,590.768	13.00	72,680
233

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Core Bond Portfolio - Service Class
(continued)
Band 35	32,053.741	$ 16.53	$ 529,848
Band 36	3,207.804	16.09	51,614
Band 37	1,735.490	15.78	27,386
Band 38	803,488.870	12.06	9,690,076
Band 39	3,729.946	11.95	44,573
Band 40	7,242.172	11.87	85,965
Band 41	150,791.348	11.69	1,762,751
Band 42	126,056.210	11.59	1,460,991
Band 43	258,942.766	11.51	2,980,431
Band 44	32,389.919	11.15	361,148
Band 45	30,180.872	11.05	333,499
Band 46	3,259,805.347	10.90	35,531,878
Band 47	570,284.265	10.85	6,187,584
Band 50	10,162.897	11.20	113,824
Band 51	5,887.101	11.14	65,582
Band 52	3,383.905	11.26	38,103
Band 53	4,307.462	11.21	48,287
Band 55	57,718.004	11.24	648,750
	67,225,114.002		$ 963,420,425

ING PIMCO Core Bond Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	760,352.035	$ 12.14	$ 9,230,674
Band 7	63,010.553	12.11	763,058
Band 8	3,378.245	12.05	40,708
Band 10	660,298.207	11.98	7,910,373
Band 11	15,109.178	11.95	180,555
Band 12	353,516.978	11.92	4,213,922
Band 13	962.653	10.98	10,570
Band 14	100,467.280	11.01	1,106,145
Band 15	273,198.869	10.98	2,999,724
Band 17	314,924.768	10.92	3,438,978
Band 20	1,068,352.452	11.85	12,659,977
Band 46	470,780.440	10.85	5,107,968
	4,084,351.658		$ 47,662,652

234

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,156.291	$ 12.70	$ 14,685
Band 2	52,683.788	12.31	648,537
Band 4	322,943.902	12.20	3,939,916
Band 5	289,841.151	12.17	3,527,367
Band 6	6,065,003.607	12.13	73,568,494
Band 7	5,106,390.862	12.11	61,838,393
Band 8	2,929,724.774	12.06	35,332,481
Band 9	798,840.615	12.04	9,618,041
Band 10	4,384,723.634	12.01	52,660,531
Band 11	4,086,051.612	11.99	48,991,759
Band 12	1,353,495.487	11.97	16,201,341
Band 13	3,904,787.294	11.95	46,662,208
Band 14	6,804,742.697	11.90	80,976,438
Band 15	1,275,969.571	11.88	15,158,519
Band 16	253,146.965	11.84	2,997,260
Band 17	2,987,566.058	11.82	35,313,031
Band 18	79,634.063	11.79	938,886
Band 19	461,570.494	11.75	5,423,453
Band 20	2,345,811.326	11.92	27,962,071
Band 21	470,478.191	11.86	5,579,871
Band 24	223.518	12.54	2,803
Band 25	100,319.147	12.36	1,239,945
Band 26	449,306.639	12.33	5,539,951
Band 27	154,041.765	12.20	1,879,310
Band 28	71,693.287	12.13	869,640
Band 29	645,733.209	12.10	7,813,372
Band 30	227,570.258	11.97	2,724,016
Band 31	198,252.398	11.90	2,359,204
Band 32	5,406.154	11.77	63,630
Band 33	4,301.669	11.69	50,287
Band 34	1,683.959	11.62	19,568
Band 35	177,314.491	11.65	2,065,714
Band 36	19,241.053	11.59	223,004
Band 37	17,386.476	11.54	200,640
Band 38	241,186.447	11.57	2,790,527
Band 39	23,495.792	11.51	270,437
Band 40	23,497.744	11.46	269,284
Band 41	135,257.672	11.97	1,619,034
Band 42	62,854.510	11.88	746,712
Band 43	179,195.901	11.82	2,118,096
Band 44	34,028.983	11.66	396,778
Band 45	40,970.917	11.59	474,853
Band 46	1,057,234.993	10.96	11,587,296
Band 47	190,302.496	10.91	2,076,200
Band 51	520.003	10.74	5,585
Band 53	240.679	10.81	2,602
Band 55	24,849.283	10.84	269,366
	48,060,671.825		$ 575,031,136

235

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,159.303	$ 13.24	$ 41,829
Band 3	785.423	13.11	10,297
Band 4	43,128.382	13.15	567,138
Band 5	57,004.083	13.13	748,464
Band 6	1,065,830.136	13.10	13,962,375
Band 7	663,930.283	13.08	8,684,208
Band 8	251,408.362	13.04	3,278,365
Band 9	54,457.485	13.02	709,036
Band 10	705,398.885	13.01	9,177,239
Band 11	319,877.831	12.99	4,155,213
Band 12	198,883.379	12.97	2,579,517
Band 13	513,439.941	12.95	6,649,047
Band 14	1,053,596.355	12.92	13,612,465
Band 15	246,686.274	12.90	3,182,253
Band 16	28,419.260	12.87	365,756
Band 17	434,966.365	12.85	5,589,318
Band 18	10,010.258	12.83	128,432
Band 19	62,959.702	12.80	805,884
Band 20	429,444.162	12.94	5,557,007
Band 21	66,502.491	12.88	856,552
Band 25	3,878.127	13.27	51,463
Band 26	70,706.143	13.26	937,563
Band 27	52,724.735	13.15	693,330
Band 28	10,086.736	13.09	132,035
Band 29	72,601.425	13.08	949,627
Band 30	37,121.769	12.97	481,469
Band 31	24,687.622	12.92	318,964
Band 32	3,941.483	12.82	50,530
Band 33	690.317	12.75	8,802
Band 35	38,535.426	13.33	513,677
Band 36	4,644.243	13.26	61,583
Band 37	434.818	13.20	5,740
Band 38	81,209.958	13.24	1,075,220
Band 39	9,552.984	13.17	125,813
Band 40	7,321.600	13.11	95,986
Band 41	42,578.241	12.97	552,240
Band 42	11,136.729	12.90	143,664
Band 43	29,366.389	12.85	377,358
Band 45	3,164.208	12.67	40,091
Band 46	152,116.561	12.81	1,948,613
Band 47	40,613.324	12.76	518,226
Band 50	544.469	11.59	6,310
Band 55	2,895.025	11.63	33,669
	6,910,440.692		$ 89,782,368

236

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,469.877	$ 11.71	$ 17,212
Band 2	50,847.009	12.69	645,249
Band 3	3,961.776	12.57	49,800
Band 4	123,058.895	12.61	1,551,773
Band 5	165,103.875	12.59	2,078,658
Band 6	7,528,406.697	12.56	94,556,788
Band 7	5,201,078.238	12.54	65,221,521
Band 8	2,419,106.137	12.51	30,263,018
Band 9	413,629.428	12.49	5,166,232
Band 10	6,866,040.539	12.47	85,619,526
Band 11	2,315,796.632	12.46	28,854,826
Band 12	892,352.182	12.44	11,100,861
Band 13	3,116,838.004	12.42	38,711,128
Band 14	7,068,071.759	12.39	87,573,409
Band 15	2,052,037.590	12.37	25,383,705
Band 16	319,518.788	12.34	3,942,862
Band 17	4,353,303.971	12.32	53,632,705
Band 18	78,144.147	12.30	961,173
Band 19	354,598.372	12.27	4,350,922
Band 20	4,055,380.893	12.41	50,327,277
Band 21	462,995.417	12.36	5,722,623
Band 25	26,075.388	12.73	331,940
Band 26	124,287.585	12.71	1,579,695
Band 27	30,889.749	12.61	389,520
Band 28	4,261.702	12.56	53,527
Band 29	159,681.745	12.54	2,002,409
Band 30	33,961.559	12.44	422,482
Band 31	101,887.245	12.39	1,262,383
Band 32	1,794.320	12.29	22,052
Band 35	103,549.156	12.78	1,323,358
Band 36	25,787.245	12.71	327,756
Band 37	18,770.461	12.66	237,634
Band 38	439,051.846	12.69	5,571,568
Band 39	175,655.279	12.63	2,218,526
Band 40	31,976.035	12.58	402,259
Band 41	32,852.936	12.44	408,691
Band 42	52,511.610	12.37	649,569
Band 43	119,537.262	12.32	1,472,699
Band 44	36,342.683	12.20	443,381
Band 45	6,176.332	12.15	75,042
Band 46	2,536,771.028	12.29	31,176,916
Band 47	212,042.469	12.24	2,595,400
Band 50	11,378.352	11.69	133,013
Band 51	5,494.223	11.64	63,953
Band 52	332.671	11.75	3,909
Band 53	2,887.980	11.71	33,818
Band 54	1,281.057	11.66	14,937
Band 55	1,298.137	11.74	15,240
	52,138,276.281		$ 648,962,945

237

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Currently payable annuity contracts	9,028.001	$ 52.88	$ 477,401
Contracts in accumulation period:
Band 1	21,227.421	54.94	1,166,235
Band 2	415,410.313	52.88	21,966,897
Band 3	13,183.733	49.45	651,936
Band 4	270,887.563	50.48	13,674,404
Band 5	241,206.489	49.94	12,045,852
Band 6	8,055,775.598	49.06	395,216,351
Band 7	5,403,692.320	48.53	262,241,188
Band 8	4,752,059.522	47.67	226,530,677
Band 9	652,264.211	47.15	30,754,258
Band 10	6,659,145.039	46.70	310,982,073
Band 11	4,014,018.299	46.25	185,648,346
Band 12	1,535,092.266	45.81	70,322,577
Band 13	5,191,113.173	45.37	235,520,805
Band 14	6,129,080.351	44.50	272,744,076
Band 15	2,314,023.059	44.08	102,002,136
Band 16	433,597.981	43.24	18,748,777
Band 17	4,273,455.589	42.82	182,989,368
Band 18	142,137.971	42.41	6,028,071
Band 19	355,199.287	41.59	14,772,738
Band 20	2,458,780.895	44.94	110,497,613
Band 21	440,530.161	43.65	19,229,142
Band 25	90,729.616	53.91	4,891,234
Band 26	639,406.892	12.96	8,286,713
Band 27	205,625.061	12.85	2,642,282
Band 28	63,214.087	12.80	809,140
Band 29	1,123,548.505	12.78	14,358,950
Band 30	335,786.111	12.68	4,257,768
Band 31	193,477.135	12.62	2,441,681
Band 32	4,574.421	12.52	57,272
Band 33	796.011	12.45	9,910
Band 34	3,670.559	12.40	45,515
Band 38	307,429.944	11.57	3,556,964
Band 41	196,435.947	12.68	2,490,808
Band 42	32,816.121	12.61	413,811
Band 43	764,082.373	12.56	9,596,875
Band 44	8,078.180	12.43	100,412
Band 45	56,058.081	12.38	693,999
Band 46	10,985,761.130	12.24	134,465,716
Band 47	1,498,910.477	12.18	18,256,730
Band 49	424,053.369	10.22	4,333,825
Band 50	14,571.839	11.47	167,139
Band 51	47,670.740	11.42	544,400
Band 52	28,925.683	11.53	333,513
Band 53	2,001.587	11.49	22,998
Band 54	4,334.218	11.43	49,540
Band 55	16,174.131	11.51	186,164
	70,829,041.460		$ 2,707,224,280

238

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	1,252,217.297	$ 17.43	$ 21,826,147
Band 7	1,267.319	17.38	22,026
Band 10	967,972.070	17.20	16,649,120
Band 11	18,739.598	17.15	321,384
Band 12	600,016.759	17.11	10,266,287
Band 13	9,691.749	12.34	119,596
Band 14	236,565.955	13.65	3,229,125
Band 15	846,175.277	13.62	11,524,907
Band 17	380,298.710	13.54	5,149,245
Band 20	1,747,348.793	17.01	29,722,403
Band 46	1,066,580.990	12.18	12,990,956
	7,126,874.517		$ 111,821,196

239

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts	8,153.417	$37.69 to $39.15	$ 307,737
Contracts in accumulation period:
Band 1	63,636.078	39.15	2,491,352
Band 2	883,011.787	37.69	33,280,714
Band 3	18,767.972	35.24	661,383
Band 4	188,717.368	35.98	6,790,051
Band 5	150,187.117	35.59	5,345,159
Band 6	3,471,080.751	34.97	121,383,694
Band 7	3,219,736.377	34.59	111,370,681
Band 8	1,738,081.466	33.98	59,060,008
Band 9	360,310.958	33.60	12,106,448
Band 10	2,749,873.499	33.28	91,515,790
Band 11	2,515,156.670	32.96	82,899,564
Band 12	865,802.807	32.65	28,268,462
Band 13	2,150,982.161	32.34	69,562,763
Band 14	3,983,848.887	31.72	126,367,687
Band 15	630,544.555	31.41	19,805,404
Band 16	148,949.068	30.81	4,589,121
Band 17	1,801,225.879	30.52	54,973,414
Band 18	70,476.388	30.22	2,129,796
Band 19	233,991.270	29.64	6,935,501
Band 20	1,453,497.398	32.03	46,555,522
Band 21	311,996.042	31.11	9,706,197
Band 24	42.499	41.46	1,762
Band 25	50,634.349	38.42	1,945,372
Band 26	279,295.910	13.91	3,885,006
Band 27	44,755.009	13.75	615,381
Band 28	32,569.876	13.68	445,556
Band 29	370,642.774	13.65	5,059,274
Band 30	132,414.953	13.50	1,787,602
Band 31	75,180.097	13.42	1,008,917
Band 32	1,569.068	13.28	20,837
Band 33	833.678	13.18	10,988
Band 35	38,381.325	12.94	496,654
Band 36	16,404.232	12.87	211,122
Band 37	56,464.020	12.82	723,869
Band 38	275,481.551	12.85	3,539,938
Band 39	38,075.882	12.78	486,610
Band 40	28,394.775	12.73	361,465
Band 41	67,887.742	13.50	916,485
Band 42	58,782.621	13.40	787,687
Band 43	140,757.600	13.33	1,876,299
Band 44	21,997.405	13.15	289,266
Band 45	15,447.893	12.97	200,359
Band 46	1,791,739.512	12.16	21,787,552
Band 47	246,366.039	12.10	2,981,029
Band 50	604.171	11.60	7,008
Band 51	6,346.785	11.55	73,305
Band 52	504.054	11.67	5,882
	30,809,601.735		$ 945,631,673

240

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	452,863.030	$ 16.68	$ 7,553,755
Band 8	534.144	16.55	8,840
Band 10	317,766.713	16.46	5,230,440
Band 11	32,610.101	16.41	535,132
Band 12	174,077.124	16.37	2,849,643
Band 14	65,075.338	13.36	869,407
Band 15	203,291.430	13.33	2,709,875
Band 17	112,408.434	13.26	1,490,536
Band 20	662,924.504	16.28	10,792,411
Band 46	221,099.865	12.11	2,677,519
	2,242,650.683		$ 34,717,558

241

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Currently payable annuity contracts	2,287.018	$ 28.40	$ 64,943
Contracts in accumulation period:
Band 1	3,800.900	29.27	111,252
Band 2	478,938.669	28.40	13,601,867
Band 3	10,085.436	26.93	271,601
Band 4	176,510.327	27.31	4,820,497
Band 5	129,943.103	27.07	3,517,560
Band 6	1,869,744.602	26.69	49,903,483
Band 7	1,916,797.358	26.45	50,699,290
Band 8	1,776,666.726	26.09	46,353,235
Band 9	437,103.210	25.85	11,299,118
Band 10	1,982,381.965	25.65	50,848,097
Band 11	1,009,765.519	25.45	25,698,532
Band 12	489,370.232	25.26	12,361,492
Band 13	1,456,654.482	25.06	36,503,761
Band 14	2,097,951.079	24.68	51,777,433
Band 15	453,360.460	24.49	11,102,798
Band 16	102,194.275	24.11	2,463,904
Band 17	1,099,394.021	23.93	26,308,499
Band 18	27,970.471	23.74	664,019
Band 19	115,330.201	23.38	2,696,420
Band 20	720,026.116	24.87	17,907,050
Band 21	185,808.378	24.30	4,515,144
Band 24	198.075	30.60	6,061
Band 25	96,552.890	28.79	2,779,758
Band 26	116,402.722	14.13	1,644,770
Band 27	15,492.813	14.01	217,054
Band 28	17,354.223	13.96	242,265
Band 29	88,947.636	13.94	1,239,930
Band 30	22,698.063	13.82	313,687
Band 31	25,282.935	13.77	348,146
Band 32	478.575	13.66	6,537
Band 33	1,832.549	13.58	24,886
Band 34	71.882	13.53	973
Band 38	109,426.115	11.84	1,295,605
Band 41	20,283.197	13.83	280,517
Band 42	8,504.205	13.75	116,933
Band 43	26,837.004	13.69	367,399
Band 44	1,025.487	13.56	13,906
Band 45	36,835.830	13.50	497,284
Band 46	984,782.922	13.16	12,959,743
Band 47	165,437.018	13.09	2,165,571
Band 50	8,230.549	11.74	96,627
Band 51	1,445.624	11.69	16,899
Band 52	396.675	11.80	4,681
	18,290,601.537		$ 448,129,227

242

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	57,556.032	$ 19.68	$ 1,132,703
Band 7	629.679	19.62	12,354
Band 10	78,393.791	19.41	1,521,623
Band 11	860.584	19.36	16,661
Band 12	32,591.531	19.31	629,342
Band 13	5,175.075	13.27	68,673
Band 14	14,503.101	13.84	200,723
Band 15	33,525.014	13.81	462,980
Band 17	20,088.299	13.73	275,812
Band 20	156,155.217	19.21	2,999,742
Band 46	64,802.938	13.10	848,918
	464,281.261		$ 8,169,531

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Band 2	8,547.912	$ 10.99	$ 93,942
Band 4	40,854.818	10.79	440,823
Band 5	52,450.989	10.75	563,848
Band 6	876,798.039	10.67	9,355,435
Band 7	1,143,269.582	10.63	12,152,956
Band 8	223,629.415	10.55	2,359,290
Band 9	193,877.702	10.52	2,039,593
Band 10	632,333.055	10.48	6,626,850
Band 11	718,739.402	10.44	7,503,639
Band 12	298,497.114	10.40	3,104,370
Band 13	714,013.141	10.36	7,397,176
Band 14	1,291,501.741	10.29	13,289,553
Band 15	116,442.111	10.25	1,193,532
Band 16	45,040.890	10.17	458,066
Band 17	403,088.406	10.13	4,083,286
Band 18	20,257.206	10.10	204,598
Band 19	107,071.573	10.02	1,072,857
Band 20	425,770.355	10.32	4,393,950
Band 21	73,122.107	10.21	746,577
Band 25	12,397.883	11.07	137,245
Band 26	127,938.117	12.82	1,640,167
Band 27	42,336.143	12.68	536,822
Band 28	27,395.741	12.61	345,460
Band 29	137,177.620	12.59	1,727,066
Band 30	52,342.620	12.45	651,666
Band 31	24,723.863	12.38	306,081
Band 32	6,208.192	12.25	76,050
Band 34	559.256	12.09	6,761
Band 41	55,282.018	12.45	688,261
Band 42	634.647	12.36	7,844
Band 43	15,791.126	12.29	194,073
Band 45	4,062.277	12.00	48,747
Band 46	61,697.113	11.40	703,347
Band 47	30,051.507	11.35	341,085
	7,983,903.681		$ 84,491,016

243

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING UBS U.S. Allocation Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	47,051.079	$ 14.28	$ 671,889
Band 8	3,807.585	14.18	53,992
Band 10	40,999.639	14.11	578,505
Band 11	11,682.950	14.08	164,496
Band 12	4,287.219	14.05	60,235
Band 14	4,455.887	12.17	54,228
Band 15	24,354.991	12.15	295,913
Band 17	70,646.502	12.08	853,410
Band 20	75,338.607	13.98	1,053,234
Band 46	69,445.961	11.36	788,906

	352,070.420		$ 4,574,808

ING Van Kampen Capital Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	11,433.257	$ 14.37	$ 164,296
Band 3	3,532.933	14.09	49,779
Band 4	8,713.100	14.17	123,465
Band 5	36,342.179	14.13	513,515
Band 6	518,737.843	14.05	7,288,267
Band 7	486,259.904	14.01	6,812,501
Band 8	180,847.314	13.93	2,519,203
Band 9	48,185.809	13.89	669,301
Band 10	392,987.329	13.85	5,442,875
Band 11	231,458.589	13.81	3,196,443
Band 12	210,252.601	13.77	2,895,178
Band 13	417,879.055	13.73	5,737,479
Band 14	478,650.847	13.65	6,533,584
Band 15	98,974.040	13.61	1,347,037
Band 16	7,990.200	13.53	108,107
Band 17	347,130.832	13.49	4,682,795
Band 18	6,076.644	13.45	81,731
Band 19	44,449.829	13.38	594,739
Band 20	211,303.633	13.69	2,892,747
Band 21	34,244.139	13.57	464,693
Band 25	3,731.884	14.46	53,963
Band 26	18,710.228	15.70	293,751
Band 27	2,253.812	15.58	35,114
Band 28	1,486.631	15.51	23,058
Band 29	9,660.070	15.49	149,634
Band 30	5,285.775	15.36	81,190
Band 31	4,116.027	15.30	62,975
Band 38	235.720	13.18	3,107
Band 41	7,352.091	15.37	113,002
Band 43	4,731.641	15.22	72,016
Band 45	620.238	15.01	9,310
Band 46	73,436.726	13.78	1,011,958
Band 47	11,923.617	13.72	163,592
Band 54	3,889.032	13.09	50,907

	3,922,883.569		$ 54,241,312

244

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Capital Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	144,164.162	$ 17.19	$ 2,478,182
Band 8	409.897	17.05	6,989
Band 10	98,428.953	16.96	1,669,355
Band 11	3,773.098	16.91	63,803
Band 12	57,230.092	16.87	965,472
Band 13	1,493.427	13.90	20,759
Band 14	30,385.566	14.43	438,464
Band 15	79,660.825	14.41	1,147,912
Band 17	71,398.902	14.32	1,022,432
Band 20	363,780.040	16.78	6,104,229
Band 46	39,300.130	13.72	539,198
	890,025.092		$ 14,456,795

245

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Global Franchise Portfolio - Service
Class
Contracts in accumulation period:
Band 1	89.417	$ 17.98	$ 1,608
Band 2	7,205.647	17.78	128,116
Band 3	612.185	17.42	10,664
Band 4	69,246.319	17.52	1,213,196
Band 5	50,329.378	17.47	879,254
Band 6	2,698,953.511	17.37	46,880,822
Band 7	1,544,218.626	17.32	26,745,867
Band 8	1,244,867.216	17.23	21,449,062
Band 9	149,740.913	17.18	2,572,549
Band 10	3,674,853.612	17.13	62,950,242
Band 11	623,438.795	17.08	10,648,335
Band 12	280,577.346	17.03	4,778,232
Band 13	1,414,688.149	16.98	24,021,405
Band 14	2,273,525.097	16.88	38,377,104
Band 15	897,715.772	16.83	15,108,556
Band 16	122,977.559	16.74	2,058,644
Band 17	1,881,748.014	16.69	31,406,374
Band 18	21,621.358	16.64	359,779
Band 19	171,699.918	16.54	2,839,917
Band 20	731,715.714	16.93	12,387,947
Band 21	133,783.721	16.78	2,244,891
Band 25	10,837.272	17.88	193,770
Band 26	98,964.854	13.95	1,380,560
Band 27	16,907.716	13.84	234,003
Band 28	4,891.602	13.78	67,406
Band 29	181,142.342	13.76	2,492,519
Band 30	40,607.079	13.65	554,287
Band 31	42,627.999	13.59	579,315
Band 32	459.838	13.49	6,203
Band 34	3,266.760	13.36	43,644
Band 38	66,682.122	12.47	831,526
Band 41	23,164.904	13.65	316,201
Band 42	440.758	13.58	5,985
Band 43	50,450.856	13.52	682,096
Band 44	689.024	13.39	9,226
Band 45	16,805.626	13.33	224,019
Band 46	1,572,528.028	14.16	22,266,997
Band 47	147,370.143	14.09	2,076,445
Band 50	569.583	12.34	7,029
Band 51	40,921.518	12.28	502,516
Band 52	433.341	12.40	5,373
Band 53	813.772	12.35	10,050
Band 55	9,500.413	12.38	117,615
	20,323,683.817		$ 339,669,349

246

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Global Franchise Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	888,854.578	$ 18.55	$ 16,488,252
Band 7	6,484.539	18.50	119,964
Band 8	467.904	18.40	8,609
Band 10	788,106.420	18.30	14,422,347
Band 11	15,468.493	18.25	282,300
Band 12	287,724.109	18.20	5,236,579
Band 13	11,010.666	14.27	157,122
Band 14	151,592.384	15.19	2,302,688
Band 15	766,687.431	15.16	11,622,981
Band 17	318,607.536	15.07	4,801,416
Band 20	1,249,687.214	18.11	22,631,835
Band 46	619,476.994	14.09	8,728,431

	5,104,168.268		$ 86,802,524

247

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Growth and Income Portfolio - Service
Class
Currently payable annuity contracts	1,860.900	$ 34.28	$ 63,792
Contracts in accumulation period:
Band 1	5,425.143	35.27	191,345
Band 2	459,546.098	34.28	15,753,240
Band 3	10,643.217	32.59	346,862
Band 4	241,574.230	33.11	7,998,523
Band 5	133,609.268	32.83	4,386,392
Band 6	3,278,626.509	32.41	106,260,285
Band 7	1,910,349.964	32.13	61,379,544
Band 8	3,733,208.283	31.72	118,417,367
Band 9	349,212.417	31.44	10,979,238
Band 10	1,762,925.820	31.22	55,038,544
Band 11	3,931,480.677	30.99	121,836,586
Band 12	540,794.345	30.77	16,640,242
Band 13	1,754,312.290	30.55	53,594,240
Band 14	2,295,715.300	30.11	69,123,988
Band 15	433,803.003	29.89	12,966,372
Band 16	74,256.783	29.46	2,187,605
Band 17	843,024.078	29.24	24,650,024
Band 18	39,973.924	29.03	1,160,443
Band 19	100,563.746	28.61	2,877,129
Band 20	666,928.942	30.33	20,227,955
Band 21	144,407.636	29.67	4,284,575
Band 24	48.629	36.83	1,791
Band 25	32,902.262	34.78	1,144,341
Band 26	148,515.203	13.02	1,933,668
Band 27	99,107.917	12.91	1,279,483
Band 28	7,942.807	12.86	102,144
Band 29	443,150.671	12.84	5,690,055
Band 30	93,646.314	12.73	1,192,118
Band 31	41,623.009	12.68	527,780
Band 32	2,252.146	12.58	28,332
Band 33	230.357	12.51	2,882
Band 38	23,386.054	11.58	270,811
Band 41	24,252.229	12.74	308,973
Band 42	9,540.653	12.67	120,880
Band 43	52,622.726	12.61	663,573
Band 45	3,639.017	12.44	45,269
Band 46	1,160,551.896	12.50	14,506,899
Band 47	85,811.200	12.44	1,067,491
Band 50	561.473	11.47	6,440
Band 51	5,955.191	11.42	68,008
	24,947,982.327		$ 739,325,229

248

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Growth and Income Portfolio - Service
2 Class
Contracts in accumulation period:
Band 6	685,778.190	$ 17.30	$ 11,863,963
Band 7	16,112.856	17.26	278,108
Band 8	1,615.940	17.17	27,746
Band 10	489,965.667	17.07	8,363,714
Band 11	16,380.768	17.03	278,964
Band 12	361,256.614	16.98	6,134,137
Band 13	14,225.382	12.60	179,240
Band 14	98,560.932	13.58	1,338,457
Band 15	386,412.900	13.55	5,235,895
Band 17	364,689.973	13.47	4,912,374
Band 20	1,913,417.732	16.89	32,317,625
Band 46	496,112.346	12.44	6,171,638
	4,844,529.300		$ 77,101,861

249

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service Class
Currently payable annuity contracts	1,068.210	$ 70.72	$ 75,544
Contracts in accumulation period:
Band 1	3,830.231	73.47	281,407
Band 2	82,788.671	70.72	5,854,815
Band 3	1,004.024	66.13	66,396
Band 4	66,634.861	67.51	4,498,519
Band 5	43,519.112	66.79	2,906,641
Band 6	1,233,035.527	65.61	80,899,461
Band 7	925,649.677	64.90	60,074,664
Band 8	780,244.581	63.75	49,740,592
Band 9	114,199.424	63.05	7,200,274
Band 10	905,351.742	62.45	56,539,216
Band 11	559,408.709	61.85	34,599,429
Band 12	224,151.840	61.26	13,731,542
Band 13	781,012.450	60.68	47,391,835
Band 14	1,120,556.682	59.52	66,695,534
Band 15	431,098.845	58.95	25,413,277
Band 16	58,594.091	57.82	3,387,910
Band 17	869,365.394	57.26	49,779,862
Band 18	23,115.212	56.71	1,310,864
Band 19	67,933.174	55.63	3,779,122
Band 20	442,430.365	60.10	26,590,065
Band 21	63,975.975	58.38	3,734,917
Band 24	73.332	77.80	5,705
Band 25	12,711.943	72.10	916,531
Band 26	115,394.337	17.92	2,067,867
Band 27	30,730.185	17.72	544,539
Band 28	6,672.742	17.62	117,574
Band 29	170,169.509	17.59	2,993,282
Band 30	66,215.622	17.40	1,152,152
Band 31	46,502.628	17.30	804,495
Band 32	745.641	17.11	12,758
Band 33	1,895.479	16.99	32,204
Band 34	1,666.534	16.89	28,148
Band 38	49,172.958	10.01	492,221
Band 41	46,072.010	17.40	801,653
Band 42	22,879.754	17.27	395,133
Band 43	111,112.108	17.18	1,908,906
Band 44	9,528.579	16.95	161,509
Band 45	20,411.808	16.61	339,040
Band 46	1,500,462.611	12.62	18,935,838
Band 47	199,744.504	12.56	2,508,791
Band 51	3,779.515	9.92	37,493
Band 53	778.663	9.98	7,771
Band 54	2,135.709	9.93	21,208
Band 55	9,022.262	10.00	90,223
	11,226,847.230		$ 578,926,927

250

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	302,582.074	$ 22.31	$ 6,750,606
Band 7	2,297.154	22.25	51,112
Band 8	100.621	22.13	2,227
Band 10	224,457.790	22.02	4,942,561
Band 11	3,580.120	21.96	78,619
Band 12	76,279.581	21.90	1,670,523
Band 13	3,585.046	12.72	45,602
Band 14	48,943.024	15.68	767,427
Band 15	224,737.499	15.65	3,517,142
Band 17	91,206.272	15.56	1,419,170
Band 20	391,483.637	21.78	8,526,514
Band 46	223,003.963	12.56	2,800,930
	1,592,256.781		$ 30,572,433

251

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 2	1,155.062	$ 13.69	$ 15,813
Band 4	38,457.544	13.61	523,407
Band 5	4,034.909	13.60	54,875
Band 6	384,429.374	13.57	5,216,707
Band 7	162,740.441	13.56	2,206,760
Band 8	226,870.234	13.53	3,069,554
Band 9	62,283.179	13.51	841,446
Band 10	270,992.704	13.50	3,658,402
Band 11	41,368.557	13.48	557,648
Band 12	9,323.699	13.47	125,590
Band 13	151,926.829	13.45	2,043,416
Band 14	244,771.682	13.43	3,287,284
Band 15	138,878.813	13.41	1,862,365
Band 16	17,451.128	13.38	233,496
Band 17	178,023.565	13.37	2,380,175
Band 18	196.399	13.35	2,622
Band 19	8,780.063	13.33	117,038
Band 20	39,082.879	13.44	525,274
Band 21	16,859.387	13.40	225,916
Band 25	328.187	13.71	4,499
Band 26	77,530.667	13.70	1,062,170
Band 27	28,565.103	13.61	388,771
Band 28	8,411.481	13.57	114,144
Band 29	70,167.395	13.55	950,768
Band 30	25,780.463	13.47	347,263
Band 31	38,241.996	13.43	513,590
Band 32	910.933	13.34	12,152
Band 33	929.512	13.29	12,353
Band 34	1,525.686	13.24	20,200
Band 35	140,155.791	11.76	1,648,232
Band 36	12,131.230	11.72	142,178
Band 37	12,179.665	11.69	142,380
Band 38	282,655.760	11.71	3,309,899
Band 39	90,329.632	11.67	1,054,147
Band 40	24,941.192	11.64	290,315
Band 41	3,743.586	13.47	50,426
Band 42	4,012.811	13.41	53,812
Band 43	13,365.566	13.37	178,698
Band 45	2,724.307	13.23	36,043
Band 46	109,156.057	13.34	1,456,142
Band 47	23,207.098	13.30	308,654
Band 49	184,582.030	10.77	1,987,948
	3,153,202.596		$ 41,032,572

252

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	7,282.842	$ 13.39	$ 97,517
Band 10	12,992.594	13.31	172,931
Band 12	28.160	13.29	374
Band 14	133.949	13.24	1,773
Band 15	19,106.092	13.23	252,774
Band 17	2,719.996	13.19	35,877
Band 20	10,407.109	13.26	137,998
Band 46	7,672.131	13.16	100,965
	60,342.873		$ 800,209

ING Wells Fargo Disciplined Value Portfolio - Service
Class
Currently payable annuity contracts	3,973.792	$ 25.87	$ 102,802
Contracts in accumulation period:
Band 1	4,111.495	26.70	109,777
Band 2	459,025.768	25.87	11,874,997
Band 3	6,656.661	24.47	162,888
Band 4	78,541.053	24.90	1,955,672
Band 5	80,139.735	24.67	1,977,047
Band 6	1,095,548.155	24.32	26,643,731
Band 7	961,260.180	24.09	23,156,758
Band 8	1,157,241.219	23.75	27,484,479
Band 9	292,332.673	23.52	6,875,664
Band 10	296,949.465	23.34	6,930,801
Band 11	1,521,531.966	23.15	35,223,465
Band 12	293,262.028	22.97	6,736,229
Band 13	789,321.939	22.79	17,988,647
Band 14	1,099,587.408	22.43	24,663,746
Band 15	62,422.101	22.25	1,388,892
Band 16	17,521.876	21.90	383,729
Band 17	230,946.100	21.72	5,016,149
Band 18	17,020.773	21.55	366,798
Band 19	44,904.567	21.21	952,426
Band 20	182,633.678	22.61	4,129,347
Band 21	44,355.566	22.07	978,927
Band 25	15,792.768	26.28	415,034
Band 26	15,836.554	12.27	194,315
Band 28	3,357.551	12.12	40,694
Band 29	16,800.453	12.11	203,453
Band 30	5,874.445	12.01	70,552
Band 31	10,031.571	11.96	119,978
Band 38	2,499.970	10.59	26,475
Band 41	1,248.420	12.01	14,994
Band 42	5,135.061	11.95	61,364
Band 43	1,868.259	11.90	22,232
Band 44	282.228	11.78	3,325
Band 46	134,909.473	11.24	1,516,382
Band 47	16,024.000	11.19	179,309
	8,968,948.951		$ 207,971,078

253

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Wells Fargo Disciplined Value Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	32,716.959	$ 15.63	$ 511,366
Band 10	30,390.558	15.42	468,622
Band 11	979.412	15.37	15,054
Band 12	11,966.384	15.33	183,445
Band 13	631.132	11.33	7,151
Band 14	6,523.228	12.00	78,279
Band 15	10,583.883	11.98	126,795
Band 17	18,410.745	11.91	219,272
Band 20	134,394.755	15.25	2,049,520
Band 46	42,229.558	11.19	472,549
	288,826.614		$ 4,132,053

ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Band 2	2,984.243	$ 10.97	$ 32,737
Band 4	5,894.801	10.92	64,371
Band 5	5,491.567	10.91	59,913
Band 6	156,048.761	10.88	1,697,811
Band 7	67,450.430	10.87	733,186
Band 8	119,827.692	10.85	1,300,130
Band 9	16,687.996	10.84	180,898
Band 10	282,308.292	10.82	3,054,576
Band 11	14,434.814	10.81	156,040
Band 12	9,616.636	10.80	103,860
Band 13	132,324.424	10.79	1,427,781
Band 14	135,586.251	10.77	1,460,264
Band 15	86,340.164	10.76	929,020
Band 16	18,223.754	10.73	195,541
Band 17	114,045.385	10.72	1,222,567
Band 18	76.732	10.71	822
Band 19	3,606.415	10.69	38,553
Band 20	26,780.590	10.78	288,695
Band 21	7,265.270	10.74	78,029
Band 25	3,525.235	11.00	38,778
Band 26	4,618.725	10.99	50,760
Band 27	1,575.308	10.92	17,202
Band 28	1,543.844	10.88	16,797
Band 29	7,145.914	10.87	77,676
Band 30	5,183.790	10.80	55,985
Band 31	9,700.468	10.77	104,474
Band 38	2,150.210	10.43	22,427
Band 41	831.443	10.80	8,980
Band 42	2,027.693	10.76	21,818
Band 43	1,184.090	10.72	12,693
Band 46	68,985.309	10.70	738,143
Band 47	11,441.852	10.66	121,970
	1,324,908.098		$ 14,312,497

254

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	2,066.585	$ 10.86	$ 22,443
Band 8	851.517	10.82	9,213
Band 10	9,509.417	10.80	102,702
Band 12	733.621	10.78	7,908
Band 14	3,620.864	10.74	38,888
Band 15	4,804.607	10.73	51,553
Band 17	267.832	10.70	2,866
Band 20	32,613.353	10.75	350,594
Band 46	5,180.499	10.67	55,276
	59,648.295		$ 641,443

ING Diversified International Fund - Class R
Contracts in accumulation period:
Band 35	2,324.827	$ 11.86	$ 27,572
Band 36	3,697.822	11.83	43,745
Band 38	19,370.745	11.82	228,962
Band 39	4,974.709	11.80	58,702
Band 40	3,283.239	11.78	38,677
	33,651.342		$ 397,658

ING American Century Large Company Value Portfolio
- Service Class
Contracts in accumulation period:
Band 35	15,714.882	$ 12.54	$ 197,065
Band 36	1,292.426	12.39	16,013
Band 37	303.794	12.28	3,731
Band 38	15,882.913	14.54	230,938
Band 39	3,405.198	14.41	49,069
Band 40	2,091.974	14.32	29,957
	38,691.187		$ 526,773

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Band 35	3,943.985	$ 15.53	$ 61,250
Band 36	3,079.596	15.35	47,272
Band 38	22,502.655	16.66	374,894
Band 39	1,038.239	16.52	17,152
Band 40	1,125.107	16.41	18,463
	31,689.582		$ 519,031

255

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,175.200	$ 13.23	$ 55,238
Band 4	100,199.952	13.14	1,316,627
Band 5	21,225.288	13.12	278,476
Band 6	2,503,316.894	13.08	32,743,385
Band 7	1,063,040.358	13.07	13,893,937
Band 8	1,741,643.928	13.03	22,693,620
Band 9	219,133.006	13.01	2,850,920
Band 10	2,907,329.602	12.99	37,766,212
Band 11	505,384.445	12.98	6,559,890
Band 12	172,288.715	12.96	2,232,862
Band 13	1,404,431.573	12.94	18,173,345
Band 14	1,443,539.368	12.91	18,636,093
Band 15	1,102,937.971	12.89	14,216,870
Band 16	211,607.972	12.85	2,719,162
Band 17	1,477,278.989	12.83	18,953,489
Band 18	5,123.622	12.82	65,685
Band 19	59,702.121	12.78	762,993
Band 20	377,326.051	12.92	4,875,053
Band 21	81,244.804	12.87	1,045,621
Band 26	205,623.181	13.24	2,722,451
Band 27	54,950.346	13.14	722,048
Band 28	8,928.841	13.08	116,789
Band 29	219,815.132	13.06	2,870,786
Band 30	37,265.944	12.96	482,967
Band 31	53,673.746	12.90	692,391
Band 32	402.410	12.80	5,151
Band 34	3,637.702	12.68	46,126
Band 35	109,065.519	18.82	2,052,613
Band 36	25,122.380	18.61	467,527
Band 37	7,297.774	18.45	134,644
Band 38	341,743.257	18.55	6,339,337
Band 39	142,690.026	18.38	2,622,643
Band 40	30,668.596	18.26	560,009
Band 41	17,552.246	12.96	227,477
Band 42	19,574.012	12.89	252,309
Band 43	67,537.319	12.84	867,179
Band 44	1,231.271	12.71	15,649
Band 45	27,234.875	12.66	344,794
Band 46	1,267,944.332	12.80	16,229,687
Band 47	208,721.709	12.75	2,661,202
Band 50	17,010.486	11.46	194,940
Band 51	704.185	11.41	8,035
Band 52	15.260	11.52	176
Band 53	3,595.186	11.48	41,273
Band 54	953.929	11.43	10,903
Band 55	8,856.582	11.50	101,851
	18,282,746.105		$ 240,630,435

256

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Band 2	5,142.515	$ 10.28	$ 52,865
Band 4	64,798.685	10.23	662,891
Band 5	20,335.971	10.22	207,834
Band 6	1,892,774.444	10.21	19,325,227
Band 7	722,546.049	10.20	7,369,970
Band 8	1,084,038.326	10.18	11,035,510
Band 9	152,938.535	10.17	1,555,385
Band 10	2,975,001.853	10.16	30,226,019
Band 11	353,820.168	10.16	3,594,813
Band 12	176,039.499	10.15	1,786,801
Band 13	1,243,596.963	10.14	12,610,073
Band 14	1,150,009.286	10.12	11,638,094
Band 15	887,486.194	10.11	8,972,485
Band 16	180,046.222	10.09	1,816,666
Band 17	1,065,809.645	10.09	10,754,019
Band 18	5,867.590	10.08	59,145
Band 19	21,531.284	10.06	216,605
Band 20	378,257.329	10.13	3,831,747
Band 21	78,767.720	10.10	795,554
Band 26	127,183.308	10.29	1,308,716
Band 27	56,002.045	10.23	572,901
Band 28	5,718.898	10.21	58,390
Band 29	166,041.093	10.20	1,693,619
Band 30	31,464.136	10.15	319,361
Band 31	4,111.966	10.12	41,613
Band 38	85,509.537	11.27	963,692
Band 41	7,555.468	10.15	76,688
Band 42	11,734.808	10.11	118,639
Band 43	68,994.685	10.09	696,156
Band 44	1,965.979	10.03	19,719
Band 45	1,798.065	10.00	17,981
Band 46	991,086.953	10.07	9,980,246
Band 47	148,855.363	10.04	1,494,508
Band 50	10,311.891	11.19	115,390
Band 51	736.145	11.13	8,193
Band 52	1,399.428	11.25	15,744
Band 53	1,764.270	11.20	19,760
Band 54	5,127.566	11.15	57,172
Band 55	1,772.931	11.23	19,910
	14,187,942.813		$ 144,110,101

257

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 2	9,695.677	$ 11.52	$ 111,694
Band 4	125,072.230	11.46	1,433,328
Band 5	34,733.995	11.45	397,704
Band 6	1,733,413.306	11.43	19,812,914
Band 7	450,277.516	11.42	5,142,169
Band 8	1,263,874.182	11.39	14,395,527
Band 9	390,708.526	11.38	4,446,263
Band 10	2,974,581.136	11.37	33,820,988
Band 11	425,913.870	11.35	4,834,122
Band 12	106,843.272	11.34	1,211,603
Band 13	1,154,957.849	11.33	13,085,672
Band 14	1,672,008.762	11.31	18,910,419
Band 15	970,586.133	11.29	10,957,917
Band 16	230,548.767	11.27	2,598,285
Band 17	1,255,005.183	11.26	14,131,358
Band 18	5,960.957	11.25	67,061
Band 19	62,501.389	11.22	701,266
Band 20	326,227.652	11.32	3,692,897
Band 21	173,699.554	11.28	1,959,331
Band 25	52,267.386	11.55	603,688
Band 26	112,119.722	11.54	1,293,862
Band 27	107,997.723	11.46	1,237,654
Band 28	36,188.207	11.43	413,631
Band 29	100,792.560	11.41	1,150,043
Band 30	30,712.741	11.34	348,282
Band 31	21,550.001	11.31	243,731
Band 32	918.914	11.24	10,329
Band 34	308.192	11.15	3,436
Band 35	22,457.651	13.41	301,157
Band 36	4,852.531	13.25	64,296
Band 37	351.721	13.13	4,618
Band 38	154,470.986	15.21	2,349,504
Band 39	4,670.510	15.08	70,431
Band 40	2,676.328	14.98	40,091
Band 41	47,961.813	11.34	543,887
Band 42	10,160.741	11.30	114,816
Band 43	105,739.235	11.26	1,190,624
Band 44	3,026.748	11.17	33,809
Band 45	2,021.946	11.14	22,524
Band 46	1,658,054.908	11.23	18,619,957
Band 47	179,994.860	11.20	2,015,942
Band 50	15,355.688	11.54	177,205
Band 51	8,941.999	11.48	102,654
Band 52	1,104.662	11.60	12,814
Band 53	675.777	11.55	7,805
Band 54	5,646.932	11.50	64,940
Band 55	11,581.320	11.58	134,112
	16,069,211.758		$ 182,886,360

258

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan International Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,142.353	$ 19.91	$ 22,744
Band 4	54,689.392	19.70	1,077,381
Band 5	9,113.304	19.65	179,076
Band 6	1,046,143.809	19.57	20,473,034
Band 7	519,263.428	19.52	10,136,022
Band 8	545,554.881	19.44	10,605,587
Band 9	78,228.607	19.40	1,517,635
Band 10	1,210,673.517	19.35	23,426,533
Band 11	264,434.701	19.31	5,106,234
Band 12	87,006.083	19.27	1,676,607
Band 13	597,701.174	19.23	11,493,794
Band 14	1,181,636.981	19.14	22,616,532
Band 15	641,782.175	19.10	12,258,040
Band 16	50,730.257	19.01	964,382
Band 17	1,050,615.310	18.97	19,930,172
Band 18	3,473.182	18.93	65,747
Band 19	139,135.413	18.85	2,622,703
Band 20	650,366.771	19.18	12,474,035
Band 21	52,264.375	19.06	996,159
Band 26	69,005.862	19.96	1,377,357
Band 27	13,467.024	19.70	265,300
Band 28	4,315.797	19.57	84,460
Band 29	56,464.770	19.52	1,102,192
Band 30	24,256.629	19.27	467,425
Band 31	29,018.407	19.14	555,412
Band 33	519.291	18.73	9,726
Band 34	266.028	18.61	4,951
Band 35	30,341.946	17.69	536,749
Band 36	633.885	17.48	11,080
Band 37	3,978.287	17.32	68,904
Band 38	86,956.286	20.50	1,782,604
Band 39	10,065.837	20.32	204,538
Band 40	17,333.541	20.18	349,791
Band 41	59,169.662	19.27	1,140,199
Band 42	6,537.659	19.10	124,869
Band 43	33,088.794	18.98	628,025
Band 44	839.875	15.72	13,203
Band 45	4,219.281	15.51	65,441
Band 46	727,074.023	14.23	10,346,263
Band 47	182,535.270	14.16	2,584,699
Band 50	995.126	12.40	12,340
Band 51	849.126	12.35	10,487
Band 55	484.800	12.45	6,036
	9,546,372.919		$ 179,394,468

259

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	62,936.339	$ 16.30	$ 1,025,862
Band 7	26,147.544	17.27	451,568
Band 9	95,158.925	17.12	1,629,121
Band 10	63,076.035	13.90	876,757
Band 13	16,584.582	16.93	280,777
Band 15	80,299.931	16.78	1,347,433
Band 19	13,224.269	13.59	179,718
Band 20	53,029.434	13.80	731,806
Band 21	48,298.850	13.72	662,660
Band 26	88,981.693	17.77	1,581,205
Band 27	38,943.989	17.47	680,351
Band 28	11,299.920	17.32	195,715
Band 29	132,151.095	17.27	2,282,249
Band 30	88,253.206	16.97	1,497,657
Band 31	53,606.163	16.83	902,192
Band 32	2,680.850	16.55	44,368
Band 33	1,997.272	16.36	32,675
Band 34	4,012.368	16.22	65,081
Band 35	84,162.831	17.98	1,513,248
Band 36	27,471.972	17.77	488,177
Band 37	10,629.896	17.62	187,299
Band 38	186,008.857	17.15	3,190,052
Band 39	68,219.854	16.99	1,159,055
Band 40	18,159.416	16.88	306,531
Band 41	21,997.463	15.95	350,860
Band 42	23,415.223	15.81	370,195
Band 43	71,264.011	15.70	1,118,845
Band 44	350.741	13.63	4,781
Band 45	826.659	13.50	11,160
	1,393,189.388		$ 23,167,398

260

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class
Contracts in accumulation period:
Band 2	6,907.200	$ 13.66	$ 94,352
Band 4	24,130.621	13.51	326,005
Band 5	11,032.095	13.48	148,713
Band 6	1,186,300.693	13.42	15,920,155
Band 7	1,125,695.126	13.40	15,084,315
Band 8	635,240.025	13.34	8,474,102
Band 9	64,710.677	13.31	861,299
Band 10	1,672,154.279	13.28	22,206,209
Band 11	464,986.817	13.25	6,161,075
Band 12	70,921.760	13.22	937,586
Band 13	597,343.418	13.19	7,878,960
Band 14	1,822,960.271	13.13	23,935,468
Band 15	449,647.987	13.10	5,890,389
Band 16	84,576.202	13.05	1,103,719
Band 17	1,265,063.511	13.02	16,471,127
Band 18	2,937.440	12.99	38,157
Band 19	72,076.136	12.93	931,944
Band 20	1,109,999.631	13.16	14,607,595
Band 21	62,162.257	13.07	812,461
Band 26	44,916.833	13.69	614,911
Band 27	9,621.563	13.51	129,987
Band 28	5,001.595	13.42	67,121
Band 29	21,333.331	13.39	285,653
Band 30	35,682.151	13.22	471,718
Band 31	22,089.455	13.13	290,035
Band 33	166.543	12.85	2,140
Band 34	15,861.442	12.77	202,551
Band 35	6,628.400	12.73	84,380
Band 36	1,365.528	12.67	17,301
Band 37	4,524.904	13.60	61,539
Band 38	19,652.992	12.65	248,610
Band 39	6,286.128	12.58	79,079
Band 40	14,668.828	12.53	183,800
Band 41	21,724.215	13.22	287,194
Band 42	6,939.100	13.11	90,972
Band 43	15,262.767	13.02	198,721
Band 44	12,458.809	11.76	146,516
Band 45	7,562.908	11.50	86,973
Band 46	528,419.108	11.53	6,092,672
Band 47	58,814.913	11.47	674,607
Band 52	1,837.334	10.62	19,512
	11,589,664.993		$ 152,219,623

261

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Neuberger Berman Partners Portfolio - Service
Class
Contracts in accumulation period:
Band 1	6,895.752	$ 10.71	$ 73,854
Band 2	208,477.543	11.11	2,316,186
Band 3	4,110.928	11.04	45,385
Band 4	145,225.220	11.06	1,606,191
Band 5	118,841.417	11.05	1,313,198
Band 6	1,876,007.587	11.03	20,692,364
Band 7	1,431,436.512	11.02	15,774,430
Band 8	1,962,803.756	11.00	21,590,841
Band 9	291,880.152	11.00	3,210,682
Band 10	585,722.242	10.99	6,437,087
Band 11	2,262,936.650	10.98	24,847,044
Band 12	432,907.300	10.97	4,748,993
Band 13	1,158,078.657	10.96	12,692,542
Band 14	1,361,608.238	10.94	14,895,994
Band 15	165,736.356	10.93	1,811,498
Band 16	27,919.273	10.91	304,599
Band 17	377,437.114	10.90	4,114,065
Band 18	28,961.431	10.89	315,390
Band 19	48,601.457	10.87	528,298
Band 20	484,056.849	10.95	5,300,422
Band 21	106,435.430	10.92	1,162,275
Band 25	18,300.709	10.70	195,818
Band 26	39,730.453	11.12	441,803
Band 27	15,521.499	11.06	171,668
Band 28	5,715.852	11.03	63,046
Band 29	42,487.926	11.02	468,217
Band 30	29,518.369	10.97	323,817
Band 31	27,881.091	10.94	305,019
Band 32	3,476.123	10.88	37,820
Band 33	430.868	10.85	4,675
Band 38	1,296.267	12.36	16,022
Band 41	2,708.558	10.97	29,713
Band 42	5,209.205	10.93	56,937
Band 43	24,798.110	10.90	270,299
Band 44	12,097.496	10.84	131,137
Band 45	845.954	10.81	9,145
Band 46	213,124.161	10.88	2,318,791
Band 47	15,707.754	10.85	170,429
Band 50	9,173.950	12.25	112,381
	13,554,104.209		$ 148,908,075

262

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Neuberger Berman Regency Portfolio - Service
Class
Contracts in accumulation period:
Band 4	28,410.879	$ 10.20	$ 289,791
Band 5	365.276	10.19	3,722
Band 6	147,597.228	10.17	1,501,064
Band 7	60,843.115	10.16	618,166
Band 8	107,775.983	10.15	1,093,926
Band 9	14,753.346	10.14	149,599
Band 10	231,226.591	10.13	2,342,325
Band 11	25,796.220	10.12	261,058
Band 12	5,225.166	10.11	52,826
Band 13	87,986.153	10.10	888,660
Band 14	105,607.493	10.09	1,065,580
Band 15	53,320.307	10.08	537,469
Band 16	9,198.601	10.06	92,538
Band 17	112,823.022	10.05	1,133,871
Band 18	745.780	10.04	7,488
Band 19	24,240.642	10.03	243,134
Band 20	22,710.755	10.09	229,152
Band 21	20,387.028	10.07	205,297
Band 26	9,622.706	10.25	98,633
Band 27	412.998	10.20	4,213
Band 29	76,503.539	10.16	777,276
Band 30	2,881.515	10.11	29,132
Band 31	6,180.134	10.09	62,358
Band 38	6,472.463	11.36	73,527
Band 41	3,916.478	10.11	39,596
Band 43	4,408.829	10.05	44,309
Band 46	79,926.812	10.03	801,666
Band 47	21,665.506	10.01	216,872
Band 50	1,789.912	11.27	20,172
	1,272,794.477		$ 12,883,420

ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Band 35	14,366.548	$ 11.76	$ 168,951
Band 36	2,612.096	11.61	30,326
Band 37	1,825.202	11.51	21,008
Band 38	24,089.549	13.02	313,646
Band 39	2,741.146	12.91	35,388
Band 40	4,271.645	12.82	54,762
	49,906.186		$ 624,081

263

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 4	31,636.088	$ 14.73	$ 466,000
Band 7	8,845.190	14.65	129,582
Band 9	49,328.750	14.59	719,706
Band 10	12,778.110	14.57	186,177
Band 13	8,425.192	14.51	122,250
Band 15	27,586.564	14.45	398,626
Band 19	5,209.688	14.34	74,707
Band 20	5,502.893	14.49	79,737
Band 21	5,869.469	14.43	84,696
Band 26	119,469.184	14.86	1,775,312
Band 27	49,922.491	14.73	735,358
Band 28	8,636.216	14.67	126,693
Band 29	115,631.309	14.65	1,693,999
Band 30	55,303.397	14.53	803,558
Band 31	61,536.759	14.47	890,437
Band 32	1,835.522	14.36	26,358
Band 33	172.599	14.28	2,465
Band 35	158,013.216	14.94	2,360,717
Band 36	8,235.658	14.86	122,382
Band 37	1,260.622	14.79	18,645
Band 38	138,312.173	14.84	2,052,553
Band 39	54,370.193	14.75	801,960
Band 40	14,852.558	14.69	218,184
Band 41	2,904.220	14.54	42,227
Band 42	8,103.289	14.46	117,174
Band 43	15,302.883	14.40	220,362
Band 45	2,713.378	14.20	38,530
	971,757.611		$ 14,308,395

264

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 2	5,666.097	$ 14.71	$ 83,348
Band 4	92,165.432	17.61	1,623,033
Band 5	35,394.051	16.73	592,142
Band 6	1,491,443.909	14.55	21,700,509
Band 7	303,484.102	16.59	5,034,801
Band 8	782,649.668	14.49	11,340,594
Band 9	152,046.440	16.45	2,501,164
Band 10	1,647,677.215	14.73	24,270,285
Band 11	229,042.766	14.43	3,305,087
Band 12	53,080.051	14.41	764,884
Band 13	522,373.258	16.26	8,493,789
Band 14	709,892.022	14.35	10,186,951
Band 15	616,582.816	16.12	9,939,315
Band 16	91,883.077	14.29	1,313,009
Band 17	1,076,656.174	14.27	15,363,884
Band 18	25,697.982	14.25	366,196
Band 19	51,220.983	14.40	737,582
Band 20	227,754.748	14.62	3,329,774
Band 21	89,257.586	14.54	1,297,805
Band 26	168,972.607	17.07	2,884,362
Band 27	14,956.775	16.78	250,975
Band 28	10,016.308	16.64	166,671
Band 29	205,356.289	16.59	3,406,861
Band 30	53,349.939	16.30	869,604
Band 31	16,882.679	16.16	272,824
Band 34	3,889.667	15.58	60,601
Band 35	200,450.561	17.27	3,461,781
Band 36	53,749.859	17.07	917,510
Band 37	38,005.094	16.93	643,426
Band 38	450,323.922	18.62	8,385,031
Band 39	172,735.354	18.45	3,186,967
Band 40	46,481.877	18.33	852,013
Band 41	24,545.676	17.23	422,922
Band 42	8,114.590	17.08	138,597
Band 43	55,063.068	16.97	934,420
Band 44	1,342.988	14.78	19,849
Band 45	19,329.449	14.58	281,823
Band 46	627,444.649	14.23	8,928,537
Band 47	113,785.242	14.18	1,613,475
Band 50	4,170.846	12.11	50,509
Band 51	3,570.017	12.05	43,019
Band 52	612.198	12.17	7,450
Band 53	300.531	12.12	3,642
Band 55	326.173	12.15	3,963
	10,497,744.735		$ 160,050,984

265

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Service
Class
Contracts in accumulation period:
Band 35	256,665.694	$ 11.72	$ 3,008,122
Band 36	44,914.426	11.65	523,253
Band 37	8,146.673	11.61	94,583
Band 38	459,240.389	11.64	5,345,558
Band 39	68,289.248	11.58	790,789
Band 40	24,537.594	11.53	282,918
	861,794.024		$ 10,045,223

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 35	130,180.280	$ 13.06	$ 1,700,154
Band 36	3,722.627	12.91	48,059
Band 37	5,609.431	12.80	71,801
Band 38	187,300.067	11.91	2,230,744
Band 39	45,568.060	11.80	537,703
Band 40	13,258.051	11.72	155,384
	385,638.516		$ 4,743,845

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 35	53,037.917	$ 12.23	$ 648,654
Band 36	10,544.335	12.17	128,325
Band 37	36,350.915	12.12	440,573
Band 38	474,712.509	12.15	5,767,757
Band 39	111,207.536	12.08	1,343,387
Band 40	79,826.892	12.04	961,116
	765,680.104		$ 9,289,812

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 35	64,246.915	$ 12.70	$ 815,936
Band 36	6,311.135	12.63	79,710
Band 37	877.313	12.58	11,037
Band 38	311,792.353	12.62	3,934,819
Band 39	89,335.249	12.55	1,121,157
Band 40	43,662.050	12.50	545,776
	516,225.015		$ 6,508,435

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 35	9,761.722	$ 13.14	$ 128,269
Band 36	20,767.428	13.07	271,430
Band 38	412,431.959	13.06	5,386,361
Band 39	93,362.362	12.99	1,212,777
Band 40	58,325.901	12.93	754,154
	594,649.372		$ 7,752,991

266

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 35	8,606.310	$ 13.56	$ 116,702
Band 38	40,722.467	13.47	548,532
Band 39	32,483.947	13.40	435,285
Band 40	2,566.681	13.35	34,265
	84,379.405		$ 1,134,784

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Band 35	52,436.852	$ 11.50	$ 603,024
Band 36	10,638.654	11.44	121,706
Band 37	2,795.894	11.40	31,873
Band 38	245,892.449	11.43	2,810,551
Band 39	76,365.736	11.37	868,278
Band 40	19,583.002	11.32	221,680
	407,712.587		$ 4,657,112

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 35	56,820.489	$ 13.92	$ 790,941
Band 36	11,372.656	13.76	156,488
Band 37	3,457.327	13.63	47,123
Band 38	83,768.242	16.84	1,410,657
Band 39	36,910.360	16.70	616,403
Band 40	11,673.274	16.58	193,543
	204,002.348		$ 3,215,155

267

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	809.120	$ 10.20	$ 8,253
Band 4	41,123.793	10.18	418,640
Band 5	10,378.587	10.18	105,654
Band 6	317,542.989	10.17	3,229,412
Band 7	282,095.633	10.17	2,868,913
Band 8	209,945.009	10.16	2,133,041
Band 9	45,677.219	10.16	464,081
Band 10	552,902.808	10.16	5,617,493
Band 11	104,815.178	10.15	1,063,874
Band 12	9,217.603	10.15	93,559
Band 13	158,947.348	10.15	1,613,316
Band 14	391,502.818	10.14	3,969,839
Band 15	154,045.813	10.14	1,562,025
Band 16	16,503.675	10.13	167,182
Band 17	159,630.646	10.12	1,615,462
Band 19	2,653.560	10.11	26,827
Band 20	60,796.355	10.14	616,475
Band 21	10,546.090	10.13	106,832
Band 26	35,103.630	10.21	358,408
Band 27	9,337.084	10.18	95,052
Band 28	245.426	10.17	2,496
Band 29	87,293.843	10.17	887,778
Band 30	324.143	10.15	3,290
Band 31	575.619	10.14	5,837
Band 35	133,889.761	13.62	1,823,579
Band 36	22,931.704	13.46	308,661
Band 37	20,025.225	13.34	267,137
Band 38	191,979.122	15.93	3,058,227
Band 39	30,689.579	15.79	484,588
Band 40	16,099.122	15.68	252,434
Band 41	2,685.202	10.15	27,255
Band 42	97.200	10.14	986
Band 43	1,669.006	10.13	16,907
Band 44	347.516	10.10	3,510
Band 46	229,437.382	10.12	2,321,906
Band 47	20,545.872	10.11	207,719
Band 50	993.709	10.15	10,086
Band 52	768.775	10.17	7,818
	3,334,173.164		$ 35,824,552

268

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	10,766.361	$ 12.79	$ 137,702
Band 3	514.145	12.72	6,540
Band 4	52,781.334	12.74	672,434
Band 5	19,146.332	12.73	243,733
Band 6	1,021,785.529	12.71	12,986,894
Band 7	545,888.865	12.70	6,932,789
Band 8	766,752.361	12.67	9,714,752
Band 9	91,049.873	12.66	1,152,691
Band 10	1,480,050.005	12.65	18,722,633
Band 11	303,476.442	12.64	3,835,942
Band 12	68,021.600	12.63	859,113
Band 13	736,723.948	12.62	9,297,456
Band 14	1,002,601.398	12.60	12,632,778
Band 15	472,387.352	12.59	5,947,357
Band 16	82,707.153	12.57	1,039,629
Band 17	663,536.422	12.55	8,327,382
Band 18	4,277.767	12.54	53,643
Band 19	23,902.698	12.52	299,262
Band 20	145,537.427	12.61	1,835,227
Band 21	106,098.375	12.58	1,334,718
Band 26	58,431.811	12.80	747,927
Band 27	11,839.103	12.74	150,830
Band 28	9,088.052	12.71	115,509
Band 29	74,517.557	12.69	945,628
Band 30	18,699.922	12.63	236,180
Band 31	16,970.841	12.60	213,833
Band 32	488.118	12.54	6,121
Band 33	270.030	12.49	3,373
Band 38	77,245.703	13.64	1,053,631
Band 41	14,100.381	12.63	178,088
Band 42	12,888.614	12.59	162,268
Band 43	29,167.715	12.56	366,347
Band 44	114.035	12.48	1,423
Band 45	3,351.452	12.45	41,726
Band 46	743,055.193	12.53	9,310,482
Band 47	71,973.387	12.50	899,667
Band 50	10.124	13.48	136
Band 51	1,229.849	13.42	16,505
Band 55	7,830.621	13.54	106,027
	8,749,277.895		$ 110,588,376

269

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 4	7,250.301	$ 14.66	$ 106,289
Band 7	111.572	10.48	1,169
Band 9	24,979.171	10.38	259,284
Band 10	4,055.707	13.05	52,927
Band 13	8,916.775	10.25	91,397
Band 15	18,688.717	10.15	189,690
Band 20	613.177	12.95	7,941
Band 21	1,405.428	12.88	18,102
Band 26	25,001.449	10.83	270,766
Band 27	37,515.742	10.62	398,417
Band 28	12,598.297	10.52	132,534
Band 29	40,369.283	10.48	423,070
Band 30	25,014.102	10.28	257,145
Band 31	35,639.095	10.18	362,806
Band 41	1,140.130	14.34	16,349
Band 43	3,225.251	14.12	45,541
	246,524.197		$ 2,633,427

ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	4,077.759	$ 12.05	$ 49,137
Band 6	72,777.886	12.03	875,518
Band 7	91,639.458	12.02	1,101,506
Band 8	60,652.076	12.00	727,825
Band 9	5,173.793	12.00	62,086
Band 10	183,572.237	11.99	2,201,031
Band 11	63,252.642	11.98	757,767
Band 12	5,436.952	11.97	65,080
Band 13	70,915.903	11.96	848,154
Band 14	124,940.305	11.95	1,493,037
Band 15	42,422.611	11.94	506,526
Band 16	8,375.671	11.92	99,838
Band 17	91,624.970	11.91	1,091,253
Band 18	1,015.145	11.90	12,080
Band 19	10,051.657	11.89	119,514
Band 20	25,712.192	11.95	307,261
Band 21	4,962.509	11.93	59,203
Band 35	52,490.698	11.99	629,363
Band 36	6,624.925	11.85	78,505
Band 37	4,078.252	11.74	47,879
Band 38	42,012.300	15.42	647,830
Band 39	19,081.733	15.29	291,760
Band 40	1,155.197	15.19	17,547
Band 46	83,777.137	11.90	996,948
Band 47	22,430.023	11.87	266,244
Band 51	2,960.424	11.91	35,259
Band 55	6,060.050	12.00	72,721
	1,107,274.505		$ 13,460,872

270

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	2,302.944	$ 12.68	$ 29,201
Band 4	43,295.812	13.54	586,225
Band 5	760.979	12.58	9,573
Band 6	211,220.646	12.55	2,650,819
Band 7	70,471.169	13.44	947,133
Band 8	89,247.327	12.50	1,115,592
Band 9	10,357.275	13.37	138,477
Band 10	110,186.405	13.34	1,469,887
Band 11	44,060.455	12.44	548,112
Band 12	6,458.229	12.43	80,276
Band 13	51,489.137	13.27	683,261
Band 14	47,086.446	12.38	582,930
Band 15	51,427.095	13.20	678,838
Band 16	1,323.761	12.33	16,322
Band 17	71,144.933	12.31	875,794
Band 19	2,515.388	13.05	32,826
Band 20	14,697.770	13.25	194,745
Band 21	19,450.017	13.17	256,157
Band 26	12,654.223	13.70	173,363
Band 27	1,116.099	13.54	15,112
Band 28	6,203.595	13.47	83,562
Band 29	12,335.798	13.44	165,793
Band 30	485.000	13.29	6,446
Band 31	2,054.839	13.22	27,165
Band 35	29,473.870	12.70	374,318
Band 36	141.232	12.55	1,772
Band 37	17,301.306	12.44	215,228
Band 38	47,206.445	15.57	735,004
Band 39	5,168.848	15.44	79,807
Band 40	7,912.033	15.33	121,291
Band 41	13,143.480	13.30	174,808
Band 42	850.212	13.20	11,223
Band 43	8,868.756	13.13	116,447
Band 44	666.553	12.95	8,632
Band 46	54,181.117	12.27	664,802
Band 47	19,078.123	12.22	233,135
	1,086,337.317		$ 14,104,076

271

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Small Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 4	1,108.109	$ 10.04	$ 11,125
Band 6	37,212.268	10.01	372,495
Band 7	5,959.098	10.00	59,591
Band 8	29,708.151	9.99	296,784
Band 9	2,359.781	9.98	23,551
Band 10	38,570.168	9.97	384,545
Band 11	2,926.171	9.96	29,145
Band 12	576.215	9.95	5,733
Band 13	28,397.245	9.95	282,553
Band 14	16,383.942	9.93	162,693
Band 15	12,310.055	9.92	122,116
Band 16	1,688.605	9.90	16,717
Band 17	38,341.782	9.89	379,200
Band 19	483.526	9.87	4,772
Band 20	2,904.046	9.94	28,866
Band 21	8,028.731	9.91	79,565
Band 26	2,012.925	10.09	20,310
Band 29	5,054.797	10.00	50,548
Band 38	1,020.985	11.28	11,517
Band 46	17,937.736	9.88	177,225
Band 47	3,727.265	9.85	36,714
	256,711.601		$ 2,555,765

272

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,826.999	$ 11.78	$ 45,082
Band 4	150,106.139	14.44	2,167,533
Band 5	23,455.266	13.80	323,683
Band 6	2,261,292.545	13.72	31,024,934
Band 7	359,818.425	13.68	4,922,316
Band 8	629,661.682	13.60	8,563,399
Band 9	268,525.723	13.56	3,641,209
Band 10	2,285,681.036	13.52	30,902,408
Band 11	232,921.944	13.48	3,139,788
Band 12	485,536.670	13.44	6,525,613
Band 13	438,690.296	13.41	5,882,837
Band 14	851,683.863	12.41	10,569,397
Band 15	1,430,256.506	13.29	19,008,109
Band 16	63,527.611	11.22	712,780
Band 17	992,531.813	12.31	12,218,067
Band 19	60,733.907	12.05	731,844
Band 20	2,808,345.522	13.37	37,547,580
Band 21	132,032.459	12.17	1,606,835
Band 26	224,752.427	14.07	3,162,267
Band 27	84,982.452	13.83	1,175,307
Band 28	27,652.940	13.72	379,398
Band 29	232,633.306	13.68	3,182,424
Band 30	140,726.152	13.44	1,891,359
Band 31	57,070.440	13.33	760,749
Band 32	9,000.031	13.11	117,990
Band 33	1,382.800	12.96	17,921
Band 34	9,543.213	12.84	122,535
Band 35	128,460.049	14.24	1,829,271
Band 36	38,905.484	14.08	547,789
Band 37	21,660.015	13.96	302,374
Band 38	299,162.836	15.22	4,553,258
Band 39	88,287.153	15.08	1,331,370
Band 40	15,762.850	14.98	236,127
Band 41	38,177.025	14.13	539,441
Band 42	17,910.978	14.00	250,754
Band 43	109,951.135	13.91	1,529,420
Band 44	6,303.945	12.19	76,845
Band 45	24,011.509	12.02	288,618
Band 46	1,727,735.504	11.17	19,298,806
Band 47	74,289.000	11.36	843,923
Band 50	1,144.672	10.78	12,340
Band 55	2,037.493	10.83	22,066
	16,860,171.815		$ 222,005,766

273

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Band 35	230,011.817	$ 12.56	$ 2,888,948
Band 36	15,409.255	12.49	192,462
Band 37	5,416.190	12.44	67,377
Band 38	20,963.403	12.48	261,623
Band 39	10,434.105	12.41	129,487
Band 40	764.475	12.36	9,449
	282,999.245		$ 3,549,346

274

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period:
Band 2	3,703.489	$ 12.39	$ 45,886
Band 4	86,004.460	12.31	1,058,715
Band 5	4,262.340	12.29	52,384
Band 6	1,006,617.885	12.26	12,341,135
Band 7	229,881.315	12.24	2,813,747
Band 8	423,606.916	12.21	5,172,240
Band 9	145,150.422	12.19	1,769,384
Band 10	1,231,628.412	12.17	14,988,918
Band 11	120,696.947	12.16	1,467,675
Band 12	94,762.734	12.14	1,150,420
Band 13	454,671.965	12.12	5,510,624
Band 14	513,211.553	12.09	6,204,728
Band 15	492,315.380	12.07	5,942,247
Band 16	167,711.517	12.04	2,019,247
Band 17	537,221.438	12.02	6,457,402
Band 19	6,651.657	11.97	79,620
Band 20	154,888.809	12.11	1,875,703
Band 21	67,658.332	12.06	815,959
Band 26	118,768.877	12.41	1,473,922
Band 27	18,262.175	12.31	224,807
Band 28	4,142.916	12.26	50,792
Band 29	182,104.499	12.24	2,228,959
Band 30	49,417.641	12.14	599,930
Band 31	21,894.887	12.09	264,709
Band 32	2,835.040	11.99	33,992
Band 35	356,547.089	12.76	4,549,541
Band 36	53,428.067	12.61	673,728
Band 37	48,788.580	12.50	609,857
Band 38	729,065.288	15.26	11,125,536
Band 39	94,506.405	15.12	1,428,937
Band 40	51,924.670	15.02	779,909
Band 41	11,037.751	12.14	133,998
Band 42	758.985	12.08	9,169
Band 43	25,487.996	12.03	306,621
Band 44	700.034	11.91	8,337
Band 45	7,714.777	11.86	91,497
Band 46	496,199.394	11.99	5,949,431
Band 47	61,471.684	11.94	733,972
Band 49	101,900.595	10.15	1,034,291
Band 50	88.510	9.68	857
Band 51	906.592	9.66	8,758
Band 53	509.079	9.69	4,933
Band 55	2,103.163	9.70	20,401
	8,181,210.265		$ 102,112,918

275

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative Portfolio -
Class S
Contracts in accumulation period:
Band 35	28,151.711	$ 15.12	$ 425,654
Band 36	19,111.970	15.04	287,444
Band 37	2,136.712	14.98	32,008
Band 38	35,098.790	15.02	527,184
Band 39	11,480.021	14.94	171,512
Band 40	86.319	14.88	1,284
	96,065.523		$ 1,445,086

ING VP Strategic Allocation Growth Portfolio - Class S
Contracts in accumulation period:
Band 35	10,801.573	$ 18.15	$ 196,049
Band 37	931.773	17.98	16,753
Band 38	9,397.409	18.03	169,435
Band 39	4,050.141	17.93	72,619
	25,180.896		$ 454,856

ING VP Strategic Allocation Moderate Portfolio - Class S
Contracts in accumulation period:
Band 35	16,837.880	$ 16.63	$ 280,014
Band 36	984.582	16.54	16,285
Band 37	3,723.535	16.48	61,364
Band 38	19,320.225	16.52	319,170
Band 39	5,401.190	16.43	88,742
Band 40	5,872.211	16.37	96,128
	52,139.623		$ 861,703

ING VP Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 22	598.364	$ 9.96	$ 5,960
Band 23	14,466.280	9.96	144,084
	15,064.644		$ 150,044

276

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING VP Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 5	788.084	$ 9.96	$ 7,849
Band 6	21,254.869	9.95	211,486
Band 7	3,297.281	9.95	32,808
Band 8	8,085.999	9.95	80,456
Band 9	159.032	9.95	1,582
Band 10	15,527.888	9.95	154,502
Band 12	1,531.742	9.95	15,241
Band 13	1,104.537	9.95	10,990
Band 14	1,845.196	9.95	18,360
Band 15	5,373.773	9.95	53,469
Band 17	9,804.335	9.94	97,455
Band 20	801.726	9.95	7,977
Band 29	3,575.560	9.95	35,577
Band 35	145,541.571	16.75	2,437,821
Band 36	10,817.915	16.59	179,469
Band 37	13,618.221	16.47	224,292
Band 38	220,030.821	15.78	3,472,086
Band 39	17,603.627	15.64	275,321
Band 40	5,500.678	15.54	85,481
Band 46	1,808.065	9.94	17,972

	488,070.920		$ 7,420,194

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Band 6	85,085.396	$ 11.18	$ 951,255
Band 7	24,763.134	11.16	276,357
Band 9	885,599.646	11.08	9,812,444
Band 10	23,538.814	11.05	260,104
Band 12	11,272.331	11.00	123,996
Band 13	109,786.678	10.98	1,205,458
Band 14	15,505.270	10.93	169,473
Band 15	321,031.961	10.90	3,499,248
Band 17	16,979.644	10.83	183,890
Band 20	89,911.475	10.95	984,531
Band 26	694,284.842	11.41	7,921,790
Band 27	256,101.226	11.26	2,883,700
Band 28	73,217.368	11.18	818,570
Band 29	2,185,869.224	11.15	24,372,442
Band 30	898,075.637	11.00	9,878,832
Band 31	724,255.329	10.92	7,908,868
Band 32	26,260.499	10.78	283,088
Band 33	8,931.977	10.68	95,394
Band 34	7,311.297	10.61	77,573
Band 35	147,388.263	11.52	1,697,913
Band 36	5,079.965	11.42	58,013

	6,610,249.976		$ 73,462,939

277

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Band 6	91,812.774	$ 10.85	$ 996,169
Band 9	659,659.015	10.75	7,091,334
Band 10	10,048.067	10.73	107,816
Band 12	9,370.201	10.68	100,074
Band 13	156,538.523	10.66	1,668,701
Band 14	12,759.425	10.61	135,377
Band 15	244,110.640	10.59	2,585,132
Band 20	7,108.000	10.63	75,558
Band 26	761,148.617	11.06	8,418,304
Band 27	200,101.042	10.91	2,183,102
Band 28	48,108.191	10.84	521,493
Band 29	1,230,545.121	10.82	13,314,498
Band 30	816,494.609	10.68	8,720,162
Band 31	438,196.441	10.61	4,649,264
Band 32	28,241.063	10.48	295,966
Band 33	9,299.795	10.39	96,625
Band 34	18,820.729	10.32	194,230
Band 35	12,140.961	11.16	135,493
Band 38	22,171.775	11.04	244,776
	4,776,674.989		$ 51,534,074

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Band 6	72,473.829	$ 10.56	$ 765,324
Band 9	696,869.051	10.48	7,303,188
Band 10	13,894.007	10.46	145,331
Band 13	91,778.095	10.39	953,574
Band 14	17,887.105	10.35	185,132
Band 15	195,558.515	10.33	2,020,119
Band 26	458,926.156	10.76	4,938,045
Band 27	175,524.087	10.63	1,865,821
Band 28	72,618.980	10.56	766,856
Band 29	1,703,320.806	10.54	17,953,001
Band 30	681,730.834	10.41	7,096,818
Band 31	428,023.837	10.34	4,425,766
Band 32	37,090.326	10.22	379,063
Band 33	10,953.225	10.14	111,066
Band 34	16,142.739	10.08	162,719
Band 35	1,377.779	10.85	14,949
Band 36	10,923.757	10.76	117,540
Band 38	17,188.672	10.74	184,606
	4,702,281.800		$ 49,388,918

278

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Band 6	37,690.128	$ 11.10	$ 418,360
Band 9	474,544.746	11.01	5,224,738
Band 10	107,853.811	10.99	1,185,313
Band 12	5,941.749	10.95	65,062
Band 13	50,616.736	10.93	553,241
Band 15	199,719.830	10.87	2,170,955
Band 19	17,353.956	10.74	186,381
Band 20	9,261.400	10.91	101,042
Band 21	92,559.519	10.84	1,003,345
Band 26	376,722.357	11.29	4,253,195
Band 27	163,046.442	11.16	1,819,598
Band 28	84,686.701	11.10	940,022
Band 29	953,121.021	11.07	10,551,050
Band 30	327,790.398	10.95	3,589,305
Band 31	192,347.149	10.88	2,092,737
Band 32	79,907.272	10.76	859,802
Band 34	8,690.972	10.62	92,298
Band 35	6,024.425	11.38	68,558
Band 36	33,809.195	11.29	381,706
Band 38	11,794.954	11.27	132,929
Band 39	6,752.233	11.18	75,490
Band 40	3,826.165	11.12	42,547
Band 45	5,603.335	10.64	59,619
	3,249,664.494		$ 35,867,293

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 6	48,882.810	$ 11.54	$ 564,108
Band 9	55,143.470	11.45	631,393
Band 10	243,919.423	11.43	2,787,999
Band 13	1,230.074	11.37	13,986
Band 15	50,726.497	11.31	573,717
Band 19	4,126.701	11.19	46,178
Band 20	17,212.346	11.35	195,360
Band 21	93,419.483	11.29	1,054,706
Band 26	187,699.730	11.72	2,199,841
Band 27	38,556.263	11.60	447,253
Band 28	19,999.578	11.53	230,595
Band 29	705,524.013	11.51	8,120,581
Band 30	465,087.876	11.39	5,297,351
Band 31	76,459.015	11.32	865,516
Band 32	567.330	11.21	6,360
Band 38	8,453.942	11.70	98,911
Band 39	2,204.524	11.62	25,617
Band 40	13,251.087	11.56	153,183
	2,032,464.162		$ 23,312,655

279

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 6	5,766.671	$ 11.15	$ 64,298
Band 9	88,542.307	11.07	980,163
Band 10	76,617.947	11.05	846,628
Band 12	1,488.542	11.02	16,404
Band 13	11,023.927	11.00	121,263
Band 15	49,107.786	10.94	537,239
Band 19	2,774.248	10.83	30,045
Band 20	10,606.628	10.98	116,461
Band 21	85,552.705	10.92	934,236
Band 26	322,708.110	11.31	3,649,829
Band 27	110,916.044	11.20	1,242,260
Band 28	78,341.978	11.14	872,730
Band 29	833,099.689	11.12	9,264,069
Band 30	314,797.856	11.01	3,465,924
Band 31	185,783.922	10.96	2,036,192
Band 32	8,362.548	10.85	90,734
Band 33	3,737.186	10.78	40,287
Band 34	4,501.212	10.73	48,298
Band 35	3,390.941	11.39	38,623
Band 38	30,966.878	11.30	349,926
Band 39	16,996.541	11.22	190,701
Band 44	544.155	10.77	5,861
Band 45	713.749	10.72	7,651
	2,246,341.570		$ 24,949,822

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	1,554.804	$ 11.01	$ 17,118
Band 9	95,020.316	10.94	1,039,522
Band 10	56,200.017	10.92	613,704
Band 13	15,847.447	10.87	172,262
Band 15	71,074.293	10.82	769,024
Band 19	10,724.053	10.72	114,962
Band 20	9,217.604	10.86	100,103
Band 21	47,529.067	10.81	513,789
Band 26	162,930.096	11.16	1,818,300
Band 27	28,361.294	11.06	313,676
Band 28	14,483.115	11.01	159,459
Band 29	672,392.469	10.99	7,389,593
Band 30	133,729.099	10.89	1,456,310
Band 31	93,371.204	10.84	1,012,144
Band 32	488.214	10.74	5,243
Band 33	1,093.471	10.67	11,667
Band 34	10,779.478	10.62	114,478
Band 35	410.982	11.23	4,615
Band 38	16,624.456	11.15	185,363
Band 44	33,767.972	10.66	359,967
Band 45	3,950.232	10.62	41,951
	1,479,549.683		$ 16,213,250

280

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	207.686	$ 11.14	$ 2,314
Band 9	18,366.114	11.07	203,313
Band 10	68,148.546	11.06	753,723
Band 13	1,503.009	11.01	16,548
Band 15	8,812.487	10.96	96,585
Band 19	33,328.251	10.87	362,278
Band 20	5,391.712	10.99	59,255
Band 21	12,204.799	10.95	133,643
Band 26	161,118.352	11.28	1,817,415
Band 27	49,765.875	11.18	556,382
Band 28	4,672.466	11.13	52,005
Band 29	365,841.246	11.12	4,068,155
Band 30	73,525.679	11.02	810,253
Band 31	69,846.679	10.97	766,218
Band 33	142.434	10.82	1,541
Band 35	287.175	11.34	3,257
Band 38	10,094.405	11.26	113,663
Band 44	6,124.332	10.82	66,265
Band 45	6,899.222	10.77	74,305
	896,280.469		$ 9,957,118

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 9	13,881.567	$ 10.92	$ 151,587
Band 10	14,805.742	10.90	161,383
Band 13	1,773.099	10.86	19,256
Band 15	858.810	10.82	9,292
Band 19	13,298.394	10.73	142,692
Band 20	4,078.195	10.85	44,248
Band 21	301.068	10.80	3,252
Band 26	136,398.798	11.10	1,514,027
Band 27	70,502.585	11.02	776,938
Band 28	58,606.392	10.97	642,912
Band 29	184,769.987	10.96	2,025,079
Band 30	88,572.722	10.87	962,785
Band 31	80,911.133	10.83	876,268
Band 32	1,110.794	10.75	11,941
Band 39	12,863.645	11.03	141,886
Band 44	1,004.514	10.69	10,738
Band 45	2,623.551	10.65	27,941
	686,360.996		$ 7,522,225

281

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 9	16,071.138	$ 10.86	$ 174,533
Band 10	36,242.149	10.85	393,227
Band 13	13,779.556	10.81	148,957
Band 15	2,039.492	10.77	21,965
Band 19	53,549.735	10.69	572,447
Band 20	3,193.292	10.79	34,456
Band 21	503.347	10.76	5,416
Band 26	60,897.710	11.02	671,093
Band 27	906.089	10.95	9,922
Band 29	161,050.657	10.89	1,753,842
Band 30	28,670.147	10.82	310,211
Band 31	168,957.290	10.78	1,821,360
Band 32	324.432	10.71	3,475
Band 33	769.044	10.66	8,198
Band 35	14,931.042	11.08	165,436
	561,885.120		$ 6,094,538

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 9	13,335.168	$ 10.57	$ 140,953
Band 10	41,633.203	10.55	439,230
Band 13	2,945.594	10.52	30,988
Band 15	85,220.520	10.49	893,963
Band 19	270.022	10.42	2,814
Band 21	104,418.676	10.48	1,094,308
Band 26	128,597.752	10.71	1,377,282
Band 27	51,997.991	10.64	553,259
Band 28	11,357.615	10.61	120,504
Band 29	90,895.116	10.60	963,488
Band 30	206,940.971	10.53	2,179,088
Band 31	67,767.061	10.50	711,554
Band 39	1.354	10.66	14
Band 44	19,213.335	10.38	199,434
Band 45	11,723.289	10.35	121,336
	836,317.667		$ 8,828,215

282

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 9	16,972.056	$ 11.28	$ 191,445
Band 10	16,659.030	11.26	187,581
Band 13	611.907	11.23	6,872
Band 15	14,328.034	11.20	160,474
Band 19	5,269.728	11.14	58,705
Band 21	6,620.087	11.19	74,079
Band 26	40,489.449	11.41	461,985
Band 27	38,130.697	11.35	432,783
Band 29	155,490.996	11.31	1,758,603
Band 30	44,554.198	11.24	500,789
Band 31	7,798.203	11.21	87,418
Band 32	1,548.353	11.15	17,264
Band 34	1,611.502	11.08	17,855
Band 45	5,262.506	11.07	58,256
	355,346.746		$ 4,014,109

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 9	12,392.484	$ 10.35	$ 128,262
Band 10	12,151.138	10.34	125,643
Band 15	7,883.407	10.29	81,120
Band 26	408,801.147	10.45	4,271,972
Band 27	292,471.214	10.41	3,044,625
Band 28	157,228.073	10.38	1,632,027
Band 29	1,290,964.880	10.37	13,387,306
Band 30	846,791.063	10.32	8,738,884
Band 31	463,769.064	10.30	4,776,821
Band 32	591.539	10.26	6,069
Band 33	210.548	10.22	2,152
Band 45	36.189	10.19	369
	3,493,290.746		$ 36,195,250

283

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 9	300,958.764	$ 10.21	$ 3,072,789
Band 10	13,496.154	10.21	137,796
Band 13	133,728.574	10.19	1,362,694
Band 14	11,135.048	10.18	113,355
Band 15	56,509.414	10.17	574,701
Band 19	1,836.356	10.14	18,621
Band 21	501.470	10.17	5,100
Band 26	1,051,753.616	10.28	10,812,027
Band 27	607,517.226	10.25	6,227,052
Band 28	187,146.762	10.23	1,914,511
Band 29	3,203,462.278	10.23	32,771,419
Band 30	2,111,810.687	10.19	21,519,351
Band 31	882,869.950	10.18	8,987,616
Band 32	60,936.710	10.15	618,508
Band 33	5,895.731	10.13	59,724
Band 34	27,738.978	10.11	280,441
Band 45	2,821.795	10.11	28,528
	8,660,119.513		$ 88,504,233

284

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Global Equity Dividend Portfolio
Contracts in accumulation period:
Band 2	462.827	$ 9.67	$ 4,476
Band 4	24,385.940	9.49	231,423
Band 5	60,898.393	9.45	575,490
Band 6	565,862.148	9.38	5,307,787
Band 7	908,538.177	9.34	8,485,747
Band 8	132,724.309	9.27	1,230,354
Band 9	71,121.385	9.23	656,450
Band 10	410,171.375	9.20	3,773,577
Band 11	279,576.116	9.16	2,560,917
Band 12	310,426.908	9.13	2,834,198
Band 13	509,598.882	9.09	4,632,254
Band 14	969,214.387	9.02	8,742,314
Band 15	95,151.209	8.98	854,458
Band 16	25,313.442	8.91	225,543
Band 17	286,178.449	8.88	2,541,265
Band 18	10,730.032	8.85	94,961
Band 19	59,428.636	8.78	521,783
Band 20	452,678.409	9.06	4,101,266
Band 21	106,013.174	8.95	948,818
Band 25	10,982.248	9.75	107,077
Band 26	25,441.880	9.71	247,041
Band 27	26,186.053	9.49	248,506
Band 28	1,985.156	9.38	18,621
Band 29	26,364.349	9.34	246,243
Band 30	15,941.245	9.12	145,384
Band 31	31,973.643	9.02	288,402
Band 32	2,102.492	8.82	18,544
Band 33	1,098.084	8.68	9,531
Band 34	810.421	8.58	6,953
Band 41	104.387	15.42	1,610
Band 42	47.353	15.28	724
Band 43	3,009.460	15.18	45,684
Band 45	2,219.968	13.51	29,992
Band 46	50,801.655	13.01	660,930
Band 47	17,981.465	12.95	232,860
	5,495,524.057		$ 50,631,183

ING VP Global Science and Technology Portfolio - Class
S
Contracts in accumulation period:
Band 35	10,630.681	$ 16.09	$ 171,048
Band 36	4,786.752	16.01	76,636
Band 37	10,654.111	15.94	169,827
Band 38	35,920.428	15.98	574,008
Band 39	5,568.674	15.90	88,542
Band 40	3,794.309	15.83	60,064
	71,354.955		$ 1,140,125

285

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth Portfolio - Class S
Contracts in accumulation period:
Band 35	16,605.792	$ 12.21	$ 202,757
Band 36	5,427.834	12.07	65,514
Band 37	2,182.951	11.96	26,108
Band 38	15,794.810	15.50	244,820
Band 39	4,080.866	15.36	62,682
Band 40	1,755.314	15.26	26,786
	45,847.567		$ 628,667

286

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 2	12,060.355	$ 12.09	$ 145,810
Band 4	98,147.516	11.90	1,167,955
Band 5	43,940.893	11.86	521,139
Band 6	1,448,885.370	11.78	17,067,870
Band 7	1,270,439.731	11.74	14,914,962
Band 8	1,049,107.456	11.66	12,232,593
Band 9	827,970.807	11.63	9,629,300
Band 10	2,011,973.534	11.59	23,318,773
Band 11	336,767.450	11.55	3,889,664
Band 12	256,880.755	11.51	2,956,697
Band 13	1,814,201.007	11.47	20,808,886
Band 14	1,886,826.831	11.40	21,509,826
Band 15	1,224,324.131	11.36	13,908,322
Band 16	87,285.580	11.29	985,454
Band 17	1,503,495.404	11.25	16,914,323
Band 18	28,351.308	11.21	317,818
Band 19	155,478.127	11.14	1,732,026
Band 20	988,345.108	11.44	11,306,668
Band 21	202,205.104	11.32	2,288,962
Band 26	1,639,936.660	12.13	19,892,432
Band 27	625,058.063	11.90	7,438,191
Band 28	196,754.388	11.78	2,317,767
Band 29	3,008,721.049	11.74	35,322,385
Band 30	1,875,406.640	11.51	21,585,930
Band 31	1,006,831.359	11.40	11,477,877
Band 32	104,144.706	11.18	1,164,338
Band 33	25,709.235	11.04	283,830
Band 34	46,238.889	10.93	505,391
Band 35	589,241.635	12.29	7,241,780
Band 36	59,344.768	12.13	719,852
Band 37	17,231.181	12.01	206,946
Band 38	334,862.257	15.31	5,126,741
Band 39	97,960.826	15.18	1,487,045
Band 40	37,140.954	15.08	560,086
Band 41	73,028.167	14.22	1,038,461
Band 42	29,148.879	14.10	410,999
Band 43	75,926.396	14.00	1,062,970
Band 44	1,054.518	12.63	13,319
Band 45	59,389.608	12.46	739,995
Band 46	556,600.090	11.87	6,606,843
Band 47	58,676.711	11.81	692,972
Band 49	162,839.123	10.51	1,711,439
	25,927,932.569		$ 303,224,637

287

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	4,875.368	$ 13.95	$ 68,011
Band 4	136,812.461	15.57	2,130,170
Band 5	22,655.110	15.70	355,685
Band 6	1,857,114.729	13.75	25,535,328
Band 7	813,865.169	15.55	12,655,603
Band 8	1,082,008.316	13.67	14,791,054
Band 9	364,078.269	15.40	5,606,805
Band 10	2,026,223.321	13.23	26,806,935
Band 11	344,718.746	13.60	4,688,175
Band 12	171,859.480	13.57	2,332,133
Band 13	979,845.972	15.20	14,893,659
Band 14	1,405,287.368	13.49	18,957,327
Band 15	897,365.330	15.05	13,505,348
Band 16	63,218.487	13.42	848,392
Band 17	1,541,726.584	13.39	20,643,719
Band 18	1,253.964	13.37	16,765
Band 19	96,667.466	12.93	1,249,910
Band 20	526,007.053	13.13	6,906,473
Band 21	224,640.600	13.06	2,933,806
Band 26	393,916.084	16.06	6,326,292
Band 27	139,038.945	15.75	2,189,863
Band 28	57,984.065	15.60	904,551
Band 29	518,940.086	15.55	8,069,518
Band 30	284,568.539	15.24	4,336,825
Band 31	170,272.158	15.09	2,569,407
Band 32	5,092.485	14.81	75,420
Band 33	6,989.130	14.61	102,111
Band 34	17,425.182	14.47	252,142
Band 35	296,034.751	16.28	4,819,446
Band 36	53,690.255	16.07	862,802
Band 37	13,262.153	15.91	211,001
Band 38	383,275.869	16.90	6,477,362
Band 39	109,533.383	16.75	1,834,684
Band 40	36,245.901	16.63	602,769
Band 41	69,715.956	15.23	1,061,774
Band 42	42,593.803	15.10	643,166
Band 43	89,685.045	15.00	1,345,276
Band 44	3,371.811	13.22	44,575
Band 45	69,875.536	12.75	890,913
Band 46	899,879.286	12.19	10,969,528
Band 47	171,668.032	12.13	2,082,333
Band 49	117,762.002	10.34	1,217,659
Band 50	5,084.836	11.20	56,950
Band 55	507.772	11.24	5,707
	16,516,636.858		$ 232,877,372

288

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	5,342.258	$ 12.99	$ 69,396
Band 4	103,530.016	14.58	1,509,468
Band 5	24,976.416	15.23	380,391
Band 6	1,437,531.956	12.80	18,400,409
Band 7	574,390.931	15.08	8,661,815
Band 8	842,859.046	12.73	10,729,596
Band 9	319,535.388	14.93	4,770,663
Band 10	1,814,376.154	12.28	22,280,539
Band 11	297,408.451	12.66	3,765,191
Band 12	86,144.413	12.63	1,088,004
Band 13	868,469.516	14.74	12,801,241
Band 14	1,095,769.572	12.56	13,762,866
Band 15	709,108.861	14.59	10,345,898
Band 16	54,982.691	12.49	686,734
Band 17	1,270,063.912	12.47	15,837,697
Band 18	5,212.303	12.45	64,893
Band 19	121,033.253	12.01	1,453,609
Band 20	408,356.620	12.19	4,977,867
Band 21	163,571.448	12.12	1,982,486
Band 26	285,714.521	15.58	4,451,432
Band 27	106,248.579	15.28	1,623,478
Band 28	44,495.191	15.13	673,212
Band 29	370,969.580	15.08	5,594,221
Band 30	186,972.763	14.78	2,763,457
Band 31	153,572.105	14.64	2,248,296
Band 32	3,648.715	14.36	52,396
Band 33	5,976.620	14.17	84,689
Band 34	7,309.533	14.03	102,553
Band 35	142,060.388	15.79	2,243,134
Band 36	13,653.958	15.58	212,729
Band 37	4,700.817	15.43	72,534
Band 38	225,293.862	15.97	3,597,943
Band 39	36,877.447	15.83	583,770
Band 40	14,805.006	15.73	232,883
Band 41	77,742.737	14.27	1,109,389
Band 42	32,418.579	14.15	458,723
Band 43	107,717.530	14.05	1,513,431
Band 44	2,854.500	12.31	35,139
Band 45	47,566.942	11.82	562,241
Band 46	785,408.367	10.85	8,521,681
Band 47	67,223.656	10.80	726,015
Band 49	84,299.867	9.63	811,808
Band 52	244.694	10.08	2,467
Band 55	356.789	10.06	3,589
	13,010,795.951		$ 171,849,973

289

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Small Company Portfolio - Class S
Contracts in accumulation period:
Band 35	37,155.530	$ 15.44	$ 573,681
Band 36	6,268.108	15.25	95,589
Band 37	3,743.461	15.12	56,601
Band 38	69,018.990	17.52	1,209,213
Band 39	48,293.709	17.36	838,379
Band 40	1,730.788	17.25	29,856
	166,210.586		$ 2,803,319

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Band 2	3,455.289	$ 11.59	$ 40,047
Band 4	10,786.652	14.69	158,456
Band 5	13,876.224	10.69	148,337
Band 6	183,126.492	11.49	2,104,123
Band 7	379,732.129	10.58	4,017,566
Band 8	18,554.601	11.45	212,450
Band 9	53,411.790	10.48	559,756
Band 10	100,156.050	12.91	1,293,015
Band 11	148,951.333	11.42	1,701,024
Band 12	57,821.259	11.41	659,741
Band 13	178,182.638	10.34	1,842,408
Band 14	229,432.925	11.37	2,608,652
Band 15	43,259.893	10.24	442,981
Band 16	12,416.302	11.33	140,677
Band 17	35,909.123	11.32	406,491
Band 18	6,914.334	11.31	78,201
Band 19	7,826.846	12.63	98,853
Band 20	109,291.745	12.82	1,401,120
Band 21	27,304.242	12.75	348,129
Band 25	571.080	11.61	6,630
Band 26	92,141.087	10.93	1,007,102
Band 27	51,237.219	10.72	549,263
Band 28	27,496.804	10.62	292,016
Band 29	72,658.696	10.58	768,729
Band 30	41,971.035	10.37	435,240
Band 31	28,348.293	10.27	291,137
Band 34	2,916.191	9.85	28,724
Band 35	17,776.369	11.08	196,962
Band 36	6,274.091	10.93	68,576
Band 38	29,474.027	15.39	453,605
Band 39	2,522.628	15.25	38,470
Band 40	349.300	15.15	5,292
Band 41	3,572.629	14.38	51,374
Band 42	848.478	14.25	12,091
Band 43	33,269.667	14.16	471,098
Band 45	509.808	12.57	6,408
	2,032,347.269		$ 22,944,744

290

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Financial Services Portfolio - Class S
Contracts in accumulation period:
Band 3	512.365	$ 11.73	$ 6,010
Band 4	16,449.131	11.78	193,771
Band 5	18,321.915	11.76	215,466
Band 6	679,380.108	11.71	7,955,541
Band 7	623,756.686	11.69	7,291,716
Band 8	250,343.500	11.65	2,916,502
Band 9	46,598.910	11.62	541,479
Band 10	717,086.288	11.60	8,318,201
Band 11	245,457.623	11.58	2,842,399
Band 12	179,284.292	11.56	2,072,526
Band 13	405,626.756	11.54	4,680,933
Band 14	731,931.061	11.50	8,417,207
Band 15	283,255.188	11.47	3,248,937
Band 16	66,379.638	11.43	758,719
Band 17	639,910.290	11.41	7,301,376
Band 18	4,702.729	11.39	53,564
Band 19	35,215.215	11.34	399,341
Band 20	503,990.695	11.52	5,805,973
Band 21	62,476.590	11.45	715,357
Band 25	3,363.162	11.93	40,123
Band 26	78,511.026	11.91	935,066
Band 27	10,794.951	11.78	127,165
Band 28	8,213.926	11.71	96,185
Band 29	89,741.520	11.69	1,049,078
Band 30	19,715.737	11.56	227,914
Band 31	28,354.256	11.49	325,790
Band 32	437.069	11.37	4,969
Band 34	2,874.066	11.22	32,247
Band 35	3,581.806	11.73	42,015
Band 36	4,181.499	11.66	48,756
Band 37	947.792	11.62	11,013
Band 38	25,852.716	11.65	301,184
Band 39	14,799.714	11.58	171,381
Band 40	6,270.700	11.54	72,364
Band 41	12,800.352	11.56	147,972
Band 42	1,113.641	11.48	12,785
Band 43	17,098.881	11.41	195,098
Band 45	28,593.676	11.20	320,249
Band 46	234,773.124	10.48	2,460,422
Band 47	5,760.003	10.43	60,077
Band 55	8,039.154	9.92	79,748
	6,116,497.751		$ 70,496,619

291

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Value Portfolio - Class S
Contracts in accumulation period:
Band 35	164,409.846	$ 19.67	$ 3,233,942
Band 36	27,042.829	19.43	525,442
Band 37	18,516.725	19.26	356,632
Band 38	308,599.919	21.52	6,641,070
Band 39	90,265.614	21.33	1,925,366
Band 40	23,621.442	21.19	500,538
	632,456.375		$ 13,182,990

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 4	86.260	$ 10.83	$ 934
Band 5	12,557.459	10.79	135,495
Band 6	299,160.497	10.72	3,207,001
Band 7	400,352.230	10.68	4,275,762
Band 8	36,543.711	10.61	387,729
Band 9	16,873.013	10.57	178,348
Band 10	165,448.774	10.54	1,743,830
Band 11	155,482.196	10.50	1,632,563
Band 12	99,084.646	10.47	1,037,416
Band 13	218,989.445	10.43	2,284,060
Band 14	436,327.261	10.36	4,520,350
Band 15	43,459.858	10.33	448,940
Band 16	19,960.142	10.26	204,791
Band 17	154,686.471	10.22	1,580,896
Band 18	3,670.393	10.19	37,401
Band 19	33,626.893	10.12	340,304
Band 20	223,202.646	10.40	2,321,308
Band 21	28,080.845	10.29	288,952
Band 25	2,085.513	11.09	23,128
Band 35	35,218.090	15.75	554,685
Band 36	1,331.005	15.56	20,710
Band 37	1,213.250	15.42	18,708
Band 38	46,760.989	18.51	865,546
Band 39	4,516.787	18.35	82,883
Band 40	1,693.405	18.23	30,871
Band 46	12,045.608	14.13	170,204
Band 47	1,658.117	14.06	23,313
	2,454,115.504		$ 26,416,128

ING VP Real Estate Portfolio - Class S
Contracts in accumulation period:
Band 35	102,021.528	$ 12.98	$ 1,324,239
Band 36	14,240.248	12.91	183,842
Band 37	5,853.412	12.85	75,216
Band 38	327,553.320	12.89	4,222,162
Band 39	128,481.931	12.82	1,647,138
Band 40	21,545.382	12.77	275,135
	599,695.821		$ 7,727,732

292

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 2	3,000.884	$ 9.04	$ 27,128
Band 4	20,649.205	8.89	183,571
Band 5	118,200.051	8.86	1,047,252
Band 6	1,598,380.937	8.80	14,065,752
Band 7	1,710,021.685	8.77	14,996,890
Band 8	313,722.075	8.71	2,732,519
Band 9	98,572.963	8.68	855,613
Band 10	1,055,827.506	8.65	9,132,908
Band 11	514,061.823	8.62	4,431,213
Band 12	459,625.893	8.60	3,952,783
Band 13	939,893.667	8.57	8,054,889
Band 14	1,780,746.054	8.51	15,154,149
Band 15	290,570.340	8.48	2,464,036
Band 16	39,357.137	8.42	331,387
Band 17	855,489.571	8.39	7,177,558
Band 18	41,088.230	8.36	343,498
Band 19	114,434.171	8.31	950,948
Band 20	1,025,481.968	8.54	8,757,616
Band 21	121,288.346	8.45	1,024,887
Band 25	56,684.151	9.10	515,826
Band 26	4,234.530	14.55	61,612
Band 27	261.060	14.43	3,767
Band 28	596.946	14.37	8,578
Band 29	7,009.206	14.35	100,582
Band 30	8,803.853	14.24	125,367
Band 31	975.326	14.18	13,830
Band 35	27,151.635	9.20	249,795
Band 36	1,623.119	9.07	14,722
Band 38	17,518.482	17.06	298,865
Band 39	1,372.697	16.91	23,212
Band 40	636.074	16.79	10,680
Band 41	3,309.045	14.24	47,121
Band 42	83.169	14.16	1,178
Band 43	9,014.034	14.10	127,098
Band 44	689.032	13.96	9,619
Band 45	2,132.926	13.91	29,669
Band 46	203,504.082	12.85	2,615,027
Band 47	29,796.020	12.79	381,091
	11,475,807.893		$ 100,322,236

293

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class S
Contracts in accumulation period:
Band 4	4,059.565	$ 10.91	$ 44,290
Band 7	12,333.035	10.87	134,060
Band 9	74,595.194	10.84	808,612
Band 10	20,086.971	10.84	217,743
Band 13	11,183.725	10.81	120,896
Band 15	19,099.052	10.78	205,888
Band 19	297.975	10.72	3,194
Band 20	2,890.902	10.80	31,222
Band 21	33,542.978	10.77	361,258
Band 26	63,472.002	10.97	696,288
Band 27	26,902.089	10.91	293,502
Band 28	4,731.631	10.88	51,480
Band 29	79,007.163	10.87	858,808
Band 30	45,204.091	10.82	489,108
Band 31	29,769.534	10.79	321,213
Band 32	2,687.025	10.74	28,859
Band 33	1,547.230	10.70	16,555
Band 34	463.993	10.67	4,951
Band 35	71,173.777	14.41	1,025,614
Band 36	6,914.600	14.27	98,671
Band 37	15,208.489	14.17	215,504
Band 38	191,757.351	13.89	2,663,510
Band 39	41,378.106	13.77	569,777
Band 40	13,229.158	13.68	180,975
Band 41	25,845.820	10.82	279,652
Band 42	3,478.767	10.78	37,501
Band 43	12,004.548	10.75	129,049
Band 45	1,257.865	10.66	13,409
	814,122.636		$ 9,901,589

294

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 1	7,571.242	$ 12.85	$ 97,290
Band 2	36,141.677	12.71	459,361
Band 3	356.602	12.46	4,443
Band 4	463,706.573	12.53	5,810,243
Band 5	107,346.164	12.49	1,340,754
Band 6	12,433,842.150	12.42	154,428,320
Band 7	3,633,088.471	12.39	45,013,966
Band 8	7,466,952.573	12.32	91,992,856
Band 9	472,445.354	12.28	5,801,629
Band 10	18,045,939.270	12.24	220,882,297
Band 11	1,956,196.081	12.21	23,885,154
Band 12	646,303.735	12.17	7,865,516
Band 13	6,989,870.391	12.14	84,857,027
Band 14	8,881,531.490	12.07	107,200,085
Band 15	4,189,988.350	12.03	50,405,560
Band 16	932,336.116	11.97	11,160,063
Band 17	5,811,925.509	11.93	69,336,271
Band 18	147,879.643	11.90	1,759,768
Band 19	282,418.156	11.83	3,341,007
Band 20	2,180,789.665	12.10	26,387,555
Band 21	375,355.035	12.00	4,504,260
Band 25	50,516.896	12.78	645,606
Band 26	359,647.657	10.90	3,920,159
Band 27	158,393.951	10.81	1,712,239
Band 28	27,907.604	10.77	300,565
Band 29	388,946.578	10.76	4,185,065
Band 30	156,179.788	10.67	1,666,438
Band 31	105,616.988	10.62	1,121,652
Band 32	3,416.911	10.54	36,014
Band 34	22,926.386	10.44	239,351
Band 35	423,110.590	12.89	5,453,896
Band 36	103,753.373	12.75	1,322,856
Band 37	43,724.908	12.64	552,683
Band 38	3,097,194.663	11.75	36,392,037
Band 39	657,328.168	11.64	7,651,300
Band 40	251,997.856	11.57	2,915,615
Band 41	105,901.858	10.67	1,129,973
Band 42	24,795.607	10.61	263,081
Band 43	170,480.237	10.57	1,801,976
Band 44	11,455.974	10.46	119,829
Band 45	8,494.400	10.42	88,512
Band 46	6,329,690.638	10.56	66,841,533
Band 47	1,009,133.879	10.51	10,605,997
Band 49	127,867.639	10.20	1,304,250
Band 50	29,192.670	10.79	314,989
Band 51	28,077.938	10.74	301,557

295

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class S
(continued)
Band 52	5,817.888	$ 10.85	$ 63,124
Band 53	7,608.431	10.81	82,247
Band 54	14,337.653	10.76	154,273
Band 55	50,106.464	10.83	542,653
	88,835,607.840		$ 1,068,262,895

Legg Mason Partners Variable International All Cap
Opportunity Portfolio
Contracts in accumulation period:
Band 22	155.991	$ 18.82	$ 2,936
Band 23	5,446.204	18.47	100,591
	5,602.195		$ 103,527

Legg Mason Partners Variable Investors Portfolio
Contracts in accumulation period:
Band 22	557.779	$ 9.74	$ 5,433
Band 23	16,778.896	9.73	163,259
	17,336.675		$ 168,692

Legg Mason Partners Variable High Income Portfolio
Contracts in accumulation period:
Band 22	142.003	$ 17.24	$ 2,448
Band 23	6,344.719	16.91	107,289
	6,486.722		$ 109,737

Legg Mason Partners Variable Money Market Portfolio
Contracts in accumulation period:
Band 23	12,380.645	$ 13.39	$ 165,777
	12,380.645		$ 165,777

296

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
Contracts in accumulation period:
Band 35	25,199.132	$ 18.90	$ 476,264
Band 36	4,584.726	18.80	86,193
Band 37	979.840	18.73	18,352
Band 38	33,784.845	18.78	634,479
Band 39	2,906.809	18.68	54,299
Band 40	2,892.071	18.60	53,793
	70,347.423		$ 1,323,380

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Band 35	64,972.508	$ 11.03	$ 716,647
Band 36	18,398.587	10.97	201,832
Band 37	2,307.780	10.93	25,224
Band 38	106,005.814	10.96	1,161,824
Band 39	20,343.540	10.90	221,745
Band 40	9,511.558	10.85	103,200
	221,539.787		$ 2,430,472

Pioneer Equity Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 35	232,135.252	$ 14.66	$ 3,403,103
Band 36	37,917.878	14.49	549,430
Band 37	27,908.049	14.36	400,760
Band 38	522,402.938	16.39	8,562,184
Band 39	170,555.445	16.24	2,769,820
Band 40	40,514.173	16.14	653,899
	1,031,433.735		$ 16,339,196

297

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Small Cap Value VCT Portfolio - Class II
Contracts in accumulation period:
Band 4	21,793.256	$ 9.81	$ 213,792
Band 7	3,767.394	9.78	36,845
Band 9	58,922.634	9.75	574,496
Band 10	10,278.040	9.74	100,108
Band 13	12,312.530	9.72	119,678
Band 15	44,043.399	9.70	427,221
Band 19	6,874.334	9.65	66,337
Band 20	2,298.272	9.71	22,316
Band 21	21,017.251	9.69	203,657
Band 26	71,002.345	9.86	700,083
Band 27	50,124.963	9.81	491,726
Band 28	6,932.214	9.78	67,797
Band 29	100,591.132	9.78	983,781
Band 30	47,713.797	9.73	464,255
Band 31	30,570.610	9.70	296,535
Band 32	284.937	9.66	2,752
Band 33	1,350.165	9.63	13,002
Band 34	588.153	9.60	5,646
Band 41	1,216.560	9.73	11,837
Band 42	1,648.606	9.70	15,991
Band 43	3,786.128	9.67	36,612
Band 45	2,029.569	9.59	19,464
	499,146.289		$ 4,873,931

298

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Bull
Contracts in accumulation period:
Band 2	3,611.983	$ 10.55	$ 38,106
Band 4	1,909.920	10.37	19,806
Band 5	9,411.409	10.34	97,314
Band 6	302,151.232	10.27	3,103,093
Band 7	572,331.822	10.23	5,854,955
Band 8	67,929.046	10.17	690,838
Band 9	24,362.205	10.13	246,789
Band 10	191,976.792	10.10	1,938,966
Band 11	117,957.571	10.06	1,186,653
Band 12	102,754.040	10.03	1,030,623
Band 13	252,067.079	9.99	2,518,150
Band 14	675,763.890	9.93	6,710,335
Band 15	31,592.375	9.89	312,449
Band 16	1,979.846	9.83	19,462
Band 17	164,132.383	9.79	1,606,856
Band 18	18,944.990	9.76	184,903
Band 19	30,118.358	9.69	291,847
Band 20	328,053.188	9.96	3,267,410
Band 21	11,940.353	9.86	117,732
Band 25	3,491.943	10.62	37,084
Band 26	4,256.281	10.58	45,031
Band 27	1,043.015	10.37	10,816
Band 28	2,889.751	10.27	29,678
Band 29	28,682.564	10.23	293,423
Band 30	4,738.457	10.03	47,527
Band 31	564.830	9.93	5,609
Band 32	1,135.971	9.73	11,053
Band 33	832.286	9.60	7,990
Band 38	8.839	11.59	102
Band 41	2,266.839	13.43	30,444
Band 43	1,691.828	13.22	22,366
Band 45	112.604	11.84	1,333
Band 46	25,301.763	11.42	288,946
	2,986,005.453		$ 30,067,689

299

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Europe 30
Contracts in accumulation period:
Band 4	7,692.221	$ 13.15	$ 101,153
Band 5	14,835.235	13.10	194,342
Band 6	193,437.982	13.02	2,518,563
Band 7	253,883.710	12.97	3,292,872
Band 8	59,526.715	12.89	767,299
Band 9	16,310.759	12.84	209,430
Band 10	143,536.386	12.80	1,837,266
Band 11	129,817.548	12.75	1,655,174
Band 12	69,259.606	12.71	880,290
Band 13	87,075.313	12.67	1,103,244
Band 14	341,949.343	12.58	4,301,723
Band 15	85,574.185	12.54	1,073,100
Band 16	17,081.490	12.46	212,835
Band 17	169,029.683	12.41	2,097,658
Band 18	1,093.918	12.37	13,532
Band 19	18,280.075	12.29	224,662
Band 20	115,608.827	12.63	1,460,139
Band 21	22,016.297	12.50	275,204
Band 25	363.937	13.46	4,899
Band 26	8,953.998	13.42	120,163
Band 27	161.430	13.15	2,123
Band 28	3,077.233	13.01	40,035
Band 29	23,411.083	12.97	303,642
Band 30	5,752.705	12.71	73,117
Band 31	5,975.641	12.58	75,174
Band 33	1,041.080	12.17	12,670
Band 34	1,505.276	12.05	18,139
Band 41	407.453	18.75	7,640
Band 42	2,165.360	18.59	40,254
Band 43	2,074.433	18.46	38,294
Band 45	1,332.409	14.48	19,293
Band 46	26,640.647	13.70	364,977
Band 47	6,210.884	13.63	84,654
	1,835,082.862		$ 23,423,560

300

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 2	2,831.053	$ 7.72	$ 21,856
Band 4	11,239.754	7.64	85,872
Band 5	3,240.064	7.62	24,689
Band 6	538,852.972	7.59	4,089,894
Band 7	365,721.329	7.57	2,768,510
Band 8	321,471.700	7.54	2,423,897
Band 9	72,232.814	7.52	543,191
Band 10	554,470.360	7.50	4,158,528
Band 11	188,563.465	7.49	1,412,340
Band 12	32,184.976	7.47	240,422
Band 13	310,052.530	7.45	2,309,891
Band 14	413,542.408	7.42	3,068,485
Band 15	154,004.773	7.41	1,141,175
Band 16	31,263.157	7.37	230,409
Band 17	221,809.389	7.36	1,632,517
Band 18	2,799.069	7.34	20,545
Band 19	27,111.482	7.31	198,185
Band 20	337,648.671	7.44	2,512,106
Band 21	41,710.934	7.39	308,244
Band 26	40,424.836	7.74	312,888
Band 27	6,770.340	7.64	51,725
Band 28	1,130.329	7.59	8,579
Band 29	114,041.193	7.57	863,292
Band 30	36,074.948	7.47	269,480
Band 31	32,867.094	7.42	243,874
Band 32	1,129.917	7.33	8,282
Band 33	1,179.165	7.26	8,561
Band 41	10,701.086	7.47	79,937
Band 42	13,520.192	7.41	100,185
Band 43	5,441.948	7.36	40,053
Band 44	2,075.657	7.70	15,983
Band 45	10,427.079	7.70	80,289
Band 46	101,781.741	9.01	917,053
Band 47	4,770.303	8.97	42,790
	4,013,086.728		$ 30,233,727

301

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Small-Cap
Contracts in accumulation period:
Band 2	52.872	$ 13.27	$ 702
Band 3	571.485	12.96	7,406
Band 4	13,646.394	13.05	178,085
Band 5	27,097.679	13.01	352,541
Band 6	750,684.029	12.92	9,698,838
Band 7	838,186.285	12.88	10,795,839
Band 8	162,483.170	12.79	2,078,160
Band 9	56,887.816	12.75	725,320
Band 10	532,955.522	12.70	6,768,535
Band 11	228,458.222	12.66	2,892,281
Band 12	178,592.274	12.62	2,253,834
Band 13	350,382.253	12.58	4,407,809
Band 14	817,078.108	12.49	10,205,306
Band 15	100,692.969	12.45	1,253,627
Band 16	13,410.735	12.36	165,757
Band 17	295,264.655	12.32	3,637,661
Band 18	12,028.029	12.28	147,704
Band 19	57,108.420	12.20	696,723
Band 20	407,945.694	12.53	5,111,560
Band 21	47,598.059	12.41	590,692
Band 25	5,889.189	13.36	78,680
Band 26	14,138.998	13.32	188,331
Band 27	7,667.303	13.05	100,058
Band 28	2,499.270	12.92	32,291
Band 29	36,306.841	12.88	467,632
Band 30	19,746.240	12.62	249,198
Band 31	10,558.598	12.49	131,877
Band 32	1,379.771	12.25	16,902
Band 33	487.603	12.08	5,890
Band 38	174.264	10.77	1,877
Band 41	5,038.333	13.90	70,033
Band 42	773.508	13.78	10,659
Band 43	13,385.000	13.69	183,241
Band 44	9,751.469	12.12	118,188
Band 45	3,015.924	11.86	35,769
Band 46	96,705.531	10.99	1,062,794
Band 47	7,121.754	10.93	77,841
	5,125,764.266		$ 64,799,641

Wells Fargo Advantage Asset Allocation Fund
Contracts in accumulation period:
Band 6	26,886.070	$ 13.81	$ 371,297
Band 10	127,699.903	13.66	1,744,381
Band 14	57,768.017	13.52	781,024
Band 17	26,952.049	13.40	361,157
Band 20	651.153	13.55	8,823
Band 46	1,242.850	11.94	14,840
	241,200.042		$ 3,281,522

302

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wells Fargo Advantage C&B Large Cap Value Fund
Contracts in accumulation period:
Band 6	1,930.404	$ 14.06	$ 27,141
Band 10	14,907.464	13.92	207,512
Band 14	9,710.130	13.77	133,708
Band 15	2,287.719	13.74	31,433
Band 17	3,566.628	13.65	48,684
Band 46	3,396.542	11.80	40,079
	35,798.887		$ 488,557

Wells Fargo Advantage Equity Income Fund
Contracts in accumulation period:
Band 10	13,581.894	$ 14.35	$ 194,900
Band 14	12,536.072	14.20	178,012
Band 17	34,523.235	14.08	486,087
Band 20	7,919.908	14.23	112,700
Band 46	2,668.154	12.16	32,445
	71,229.263		$ 1,004,144

Wells Fargo Advantage Large Company Growth Fund
Contracts in accumulation period:
Band 6	1,391.997	$ 11.67	$ 16,245
Band 10	69,774.248	11.55	805,893
Band 14	37,663.831	11.42	430,121
Band 15	9,674.413	11.40	110,288
Band 17	79,789.940	11.33	904,020
Band 20	10,118.578	11.45	115,858
Band 21	424.944	11.37	4,832
Band 46	26,876.552	10.94	294,029
	235,714.503		$ 2,681,286

Wells Fargo Advantage Money Market Fund
Contracts in accumulation period:
Band 10	2,282.778	$ 10.53	$ 24,038
Band 14	9,877.270	10.42	102,921
	12,160.048		$ 126,959

Wells Fargo Advantage Small Cap Growth Fund
Contracts in accumulation period:
Band 6	2,176.761	$ 17.00	$ 37,005
Band 10	17,603.900	16.82	296,098
Band 14	12,441.773	16.64	207,031
Band 17	18,618.916	16.50	307,212
Band 20	1,824.108	16.68	30,426
Band 46	460.095	14.46	6,653
	53,125.553		$ 884,425

303

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wells Fargo Advantage Total Return Bond Fund
Contracts in accumulation period:
Band 6	27,987.969	$ 11.24	$ 314,585
Band 10	40,488.370	11.12	450,231
Band 14	26,163.265	11.00	287,796
Band 15	1,964.847	10.98	21,574
Band 17	8,461.011	10.91	92,310
Band 46	14,055.751	10.51	147,726
	119,121.213		$ 1,314,222

304

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Bands Band 1 Band 2 Band 3 Band 4

Products

Golden VAC 80, ING GoldenSelect DVA 080

Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100 ING GoldenSelect DVA Series 100 ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature Variable Annuity Option Package I, ING Golden Select DVA Plus 125, ING SmartDesign Signature Variable Annuity 125

Band 5	ING GoldenSelect DVA Plus - Standard (post January 2000 & post 2000), ING Golden Select DVA Plus 130
Band 6

First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus - Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II - Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard, WellsFargo ING Opportunities - Standard, ING Golden Select DVA Plus 140, ING

GoldenSelect Access 140, ING GoldenSelect ESII 140, ING GoldenSelect Generations Variable Annuity 140, ING GoldenSelect Opportunities Variable 140, ING GoldenSelect Premium Plus 140, Wells Fargo ING Opportunities Variable Annuity 140

Band 7

Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000), ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access - Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145; ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145, Fleet Premium Plus 145, ING Golden Select DVA Plus 145, ING GoldenSelect Access 145, ING GoldenSelect ESII 145, ING GoldenSelect Generations Variable Annuity 145, ING GoldenSelect Opportunities Variable 145, ING GoldenSelect Premium Plus 145, ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145

Band 8

Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus - 7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000), ING GoldenSelect DVA Plus - Max 5.5 (post January 2000), ING GoldenSelect Access - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING

GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5% Solution; Wells Fargo ING Opportunities Variable Annuity 155, ING GoldenSelect Access 155, ING GoldenSelect ESII 155, ING GoldenSelect Generations Variable Annuity 155, ING GoldenSelect Opportunities Variable 155, ING GoldenSelect Premium Plus 155

Band 9

Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING

GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5% Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January 2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign Signature Variable Annuity 160, ING Golden Select DVA Plus 160, ING GoldenSelect Access 160, ING GoldenSelect Premium Plus 160

305

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Bands	Products

Band 10	ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect ES II - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual
Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends – Standard,
Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165,
ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual
Ratchet, ING SmartDesign Advantage Variable Annuity 165, ING Golden Select DVA Plus
165, ING GoldenSelect ESII 165, ING GoldenSelect Generations Variable Annuity 165, ING
GoldenSelect Landmark Variable Annuity 165, ING GoldenSelect Legends - Standard, ING
GoldenSelect Opportunities Variable 165, ING Simplicity Variable Annuity125, Wells Fargo
ING Opportunities Variable Annuity 165
Band 11	Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING
GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5 (post
January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post 2000), ING Golden Select
DVA Plus 155, ING GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium
Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet
(post 2000), ING Golden Select Premium Plus - Max 5.5 (post January 2000), ING Golden
Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5, ING GoldenSelect
Access 170, ING GoldenSelect ESII 170, ING GoldenSelect Generations Variable Annuity
170, ING GoldenSelect Opportunities Variable 170, ING GoldenSelect Premium Plus 170,
Wells Fargo ING Opportunities Variable Annuity 170
Band 12	ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7 (post
January 2000 and post 2000), ING GoldenSelect Premium Plus - Max 5.5 (post 2000), ING
GoldenSelect ES II - 7% Solution (post 2000), ING GoldenSelect Generations - 7% Solution,
ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable
Annuity 175, ING Golden Select DVA Plus 175, ING GoldenSelect Access 175, ING
GoldenSelect DVA Plus, ING GoldenSelect ESII 175, ING GoldenSelect Generations Variable
Annuity 175, ING GoldenSelect Opportunities Variable 175, ING GoldenSelect Premium Plus
175
Band 13	ING GoldenSelect Access - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect Access - Standard (post April 2001), ING GoldenSelect Generations Variable
Annuity 150, ING GoldenSelect Premium Plus - 7% Solution (post January 2000 and post
2000), ING GoldenSelect Landmark - 5.5% Solution, ING SmartDesign Advantage Variable
Annuity, Wells Fargo ING Landmark - 5.5% Solution, Wells Fargo ING Opportunities
Variable Annuity 180, Fleet Premium Plus 180, ING GoldenSelect Access 180, ING
GoldenSelect ESII 180, ING GoldenSelect Generations Variable Annuity 180, ING
GoldenSelect Landmark Variable Annuity 180, ING GoldenSelect Opportunities Variable 180,
ING GoldenSelect Premium Plus 180, ING SmartDesign Advantage Variable Annuity 180,
Wells Fargo ING Landmark Variable Annuity 180
Band 14	Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post
2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends – Quarterly,
ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post 2000), ING
GoldenSelect Premium Plus, ING GoldenSelect Premium Plus (Citigroup/Smith Barney),
Wells Fargo ING Landmark - Annual Ratchet, ING GoldenSelect Access 190, ING
GoldenSelect Landmark Variable Annuity 190, ING GoldenSelect Legends - Quarterly, ING
GoldenSelect Premium Plus 190, Wells Fargo ING Landmark Variable Annuity 190

306

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Bands	Products

Band 15	ING GoldenSelect Access - 5.5% Solution (post April 2001), ING GoldenSelect ES II 195,
ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max 5.5,
ING GoldenSelect Legends –WA Combo, ING Golden Select Opportunities Variable 195,
ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING
SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING
SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity 195,
Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195,
ING GoldenSelect Access 195, ING GoldenSelect Landmark Variable Annuity 195, ING
SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark Variable Annuity
195
Band 16	ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark
Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205, ING GoldenSelect
Access 205, ING GoldenSelect Legends 205
Band 17	ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark
(Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends –
Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity,
Wells Fargo Landmark - Max 7, ING GoldenSelect Access 210, ING GoldenSelect Landmark
Variable Annuity 210, Wells Fargo ING Landmark Variable Annuity 210
Band 18	ING GoldenSelect Access - 7% Solution (post April 2001), ING GoldenSelect Access 215
Band 19	ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING
GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable
Annuity 225, ING GoldenSelect Access 225
Band 20	ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect
Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING
GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity 185,
Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7,
ING GoldenSelect ESII 185, ING GoldenSelect Generations Variable Annuity 185, ING
GoldenSelect Opportunities Variable 185, Wells Fargo ING Opportunities Variable Annuity
185
Band 21	ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity
200, Wells Fargo ING Landmark - 7% Solution, ING GoldenSelect Landmark Variable
Annuity 200, Wells Fargo ING Landmark Variable Annuity 200
Band 22	Granite PrimElite - Standard, ING GoldenSelect Granite PrimElite 125
Band 23	ING GoldenSelect Granite PrimElite - Annual Ratchet; ING GoldenSelect Granite PrimElite
140
Band 24	ING GoldenSelect Access One
Band 25	ING GoldenSelect Value
Band 26	ING SmartDesign Variable Annuity Option I, ING SmartDesign Variable Annuity 095
Band 27	ING SmartDesign Variable Annuity Option II, ING SmartDesign Variable Annuity 125
Band 28	ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III, ING
SmartDesign Variable Annuity 140
Band 29	ING SmartDesign Variable Annuity Bonus Option I, ING SmartDesign Variable Annuity 145
Band 30	ING SmartDesign Variable Annuity Bonus Option II, ING SmartDesign Variable Annuity 175
Band 31	ING SmartDesign Variable Annuity Bonus Option III, ING SmartDesign Variable Annuity 190
Band 32	ING SmartDesign Advantage Bonus Option I, ING SmartDesign Advantage Variable Annuity
220
Band 33	ING SmartDesign Advantage Bonus Option II, ING SmartDesign Advantage Variable Annuity
240

307

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Bands	Products

Band 34	ING SmartDesign Advantage Bonus Option III, ING SmartDesign Advantage Variable
Annuity 255
Band 35	ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I, ING Focus
Variable Annuity 075, ING Rollover Choice 075
Band 36	ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus
VA Option II, ING Focus Variable Annuity 095, ING Rollover Choice 095
Band 37	ING Rollover Choice Option III (prior to August 7, 2003), ING Rollover Choice 110
Band 38	ING Rollover Choice Option I, ING Rollover Choice 100
Band 39	ING Rollover Choice Option II, ING Rollover Choice 120
Band 40	ING Rollover Choice Option III, ING Rollover Choice 135
Band 41	ING SmartDesign Signature Option I, ING SmartDesign Signature Variable Annuity 175
Band 42	ING SmartDesign Signature Option II, ING SmartDesign Signature Variable Annuity 210
Band 43	ING SmartDesign Signature Option III
Band 44	ING SmartDesign Advantage Variable Annuity 245
Band 45	ING SmartDesign Advantage Variable Annuity 260
Band 46	ING GoldenSelect Landmark Variable Annuity 220, ING GoldenSelect Legends 220, Wells
Fargo ING Landmark Variable Annuity 220
Band 47	ING GoldenSelect Access 235
Band 49	ING Simplicity Variable Annuity 200
Band 50	ING Architect Variable Annuity 180
Band 51	ING Architect Variable Annuity 210
Band 52	ING Architect Variable Annuity 145
Band 53	ING Architect Variable Annuity 170
Band 54	ING Architect Variable Annuity 200
Band 55	ING Architect Variable Annuity 155

308

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

9. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Leisure Fund - Series I Shares
2007	3,083	$11.74 to $14.38	$42,305	1.58%	0.95% to 2.60%	-3.39% to -1.78%
2006	3,723	$12.12 to $14.64	$52,417	1.08%	0.95% to 2.60%	21.32% to 23.44%
2005	4,687	$9.96 to $11.86	$53,911	1.11%	0.95% to 2.60%	-3.68% to -2.15%
2004	4,713	$10.86 to $12.18	$55,920	0.37%	0.95% to 2.60%	10.48% to 12.33%
2003	3,232	$10.50 to $10.91	$34,410	-	0.95% to 2.55%	25.45% to 27.42%
Columbia Asset Allocation Fund, Variable Series -
Class A
2007	41	$15.82 to $16.21	$668	2.48%	1.40% to 1.90%	7.11% to 7.64%
2006	36	$14.77 to $15.06	$540	2.44%	1.40% to 1.90%	9.65% to 10.25%
2005	38	$13.47 to $13.66	$523	2.49%	1.40% to 1.90%	4.65% to 5.08%
2004	46	$12.91 to $13.00	$601	2.33%	1.40% to 1.80%	8.03% to 8.42%
2003	50	$11.95 to $11.99	$601	(a)	1.40% to 1.80%	(a)
Columbia Federal Securities Fund, Variable Series -
Class A
2007	7	$11.01 to $11.23	$80	6.21%	1.40% to 1.80%	4.26% to 4.76%
2006	8	$10.56 to $10.72	$81	5.54%	1.40% to 1.80%	1.83% to 2.29%
2005	8	$10.37 to $10.48	$85	5.71%	1.40% to 1.80%	0.78% to 1.06%
2004	9	$10.29 to $10.37	$90	5.65%	1.40% to 1.80%	2.38% to 2.78%
2003	9	$10.07 to $10.09	$87	(a)	1.40% to 1.70%	(a)
Columbia Large Cap Growth Fund, Variable Series -
Class A
2007	37	$12.87 to $13.06	$484	0.39%	1.40% to 1.90%	13.49% to 14.16%
2006	48	$11.34 to $11.44	$547	0.35%	1.40% to 1.90%	8.21% to 8.65%
2005	49	$10.48 to $10.53	$515	(c)	1.40% to 1.90%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

309

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Columbia Small Cap Value Fund, Variable Series -
Class B
2007	13,631	$11.74 to $19.82	$256,889	0.27%	0.95% to 2.60%	-5.11% to -3.56%
2006	16,991	$12.34 to $20.60	$335,177	0.34%	0.95% to 2.60%	16.24% to 18.25%
2005	20,661	$10.59 to $17.48	$348,817	-	0.95% to 2.60%	3.09% to 4.17%
2004	14,445	$16.50 to $16.78	$240,424	0.50%	1.25% to 2.25%	19.83% to 21.00%
2003	2,966	$13.77 to $13.87	$40,999	(a)	1.25% to 2.25%	(a)
Columbia Small Company Growth Fund, Variable
Series - Class A
2007	4	$20.29 to $20.68	$91	-	1.40% to 1.80%	11.42% to 11.84%
2006	4	$18.21 to $18.49	$82	-	1.40% to 1.80%	10.36% to 10.85%
2005	5	$16.50 to $16.68	$78	-	1.40% to 1.80%	0.86% to 1.28%
2004	5	$16.36 to $16.47	$81	-	1.40% to 1.80%	9.50% to 9.95%
2003	5	$14.94 to $14.98	$75	(a)	1.40% to 1.80%	(a)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2007	28,026	$11.47 to $16.08	$373,387	1.66%	0.75% to 2.60%	-1.39% to 0.50%
2006	28,119	$11.61 to $16.03	$376,023	2.91%	0.75% to 2.60%	16.83% to 19.05%
2005	24,383	$10.48 to $13.50	$276,545	1.36%	0.75% to 2.60%	2.87% to 4.79%
2004	22,427	$10.58 to $12.92	$245,414	1.17%	0.75% to 2.60%	8.40% to 10.38%
2003	14,541	$9.76 to $11.73	$145,256	0.47%	0.75% to 2.55%	26.75% to 29.08%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2007	57,227	$12.58 to $19.59	$922,587	0.87%	0.75% to 2.60%	14.18% to 16.41%
2006	39,889	$10.97 to $16.87	$561,251	1.09%	0.75% to 2.60%	8.54% to 10.61%
2005	20,525	$11.89 to $15.29	$267,908	0.04%	0.75% to 2.60%	13.64% to 15.83%
2004	3,777	$10.75 to $13.24	$46,859	0.15%	0.75% to 2.60%	12.23% to 14.31%
2003	1,945	$10.63 to $11.62	$21,313	0.13%	0.75% to 2.55%	25.06% to 27.26%
Franklin Small Cap Value Securities Fund - Class 2
2007	479	$17.21 to $18.00	$8,548	0.71%	0.75% to 1.35%	-3.75% to -3.14%
2006	304	$17.83 to $18.63	$5,563	0.60%	0.75% to 1.35%	15.42% to 16.12%
2005	152	$15.41 to $16.08	$2,400	0.59%	0.75% to 1.35%	7.34% to 7.94%
2004	69	$14.39 to $14.94	$1,018	0.16%	0.75% to 1.35%	22.57% to 22.82%
2003	20	$11.74 to $11.79	$236	-	0.75% to 0.95%	30.88% to 31.15%

310

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET Fund - Series U
2007	6,223	$10.79 to $11.83	$70,776	2.35%	1.25% to 3.05%	0.84% to 2.69%
2006	7,625	$10.70 to $11.52	$85,061	2.43%	1.25% to 3.05%	4.09% to 6.08%
2005	11,149	$10.28 to $10.86	$117,807	2.19%	1.25% to 3.05%	-1.63% to 0.09%
2004	13,476	$10.45 to $10.85	$143,398	1.90%	1.25% to 3.05%	0.29% to 2.17%
2003	16,063	$10.42 to $10.62	$168,926	-	1.25% to 3.05%	4.30% to 6.20%
ING GET Fund - Series V
2007	9,432	$9.65 to $10.53	$95,725	2.31%	1.25% to 3.05%	1.79% to 3.74%
2006	12,053	$9.48 to $10.15	$118,802	2.27%	1.25% to 3.05%	1.28% to 3.05%
2005	18,502	$9.36 to $9.85	$177,886	1.95%	1.25% to 3.05%	-2.19% to -0.40%
2004	23,741	$9.57 to $9.89	$231,312	1.01%	1.25% to 3.05%	-0.73% to 1.12%
2003	33,567	$9.64 to $9.78	$325,984	(a)	1.25% to 3.05%	(a)
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2007	20,249	$11.37 to $24.03	$431,682	-	0.90% to 2.60%	7.97% to 9.88%
2006	21,366	$10.48 to $22.11	$423,458	-	0.80% to 2.60%	-0.88% to 0.96%
2005	23,276	$10.58 to $21.90	$465,921	-	0.80% to 2.60%	4.46% to 6.00%
2004	26,948	$18.17 to $20.66	$517,639	-	0.80% to 2.25%	16.85% to 18.53%
2003	28,328	$15.55 to $17.43	$462,824	-	0.80% to 2.25%	63.34% to 65.68%
ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class
2007	1,039	$11.38 to $23.28	$18,868	-	1.40% to 2.20%	8.28% to 9.14%
2006	1,116	$10.51 to $21.33	$18,807	-	1.40% to 2.20%	-0.66% to 0.19%
2005	986	$10.58 to $21.29	$17,341	-	1.40% to 2.20%	4.45% to 5.14%
2004	680	$10.78 to $20.25	$12,840	-	1.40% to 2.10%	17.19% to 17.66%
2003	270	$17.10 to $17.21	$4,624	-	1.40% to 1.85%	63.64% to 64.53%
ING American Funds Growth Portfolio
2007	156,541	$12.02 to $16.46	$2,455,766	0.26%	0.75% to 2.60%	8.83% to 10.93%
2006	138,030	$10.99 to $14.87	$1,979,019	0.18%	0.75% to 2.60%	6.76% to 8.77%
2005	113,508	$10.57 to $13.69	$1,516,773	-	0.75% to 2.60%	12.69% to 14.48%
2004	72,179	$10.64 to $11.96	$854,063	0.01%	0.95% to 2.60%	9.04% to 10.84%
2003	12,298	$10.73 to $10.79	$132,320	(a)	0.95% to 2.55%	(a)

311

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Funds Growth-Income Portfolio
2007	114,229	$11.40 to $14.67	$1,595,008	1.00%	0.75% to 2.60%	1.81% to 3.73%
2006	100,590	$11.15 to $14.17	$1,374,118	0.69%	0.75% to 2.60%	11.59% to 13.72%
2005	84,695	$10.10 to $12.48	$1,031,247	0.35%	0.75% to 2.60%	2.55% to 4.26%
2004	55,830	$10.60 to $11.97	$661,150	0.16%	0.95% to 2.60%	6.94% to 8.72%
2003	9,106	$10.95 to $11.01	$99,959	(a)	0.95% to 2.55%	(a)
ING American Funds International Portfolio
2007	72,838	$13.49 to $22.71	$1,548,000	0.88%	0.75% to 2.60%	16.30% to 18.47%
2006	58,897	$11.54 to $19.20	$1,078,309	0.71%	0.75% to 2.60%	15.21% to 17.53%
2005	43,010	$10.99 to $16.38	$683,490	0.49%	0.75% to 2.60%	17.83% to 19.82%
2004	23,418	$11.16 to $13.67	$316,864	0.22%	0.95% to 2.60%	15.64% to 17.45%
2003	3,906	$11.57 to $11.64	$45,340	(a)	0.95% to 2.55%	(a)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2007	25	$9.77 to $9.81	$244	(e)	0.75% to 1.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2007	11,875	$10.92 to $13.69	$153,507	-	0.75% to 2.60%	3.98% to 5.97%
2006	11,782	$10.38 to $12.92	$145,523	-	0.75% to 2.60%	4.34% to 6.25%
2005	12,937	$10.88 to $12.16	$151,911	-	0.80% to 2.60%	7.76% to 9.39%
2004	1,738	$10.69 to $11.08	$18,861	-	0.90% to 2.25%	8.64% to 10.03%
2003	1,372	$9.84 to $10.07	$13,630	-	0.90% to 2.25%	24.09% to 25.88%
ING BlackRock Large Cap Value Portfolio -
Service Class
2007	4,072	$11.46 to $15.01	$57,552	0.41%	0.90% to 2.60%	1.59% to 3.33%
2006	5,107	$11.24 to $14.53	$70,539	0.59%	0.80% to 2.60%	13.51% to 15.32%
2005	3,466	$10.53 to $12.64	$42,124	-	0.80% to 2.45%	2.92% to 4.46%
2004	3,468	$11.64 to $12.10	$40,913	0.27%	0.80% to 2.25%	8.99% to 10.53%
2003	2,431	$10.68 to $10.90	$26,184	0.21%	0.80% to 2.25%	28.33% to 30.00%

312

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING BlackRock Large Cap Value Portfolio -
Service 2 Class
2007	270	$12.18 to $17.60	$4,303	0.23%	1.40% to 2.20%	1.84% to 2.62%
2006	291	$11.96 to $17.15	$4,559	0.51%	1.40% to 2.20%	13.69% to 14.64%
2005	225	$10.52 to $14.96	$3,132	-	1.40% to 2.20%	2.92% to 3.60%
2004	170	$10.63 to $14.44	$2,421	0.19%	1.40% to 2.10%	9.33% to 9.81%
2003	61,511	$13.07 to $13.15	$805	0.23%	1.40% to 1.85%	28.64% to 29.30%
ING Capital Guardian U.S. Equities Portfolio -
Service Class
2007	39,077	$10.69 to $13.14	$465,436	0.56%	0.50% to 2.60%	-3.03% to -0.90%
2006	46,101	$10.91 to $13.26	$561,314	0.44%	0.50% to 2.60%	7.63% to 9.77%
2005	53,019	$10.48 to $12.08	$595,801	0.43%	0.50% to 2.40%	3.82% to 5.59%
2004	60,199	$10.48 to $11.44	$648,655	0.19%	0.50% to 2.25%	6.83% to 8.75%
2003	55,938	$9.81 to $10.52	$561,288	0.05%	0.50% to 2.25%	33.65% to 36.09%
ING Capital Guardian U.S. Equities Portfolio -
Service 2 Class
2007	559	$10.97 to $16.53	$8,501	0.34%	1.40% to 2.20%	-2.75% to -2.02%
2006	703	$11.28 to $16.87	$11,099	0.34%	1.40% to 2.20%	7.63% to 8.56%
2005	746	$10.48 to $15.54	$10,963	0.36%	1.40% to 2.20%	3.91% to 4.65%
2004	692	$10.48 to $14.85	$10,041	0.23%	1.40% to 2.10%	7.07% to 7.53%
2003	495	$13.72 to $13.81	$6,805	-	1.40% to 1.85%	33.85% to 34.47%
ING EquitiesPlus Portfolio - Service Class
2007	9,450	$10.71 to $11.44	$102,402	3.65%	0.90% to 2.35%	0.28% to 1.76%
2006	11,784	$10.68 to $10.78	$126,427	(d)	0.90% to 2.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING EquitiesPlus Portfolio - Service 2 Class
2007	3	$10.75	$33	3.03%	1.95%	0.56%
2006	3	$10.69	$33	(d)	1.95%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

313

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Evergreen Health Sciences Portfolio - Service Class
2007	16,047	$11.93 to $13.21	$205,635	0.13%	0.80% to 2.60%	5.72% to 7.68%
2006	16,005	$11.22 to $12.28	$192,226	-	0.80% to 2.60%	10.88% to 12.96%
2005	14,969	$10.26 to $10.96	$160,600	0.01%	0.80% to 2.60%	7.63% to 9.37%
2004	2,972	$9.82 to $9.94	$29,371	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Omega Portfolio - Service Class
2007	701	$11.48 to $13.17	$8,527	0.08%	0.75% to 2.55%	8.85% to 10.77%
2006	950	$10.53 to $11.89	$10,532	-	0.75% to 2.60%	2.84% to 4.85%
2005	748	$10.22 to $11.34	$7,994	-	0.75% to 2.60%	1.72% to 2.95%
2004	290	$10.42 to $10.52	$3,037	(b)	0.95% to 2.25%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Omega Portfolio - Service 2 Class
2007	109	$11.48 to $12.25	$1,301	-	1.40% to 2.20%	9.02% to 9.87%
2006	122	$10.53 to $11.15	$1,331	-	1.40% to 2.20%	3.03% to 4.01%
2005	91	$10.22 to $10.72	$961	-	1.40% to 2.20%	1.63% to 2.29%
2004	30	$10.43 to $10.48	$317	(b)	1.40% to 2.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING FMRSM Diversified Mid Cap Portfolio -
Service Class
2007	65,165	$12.21 to $17.86	$1,061,996	0.15%	0.50% to 2.60%	11.47% to 13.53%
2006	43,307	$10.93 to $15.29	$627,079	-	0.80% to 2.60%	9.06% to 11.10%
2005	43,185	$10.18 to $13.79	$569,837	-	0.80% to 2.60%	14.35% to 15.88%
2004	21,954	$11.22 to $11.90	$252,365	0.13%	0.90% to 2.25%	21.30% to 22.93%
2003	17,427	$9.25 to $9.68	$164,205	-	0.90% to 2.25%	30.47% to 32.42%
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
2007	2,406	$14.37 to $21.75	$47,072	0.01%	1.40% to 2.20%	11.74% to 12.69%
2006	2,079	$12.86 to $19.30	$36,090	-	1.40% to 2.20%	9.35% to 10.22%
2005	1,777	$11.76 to $17.51	$28,369	-	1.40% to 2.20%	14.30% to 15.12%
2004	666	$11.82 to $15.21	$9,744	0.22%	1.40% to 2.10%	21.57% to 22.07%
2003	303	$12.38 to $12.46	$3,754	-	1.40% to 1.85%	30.73% to 31.43%

314

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Large Cap Growth Portfolio - Service
Class
2007	14,915	$10.11 to $11.23	$160,643	0.04%	0.75% to 2.60%	0.77% to 2.72%
2006	17,491	$9.90 to $10.72	$185,025	-	0.75% to 2.60%	-0.10% to 1.52%
2005	880	$10.44 to $10.56	$9,242	(c)	0.95% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Mid Cap Growth Portfolio - Service Class
2007	15,159	$10.36 to $29.53	$377,561	-	0.50% to 2.60%	-1.30% to 0.75%
2006	18,896	$10.48 to $29.31	$473,531	-	0.50% to 2.60%	1.85% to 4.08%
2005	22,473	$10.26 to $28.16	$552,840	-	0.50% to 2.60%	0.79% to 2.59%
2004	27,088	$22.90 to $27.45	$661,572	-	0.50% to 2.25%	12.48% to 14.47%
2003	29,373	$20.36 to $23.98	$634,357	-	0.50% to 2.25%	36.01% to 38.45%
ING FMRSM Mid Cap Growth Portfolio - Service 2
Class
2007	1,266	$10.36 to $15.79	$17,919	-	1.40% to 2.20%	-1.15% to -0.38%
2006	1,377	$10.48 to $15.85	$19,718	-	1.40% to 2.20%	2.14% to 2.99%
2005	1,345	$10.26 to $15.39	$19,172	-	1.40% to 2.20%	0.74% to 1.52%
2004	1,170	$10.80 to $15.16	$17,093	-	1.40% to 2.10%	12.70% to 13.22%
2003	722	$13.31 to $13.39	$9,625	-	1.40% to 1.85%	36.48% to 37.05%
ING Focus 5 Portfolio - Service Class
2007	9,583	$10.36 to $10.42	$99,541	(e)	1.00% to 2.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Franklin Income Portfolio - Service Class
2007	31,117	$10.83 to $11.20	$342,076	1.18%	0.95% to 2.60%	-0.09% to 1.64%
2006	14,383	$10.84 to $11.02	$156,693	(d)	0.95% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

315

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Franklin Income Portfolio - Service 2 Class
2007	824	$10.89 to $11.04	$9,020	1.27%	1.40% to 2.20%	0.28% to 1.10%
2006	268	$10.86 to $10.92	$2,916	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Franklin Mutual Shares Portfolio - Service Class
2007	16,820	$11.79 to $11.92	$199,485	(e)	0.95% to 2.60%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2007	54,307	$9.53 to $9.64	$520,590	(e)	0.95% to 2.60%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Real Estate Portfolio - Service Class
2007	11,754	$11.74 to $12.55	$145,395	3.55%	0.95% to 2.60%	-9.70% to -8.19%
2006	5,601	$12.93 to $13.67	$76,113	(d)	0.95% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Global Real Estate Portfolio - Service 2 Class
2007	222	$12.25 to $12.42	$2,736	3.30%	1.40% to 2.20%	-9.46% to -8.68%
2006	133	$13.53 to $13.60	$1,807	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

316

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Resources Portfolio - Service Class
2007	20,069	$14.96 to $52.95	$828,047	0.01%	0.80% to 2.60%	29.83% to 32.18%
2006	16,489	$11.47 to $40.06	$529,809	0.18%	0.80% to 2.60%	18.24% to 20.44%
2005	13,480	$13.27 to $33.26	$373,920	0.72%	0.80% to 2.60%	34.63% to 36.65%
2004	8,900	$19.26 to $24.34	$187,945	0.95%	0.80% to 2.25%	4.05% to 5.55%
2003	6,911	$18.51 to $23.06	$140,016	0.37%	0.80% to 2.25%	48.79% to 51.02%
ING Global Resources Portfolio - Service 2 Class
2007	1,436	$21.52 to $32.84	$41,169	-	1.40% to 2.20%	30.19% to 31.20%
2006	1,445	$16.53 to $25.03	$31,781	0.10%	1.40% to 2.20%	18.49% to 19.47%
2005	1,203	$13.95 to $20.95	$22,547	0.75%	1.40% to 2.20%	34.72% to 35.69%
2004	688	$10.54 to $15.44	$10,201	1.36%	1.40% to 2.10%	4.23% to 4.75%
2003	207	$14.66 to $14.74	$3,037	0.45%	1.40% to 1.85%	49.29% to 49.95%
ING Global Technology Portfolio - Service Class
2007	15,457	$7.85 to $13.47	$129,557	-	0.90% to 2.60%	6.80% to 8.72%
2006	10,440	$7.32 to $12.40	$80,357	-	0.90% to 2.60%	6.45% to 8.25%
2005	10,325	$6.85 to $11.46	$73,104	-	0.90% to 2.60%	-0.44% to 0.97%
2004	9,719	$6.88 to $7.24	$68,251	-	0.90% to 2.25%	9.03% to 10.53%
2003	8,371	$6.31 to $6.55	$53,622	-	0.90% to 2.25%	37.77% to 39.66%
ING Global Technology Portfolio - Service 2 Class
2007	439	$11.60 to $18.50	$7,296	-	1.40% to 2.20%	7.11% to 7.93%
2006	442	$10.83 to $17.14	$6,829	-	1.40% to 2.20%	6.70% to 7.60%
2005	395	$10.15 to $15.93	$5,748	-	1.40% to 2.20%	-0.36% to 0.38%
2004	283	$11.16 to $15.87	$4,337	-	1.40% to 2.10%	9.26% to 9.75%
2003	180	$14.37 to $14.46	$2,595	-	1.40% to 1.85%	38.17% to 38.77%
ING International Growth Opportunities Portfolio -
Service Class
2007	9,113	$14.57 to $17.11	$142,378	1.13%	0.90% to 2.35%	15.70% to 17.35%
2006	11,623	$12.58 to $14.58	$155,944	1.62%	0.90% to 2.35%	18.73% to 20.50%
2005	14,319	$10.59 to $12.10	$160,706	2.39%	0.90% to 2.35%	8.06% to 9.50%
2004	17,199	$9.80 to $11.15	$177,640	0.92%	0.80% to 2.25%	14.09% to 15.78%
2003	17,997	$8.59 to $9.63	$162,082	0.25%	0.80% to 2.25%	26.32% to 28.23%

317

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING International Growth Opportunities Portfolio -
Service 2 Class
2007	521	$15.33 to $21.76	$10,823	1.02%	1.40% to 2.20%	15.70% to 16.61%
2006	584	$13.25 to $18.66	$10,449	1.54%	1.40% to 2.20%	18.73% to 19.77%
2005	673	$11.16 to $15.58	$10,090	2.55%	1.40% to 2.20%	8.00% to 8.72%
2004	646	$11.37 to $14.33	$9,037	1.23%	1.40% to 2.10%	14.35% to 14.92%
2003	401	$12.40 to $12.47	$4,980	0.31%	1.40% to 1.85%	26.66% to 27.24%
ING Janus Contrarian Portfolio - Service Class
2007	46,762	$14.17 to $19.24	$784,615	-	0.90% to 2.60%	17.74% to 19.78%
2006	10,578	$11.99 to $16.07	$149,666	0.42%	0.90% to 2.60%	19.84% to 22.00%
2005	6,969	$11.34 to $13.19	$81,462	0.06%	0.90% to 2.60%	12.73% to 14.58%
2004	6,384	$10.03 to $11.52	$65,678	-	0.90% to 2.55%	14.50% to 16.05%
2003	6,039	$8.76 to $9.16	$53,911	-	0.90% to 2.25%	46.98% to 48.94%
ING Janus Contrarian Portfolio - Service 2 Class
2007	1,722	$16.42 to $27.00	$39,413	-	1.40% to 2.20%	18.13% to 19.10%
2006	370	$13.90 to $22.67	$7,234	0.34%	1.40% to 2.20%	20.14% to 21.10%
2005	225	$11.57 to $18.72	$3,755	0.07%	1.40% to 2.20%	13.00% to 13.80%
2004	136	$11.31 to $16.45	$2,177	-	1.40% to 2.10%	14.73% to 15.28%
2003	56	$14.91 to $14.27	$801	-	1.40% to 1.85%	47.51% to 48.18%
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2007	1,430	$25.11 to $39.30	$47,813	0.89%	1.40% to 2.20%	35.15% to 36.32%
2006	1,436	$18.58 to $28.83	$35,277	0.49%	1.40% to 2.20%	32.71% to 33.78%
2005	1,054	$14.00 to $21.55	$19,778	0.08%	1.40% to 2.20%	31.71% to 32.62%
2004	467	$11.10 to $16.25	$7,217	0.63%	1.40% to 2.10%	15.52% to 16.07%
2003	140	$13.92 to $14.00	$1,956	0.20%	1.40% to 1.85%	43.51% to 44.18%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2007	35,157	$18.01 to $27.00	$867,350	0.89%	0.80% to 2.60%	34.89% to 37.40%
2006	27,668	$13.29 to $19.65	$502,767	0.50%	0.80% to 2.60%	32.26% to 34.68%
2005	22,412	$13.00 to $14.59	$305,326	0.07%	0.80% to 2.60%	31.85% to 33.73%
2004	14,735	$9.86 to $10.91	$151,706	0.38%	0.80% to 2.25%	15.05% to 16.81%
2003	12,265	$8.57 to $9.34	$109,258	0.21%	0.80% to 2.25%	43.31% to 45.48%

318

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2007	16,728	$10.76 to $15.37	$236,387	0.13%	0.80% to 2.60%	-4.25% to -2.50%
2006	16,274	$11.18 to $15.92	$239,483	-	0.80% to 2.60%	13.63% to 15.74%
2005	13,753	$10.36 to $13.89	$177,486	-	0.80% to 2.60%	-13.35% to 1.91%
2004	11,640	$13.63	$158,627	-	0.80% to 2.60%	23.68% to 33.89%
2003	6,338	$10.18 to $11.02	$65,484	-	0.80% to 2.55%	30.85% to 33.12%
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
2007	3,257	$11.31 to $17.62	$50,959	-	1.40% to 2.20%	-4.07% to -3.24%
2006	3,320	$11.79 to $18.21	$54,102	-	1.40% to 2.20%	13.91% to 14.82%
2005	3,144	$10.35 to $15.86	$45,409	-	1.40% to 2.20%	1.34% to 2.12%
2004	2,183	$11.93 to $15.53	$32,610	-	1.40% to 2.10%	23.45% to 24.04%
2003	889	$2.45 to $12.52	$11,088	-	1.40% to 1.85%	31.33% to 31.93%
ING JPMorgan Value Opportunities Portfolio -
Service Class
2007	3,402	$11.27 to $12.42	$41,470	1.38%	0.95% to 2.60%	-3.73% to -2.13%
2006	5,579	$11.65 to $12.69	$69,946	0.29%	0.95% to 2.60%	16.95% to 18.93%
2005	3,843	$10.55 to $10.67	$40,813	(c)	0.95% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Value Opportunities Portfolio -
Service 2 Class
2007	138	$11.97 to $12.23	$1,674	1.36%	1.40% to 2.20%	-3.47% to -2.70%
2006	137	$12.40 to $12.57	$1,710	0.61%	1.40% to 2.20%	17.31% to 18.25%
2005	81	$10.57 to $10.63	$864	(c)	1.40% to 2.20%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Julius Baer Foreign Portfolio - Service Class
2007	45,509	$13.89 to $22.32	$908,393	0.08%	0.80% to 2.60%	13.41% to 15.51%
2006	36,012	$12.18 to $19.50	$630,618	-	0.80% to 2.60%	25.82% to 28.14%
2005	25,762	$11.80 to $15.36	$356,543	0.07%	0.80% to 2.60%	12.41% to 14.30%
2004	15,131	$11.44 to $13.55	$185,592	0.11%	0.90% to 2.60%	14.85% to 16.87%
2003	3,272	$10.44 to $11.69	$34,644	0.99%	0.90% to 2.55%	27.94% to 30.06%

319

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Julius Baer Foreign Portfolio - Service 2 Class
2007	3,447	$16.92 to $24.21	$74,247	-	1.40% to 2.20%	13.71% to 14.58%
2006	3,419	$14.88 to $21.13	$64,469	-	1.40% to 2.20%	26.21% to 27.29%
2005	2,592	$11.79 to $16.60	$39,182	0.03%	1.40% to 2.20%	12.64% to 13.54%
2004	1,245	$11.47 to $14.62	$17,516	0.03%	1.40% to 2.10%	15.58% to 16.04%
2003	203	$12.52 to $12.60	$2,550	1.03%	1.40% to 1.85%	28.54% to 29.10%
ING Legg Mason Value Portfolio - Service Class
2007	36,876	$8.94 to $12.18	$352,697	-	0.75% to 2.60%	-8.40% to -6.71%
2006	40,578	$9.76 to $13.19	$419,720	-	0.75% to 2.60%	3.75% to 5.71%
2005	40,447	$9.40 to $12.60	$399,134	-	0.75% to 2.60%	3.24% to 5.12%
2004	30,531	$9.10 to $12.10	$288,326	0.14%	0.90% to 2.60%	10.98% to 12.82%
2003	26,637	$8.20 to $10.81	$224,722	0.03%	0.90% to 2.55%	19.36% to 21.49%
ING Legg Mason Value Portfolio - Service 2 Class
2007	2,078	$10.17 to $13.31	$25,414	-	1.40% to 2.20%	-8.21% to -7.44%
2006	2,257	$11.08 to $14.38	$29,989	-	1.40% to 2.20%	4.04% to 4.89%
2005	2,121	$10.65 to $13.71	$27,151	-	1.40% to 2.20%	3.59% to 4.34%
2004	1,086	$11.15 to $13.14	$13,915	0.20%	1.40% to 2.10%	11.58% to 12.03%
2003	616	$11.66 to $11.73	$7,195	-	1.40% to 1.85%	20.06% to 20.58%
ING LifeStyle Aggressive Growth Portfolio - Service
Class
2007	95,413	$11.58 to $14.43	$1,325,896	0.60%	0.95% to 2.60%	0.59% to 2.27%
2006	82,802	$11.48 to $14.11	$1,135,564	0.15%	0.95% to 2.60%	15.00% to 17.00%
2005	56,804	$10.82 to $12.06	$672,396	0.08%	0.95% to 2.60%	5.01% to 6.73%
2004	19,102	$11.17 to $11.30	$214,566	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Aggressive Growth Portfolio -
Service 2 Class
2007	305	$14.02 to $14.32	$4,328	0.50%	1.40% to 2.20%	0.86% to 1.63%
2006	181	$13.90 to $14.09	$2,529	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

320

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Growth Portfolio - Service Class
2007	289,602	$11.44 to $13.92	$3,874,407	0.92%	0.95% to 2.60%	1.16% to 2.96%
2006	207,051	$11.25 to $13.52	$2,719,322	0.48%	0.95% to 2.60%	12.43% to 14.30%
2005	118,288	$10.67 to $11.83	$1,373,807	0.33%	0.95% to 2.60%	4.07% to 5.82%
2004	42,766	$11.05 to $11.18	$475,452	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Growth Portfolio - Service 2 Class
2007	903	$13.46 to $13.76	$12,286	1.12%	1.40% to 2.20%	1.43% to 2.23%
2006	621	$13.27 to $13.46	$8,291	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Growth Portfolio - Service
Class
2007	228,517	$11.37 to $13.42	$2,953,955	1.21%	0.95% to 2.60%	1.94% to 3.63%
2006	169,362	$11.09 to $12.95	$2,131,406	0.85%	0.95% to 2.60%	10.44% to 12.32%
2005	109,586	$10.52 to $11.53	$1,239,629	0.62%	0.95% to 2.60%	3.03% to 4.82%
2004	41,489	$10.88 to $11.00	$453,877	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Moderate Growth Portfolio - Service 2
Class
2007	1,247	$12.93 to $13.22	$16,308	1.24%	1.40% to 2.20%	2.13% to 3.04%
2006	407	$12.66 to $12.83	$5,180	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Portfolio - Service Class
2007	102,978	$11.24 to $13.01	$1,290,614	1.49%	0.95% to 2.60%	2.26% to 4.00%
2006	74,241	$10.93 to $12.51	$903,677	1.07%	0.95% to 2.60%	8.53% to 10.41%
2005	46,302	$10.43 to $11.33	$515,732	0.84%	0.95% to 2.60%	2.61% to 4.33%
2004	19,609	$10.74 to $10.86	$211,827	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
321

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Moderate Portfolio - Service 2 Class
2007	1,078	$12.49 to $12.77	$13,609	1.56%	1.40% to 2.20%	2.38% to 3.32%
2006	629	$12.20 to $12.36	$7,718	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Limited Maturity Bond Portfolio - Service Class
2007	8,412	$10.17 to $25.92	$176,466	1.99%	0.50% to 2.25%	3.35% to 5.24%
2006	10,711	$18.26 to $24.63	$216,291	3.51%	0.50% to 2.25%	1.53% to 3.31%
2005	13,640	$17.66 to $23.84	$269,644	4.59%	0.50% to 2.25%	-0.67% to 1.10%
2004	18,084	$17.78 to $23.58	$357,305	4.19%	0.50% to 2.25%	-0.89% to 0.90%
2003	27,037	$17.94 to $23.37	$534,954	0.74%	0.50% to 2.25%	0.56% to 2.32%
ING Liquid Assets Portfolio - Service Class
2007	68,096	$10.32 to $19.17	$1,050,018	4.98%	0.75% to 2.60%	2.18% to 4.18%
2006	46,163	$10.10 to $18.40	$710,117	5.15%	0.75% to 2.60%	1.92% to 3.84%
2005	38,622	$9.89 to $17.72	$582,359	3.06%	0.75% to 2.60%	0.15% to 2.01%
2004	41,260	$9.83 to $17.37	$618,281	1.05%	0.75% to 2.60%	-1.66% to 0.17%
2003	49,098	$9.95 to $18.00	$745,674	0.78%	0.50% to 2.55%	-1.78% to 0.22%
ING Liquid Assets Portfolio - Service 2 Class
2007	2,311	$10.36 to $10.64	$24,213	4.67%	1.40% to 2.20%	2.44% to 3.31%
2006	1,518	$10.07 to $10.34	$15,430	4.99%	1.40% to 2.20%	2.29% to 3.11%
2005	1,143	$9.81 to $10.08	$11,307	3.20%	1.40% to 2.20%	0.40% to 1.22%
2004	970	$9.74 to $9.91	$9,497	1.14%	1.40% to 2.10%	-1.12% to -0.61%
2003	490	$9.85 to $9.91	$4,837	0.81%	1.40% to 1.85%	-1.30% to -0.80%
ING Lord Abbett Affiliated Portfolio - Service Class
2007	8,922	$11.58 to $15.21	$122,006	1.66%	0.90% to 2.60%	1.44% to 3.19%
2006	11,650	$11.28 to $14.74	$155,652	0.80%	0.90% to 2.60%	14.60% to 16.57%
2005	10,892	$10.40 to $12.66	$126,090	1.17%	0.90% to 2.55%	2.87% to 4.54%
2004	13,023	$10.85 to $12.11	$145,322	0.65%	0.90% to 2.55%	7.43% to 9.01%
2003	13,185	$10.10 to $11.13	$136,147	0.18%	0.90% to 2.55%	28.34% to 30.04%

322

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Lord Abbett Affiliated Portfolio - Service 2 Class
2007	225	$12.15 to $16.83	$3,428	1.63%	1.40% to 2.20%	1.76% to 2.56%
2006	245	$11.94 to $16.41	$3,685	0.83%	1.40% to 2.20%	14.70% to 15.73%
2005	208	$10.41 to $14.18	$2,804	1.27%	1.40% to 2.20%	3.15% to 3.89%
2004	144	$10.46 to $13.65	$1,920	0.82%	1.40% to 2.10%	7.66% to 8.25%
2003	81	$12.54 to $12.61	$1,014	0.15%	1.40% to 1.85%	28.72% to 29.20%
ING Marsico Growth Portfolio - Service Class
2007	41,695	$12.20 to $20.49	$758,194	-	0.80% to 2.60%	11.21% to 13.20%
2006	44,891	$10.86 to $18.69	$732,265	-	0.50% to 2.60%	2.22% to 4.41%
2005	51,436	$10.77 to $17.90	$818,414	-	0.50% to 2.60%	6.08% to 8.35%
2004	54,430	$11.02 to $16.52	$813,432	-	0.50% to 2.60%	9.95% to 11.92%
2003	57,559	$12.87 to $14.76	$778,700	-	0.50% to 2.25%	29.74% to 32.02%
ING Marsico Growth Portfolio - Service 2 Class
2007	1,666	$12.31 to $17.63	$26,446	-	1.40% to 2.20%	11.50% to 12.44%
2006	1,736	$11.04 to $15.68	$24,784	-	1.40% to 2.20%	2.51% to 3.29%
2005	1,600	$10.77 to $15.18	$22,546	-	1.40% to 2.20%	6.47% to 7.20%
2004	1,088	$10.98 to $14.16	$15,095	-	1.40% to 2.10%	10.23% to 10.72%
2003	654	$12.71 to $12.79	$8,324	-	1.40% to 1.85%	30.23% to 30.81%
ING Marsico International Opportunities Portfolio -
Service Class
2007	16,499	$14.26 to $18.30	$294,956	0.87%	0.90% to 2.60%	17.41% to 19.53%
2006	11,871	$12.08 to $15.31	$179,220	0.03%	0.90% to 2.60%	20.78% to 22.89%
2005	10,005	$12.32 to $12.46	$123,938	(c)	0.90% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING MFS Total Return Portfolio - Service Class
2007	43,202	$10.21 to $31.41	$1,114,781	2.83%	0.50% to 2.60%	1.28% to 3.49%
2006	48,171	$11.08 to $30.35	$1,227,770	2.28%	0.50% to 2.60%	9.10% to 11.38%
2005	53,957	$10.15 to $27.25	$1,266,332	2.23%	0.50% to 2.60%	0.19% to 2.37%
2004	54,357	$10.75 to $26.62	$1,280,878	1.88%	0.50% to 2.60%	8.30% to 10.59%
2003	52,822	$10.66 to $24.07	$1,142,408	0.53%	0.50% to 2.55%	13.79% to 16.17%

323

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MFS Total Return Portfolio - Service 2 Class
2007	3,710	$11.27 to $14.42	$49,366	2.89%	1.40% to 2.20%	1.53% to 2.35%
2006	4,025	$11.10 to $14.09	$52,787	2.19%	1.40% to 2.20%	9.36% to 10.25%
2005	4,017	$10.15 to $12.78	$48,425	2.28%	1.40% to 2.20%	0.47% to 1.27%
2004	2,842	$10.70 to $12.62	$35,147	2.53%	1.40% to 2.10%	8.99% to 9.45%
2003	1,416	$11.46 to $11.53	$16,257	0.74%	1.40% to 1.85%	14.26% to 14.84%
ING MFS Utilities Portfolio - Service Class
2007	27,331	$15.42 to $18.71	$499,704	0.74%	0.80% to 2.60%	24.10% to 26.38%
2006	18,136	$12.35 to $14.82	$264,982	0.08%	0.80% to 2.60%	27.43% to 29.83%
2005	13,290	$10.19 to $11.44	$151,085	(c)	0.80% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Main Street Portfolio® - Service
Class
2007	15,714	$11.63 to $27.22	$379,304	0.99%	0.80% to 2.60%	1.54% to 3.42%
2006	18,452	$11.35 to $26.32	$435,688	1.03%	0.80% to 2.60%	11.96% to 13.99%
2005	21,352	$10.44 to $23.09	$447,401	0.92%	0.80% to 2.60%	3.05% to 4.91%
2004	24,115	$10.85 to $22.01	$487,638	0.79%	0.80% to 2.55%	10.00% to 11.95%
2003	27,160	$16.70 to $19.66	$494,911	0.21%	0.80% to 2.55%	21.45% to 23.57%
ING Oppenheimer Main Street Portfolio® - Service 2
Class
2007	330	$11.92 to $16.01	$4,861	0.94%	1.40% to 2.20%	1.79% to 2.63%
2006	356	$11.71 to $15.60	$5,158	1.06%	1.40% to 2.20%	12.27% to 13.21%
2005	336	$10.43 to $13.78	$4,350	0.91%	1.40% to 2.20%	3.36% to 4.08%
2004	219	$10.73 to $13.24	$2,848	1.04%	1.40% to 2.10%	10.64% to 11.08%
2003	165	$11.84 to $11.92	$1,951	0.18%	1.40% to 1.85%	22.06% to 22.66%
ING PIMCO Core Bond Portfolio - Service Class
2007	67,225	$10.85 to $16.53	$963,329	2.80%	0.75% to 2.60%	6.15% to 8.18%
2006	46,467	$10.19 to $15.28	$629,159	2.44%	0.75% to 2.60%	1.66% to 3.54%
2005	46,819	$10.01 to $14.76	$619,526	3.52%	0.75% to 2.60%	-0.19% to 1.72%
2004	44,134	$10.26 to $14.51	$581,595	2.76%	0.75% to 2.60%	2.21% to 4.09%
2003	40,186	$10.25 to $13.94	$514,027	0.48%	0.75% to 2.55%	2.08% to 3.97%

324

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING PIMCO Core Bond Portfolio - Service 2 Class
2007	4,084	$10.85 to $12.14	$47,659	3.23%	1.40% to 2.20%	6.37% to 7.24%
2006	3,836	$10.20 to $11.32	$41,970	2.47%	1.40% to 2.20%	2.00% to 2.82%
2005	3,333	$10.00 to $11.01	$35,739	3.46%	1.40% to 2.20%	0.20% to 0.82%
2004	2,587	$10.03 to $10.92	$27,855	3.26%	1.40% to 2.10%	2.95% to 3.31%
2003	1,573	$10.50 to $10.57	$16,545	0.67%	1.40% to 1.85%	2.54% to 3.02%
ING PIMCO High Yield Portfolio - Service Class
2007	48,061	$10.74 to $12.70	$574,507	6.90%	0.50% to 2.60%	0.17% to 2.37%
2006	54,855	$10.86 to $12.45	$649,202	6.60%	0.50% to 2.60%	6.14% to 8.41%
2005	56,422	$10.21 to $11.52	$624,247	6.59%	0.50% to 2.60%	1.58% to 3.76%
2004	60,645	$10.73 to $11.13	$654,861	(b)	0.50% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Pioneer Fund Portfolio - Service Class
2007	6,910	$11.59 to $13.33	$89,772	1.01%	0.75% to 2.60%	2.26% to 4.30%
2006	7,815	$12.39 to $12.78	$98,275	-	0.75% to 2.60%	13.77% to 15.87%
2005	7,507	$10.89 to $11.03	$82,253	(c)	0.75% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Pioneer Mid Cap Value Portfolio - Service Class
2007	52,138	$11.64 to $12.78	$648,885	0.53%	0.75% to 2.60%	2.70% to 4.75%
2006	52,297	$11.19 to $12.20	$627,662	0.19%	0.75% to 2.60%	9.44% to 11.52%
2005	54,549	$10.04 to $10.94	$592,996	(c)	0.75% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2007	70,829	$10.22 to $54.94	$2,706,874	1.81%	0.80% to 2.60%	1.64% to 3.56%
2006	65,649	$11.17 to $53.05	$2,587,523	1.18%	0.80% to 2.60%	11.64% to 13.72%
2005	59,970	$10.68 to $46.65	$2,239,487	1.30%	0.80% to 2.60%	5.33% to 6.87%
2004	49,150	$34.53 to $43.65	$1,866,804	1.12%	0.80% to 2.25%	13.96% to 15.69%
2003	41,070	$30.30 to $37.73	$1,365,679	0.36%	0.80% to 2.25%	22.42% to 24.23%

325

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
2007	7,127	$12.18 to $17.43	$111,811	1.70%	1.40% to 2.20%	1.92% to 2.77%
2006	7,567	$11.95 to $16.96	$115,607	1.16%	1.40% to 2.20%	12.00% to 12.92%
2005	6,643	$10.67 to $15.02	$91,512	1.33%	1.40% to 2.20%	5.34% to 6.08%
2004	4,029	$11.24 to $14.16	$55,427	1.53%	1.40% to 2.10%	14.27% to 14.84%
2003	1,646	$12.26 to $12.33	$20,206	0.48%	1.40% to 1.85%	22.70% to 23.18%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2007	30,810	$11.55 to $41.46	$945,504	1.39%	0.50% to 2.60%	0.39% to 2.52%
2006	33,077	$12.03 to $40.44	$1,025,488	1.30%	0.50% to 2.60%	15.98% to 18.52%
2005	34,766	$10.34 to $34.12	$940,116	1.16%	0.50% to 2.60%	1.18% to 3.39%
2004	33,622	$11.01 to $33.00	$916,190	0.96%	0.50% to 2.60%	12.27% to 14.31%
2003	26,391	$22.16 to $28.87	$643,858	0.31%	0.50% to 2.25%	22.36% to 24.55%
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
2007	2,243	$12.11 to $16.68	$34,714	1.32%	1.40% to 2.20%	0.67% to 1.52%
2006	2,374	$12.03 to $16.43	$36,444	1.32%	1.40% to 2.20%	16.34% to 17.27%
2005	2,369	$10.34 to $14.01	$31,279	1.12%	1.40% to 2.20%	1.62% to 2.26%
2004	1,728	$11.12 to $13.70	$23,091	1.17%	1.40% to 2.10%	12.45% to 13.04%
2003	896	$12.05 to $12.12	$10,819	0.38%	1.40% to 1.85%	22.83% to 23.30%
ING Templeton Global Growth Portfolio - Service Class
2007	18,291	$11.69 to $30.60	$448,072	1.03%	0.50% to 2.60%	-0.30% to 1.90%
2006	18,750	$11.67 to $30.03	$466,167	0.89%	0.50% to 2.60%	19.00% to 21.33%
2005	17,674	$11.00 to $24.75	$373,570	0.70%	0.50% to 2.40%	7.40% to 9.32%
2004	19,426	$18.24 to $22.64	$383,093	0.47%	0.50% to 2.25%	8.44% to 10.39%
2003	19,452	$16.82 to $20.51	$352,387	-	0.50% to 2.25%	33.28% to 35.65%
ING Templeton Global Growth Portfolio - Service 2
Class
2007	464	$13.10 to $19.68	$8,169	0.90%	1.40% to 2.20%	0.00% to 0.87%
2006	481	$13.10 to $19.51	$8,479	0.84%	1.40% to 2.20%	19.09% to 20.06%
2005	429	$11.00 to $16.25	$6,469	0.75%	1.40% to 2.20%	7.47% to 8.20%
2004	328	$10.71 to $15.02	$4,767	0.79%	1.40% to 2.10%	8.63% to 9.16%
2003	152	$13.68 to $13.76	$2,084	-	1.40% to 1.85%	33.72% to 34.38%

326

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING UBS U.S. Allocation Portfolio - Service Class
2007	7,984	$10.02 to $12.82	$84,479	2.00%	0.90% to 2.60%	-0.83% to 0.91%
2006	9,811	$10.07 to $12.71	$103,723	1.35%	0.50% to 2.60%	8.13% to 10.51%
2005	11,987	$9.28 to $11.56	$115,813	1.26%	0.50% to 2.60%	3.78% to 5.93%
2004	11,173	$8.91 to $10.96	$102,102	0.80%	0.50% to 2.60%	8.39% to 9.90%
2003	8,206	$8.22 to $8.59	$68,664	0.01%	0.90% to 2.25%	15.41% to 16.87%
ING UBS U.S. Allocation Portfolio - Service 2 Class
2007	352	$11.36 to $14.28	$4,574	1.98%	1.40% to 2.20%	-0.53% to 0.28%
2006	408	$11.42 to $14.24	$5,333	1.39%	1.40% to 2.20%	8.45% to 9.37%
2005	388	$10.53 to $13.02	$4,708	1.41%	1.40% to 2.20%	4.10% to 4.83%
2004	268	$10.73 to $12.42	$3,204	1.15%	1.40% to 2.10%	8.83% to 9.23%
2003	85	$11.33 to $11.37	$963	(a)	1.40% to 1.85%	(a)
ING Van Kampen Capital Growth Portfolio - Service
Class
2007	3,923	$13.09 to $15.70	$54,233	-	0.90% to 2.60%	18.10% to 20.20%
2006	4,859	$10.97 to $13.07	$56,357	-	0.80% to 2.60%	1.44% to 3.17%
2005	5,371	$11.09 to $12.68	$60,887	0.30%	0.80% to 2.60%	12.47% to 13.98%
2004	4,030	$9.86 to $10.23	$40,329	-	0.90% to 2.25%	4.89% to 6.34%
2003	3,146	$9.40 to $9.62	$29,848	0.02%	0.90% to 2.25%	20.82% to 22.55%
ING Van Kampen Capital Growth Portfolio - Service 2
Class
2007	890	$13.72 to $17.19	$14,455	-	1.40% to 2.20%	18.28% to 19.38%
2006	980	$11.60 to $14.40	$13,405	-	1.40% to 2.20%	1.67% to 2.42%
2005	949	$11.41 to $14.06	$12,815	0.24%	1.40% to 2.20%	12.61% to 13.39%
2004	808	$10.55 to $12.40	$9,811	-	1.40% to 2.10%	5.05% to 5.53%
2003	505	$11.68 to $11.75	$5,909	-	1.40% to 1.85%	21.29% to 21.89%
ING Van Kampen Global Franchise Portfolio - Service
Class
2007	20,324	$12.28 to $17.98	$339,631	-	0.80% to 2.60%	6.81% to 8.84%
2006	19,786	$11.43 to $16.52	$308,178	1.62%	0.80% to 2.60%	18.18% to 20.32%
2005	16,288	$10.56 to $13.73	$213,710	0.22%	0.80% to 2.60%	8.87% to 10.46%
2004	9,665	$11.95 to $12.43	$117,208	-	0.80% to 2.25%	10.14% to 11.78%
2003	5,295	$10.85 to $11.12	$58,019	0.82%	0.80% to 2.25%	23.30% to 25.23%

327

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Global Franchise Portfolio -
Service 2 Class
2007	5,104	$14.09 to $18.55	$86,794	-	1.40% to 2.20%	7.15% to 8.04%
2006	5,309	$13.15 to $17.17	$84,046	1.67%	1.40% to 2.20%	18.47% to 19.44%
2005	4,920	$11.10 to $14.38	$66,237	0.14%	1.40% to 2.20%	8.82% to 9.69%
2004	3,118	$10.89 to $13.11	$39,831	-	1.40% to 2.10%	10.47% to 10.92%
2003	1,232	$11.75 to $11.82	$14,506	0.88%	1.40% to 1.85%	23.55% to 24.16%
ING Van Kampen Growth and Income Portfolio -
Service Class
2007	24,948	$11.42 to $36.83	$739,205	1.52%	0.50% to 2.60%	-0.08% to 2.08%
2006	28,474	$11.39 to $36.08	$851,385	1.15%	0.50% to 2.60%	13.07% to 15.42%
2005	29,601	$10.97 to $31.26	$791,655	1.01%	0.50% to 2.55%	7.61% to 9.53%
2004	30,700	$23.39 to $28.54	$772,796	0.96%	0.50% to 2.25%	11.54% to 13.52%
2003	31,390	$20.97 to $25.14	$705,253	0.26%	0.50% to 2.25%	25.04% to 27.23%
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
2007	4,845	$12.44 to $17.30	$77,095	1.37%	1.40% to 2.20%	0.16% to 0.99%
2006	5,087	$12.42 to $17.13	$80,594	1.05%	1.40% to 2.20%	13.32% to 14.20%
2005	4,997	$10.96 to $15.00	$70,383	1.00%	1.40% to 2.20%	7.63% to 8.32%
2004	3,963	$11.01 to $13.85	$53,331	1.39%	1.40% to 2.10%	11.84% to 12.33%
2003	1,961	$12.25 to $12.33	$24,058	0.34%	1.40% to 1.85%	25.26% to 25.94%
ING Van Kampen Real Estate Portfolio - Service Class
2007	11,227	$9.92 to $77.80	$578,834	1.18%	0.50% to 2.60%	-19.87% to -18.16%
2006	14,683	$12.29 to $95.06	$970,402	1.16%	0.50% to 2.60%	34.09% to 36.95%
2005	13,345	$11.63 to $69.41	$683,995	1.06%	0.50% to 2.60%	13.76% to 16.21%
2004	11,459	$13.59 to $59.73	$557,477	1.55%	0.50% to 2.60%	34.69% to 37.06%
2003	9,000	$33.44 to $43.58	$330,864	0.20%	0.50% to 2.25%	34.62% to 37.04%
ING Van Kampen Real Estate Portfolio - Service 2
Class
2007	1,592	$12.56 to $22.31	$30,569	1.05%	1.40% to 2.20%	-19.69% to -19.02%
2006	1,706	$15.64 to $27.55	$40,981	1.18%	1.40% to 2.20%	34.36% to 35.51%
2005	1,604	$11.64 to $20.33	$28,990	1.02%	1.40% to 2.20%	14.13% to 14.92%
2004	1,043	$12.60 to $17.69	$17,799	1.90%	1.40% to 2.10%	35.03% to 35.76%
2003	481	$12.96 to $13.03	$6,246	0.18%	1.40% to 1.85%	35.00% to 35.59%

328

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Index Plus International Equity Portfolio -
Service Class
2007	3,153	$10.77 to $13.71	$41,029	-	0.75% to 2.60%	5.33% to 7.40%
2006	2,596	$10.91 to $12.80	$32,572	1.87%	0.75% to 2.60%	22.00% to 23.81%
2005	23	$10.32 to $10.33	$240	(c)	0.95% to 2.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus International Equity Portfolio -
Service 2 Class
2007	60	$13.16 to $13.39	$800	-	1.40% to 2.20%	5.62% to 6.52%
2006	55	$12.46 to $12.57	$688	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Disciplined Value Portfolio - Service
Class
2007	8,969	$10.59 to $26.70	$207,926	1.05%	0.80% to 2.45%	-5.97% to -4.51%
2006	11,258	$11.11 to $27.96	$275,268	0.56%	0.80% to 2.55%	12.48% to 14.26%
2005	12,720	$10.58 to $24.47	$277,690	0.61%	0.80% to 2.55%	3.46% to 4.98%
2004	14,961	$19.35 to $23.31	$314,930	0.28%	0.80% to 2.25%	10.07% to 11.69%
2003	17,530	$17.58 to $20.87	$333,380	0.09%	0.80% to 2.25%	28.13% to 30.03%
ING Wells Fargo Disciplined Value Portfolio -
Service 2 Class
2007	289	$11.19 to $15.63	$4,132	0.97%	1.40% to 2.20%	-6.05% to -5.22%
2006	310	$11.91 to $16.49	$4,737	0.49%	1.40% to 2.20%	12.46% to 13.33%
2005	291	$10.59 to $14.55	$4,007	0.56%	1.40% to 2.20%	3.50% to 4.23%
2004	241	$10.87 to $13.96	$3,292	0.57%	1.40% to 2.10%	10.30% to 10.88%
2003	131	$12.52 to $12.59	$1,639	0.12%	1.40% to 1.85%	28.54% to 29.13%
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2007	1,325	$10.43 to $11.00	$14,310	-	0.90% to 2.35%	-6.00% to -4.51%
2006	2,157	$10.94 to $11.52	$24,614	0.54%	0.90% to 2.60%	16.79% to 17.90%
2005	7	$9.71 to $9.72	$71	(c)	1.40% to 2.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

329

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
2007	60	$10.67 to $10.86	$641	-	1.40% to 2.20%	-5.99% to -5.15%
2006	115	$11.35 to $11.45	$1,313	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Diversified International Fund - Class R
2007	34	$11.78 to $11.86	$398	2.53%	0.75% to 1.35%	10.40% to 10.67%
2006	7	$10.67 to $10.68	$76	(d)	1.00% to 1.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Large Company Value
Portfolio - Service Class
2007	39	$12.28 to $14.54	$527	1.38%	0.75% to 1.35%	-3.31% to -2.79%
2006	56	$12.67 to $14.99	$775	0.26%	0.75% to 1.35%	17.73% to 18.46%
2005	57	$10.80 to $12.69	$681	1.30%	0.75% to 1.35%	-0.16% to 0.46%
2004	57	$10.72 to $12.66	$651	0.99%	0.75% to 1.35%	8.70% to 9.27%
2003	36	$9.85 to $11.62	$362	0.55%	0.75% to 1.20%	29.95% to 30.35%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2007	32	$15.35 to $16.66	$519	0.53%	0.75% to 1.35%	-4.20% to -3.60%
2006	36	$15.96 to $17.34	$611	0.02%	0.75% to 1.35%	13.90% to 14.58%
2005	33	$13.96 to $15.17	$483	0.19%	0.75% to 1.35%	6.56% to 7.00%
2004	29	$13.07 to $14.21	$389	0.36%	0.75% to 1.20%	19.88% to 20.44%
2003	15	$10.87 to $11.83	$162	-	0.75% to 1.20%	34.20% to 34.53%
ING Baron Small Cap Growth Portfolio - Service Class
2007	18,283	$11.41 to $18.82	$240,630	-	0.75% to 2.60%	3.35% to 5.32%
2006	11,736	$11.00 to $17.87	$147,898	-	0.75% to 2.60%	12.27% to 14.40%
2005	5,940	$10.91 to $15.62	$66,027	-	0.75% to 2.60%	5.94% to 6.55%
2004	99	$14.49 to $14.66	$1,448	-	0.75% to 1.35%	26.22% to 27.04%
2003	89	$11.48 to $11.54	$1,028	(a)	0.75% to 1.35%	(a)

330

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Columbia Small Cap Value II Portfolio - Service
Class
2007	14,188	$10.00 to $11.27	$144,098	0.12%	0.95% to 2.60%	0.30% to 2.08%
2006	7,129	$9.97 to $11.06	$71,511	(d)	0.95% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Davis New York Venture Portfolio - Service Class
2007	16,069	$11.14 to $15.21	$182,872	0.26%	0.75% to 2.60%	1.46% to 3.31%
2006	8,295	$10.98 to $14.75	$92,112	0.01%	0.75% to 2.60%	11.41% to 13.07%
2005	210	$9.90 to $13.09	$2,221	-	0.75% to 2.20%	2.53% to 3.05%
2004	69	$11.07 to $12.72	$809	-	0.75% to 1.35%	6.93% to 7.63%
2003	56	$10.31 to $11.85	$600	1.64%	0.75% to 1.35%	39.32% to 39.68%
ING JPMorgan International Portfolio - Service Class
2007	9,546	$12.35 to $20.50	$179,376	1.83%	0.75% to 2.60%	6.89% to 8.93%
2006	8,659	$13.22 to $18.86	$151,961	0.15%	0.75% to 2.60%	18.74% to 21.01%
2005	6,325	$11.10 to $15.63	$93,077	0.72%	0.75% to 2.60%	7.02% to 8.93%
2004	4,620	$11.53 to $14.38	$63,865	1.24%	0.75% to 2.55%	15.64% to 17.78%
2003	679	$10.42 to $12.24	$8,019	0.05%	0.75% to 2.55%	28.17% to 28.50%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2007	1,393	$13.50 to $17.98	$23,165	0.56%	0.75% to 2.60%	-0.37% to 1.58%
2006	1,576	$13.55 to $17.70	$25,829	-	0.75% to 2.60%	13.48% to 15.61%
2005	1,732	$11.93 to $15.31	$24,632	0.29%	0.75% to 2.60%	5.66% to 7.74%
2004	1,575	$11.25 to $14.21	$21,149	0.22%	0.75% to 2.60%	17.53% to 19.61%
2003	527	$10.95 to $11.88	$6,151	0.50%	0.75% to 2.55%	26.73% to 29.13%
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2007	11,590	$10.62 to $13.69	$152,199	-	0.75% to 2.60%	-4.49% to -2.68%
2006	12,234	$11.97 to $14.09	$166,845	-	0.75% to 2.60%	7.21% to 9.18%
2005	12,230	$11.15 to $12.93	$154,616	-	0.75% to 2.60%	8.29% to 10.14%
2004	9,733	$10.37 to $11.74	$113,031	-	0.95% to 2.60%	6.69% to 8.40%
2003	1,285	$10.77 to $10.83	$13,880	(a)	0.95% to 2.55%	(a)

331

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Neuberger Berman Partners Portfolio - Service
Class
2007	13,554	$10.70 to $12.36	$148,883	0.23%	0.80% to 2.60%	5.77% to 7.75%
2006	17,001	$9.94 to $11.49	$174,800	(d)	0.80% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Neuberger Berman Regency Portfolio - Service
Class
2007	1,273	$10.01 to $11.36	$12,882	1.01%	0.95% to 2.35%	0.00% to 1.38%
2006	309	$10.01 to $11.21	$3,112	(d)	0.95% to 2.45%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING OpCap Balanced Value Portfolio - Service Class
2007	50	$11.51 to $13.02	$624	1.18%	0.75% to 1.35%	-5.32% to -4.70%
2006	57	$12.12 to $13.70	$731	1.15%	0.75% to 1.35%	9.02% to 9.69%
2005	84	$11.10 to $12.53	$995	0.48%	0.75% to 1.35%	1.31% to 1.90%
2004	88	$10.97 to $12.32	$1,031	0.83%	0.75% to 1.35%	9.05% to 9.52%
2003	40	$10.08 to $11.28	$408	2.25%	0.75% to 1.20%	29.23%
ING Oppenheimer Global Portfolio - Initial Class
2007	972	$14.20 to $14.94	$14,307	1.09%	0.75% to 2.60%	3.80% to 5.81%
2006	1,210	$13.68 to $14.12	$16,934	0.07%	0.75% to 2.60%	14.95% to 17.08%
2005	1,523	$11.90 to $12.06	$18,307	(c)	0.75% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio - Service Class
2007	10,498	$12.05 to $18.62	$160,036	0.96%	0.75% to 2.60%	3.55% to 5.56%
2006	7,433	$11.61 to $17.69	$108,798	0.07%	0.75% to 2.60%	14.56% to 16.69%
2005	2,571	$11.89 to $15.19	$32,615	1.19%	0.75% to 2.60%	10.32% to 12.43%
2004	250	$10.88 to $13.54	$3,060	-	0.75% to 2.60%	12.08% to 14.19%
2003	147	$10.60 to $11.89	$1,586	-	0.75% to 2.55%	28.48% to 30.78%

332

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Strategic Income Portfolio - Service
Class
2007	862	$11.53 to $11.72	$10,045	4.43%	0.75% to 1.35%	7.16% to 7.82%
2006	384	$10.76 to $10.87	$4,165	0.12%	0.75% to 1.35%	6.75% to 7.41%
2005	306	$10.08 to $10.12	$3,093	(c)	0.75% to 1.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO Total Return Portfolio - Service Class
2007	386	$11.72 to $13.06	$4,744	3.24%	0.75% to 1.35%	7.92% to 8.56%
2006	259	$10.86 to $12.03	$2,982	1.65%	0.75% to 1.35%	2.55% to 3.26%
2005	247	$10.59 to $11.65	$2,776	1.55%	0.75% to 1.35%	0.76% to 1.30%
2004	191	$10.51 to $11.50	$2,116	-	0.75% to 1.35%	2.94% to 3.51%
2003	176	$10.21 to $11.11	$1,918	4.14%	0.75% to 1.35%	2.89% to 3.35%
ING Solution 2015 Portfolio - Service Class
2007	766	$12.04 to $12.23	$9,290	0.51%	0.75% to 1.35%	3.26% to 3.82%
2006	278	$11.66 to $11.78	$3,262	0.13%	0.75% to 1.35%	9.54% to 9.89%
2005	34	$10.69 to $10.72	$363	(c)	0.75% to 1.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2025 Portfolio - Service Class
2007	516	$12.50 to $12.70	$6,508	0.38%	0.75% to 1.35%	3.22% to 3.84%
2006	207	$12.11 to $12.23	$2,527	0.07%	0.75% to 1.35%	11.79%
2005	4	$10.94	$47	(c)	0.75%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2035 Portfolio - Service Class
2007	595	$12.93 to $13.14	$7,753	0.41%	0.75% to 1.35%	3.86% to 4.45%
2006	126	$12.45 to $12.58	$1,583	0.10%	0.75% to 1.35%	13.00% to 13.33%
2005	2	$11.08 to $11.10	$19	(c)	0.75% to 1.00%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

333

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Solution 2045 Portfolio - Service Class
2007	84	$13.35 to $13.56	$1,135	0.14%	0.75% to 1.35%	4.52% to 4.95%
2006	24	$12.82 to $12.92	$312	-	0.75% to 1.20%	13.91%
2005	-	$11.29	$5	(c)	1.00%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution Income Portfolio - Service Class
2007	408	$11.32 to $11.50	$4,657	0.65%	0.75% to 1.35%	4.03% to 4.36%
2006	52	$10.93 to $11.02	$566	(d)	0.75% to 1.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2007	204	$13.63 to $16.84	$3,215	-	0.75% to 1.35%	11.42% to 12.17%
2006	152	$12.20 to $15.06	$2,030	-	0.75% to 1.35%	7.51% to 8.10%
2005	59	$11.39 to $13.96	$729	-	0.75% to 1.35%	7.54% to 8.20%
2004	46	$10.61 to $12.94	$529	-	0.75% to 1.35%	7.07% to 7.72%
2003	53	$9.78 to $12.04	$557	(a)	0.75% to 1.35%	(a)
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2007	3,334	$10.10 to $15.93	$35,823	0.14%	0.75% to 2.45%	8.14% to 8.79%
2006	320	$12.30 to $14.68	$4,288	-	0.75% to 1.35%	11.54% to 12.19%
2005	282	$11.01 to $13.12	$3,308	0.45%	0.75% to 1.35%	4.50% to 5.08%
2004	268	$10.51 to $12.51	$2,982	0.04%	0.75% to 1.35%	8.43% to 8.92%
2003	229	$9.68 to $11.51	$2,295	0.16%	0.75% to 1.20%	29.07% to 29.65%
ING Templeton Foreign Equity Portfolio - Service
Class
2007	8,749	$12.45 to $13.64	$110,579	1.24%	0.95% to 2.60%	12.26% to 14.14%
2006	2,262	$11.09 to $11.95	$25,226	(d)	0.95% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

334

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Thornburg Value Portfolio - Initial Class
2007	247	$10.15 to $14.66	$2,633	0.44%	0.95% to 2.10%	4.98% to 6.18%
2006	331	$9.34 to $13.84	$3,324	0.48%	0.95% to 2.55%	13.90% to 15.78%
2005	389	$8.20 to $11.99	$3,383	0.85%	0.95% to 2.55%	-0.97% to 0.57%
2004	455	$8.28 to $11.96	$3,938	0.46%	0.95% to 2.55%	9.96% to 11.88%
2003	389	$7.53 to $10.73	$3,009	0.14%	0.95% to 2.55%	24.88% to 26.70%
ING Thornburg Value Portfolio - Service Class
2007	1,107	$11.74 to $15.42	$13,460	0.75%	0.75% to 2.35%	4.49% to 6.20%
2006	592	$11.09 to $14.56	$6,794	0.02%	0.75% to 2.35%	15.13% to 15.68%
2005	27	$9.76 to $12.62	$277	0.55%	0.75% to 1.20%	0.08% to 0.51%
2004	42	$9.71 to $12.59	$444	0.24%	0.75% to 1.20%	11.51% to 11.74%
2003	43	$8.69 to $11.29	$391	-	0.75% to 1.00%	26.86%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2007	1,086	$12.22 to $15.57	$14,104	0.67%	0.75% to 2.45%	-1.60% to 0.16%
2006	1,739	$12.40 to $15.59	$22,611	0.48%	0.75% to 2.60%	11.39% to 13.42%
2005	628	$11.02 to $13.77	$7,228	0.51%	0.75% to 2.60%	6.66% to 8.23%
2004	61	$10.22 to $12.76	$674	-	0.75% to 2.20%	13.09% to 13.77%
2003	10	$9.02 to $11.25	$97	(a)	0.75% to 1.35%	(a)
ING UBS U.S. Small Cap Growth Portfolio - Service
Class
2007	257	$9.85 to $11.28	$2,556	-	0.95% to 2.35%	2.28% to 3.81%
2006	517	$9.63 to $10.87	$5,004	(d)	0.95% to 2.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Comstock Portfolio - Service Class
2007	16,860	$10.78 to $15.22	$221,984	1.25%	0.75% to 2.60%	-4.83% to -3.00%
2006	15,954	$11.25 to $15.73	$219,324	0.70%	0.75% to 2.60%	12.87% to 14.96%
2005	13,926	$10.31 to $13.71	$168,923	0.51%	0.75% to 2.60%	0.81% to 2.74%
2004	8,544	$11.02 to $13.39	$103,284	-	0.75% to 2.60%	13.74% to 15.84%
2003	3,551	$10.41 to $11.58	$37,583	1.07%	0.75% to 2.55%	26.33% to 28.66%

335

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial
Class
2007	283	$12.36 to $12.56	$3,542	2.47%	0.75% to 1.35%	2.15% to 2.78%
2006	321	$12.10 to $12.22	$3,913	1.93%	0.75% to 1.35%	11.21% to 11.80%
2005	380	$10.88 to $10.93	$4,151	(c)	0.75% to 1.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Equity and Income Portfolio -
Service Class
2007	8,181	$9.66 to $15.26	$102,113	1.91%	0.75% to 2.60%	0.59% to 2.49%
2006	5,017	$11.82 to $14.92	$61,397	2.21%	0.75% to 2.60%	9.47% to 11.56%
2005	3,123	$10.77 to $13.41	$34,098	-	0.75% to 2.60%	6.31% to 7.00%
2004	23	$10.37 to $12.57	$256	0.52%	0.75% to 1.35%	9.16% to 9.79%
2003	9	$9.50 to $11.48	$89	-	0.75% to 1.35%	25.99%
ING VP Strategic Allocation Conservative Portfolio -
Class S
2007	96	$14.88 to $15.12	$1,445	2.50%	0.75% to 1.35%	4.26% to 4.71%
2006	50	$14.33 to $14.44	$717	1.55%	0.75% to 1.20%	7.07% to 7.36%
2005	9	$13.43 to $13.45	$118	(c)	0.75% to 1.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Growth Portfolio - Class S
2007	25	$17.93 to $18.15	$455	1.31%	0.75% to 1.20%	3.52% to 3.95%
2006	18	$17.32 to $17.46	$308	0.48%	0.75% to 1.20%	11.65% to 12.07%
2005	2	$15.54 to $15.58	$29	(c)	0.75% to 1.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Moderate Portfolio -
Class S
2007	52	$16.37 to $16.63	$862	2.06%	0.75% to 1.35%	3.87% to 4.46%
2006	44	$15.76 to $15.92	$693	1.01%	0.75% to 1.35%	9.29% to 9.94%
2005	25	$14.42 to $14.48	$362	(c)	0.75% to 1.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

336

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Growth and Income Portfolio - Class I
2007	15	$9.96	$150	(e)	1.25% to 1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Growth and Income Portfolio - Class S
2007	488	$9.94 to $16.75	$7,420	1.64%	0.75% to 2.20%	5.71% to 6.35%
2006	310	$14.70 to $15.75	$4,758	1.29%	0.75% to 1.35%	12.40% to 12.90%
2005	177	$13.15 to $13.95	$2,431	1.09%	0.75% to 1.20%	6.65% to 7.14%
2004	139	$12.33 to $13.02	$1,776	2.11%	0.75% to 1.20%	6.85% to 7.25%
2003	143	$11.54 to $12.14	$1,723	(a)	0.75% to 1.20%	(a)
ING GET U.S. Core Portfolio - Series 1
2007	6,610	$10.61 to $11.52	$73,452	2.55%	1.25% to 3.05%	0.86% to 2.67%
2006	8,382	$10.52 to $11.22	$91,376	2.54%	1.25% to 3.05%	4.47% to 6.35%
2005	12,443	$10.07 to $10.55	$128,220	2.42%	1.25% to 3.05%	-1.47% to 0.38%
2004	16,487	$10.22 to $10.51	$170,855	0.66%	1.25% to 3.05%	0.29% to 2.14%
2003	21,571	$10.19 to $10.29	$220,805	(a)	1.25% to 3.05%	(a)
ING GET U.S. Core Portfolio - Series 2
2007	4,777	$10.32 to $11.16	$51,530	2.89%	1.25% to 3.05%	1.38% to 3.33%
2006	6,137	$10.18 to $10.80	$64,559	2.85%	1.25% to 3.05%	3.46% to 5.26%
2005	9,054	$9.84 to $10.26	$90,928	2.76%	1.25% to 3.05%	-2.09% to -0.29%
2004	11,145	$10.05 to $10.29	$113,368	0.09%	1.25% to 3.05%	0.50% to 2.39%
2003	16,692	$10.00 to $10.05	$167,331	(a)	1.25% to 3.05%	(a)
ING GET U.S. Core Portfolio - Series 3
2007	4,702	$10.08 to $10.85	$49,380	2.45%	1.25% to 3.05%	1.82% to 3.73%
2006	6,719	$9.90 to $10.46	$68,420	2.52%	1.25% to 3.05%	3.13% to 5.02%
2005	9,762	$9.60 to $9.96	$95,457	1.98%	1.25% to 3.05%	-2.24% to -0.50%
2004	14,042	$9.82 to $10.01	$139,161	-	1.25% to 3.05%	-1.70% to -0.10%
2003	897	$9.99 to $10.00	$8,966	(a)	0.95% to 2.55%	(a)

337

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 4
2007	3,250	$10.62 to $11.38	$35,860	2.92%	1.25% to 3.10%	0.47% to 2.43%
2006	4,614	$10.56 to $11.11	$49,961	2.65%	1.25% to 3.10%	4.64% to 6.52%
2005	5,905	$10.09 to $10.43	$60,557	1.62%	1.25% to 3.10%	-1.85%
2004	7,380	$10.28 to $10.43	$76,373	(b)	1.25% to 3.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 5
2007	2,032	$11.19 to $11.72	$23,310	1.78%	1.45% to 2.75%	-0.62% to 0.69%
2006	2,507	$11.17 to $11.64	$28,664	1.86%	1.25% to 3.10%	7.92% to 9.61%
2005	3,529	$10.35 to $10.66	$37,081	0.97%	1.25% to 3.10%	-0.48% to 1.43%
2004	4,121	$10.40 to $10.51	$43,088	(b)	1.25% to 3.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 6
2007	2,246	$10.72 to $11.39	$24,947	2.46%	1.25% to 3.10%	0.19% to 1.97%
2006	2,775	$10.70 to $11.17	$30,412	2.27%	1.25% to 3.10%	7.10% to 9.08%
2005	4,173	$9.99 to $10.24	$42,244	0.39%	1.25% to 3.10%	-0.50% to 1.49%
2004	5,992	$10.04 to $10.09	$60,314	(b)	1.25% to 3.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 7
2007	1,480	$10.62 to $11.23	$16,210	2.54%	1.25% to 3.10%	0.09% to 2.00%
2006	2,117	$10.60 to $11.01	$22,891	2.17%	1.25% to 3.10%	6.85% to 8.90%
2005	3,676	$9.92 to $10.11	$36,810	0.14%	1.25% to 3.10%	-0.30% to 0.90%
2004	127	$9.99 to $10.00	$1,268	(b)	0.95% to 2.20%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 8
2007	896	$10.77 to $11.34	$9,955	2.27%	1.25% to 3.10%	0.47% to 2.35%
2006	998	$10.72 to $11.08	$10,909	1.75%	1.25% to 3.10%	7.31% to 9.27%
2005	1,504	$9.99 to $10.14	$15,156	(c)	1.25% to 3.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

338

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 9
2007	686	$10.65 to $11.10	$7,521	2.59%	1.45% to 3.10%	0.76% to 2.40%
2006	940	$10.57 to $10.88	$10,101	1.35%	1.25% to 3.10%	6.77% to 8.80%
2005	1,656	$9.90 to $10.00	$16,493	(c)	1.25% to 3.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 10
2007	562	$10.66 to $11.08	$6,095	2.00%	1.25% to 2.90%	0.57% to 2.31%
2006	805	$10.57 to $10.83	$8,614	0.73%	1.25% to 3.10%	6.44% to 8.41%
2005	1,255	$9.93 to $9.99	$12,504	(c)	1.25% to 3.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 11
2007	836	$10.35 to $10.71	$8,827	3.25%	1.45% to 3.10%	-1.05% to 0.56%
2006	1,056	$10.46 to $10.65	$11,153	0.27%	1.45% to 3.10%	5.29% to 6.29%
2005	148	$10.01 to $10.02	$1,482	(c)	0.95% to 1.90%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 12
2007	355	$11.07 to $11.41	$4,014	1.30%	1.45% to 3.10%	-0.18% to 1.51%
2006	426	$11.09 to $11.24	$4,768	(d)	1.45% to 3.10%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 13
2007	3,493	$10.19 to $10.45	$36,193	0.65%	1.45% to 3.10%	1.70% to 3.36%
2006	5,273	$10.02 to $10.11	$53,117	(d)	1.45% to 3.10%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

339

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 14
2007	8,660	$10.11 to $10.28	$88,486	(e)	1.45% to 3.10%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Equity Dividend Portfolio
2007	5,496	$8.58 to $15.42	$50,623	4.56%	0.90% to 2.60%	0.30% to 1.99%
2006	6,780	$8.55 to $15.25	$61,740	3.78%	0.90% to 2.60%	23.92% to 26.16%
2005	8,278	$6.89 to $12.19	$60,143	3.04%	0.90% to 2.60%	1.62% to 3.42%
2004	7,951	$6.78 to $11.88	$56,073	0.77%	0.90% to 2.55%	6.73% to 8.59%
2003	7,678	$6.35 to $6.75	$50,319	-	0.90% to 2.55%	25.74% to 27.95%
ING VP Global Science and Technology Portfolio -
Class S
2007	71	$15.83 to $16.09	$1,140	-	0.75% to 1.35%	17.26% to 17.96%
2006	41	$13.50 to $13.64	$550	-	0.75% to 1.35%	5.30% to 5.98%
2005	6	$12.82 to $12.87	$78	(c)	0.75% to 1.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Growth Portfolio - Class S
2007	46	$11.96 to $15.50	$629	0.22%	0.75% to 1.35%	15.96% to 16.62%
2006	24	$10.47 to $13.32	$273	-	0.75% to 1.35%	1.08% to 1.65%
2005	26	$10.30 to $13.13	$285	0.31%	0.75% to 1.35%	7.60% to 8.19%
2004	36	$9.42 to $12.16	$356	-	0.75% to 1.35%	5.49% to 6.25%
2003	32	$8.90 to $11.49	$292	-	0.75% to 1.35%	28.61% to 29.11%
ING VP Index Plus LargeCap Portfolio - Class S
2007	25,928	$10.51 to $15.31	$303,196	0.68%	0.75% to 2.60%	2.05% to 3.98%
2006	18,042	$10.70 to $14.76	$204,688	0.88%	0.75% to 2.60%	11.30% to 13.44%
2005	17,237	$9.61 to $13.05	$173,748	1.22%	0.75% to 2.60%	2.43% to 4.30%
2004	13,139	$9.38 to $12.53	$128,155	1.02%	0.75% to 2.60%	7.53% to 9.42%
2003	6,637	$8.72 to $11.48	$59,693	0.49%	0.75% to 2.55%	22.64% to 24.90%

340

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Index Plus MidCap Portfolio - Class S
2007	16,517	$10.34 to $16.90	$232,853	0.48%	0.75% to 2.60%	2.49% to 4.49%
2006	16,098	$10.83 to $16.21	$220,692	0.44%	0.75% to 2.60%	6.32% to 8.27%
2005	13,837	$11.08 to $15.01	$177,634	0.39%	0.75% to 2.60%	7.93% to 10.02%
2004	6,532	$10.84 to $13.68	$79,289	0.30%	0.75% to 2.60%	13.39% to 15.55%
2003	1,784	$10.83 to $11.87	$19,893	0.21%	0.75% to 2.55%	28.78% to 31.02%
ING VP Index Plus SmallCap Portfolio - Class S
2007	13,011	$9.63 to $15.97	$171,833	0.13%	0.75% to 2.60%	-9.01% to -7.17%
2006	13,635	$11.83 to $17.26	$197,450	0.25%	0.75% to 2.60%	10.55% to 12.65%
2005	11,068	$10.68 to $15.36	$144,771	0.27%	0.75% to 2.60%	4.63% to 6.56%
2004	5,386	$11.23 to $14.45	$68,985	0.08%	0.75% to 2.60%	18.63% to 20.80%
2003	1,420	$11.03 to $11.99	$16,341	0.06%	0.75% to 2.55%	32.47% to 34.83%
ING VP Small Company Portfolio - Class S
2007	166	$15.12 to $17.52	$2,803	-	0.75% to 1.35%	4.23% to 4.89%
2006	135	$14.46 to $16.75	$2,151	0.16%	0.75% to 1.35%	14.53% to 15.18%
2005	94	$12.60 to $14.57	$1,294	0.02%	0.75% to 1.35%	8.56% to 9.23%
2004	101	$11.58 to $13.37	$1,267	0.28%	0.75% to 1.35%	12.51% to 13.26%
2003	82	$10.26 to $11.84	$876	0.19%	0.75% to 1.35%	36.25% to 36.64%
ING VP Value Opportunity Portfolio - Class S
2007	2,032	$9.85 to $15.39	$22,941	1.47%	0.75% to 2.60%	0.08% to 2.03%
2006	2,433	$9.83 to $15.12	$27,029	1.40%	0.75% to 2.60%	12.73% to 14.92%
2005	2,925	$8.72 to $13.20	$28,537	0.36%	0.75% to 2.60%	4.06% to 5.94%
2004	389	$8.38 to $12.48	$3,478	0.77%	0.75% to 2.55%	7.16% to 9.05%
2003	283	$7.82 to $8.18	$2,270	0.60%	0.75% to 2.55%	21.05% to 23.38%
ING VP Financial Services Portfolio - Class S
2007	6,116	$9.92 to $11.93	$70,488	1.44%	0.75% to 2.60%	-14.89% to -13.30%
2006	6,904	$12.22 to $13.78	$92,739	1.10%	0.75% to 2.60%	14.11% to 16.24%
2005	6,500	$10.69 to $11.87	$75,980	0.85%	0.75% to 2.60%	4.82% to 6.56%
2004	1,287	$11.00 to $11.13	$14,250	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

341

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP International Value Portfolio - Class S
2007	632	$19.26 to $21.52	$13,183	1.57%	0.75% to 1.35%	11.53% to 12.21%
2006	380	$17.22 to $19.23	$6,945	1.86%	0.75% to 1.35%	27.09% to 27.86%
2005	199	$13.52 to $15.08	$2,846	1.87%	0.75% to 1.35%	7.68% to 8.21%
2004	94	$12.53 to $13.97	$1,244	0.90%	0.75% to 1.20%	15.70% to 16.13%
2003	48	$10.86 to $12.05	$534	0.35%	0.75% to 1.20%	28.52% to 28.81%
ING VP MidCap Opportunities Portfolio - Class S
2007	2,454	$10.12 to $18.51	$26,412	-	0.75% to 2.35%	22.47% to 24.51%
2006	3,017	$8.25 to $14.90	$25,935	-	0.75% to 2.35%	5.13% to 6.84%
2005	3,860	$7.84 to $13.99	$31,259	-	0.75% to 2.35%	7.69% to 9.33%
2004	4,282	$7.28 to $12.83	$31,955	-	0.75% to 2.25%	10.03% to 10.29%
2003	29	$9.82 to $11.66	$280	-	0.75% to 1.00%	15.94%
ING VP Real Estate Portfolio - Class S
2007	600	$12.77 to $12.98	$7,728	3.33%	0.75% to 1.35%	-17.45% to -16.95%
2006	392	$15.47 to $15.63	$6,099	1.71%	0.75% to 1.35%	34.17% to 34.86%
2005	54	$11.56 to $11.59	$628	(c)	0.75% to 1.20%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP SmallCap Opportunities Portfolio - Class S
2007	11,476	$8.31 to $17.06	$100,307	-	0.75% to 2.60%	7.00% to 9.00%
2006	14,427	$7.74 to $15.69	$116,669	-	0.75% to 2.60%	9.43% to 11.49%
2005	15,436	$7.05 to $14.11	$112,432	-	0.75% to 2.60%	6.47% to 8.14%
2004	15,335	$6.62 to $13.09	$103,698	-	0.75% to 2.25%	7.47% to 9.03%
2003	14,450	$6.16 to $12.02	$90,453	-	0.75% to 2.25%	35.38% to 37.47%
ING VP Balanced Portfolio - Class S
2007	814	$10.66 to $14.41	$9,901	2.48%	0.75% to 2.60%	2.60% to 4.57%
2006	908	$10.39 to $13.78	$10,361	1.04%	0.75% to 2.60%	8.13% to 8.76%
2005	254	$12.18 to $12.67	$3,170	2.07%	0.75% to 1.35%	2.61% to 3.26%
2004	259	$11.87 to $12.27	$3,120	2.07%	0.75% to 1.35%	7.70% to 8.20%
2003	109	$11.04 to $11.34	$1,231	(a)	0.75% to 1.20%	(a)
342

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Intermediate Bond Portfolio - Class S
2007	88,836	$10.20 to $12.89	$1,068,161	4.53%	0.75% to 2.60%	2.96% to 4.88%
2006	53,039	$10.12 to $12.29	$616,032	5.04%	0.75% to 2.60%	1.10% to 3.02%
2005	26,206	$10.01 to $11.93	$300,774	3.92%	0.75% to 2.60%	0.71% to 2.14%
2004	17,871	$10.67 to $11.68	$203,365	8.87%	0.75% to 2.25%	2.19% to 3.82%
2003	6,454	$10.34 to $11.25	$71,483	2.15%	0.75% to 2.25%	3.69% to 5.14%
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
2007	6	$18.47 to $18.82	$104	0.83%	1.25% to 1.40%	4.88% to 4.96%
2006	8	$17.61 to $17.93	$136	1.91%	1.25% to 1.40%	24.10% to 24.34%
2005	10	$14.19 to $14.42	$144	1.12%	1.25% to 1.40%	10.17% to 10.33%
2004	17	$12.88 to $13.07	$214	0.92%	1.25% to 1.40%	16.14% to 16.38%
2003	20	$11.09 to $11.23	$221	0.95%	1.25% to 1.40%	25.74% to 25.90%
Legg Mason Partners Variable Investors Portfolio
2007	17	$9.73 to $9.74	$169	(e)	1.25% to 1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
Legg Mason Partners Variable High Income Portfolio
2007	6	$16.91 to $17.24	$110	8.07%	1.25% to 1.40%	-1.11% to -0.92%
2006	8	$17.10 to $17.40	$138	6.49%	1.25% to 1.40%	9.40% to 9.57%
2005	12	$15.63 to $15.88	$185	7.11%	1.25% to 1.40%	1.23% to 1.34%
2004	17	$15.44 to $15.67	$265	7.33%	1.25% to 1.40%	8.89% to 9.05%
2003	22	$14.18 to $14.37	$308	6.70%	1.25% to 1.40%	25.71% to 25.94%
Legg Mason Partners Variable Money Market Portfolio
2007	12	$13.39	$166	2.12%	1.40%	3.48%
2006	2	$12.94	$23	4.49%	1.40%	3.19%
2005	2	$12.54	$24	3.31%	1.40%	1.37%
2004	3	$12.37	$37	-	1.40%	-0.56%
2003	4	$12.44	$50	1.04%	1.40%	-0.72%

343

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
2007	70	$18.60 to $18.90	$1,323	0.19%	0.75% to 1.35%	-2.72% to -2.17%
2006	43	$19.12 to $19.32	$822	0.01%	0.75% to 1.35%	13.41% to 13.85%
2005	5	$16.93 to $16.97	$91	(c)	0.75% to 1.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
PIMCO Real Return Portfolio - Administrative Class
2007	222	$10.85 to $11.03	$2,430	4.24%	0.75% to 1.35%	9.05% to 9.64%
2006	130	$9.95 to $10.06	$1,301	4.45%	0.75% to 1.35%	-0.40% to 0.10%
2005	35	$10.02 to $10.05	$352	(c)	0.75% to 1.20%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer Equity Income VCT Portfolio - Class II
2007	1,031	$14.36 to $16.39	$16,338	2.74%	0.75% to 1.35%	-0.80% to -0.20%
2006	551	$14.44 to $16.47	$8,556	2.31%	0.75% to 1.35%	20.52% to 21.20%
2005	272	$11.95 to $13.62	$3,429	2.17%	0.75% to 1.35%	4.09% to 4.66%
2004	139	$11.45 to $13.04	$1,659	1.95%	0.75% to 1.35%	14.47% to 15.22%
2003	99	$9.98 to $11.35	$1,010	2.02%	0.75% to 1.35%	20.97% to 21.38%
Pioneer Small Cap Value VCT Portfolio - Class II
2007	499	$9.59 to $9.86	$4,873	0.52%	0.95% to 2.60%	-9.61% to -8.02%
2006	633	$10.61 to $10.72	$6,765	(d)	0.95% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ProFund VP Bull
2007	2,986	$9.60 to $13.43	$30,062	0.44%	0.90% to 2.60%	0.85% to 2.61%
2006	5,805	$9.42 to $13.20	$57,596	0.22%	0.90% to 2.60%	10.75% to 12.62%
2005	8,379	$8.50 to $11.82	$74,309	0.22%	0.90% to 2.60%	0.12% to 1.78%
2004	12,090	$8.49 to $11.71	$106,145	-	0.90% to 2.55%	6.22% to 7.89%
2003	10,431	$8.04 to $8.37	$85,664	-	0.90% to 2.40%	22.83% to 24.55%

344

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ProFund VP Europe 30
2007	1,835	$12.05 to $18.75	$23,421	2.03%	0.90% to 2.60%	11.56% to 13.54%
2006	2,641	$10.79 to $16.66	$29,949	0.34%	0.90% to 2.60%	14.46% to 16.50%
2005	3,806	$9.42 to $14.43	$37,372	0.13%	0.90% to 2.60%	5.29% to 7.16%
2004	4,033	$8.94 to $13.58	$37,237	0.12%	0.90% to 2.60%	11.47% to 13.25%
2003	3,999	$8.02 to $12.09	$32,874	0.13%	0.90% to 2.55%	35.74% to 37.54%
ProFund VP Rising Rates Opportunity
2007	4,013	$7.26 to $9.01	$30,230	5.33%	0.95% to 2.60%	-7.67% to -6.07%
2006	5,900	$7.81 to $9.72	$47,606	2.01%	0.95% to 2.60%	7.34% to 9.15%
2005	6,792	$7.27 to $9.02	$50,608	-	0.95% to 2.60%	-10.28% to -8.82%
2004	6,392	$8.10 to $8.66	$52,378	-	0.95% to 2.60%	-13.18% to -11.73%
2003	2,457	$9.33 to $9.38	$22,975	(a)	0.95% to 2.55%	(a)
ProFund VP Small-Cap
2007	5,126	$10.77 to $13.90	$64,790	0.64%	0.90% to 2.60%	-4.74% to -3.12%
2006	8,093	$11.13 to $14.47	$106,445	-	0.90% to 2.60%	11.76% to 13.69%
2005	9,984	$10.22 to $12.83	$116,460	-	0.90% to 2.60%	0.18% to 1.93%
2004	12,755	$11.12 to $12.70	$147,644	-	0.90% to 2.60%	13.82% to 15.68%
2003	12,620	$9.84 to $11.07	$127,245	-	0.90% to 2.55%	39.52% to 41.54%
Wells Fargo Advantage Asset Allocation Fund
2007	241	$11.94 to $13.81	$3,282	2.27%	1.40% to 2.20%	5.20% to 6.07%
2006	268	$11.35 to $13.02	$3,422	2.29%	1.40% to 2.20%	9.75% to 10.62%
2005	285	$10.34 to $11.77	$3,308	2.45%	1.40% to 2.20%	2.83% to 3.52%
2004	166	$11.27 to $11.37	$1,880	2.52%	1.40% to 2.10%	7.21%
2003	2	$10.54	$25	(a)	1.90%	(a)
Wells Fargo Advantage C&B Large Cap Value Fund
2007	36	$11.80 to $14.06	$489	1.14%	1.40% to 2.20%	-3.36% to -2.56%
2006	40	$12.21 to $14.43	$560	1.46%	1.40% to 2.20%	19.47% to 20.35%
2005	48	$10.22 to $11.99	$568	0.81%	1.40% to 2.20%	0.94% to 1.45%
2004	18	$11.69 to $11.75	$211	(b)	1.65% to 2.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

345

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Wells Fargo Advantage Equity Income Fund
2007	71	$12.16 to $14.35	$1,004	1.52%	1.65% to 2.20%	0.50% to 1.06%
2006	79	$12.10 to $14.20	$1,105	1.53%	1.65% to 2.20%	15.90% to 16.68%
2005	84	$10.44 to $12.17	$1,007	1.56%	1.65% to 2.20%	3.17% to 3.57%
2004	75	$11.68 to $11.78	$882	1.79%	1.40% to 2.10%	8.93%
2003	1	$10.75	$11	(a)	1.90%	(a)
Wells Fargo Advantage Large Company Growth Fund
2007	236	$10.94 to $11.67	$2,681	-	1.40% to 2.20%	5.19% to 6.09%
2006	267	$10.40 to $11.00	$2,876	-	1.40% to 2.20%	0.10% to 0.92%
2005	289	$10.39 to $10.90	$3,109	0.18%	1.40% to 2.20%	3.47% to 4.21%
2004	218	$10.37 to $10.46	$2,266	-	1.40% to 2.10%	1.27%
2003	3	$10.26	$34	(a)	1.90%	(a)
Wells Fargo Advantage Money Market Fund
2007	12	$10.42 to $10.53	$127	4.54%	1.65% to 1.90%	2.66% to 2.93%
2006	31	$10.08 to $10.24	$314	4.30%	1.65% to 2.20%	2.09% to 2.71%
2005	78	$9.86 to $10.03	$784	5.76%	1.65% to 2.20%	0.41% to 0.61%
2004	38	$9.82 to $9.85	$369	(b)	1.90% to 2.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Wells Fargo Advantage Small Cap Growth Fund
2007	53	$14.46 to $17.00	$884	-	1.40% to 2.20%	11.32% to 12.21%
2006	61	$12.99 to $15.15	$910	-	1.40% to 2.20%	20.06% to 21.01%
2005	63	$10.82 to $12.52	$782	-	1.40% to 2.20%	3.97% to 4.77%
2004	48	$11.85 to $11.95	$569	-	1.40% to 2.10%	11.65%
2003	1	$10.64	$7	(a)	1.90%	(a)
Wells Fargo Advantage Total Return Bond Fund
2007	119	$10.51 to $11.24	$1,314	4.61%	1.40% to 2.20%	3.85% to 4.75%
2006	130	$10.12 to $10.73	$1,376	4.52%	1.40% to 2.20%	1.61% to 2.39%
2005	134	$9.96 to $10.48	$1,391	4.11%	1.40% to 2.20%	-0.29% to 0.48%
2004	47	$10.35 to $10.43	$485	(b)	1.40% to 2.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

346

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

(a)	As investment Division had no investments until 2003, this data is not meaningful and is therefore not presented.

(b)	As investment Division had no investments until 2004, this data is not meaningful and is therefore not presented.

(c)	As investment Division had no investments until 2005, this data is not meaningful and is therefore not presented.

(d)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.

(e)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

347

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated
periods.

Separate Account Annual Charges of 0.95%

	2007	2006	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.64	$11.86	$12.12	$10.79	$8.47	$10.00
Value at end of period	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47
Number of accumulation units outstanding at end of period	12,345	16,278	26,508	13,783	7,507	749
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.48	$11.40	$10.15
Value at end of period	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	29,920	34,140	47,910
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73	$10.00
Value at end of period	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73
Number of accumulation units outstanding at end of period	1,081,788	905,470	713,743	551,666	327,190	86,387	23,962
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61	$10.00
Value at end of period	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61
Number of accumulation units outstanding at end of period	458,954	420,104	514,374	519,515	308,618	137,711	26,226
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.78	$12.68	$10.07
Value at end of period	$14.03	$12.78	$12.68
Number of accumulation units outstanding at end of period	44,797	38,192	20,678
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.17	$12.48	$11.97	$11.01	$10.00
Value at end of period	$14.67	$14.17	$12.48	$11.97	$11.01
Number of accumulation units outstanding at end of period	974,388	897,306	811,729	468,147	61,848
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.87	$13.69	$11.96	$10.79	$10.00
Value at end of period	$16.46	$14.87	$13.69	$11.96	$10.79
Number of accumulation units outstanding at end of period	1,169,947	1,117,857	946,920	479,213	67,367

SDVA			1

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$19.20	$16.38	$13.67	$11.64	$10.00
Value at end of period	$22.71	$19.20	$16.38	$13.67	$11.64
Number of accumulation units outstanding at end of period	683,634	593,924	533,978	313,605	40,608
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.60	$11.04	$10.00
Value at end of period	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	230,746	141,657	72,996
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.38	$11.67	$10.62
Value at end of period	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	171,396	171,116	117,504
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.93	$11.22	$10.98
Value at end of period	$13.36	$12.93	$11.22
Number of accumulation units outstanding at end of period	11,924	15,652	4,666
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.23	$11.20	$10.85
Value at end of period	$12.06	$12.23	$11.20
Number of accumulation units outstanding at end of period	10,397	9,988	6,727
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.08	$10.05
Value at end of period	$10.29	$10.08
Number of accumulation units outstanding at end of period	127,183	77,168
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.18	$10.26
Value at end of period	$11.54	$11.18
Number of accumulation units outstanding at end of period	116,972	53,296
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.26	$10.87	$9.94	$9.72
Value at end of period	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	118,427	136,843	144,971	33,385
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.33	$10.83	$10.52	$9.93
Value at end of period	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	48,771	54,505	56,706	12,323
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.36	$12.05	$9.96
Value at end of period	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	187,448	128,496	26,655

SDVA			2

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.72	$10.56	$10.29
Value at end of period	$11.00	$10.72	$10.56
Number of accumulation units outstanding at end of period	204,097	250,452	95,031
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.88	$11.46	$10.53
Value at end of period	$11.91	$11.88	$11.46
Number of accumulation units outstanding at end of period	9,001	10,150	2,349
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.96	$10.02
Value at end of period	$11.14	$10.96
Number of accumulation units outstanding at end of period	335,395	172,105
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.48
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	168,065
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.14
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	62,482
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$13.67	$10.87
Value at end of period	$12.55	$13.67
Number of accumulation units outstanding at end of period	44,959	48,430
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.14	$13.42	$9.56
Value at end of period	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	96,378	59,314	38,316
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.40	$11.46	$10.58
Value at end of period	$13.47	$12.40	$11.46
Number of accumulation units outstanding at end of period	13,361	6,669	6,607
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$16.07	$13.19	$11.52	$10.69
Value at end of period	$19.24	$16.07	$13.19	$11.52
Number of accumulation units outstanding at end of period	99,303	22,452	10,207	1,302

SDVA

3

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.52	$13.77	$10.28
Value at end of period	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	135,439	102,809	38,991
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.36	$15.20	$13.98	$11.89	$10.00
Value at end of period	$19.96	$18.36	$15.20	$13.98	$11.89
Number of accumulation units outstanding at end of period	69,640	62,190	89,569	63,463	15,594
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.53	$15.19	$14.14	$11.84	$9.19	$10.00
Value at end of period	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19
Number of accumulation units outstanding at end of period	116,454	99,336	131,775	110,487	50,682	7,703
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$15.48	$13.40	$13.63	$10.46	$7.87	$10.00
Value at end of period	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87
Number of accumulation units outstanding at end of period	113,966	122,935	109,313	85,598	30,406	2,395
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.69	$10.67	$10.25
Value at end of period	$12.42	$12.69	$10.67
Number of accumulation units outstanding at end of period	269,279	362,665	380,342
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$18.31	$14.31	$12.52	$10.72	$8.25	$10.00
Value at end of period	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25
Number of accumulation units outstanding at end of period	359,311	317,079	228,564	150,528	37,732	3,926
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.09	$12.93	$11.74	$10.83	$10.00
Value at end of period	$13.69	$14.09	$12.93	$11.74	$10.83
Number of accumulation units outstanding at end of period	46,282	61,704	74,488	74,276	856
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.80	$10.24	$9.75	$8.65	$7.12	$8.92	$9.29
Value at end of period	$10.05	$10.80	$10.24	$9.75	$8.65	$7.12	$8.92
Number of accumulation units outstanding at end of period	395,570	415,559	326,967	185,617	132,741	150,754	45,955
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$14.11	$12.06	$11.30	$9.70
Value at end of period	$14.43	$14.11	$12.06	$11.30
Number of accumulation units outstanding at end of period	233,875	215,900	156,447	12,182

SDVA

4

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.52	$11.83	$11.18	$9.86
Value at end of period	$13.92	$13.52	$11.83	$11.18
Number of accumulation units outstanding at end of period	815,264	789,027	469,157	206,983
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.95	$11.53	$11.00	$9.93
Value at end of period	$13.42	$12.95	$11.53	$11.00
Number of accumulation units outstanding at end of period	881,404	643,186	493,812	182,642
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.51	$11.33	$10.86	$9.96
Value at end of period	$13.01	$12.51	$11.33	$10.86
Number of accumulation units outstanding at end of period	639,631	481,270	322,252	80,248
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78	$16.64
Value at end of period	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78
Number of accumulation units outstanding at end of period	882,906	379,225	191,796	298,469	174,559	125,682	10,855
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$14.74	$12.66	$12.11	$11.13	$10.00
Value at end of period	$15.21	$14.74	$12.66	$12.11	$11.13
Number of accumulation units outstanding at end of period	20,285	32,046	5,318	4,991	3,929
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.61	$12.13	$11.25	$9.72
Value at end of period	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	172,542	131,122	67,535	28,440
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.30	$12.45	$10.06
Value at end of period	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	97,500	154,055	49,031
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24	$21.21
Value at end of period	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24
Number of accumulation units outstanding at end of period	429,880	426,361	436,951	288,602	208,270	100,967	23,176
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.81	$11.43	$10.05
Value at end of period	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	158,121	112,423	62,951

SDVA

5

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.11	$10.18
Value at end of period	$10.25	$10.11
Number of accumulation units outstanding at end of period	9,623	5,268
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$14.07	$12.04	$10.06
Value at end of period	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	127,705	130,552	145,375
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$16.21	$13.91	$12.40	$10.89	$8.34	$10.00
Value at end of period	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34
Number of accumulation units outstanding at end of period	222,722	139,169	54,637	46,615	29,810	1,482
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$25.84	$22.70	$21.67	$19.38	$15.71	$21.11	$22.80
Value at end of period	$26.69	$25.84	$22.70	$21.67	$19.38	$15.71	$21.11
Number of accumulation units outstanding at end of period	32,096	33,032	22,986	18,770	18,073	12,099	2,097
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25	$11.80
Value at end of period	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25
Number of accumulation units outstanding at end of period	865,440	725,870	673,582	530,901	367,672	161,644	42,619
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.10	$11.22	$10.85	$10.00
Value at end of period	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	468,548	476,338	449,334	447,490
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.74	$11.01	$10.23
Value at end of period	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	75,350	89,344	42,278
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.16	$10.93	$9.96
Value at end of period	$12.71	$12.16	$10.93
Number of accumulation units outstanding at end of period	150,075	52,429	38,742
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.22	$9.31
Value at end of period	$12.80	$11.22
Number of accumulation units outstanding at end of period	58,432	31,855

SDVA

6

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.93	$11.53	$10.49
Value at end of period	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	116,403	73,111	1,522
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93	$10.00
Value at end of period	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93
Number of accumulation units outstanding at end of period	25,001	31,611	32,891	38,704	40,717	24,403	3,867
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.53	$11.04	$10.18
Value at end of period	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	639,407	395,726	175,769
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.63	$11.55	$11.22	$9.76
Value at end of period	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	295,700	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.02
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	58,035
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.71	$11.56	$10.96	$10.10
Value at end of period	$12.82	$12.71	$11.56	$10.96
Number of accumulation units outstanding at end of period	127,938	162,386	168,546	7,705
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.70	$12.10	$11.21	$10.02
Value at end of period	$13.70	$13.70	$12.10	$11.21
Number of accumulation units outstanding at end of period	12,795	47,595	9,595	4,949
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$9.72	$9.35
Value at end of period	$10.09	$9.72
Number of accumulation units outstanding at end of period	2,013	343
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.07	$12.68	$11.56
Value at end of period	$15.70	$13.07	$12.68
Number of accumulation units outstanding at end of period	18,710	15,339	16,815

SDVA

7

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.54	$12.67	$12.36	$10.69	$8.32	$10.00
Value at end of period	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	263,658	248,492	218,865	160,272	84,810	6,160
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.13	$10.89	$10.32
Value at end of period	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	172,197	85,406	56,402
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.84	$10.68	$10.23
Value at end of period	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	98,965	93,100	28,115
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.81	$11.15	$10.10
Value at end of period	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	148,515	99,858	45,311
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$22.00	$16.13	$13.95	$10.87
Value at end of period	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	115,394	126,148	119,731	27,720
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.76	$11.86	$11.13	$9.84
Value at end of period	$11.91	$13.76	$11.86	$11.13
Number of accumulation units outstanding at end of period	82,693	110,224	88,258	32,541
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.53	$7.56	$7.31	$6.74	$5.27	$7.08	$7.57
Value at end of period	$9.71	$9.53	$7.56	$7.31	$6.74	$5.27	$7.08
Number of accumulation units outstanding at end of period	25,442	29,737	34,462	31,757	33,614	13,906	3,190
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$12.79	$10.33	$10.32
Value at end of period	$13.70	$12.79	$10.33
Number of accumulation units outstanding at end of period	89,662	80,021	255
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40	$10.00
Value at end of period	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40
Number of accumulation units outstanding at end of period	1,699,281	397,879	407,086	418,924	334,015	141,983	16,897

SDVA

8

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91	$10.00
Value at end of period	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91
Number of accumulation units outstanding at end of period	447,606	470,325	530,496	517,452	312,714	133,786	25,943
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11	$10.00
Value at end of period	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11
Number of accumulation units outstanding at end of period	299,368	328,082	388,229	336,053	212,622	97,304	18,193
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.42	$10.13	$10.04
Value at end of period	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	463,401	249,344	99,176
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.38	$12.02	$11.06
Value at end of period	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	5,858	4,419	155
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04	$10.00
Value at end of period	$10.93	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04
Number of accumulation units outstanding at end of period	98,415	101,434	117,122	68,299	53,477	31,205	1,584
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.87	$11.29	$11.10
Value at end of period	$12.27	$12.87	$11.29
Number of accumulation units outstanding at end of period	15,837	28,930	7,360
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.52	$10.43
Value at end of period	$10.99	$11.52
Number of accumulation units outstanding at end of period	4,619	8,651
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$10.32	$9.17	$9.01	$8.36	$10.00
Value at end of period	$10.58	$10.32	$9.17	$9.01	$8.36
Number of accumulation units outstanding at end of period	4,256	6,030	4,857	5,731	1,317
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$11.82	$10.16	$9.49	$8.38	$10.00
Value at end of period	$13.42	$11.82	$10.16	$9.49	$8.38
Number of accumulation units outstanding at end of period	8,954	10,395	10,342	11,091	7,306

SDVA

9

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.24	$7.55	$8.28	$9.38	$10.00
Value at end of period	$7.74	$8.24	$7.55	$8.28	$9.38
Number of accumulation units outstanding at end of period	40,425	53,562	51,285	35,487	16,785
PROFUND VP SMALL-CAP
(Fund first available during December 2003)
Value at beginning of period	$13.75	$12.10	$11.88	$10.27	$10.00
Value at end of period	$13.32	$13.75	$12.10	$11.88	$10.27
Number of accumulation units outstanding at end of period	14,139	17,868	25,096	28,146	9,645

	Separate Account Annual Charges of 1.25%

	2007	2006	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.43	$11.73	$12.02	$10.73	$8.45	$10.00
Value at end of period	$14.13	$14.43	$11.73	$12.02	$10.73	$8.45
Number of accumulation units outstanding at end of period	18,650	13,844	16,471	37,657	12,940	696
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.41	$11.38	$10.53
Value at end of period	$12.90	$13.41	$11.38
Number of accumulation units outstanding at end of period	18,384	7,758	2,731
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.82	$14.38	$12.48	$10.98	$8.67	$9.71	$10.00
Value at end of period	$18.33	$15.82	$14.38	$12.48	$10.98	$8.67	$9.71
Number of accumulation units outstanding at end of period	729,030	309,110	333,108	331,754	180,658	77,060	31,173
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.67	$11.54	$11.07	$10.08	$7.85	$9.60	$10.00
Value at end of period	$13.67	$13.67	$11.54	$11.07	$10.08	$7.85	$9.60
Number of accumulation units outstanding at end of period	327,301	164,025	161,495	274,974	156,771	67,874	21,430
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.71	$12.65	$11.12
Value at end of period	$13.92	$12.71	$12.65
Number of accumulation units outstanding at end of period	124,191	8,060	2,421
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.03	$12.40	$11.92	$11.00	$10.00
Value at end of period	$14.48	$14.03	$12.40	$11.92	$11.00
Number of accumulation units outstanding at end of period	1,760,010	402,136	384,895	737,364	110,025

SDVA

10

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.72	$13.60	$11.91	$10.78	$10.00
Value at end of period	$16.25	$14.72	$13.60	$11.91	$10.78
Number of accumulation units outstanding at end of period	1,508,822	325,173	331,205	625,575	112,382
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$19.01	$16.26	$13.62	$11.62	$10.00
Value at end of period	$22.41	$19.01	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	743,467	286,308	298,841	302,519	126,233
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.54	$11.02	$10.49
Value at end of period	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	155,150	31,133	5,170
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.32	$11.64	$10.91
Value at end of period	$12.99	$12.32	$11.64
Number of accumulation units outstanding at end of period	133,752	47,086	21,910
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.86	$11.20	$11.09
Value at end of period	$13.25	$12.86	$11.20
Number of accumulation units outstanding at end of period	35,016	4,995	176
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.17	$11.17	$10.55
Value at end of period	$11.96	$12.17	$11.17
Number of accumulation units outstanding at end of period	64,418	4,850	4,439
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.06	$9.47
Value at end of period	$10.23	$10.06
Number of accumulation units outstanding at end of period	120,801	24,298
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.15	$10.16
Value at end of period	$11.46	$11.15
Number of accumulation units outstanding at end of period	233,070	68,019
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.16	$10.81	$9.92	$9.71
Value at end of period	$13.03	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	81,941	35,056	34,582	24,849
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$10.78	$10.50	$10.38
Value at end of period	$12.39	$11.24	$10.78	$10.50
Number of accumulation units outstanding at end of period	18,585	21,334	22,424	3,737

SDVA			11

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.29	$12.03	$11.10
Value at end of period	$15.03	$13.29	$12.03
Number of accumulation units outstanding at end of period	404,344	64,750	6,637
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.67	$10.54	$10.28
Value at end of period	$10.91	$10.67	$10.54
Number of accumulation units outstanding at end of period	156,768	120,523	73,361
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.94	$9.95
Value at end of period	$11.09	$10.94
Number of accumulation units outstanding at end of period	308,735	23,067
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.71
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	175,258
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.17
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	738,840
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$13.64	$11.58
Value at end of period	$12.48	$13.64
Number of accumulation units outstanding at end of period	118,160	13,102
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.06	$13.40	$11.13
Value at end of period	$21.14	$16.06	$13.40
Number of accumulation units outstanding at end of period	91,230	13,542	3,088
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$12.33	$12.19
Value at end of period	$13.36	$12.33
Number of accumulation units outstanding at end of period	74,017	682
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.94	$13.12	$10.99
Value at end of period	$19.03	$15.94	$13.12
Number of accumulation units outstanding at end of period	214,745	24,458	2,361

SDVA

12

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.43	$13.74	$10.61
Value at end of period	$25.20	$18.43	$13.74
Number of accumulation units outstanding at end of period	223,984	9,397	4,875
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.17	$15.09	$13.92	$11.88	$10.00
Value at end of period	$19.70	$18.17	$15.09	$13.92	$11.88
Number of accumulation units outstanding at end of period	68,156	15,590	13,069	18,844	355
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.29	$15.02	$14.02	$11.78	$9.17	$10.00
Value at end of period	$17.47	$17.29	$15.02	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	101,880	40,157	46,014	118,478	25,522	325
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$15.26	$13.25	$13.63	$10.41	$7.85	$10.00
Value at end of period	$14.82	$15.26	$13.25	$13.63	$10.41	$7.85
Number of accumulation units outstanding at end of period	137,519	58,061	42,521	70,555	24,875	203
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.62	$10.65	$10.35
Value at end of period	$12.32	$12.62	$10.65
Number of accumulation units outstanding at end of period	253,333	178,988	197,426
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$18.05	$14.15	$12.42	$10.67	$8.23	$10.00
Value at end of period	$20.76	$18.05	$14.15	$12.42	$10.67	$8.23
Number of accumulation units outstanding at end of period	295,348	72,925	67,064	112,158	52,301	43
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.95	$12.84	$11.69	$10.82	$10.00
Value at end of period	$13.51	$13.95	$12.84	$11.69	$10.82
Number of accumulation units outstanding at end of period	33,752	9,154	5,891	23,170	6,058
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.60	$10.08	$9.63	$8.56	$7.07	$8.89	$9.27
Value at end of period	$9.83	$10.60	$10.08	$9.63	$8.56	$7.07	$8.89
Number of accumulation units outstanding at end of period	283,493	85,546	78,844	187,116	181,179	48,439	26,626
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$14.00	$12.00	$11.27	$11.16
Value at end of period	$14.27	$14.00	$12.00	$11.27
Number of accumulation units outstanding at end of period	401,062	66,046	31,596	124,295

SDVA

13

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.41	$11.77	$11.16	$10.25
Value at end of period	$13.76	$13.41	$11.77	$11.16
Number of accumulation units outstanding at end of period	2,259,672	196,042	109,649	330,571
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.85	$11.47	$10.98	$9.96
Value at end of period	$13.28	$12.85	$11.47	$10.98
Number of accumulation units outstanding at end of period	3,041,953	287,549	179,099	564,678
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.41	$11.28	$10.84	$10.05
Value at end of period	$12.86	$12.41	$11.28	$10.84
Number of accumulation units outstanding at end of period	1,427,830	161,778	83,126	200,198
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.81	$16.26	$16.02	$16.08	$16.16	$16.13	$16.02
Value at end of period	$17.42	$16.81	$16.26	$16.02	$16.08	$16.16	$16.13
Number of accumulation units outstanding at end of period	1,308,239	168,543	88,658	690,371	727,878	65,629	12,665
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.60	$12.57	$12.07	$11.20
Value at end of period	$15.01	$14.60	$12.57	$12.07
Number of accumulation units outstanding at end of period	43,899	3,226	1,222	32,515
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.51	$12.07	$11.22	$9.72
Value at end of period	$14.10	$12.51	$12.07	$11.22
Number of accumulation units outstanding at end of period	248,023	7,007	5,867	409,584
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.22	$12.43	$10.20
Value at end of period	$18.12	$15.22	$12.43
Number of accumulation units outstanding at end of period	152,989	18,447	20,045
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$27.67	$25.03	$24.63	$22.45	$19.47	$20.77	$20.78
Value at end of period	$28.41	$27.67	$25.03	$24.63	$22.45	$19.47	$20.77
Number of accumulation units outstanding at end of period	462,637	138,508	160,972	618,206	634,937	58,151	22,001
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.74	$11.41	$10.16
Value at end of period	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	183,025	37,092	44,225

SDVA

14

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$14.00	$12.02	$10.06
Value at end of period	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	81,559	53,620	61,225
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$15.98	$13.76	$12.30	$10.83	$8.32	$10.00
Value at end of period	$16.78	$15.98	$13.76	$12.30	$10.83	$8.32
Number of accumulation units outstanding at end of period	107,122	17,307	5,335	12,981	15,201	1,343
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$24.90	$21.94	$21.01	$18.85	$15.32	$20.65	$22.33
Value at end of period	$25.63	$24.90	$21.94	$21.01	$18.85	$15.32	$20.65
Number of accumulation units outstanding at end of period	148,124	6,172	9,445	286,983	358,510	8,361	4,166
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.36	$13.94	$13.78	$13.31	$12.86	$11.99	$11.56
Value at end of period	$15.46	$14.36	$13.94	$13.78	$13.31	$12.86	$11.99
Number of accumulation units outstanding at end of period	880,371	235,873	228,032	488,955	336,101	104,350	24,543
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$12.01	$11.16	$10.83	$10.00
Value at end of period	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	476,986	161,645	145,467	585,689
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.67	$10.99	$10.67
Value at end of period	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	95,853	27,779	29,084
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.10	$10.91	$10.83
Value at end of period	$12.61	$12.10	$10.91
Number of accumulation units outstanding at end of period	153,949	18,848	65,389
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$11.20	$9.84
Value at end of period	$12.74	$11.20
Number of accumulation units outstanding at end of period	64,620	629
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.86	$11.51	$11.10
Value at end of period	$14.01	$13.86	$11.51
Number of accumulation units outstanding at end of period	192,003	5,595	37
SDVA

15

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.03	$8.69	$8.67	$7.78	$6.15	$8.92	$10.00
Value at end of period	$10.62	$10.03	$8.69	$8.67	$7.78	$6.15	$8.92
Number of accumulation units outstanding at end of period	44,766	40,267	42,470	51,794	29,934	24,353	8,089
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.47	$11.01	$10.34
Value at end of period	$12.85	$12.47	$11.01
Number of accumulation units outstanding at end of period	476,513	183,902	58,642
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.52	$11.49	$11.20	$9.72
Value at end of period	$13.75	$13.52	$11.49	$11.20
Number of accumulation units outstanding at end of period	233,472	41,092	81,038	201,213
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.13
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	50,461
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.61	$11.50	$10.94	$9.78
Value at end of period	$12.68	$12.61	$11.50	$10.94
Number of accumulation units outstanding at end of period	83,191	40,961	41,291	50,384
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.59	$12.04	$11.18	$10.16
Value at end of period	$13.54	$13.59	$12.04	$11.18
Number of accumulation units outstanding at end of period	44,412	1,050	2,359	14,300
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.01	$12.66	$10.25
Value at end of period	$15.58	$13.01	$12.66
Number of accumulation units outstanding at end of period	10,967	4,592	2,302
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.34	$12.53	$12.26	$10.64	$8.31	$10.00
Value at end of period	$13.83	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	235,089	91,818	96,105	156,846	62,665	4,430
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.07	$10.87	$10.41
Value at end of period	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	104,267	14,289	8,367

SDVA

16

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.77	$10.66	$10.06
Value at end of period	$13.84	$12.77	$10.66
Number of accumulation units outstanding at end of period	86,154	11,266	7,026
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.74	$11.13	$10.52
Value at end of period	$12.91	$12.74	$11.13
Number of accumulation units outstanding at end of period	340,682	101,779	24,706
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.82	$16.05	$13.92	$10.66
Value at end of period	$17.72	$21.82	$16.05	$13.92
Number of accumulation units outstanding at end of period	97,365	69,353	60,682	106,213
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.65	$11.80	$11.11	$9.67
Value at end of period	$11.78	$13.65	$11.80	$11.11
Number of accumulation units outstanding at end of period	27,244	16,996	19,387	9,197
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.34	$7.43	$7.20	$6.67	$5.23	$7.04	$7.54
Value at end of period	$9.49	$9.34	$7.43	$7.20	$6.67	$5.23	$7.04
Number of accumulation units outstanding at end of period	50,572	26,520	28,116	55,897	35,435	22,035	1,875
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.75	$11.70
Value at end of period	$13.61	$12.75
Number of accumulation units outstanding at end of period	67,023	25,722
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.50	$10.19	$9.81	$9.01	$7.25	$9.38	$10.00
Value at end of period	$11.90	$11.50	$10.19	$9.81	$9.01	$7.25	$9.38
Number of accumulation units outstanding at end of period	723,206	142,533	136,308	183,047	108,298	46,368	7,036
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.16	$14.06	$12.85	$11.18	$8.58	$9.90	$10.00
Value at end of period	$15.75	$15.16	$14.06	$12.85	$11.18	$8.58	$9.90
Number of accumulation units outstanding at end of period	275,851	164,673	173,738	222,237	111,247	61,372	10,835
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.55	$14.76	$13.93	$11.58	$8.64	$10.10	$10.00
Value at end of period	$15.28	$16.55	$14.76	$13.93	$11.58	$8.64	$10.10
Number of accumulation units outstanding at end of period	209,779	115,088	136,963	184,418	108,271	45,701	6,817

SDVA

17

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.36	$10.11	$10.12
Value at end of period	$10.81	$10.36	$10.11
Number of accumulation units outstanding at end of period	622,101	127,687	157,185
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.31	$11.99	$11.44
Value at end of period	$14.43	$13.31	$11.99
Number of accumulation units outstanding at end of period	20,910	87	1,414
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.56	$9.24	$8.76	$8.08	$6.59	$9.03	$10.00
Value at end of period	$10.72	$10.56	$9.24	$8.76	$8.08	$6.59	$9.03
Number of accumulation units outstanding at end of period	62,024	53,567	60,118	29,256	16,703	13,742	1,857
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$12.81	$11.68
Value at end of period	$12.17	$12.81
Number of accumulation units outstanding at end of period	78,541	3,104
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$11.48	$10.33
Value at end of period	$10.92	$11.48
Number of accumulation units outstanding at end of period	7,470	347
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$10.14	$9.04	$8.91	$8.27
Value at end of period	$10.37	$10.14	$9.04	$8.91
Number of accumulation units outstanding at end of period	2,953	1,154	1,273	44,221
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$11.62	$10.01	$9.38	$8.31	$6.07
Value at end of period	$13.15	$11.62	$10.01	$9.38	$8.31
Number of accumulation units outstanding at end of period	7,854	244	245	4,239	8,463
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.16	$7.50	$8.25	$9.37	$10.00
Value at end of period	$7.64	$8.16	$7.50	$8.25	$9.37
Number of accumulation units outstanding at end of period	18,010	6,684	14,804	37,895	6,934
PROFUND VP SMALL-CAP
(Fund first available during December 2003)
Value at beginning of period	$13.52	$11.93	$11.75	$10.19	$7.23
Value at end of period	$13.05	$13.52	$11.93	$11.75	$10.19
Number of accumulation units outstanding at end of period	21,314	7,521	8,051	66,425	24,488

SDVA

18

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.40%

	2007	2006	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.33	$11.66	$11.97	$10.71	$8.44	$10.00
Value at end of period	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	328,463	934	908	510,227	355,401	767
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.37	$11.36	$10.59
Value at end of period	$12.85	$13.37	$11.36
Number of accumulation units outstanding at end of period	1,927,570	674	1,965
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.69	$14.28	$12.42	$10.93	$8.65	$9.71	$10.00
Value at end of period	$18.15	$15.69	$14.28	$12.42	$10.93	$8.65	$9.71
Number of accumulation units outstanding at end of period	8,262,507	77,598	64,722	52,998	24,049	17,281	309
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59	$10.00
Value at end of period	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59
Number of accumulation units outstanding at end of period	3,829,818	35,232	35,874	3,098,913	2,275,054	26,357	6,165
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.68	$12.64	$11.88
Value at end of period	$13.86	$12.68	$12.64
Number of accumulation units outstanding at end of period	2,935,090	1,764	1,571
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.96	$12.35	$11.90	$10.99	$10.00
Value at end of period	$14.38	$13.96	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	14,686,499	108,123	99,355	6,533,086	1,032,491
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.65	$13.55	$11.89	$10.77	$10.00
Value at end of period	$16.14	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	21,802,216	92,955	64,304	9,535,997	1,647,654
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.91	$16.20	$13.59	$11.62	$10.00
Value at end of period	$22.26	$18.91	$16.20	$13.59	$11.62
Number of accumulation units outstanding at end of period	9,495,052	49,787	29,719	3,147,004	589,077
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.51	$11.00	$10.50
Value at end of period	$13.08	$12.51	$11.00
Number of accumulation units outstanding at end of period	2,512,246	7,552	3,177

SDVA			19

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.29	$11.63	$10.90
Value at end of period	$12.93	$12.29	$11.63
Number of accumulation units outstanding at end of period	1,186,069	16,706	15,659
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$12.14	$10.93
Value at end of period	$11.92	$12.14
Number of accumulation units outstanding at end of period	3,795,688	137
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.05	$9.07
Value at end of period	$10.21	$10.05
Number of accumulation units outstanding at end of period	1,898,493	4,461
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.13	$10.44
Value at end of period	$11.43	$11.13
Number of accumulation units outstanding at end of period	1,769,602	16,886
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$12.11	$10.78	$9.91	$8.79
Value at end of period	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	1,886,554	13,501	9,564	332,663
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.19	$10.75	$10.49
Value at end of period	$12.32	$11.19	$10.75
Number of accumulation units outstanding at end of period	32,286	8,028	5,873
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.26	$12.02	$10.47
Value at end of period	$14.97	$13.26	$12.02
Number of accumulation units outstanding at end of period	8,917,582	7,206	4,725
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.64	$10.53	$10.27
Value at end of period	$10.86	$10.64	$10.53
Number of accumulation units outstanding at end of period	2,171,154	35,032	18,622
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.79	$11.43	$11.17
Value at end of period	$11.77	$11.79	$11.43
Number of accumulation units outstanding at end of period	2,200,805	632	200
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.93	$9.95
Value at end of period	$11.06	$10.93
Number of accumulation units outstanding at end of period	3,489,308	13,034

SDVA			20

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.57
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	2,215,970
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$9.73
Value at end of period	$9.61
Number of accumulation units outstanding at end of period	7,709,031
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$13.62	$10.85
Value at end of period	$12.45	$13.62
Number of accumulation units outstanding at end of period	1,274,250	1,033
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.02	$13.38	$13.19
Value at end of period	$21.05	$16.02	$13.38
Number of accumulation units outstanding at end of period	2,083,876	19,309	12,920
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$15.88	$13.09	$11.48	$10.83
Value at end of period	$18.92	$15.88	$13.09	$11.48
Number of accumulation units outstanding at end of period	5,285,400	1,145	846	778,230
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.38	$13.73	$10.03
Value at end of period	$25.10	$18.38	$13.73
Number of accumulation units outstanding at end of period	4,481,630	30,591	5,526
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during March 2004)
Value at beginning of period	$18.08	$15.04	$13.89	$12.41
Value at end of period	$19.57	$18.08	$15.04	$13.89
Number of accumulation units outstanding at end of period	1,050,460	4,903	4,057	629,067
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.17	$14.94	$13.97	$11.75	$9.16	$10.00
Value at end of period	$17.32	$17.17	$14.94	$13.97	$11.75	$9.16
Number of accumulation units outstanding at end of period	11,300	11,613	17,028	23,126	4,935	872
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$15.15	$13.18	$13.63	$10.38	$7.85	$10.00
Value at end of period	$14.69	$15.15	$13.18	$13.63	$10.38	$7.85
Number of accumulation units outstanding at end of period	1,956,662	14,363	8,669	1,519,167	824,986	75

SDVA

21

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.59	$10.64	$10.38
Value at end of period	$12.27	$12.59	$10.64
Number of accumulation units outstanding at end of period	223,965	55,584	59,381
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.92	$14.07	$12.37	$10.64	$8.22	$10.00
Value at end of period	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22
Number of accumulation units outstanding at end of period	5,753,186	58,300	14,888	1,748,507	506,335	0
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$13.88	$12.79	$11.67	$11.55
Value at end of period	$13.42	$13.88	$12.79	$11.67
Number of accumulation units outstanding at end of period	1,191,302	3,037	2,953	1,127,028
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.50	$10.00	$9.56	$8.52	$7.05	$8.87	$9.26
Value at end of period	$9.73	$10.50	$10.00	$9.56	$8.52	$7.05	$8.87
Number of accumulation units outstanding at end of period	4,000,541	48,162	44,770	3,555,247	2,887,495	17,897	4,949
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.94	$11.97	$11.26	$9.99
Value at end of period	$14.19	$13.94	$11.97	$11.26
Number of accumulation units outstanding at end of period	12,284,158	23,676	34,724	2,006,309
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$13.36	$11.74	$11.14	$9.77
Value at end of period	$13.68	$13.36	$11.74	$11.14
Number of accumulation units outstanding at end of period	40,207,352	59,999	54,937	5,441,382
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.79	$11.44	$10.97	$9.92
Value at end of period	$13.20	$12.79	$11.44	$10.97
Number of accumulation units outstanding at end of period	30,399,334	77,379	47,970	6,216,029
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.36	$11.25	$10.83	$9.96
Value at end of period	$12.79	$12.36	$11.25	$10.83
Number of accumulation units outstanding at end of period	12,893,856	59,785	38,930	3,622,165
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.35	$15.85	$15.64	$15.71	$15.82	$15.82	$15.72
Value at end of period	$16.92	$16.35	$15.85	$15.64	$15.71	$15.82	$15.82
Number of accumulation units outstanding at end of period	6,997,442	50,440	18,761	5,672,311	7,879,356	17,952	18,061

SDVA

22

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.52	$12.52	$12.04	$11.19
Value at end of period	$14.91	$14.52	$12.52	$12.04
Number of accumulation units outstanding at end of period	881,162	935	551	1,504,119
ING MARSICO GROWTH PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$12.46	$12.04	$11.21	$9.87
Value at end of period	$14.02	$12.46	$12.04	$11.21
Number of accumulation units outstanding at end of period	6,026,305	7,352	5,381	10,491,049
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.18	$12.42	$10.80
Value at end of period	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	2,247,735	2,035	2,372
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$27.16	$24.60	$24.25	$22.13	$19.23	$20.55	$20.57
Value at end of period	$27.85	$27.16	$24.60	$24.25	$22.13	$19.23	$20.55
Number of accumulation units outstanding at end of period	5,618,534	46,998	50,575	8,667,716	9,215,693	20,972	4,628
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.70	$11.40	$10.16
Value at end of period	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	3,129,938	5,360	6,494
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$13.97	$12.00	$10.06
Value at end of period	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	8,636	9,297	10,741
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$15.87	$13.68	$12.25	$10.80	$8.31	$10.00
Value at end of period	$16.64	$15.87	$13.68	$12.25	$10.80	$8.31
Number of accumulation units outstanding at end of period	1,501,460	5,890	2,845	3,413	2,345	0
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$24.44	$21.57	$20.68	$18.59	$15.13	$20.43	$22.11
Value at end of period	$25.12	$24.44	$21.57	$20.68	$18.59	$15.13	$20.43
Number of accumulation units outstanding at end of period	2,596,097	9,420	9,808	4,647,975	5,432,937	6,456	1,497
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.10	$13.71	$13.57	$13.12	$12.70	$11.86	$11.44
Value at end of period	$15.15	$14.10	$13.71	$13.57	$13.12	$12.70	$11.86
Number of accumulation units outstanding at end of period	8,096,220	75,799	71,347	5,917,199	5,369,915	78,978	7,501

SDVA

23

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.96	$11.13	$10.82	$10.00
Value at end of period	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	6,136,697	88,969	86,010	9,413,696
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.64	$10.98	$10.82
Value at end of period	$13.09	$12.64	$10.98
Number of accumulation units outstanding at end of period	1,075,917	11,538	11,607
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.07	$10.90	$10.92
Value at end of period	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	7,532,668	3,211	1,030
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.18	$9.54
Value at end of period	$12.71	$11.18
Number of accumulation units outstanding at end of period	1,030,874	2,826
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$13.82	$12.75
Value at end of period	$13.96	$13.82
Number of accumulation units outstanding at end of period	1,887,099	5,067
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.95	$8.63	$8.62	$7.75	$6.13	$8.91	$10.00
Value at end of period	$10.52	$9.95	$8.63	$8.62	$7.75	$6.13	$8.91
Number of accumulation units outstanding at end of period	12,598	17,254	17,291	16,935	16,465	9,184	2,330
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.43	$11.00	$10.34
Value at end of period	$12.80	$12.43	$11.00
Number of accumulation units outstanding at end of period	8,118,990	22,003	10,149
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$13.46	$11.46	$11.19	$9.99
Value at end of period	$13.68	$13.46	$11.46	$11.19
Number of accumulation units outstanding at end of period	3,503,651	29,220	27,194	4,187,985
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$9.91
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	317,788

SDVA

24

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.56	$11.47	$10.92	$10.03
Value at end of period	$12.61	$12.56	$11.47	$10.92
Number of accumulation units outstanding at end of period	904,194	46,109	48,245	1,326,546
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.53	$12.01	$11.17	$10.99
Value at end of period	$13.47	$13.53	$12.01	$11.17
Number of accumulation units outstanding at end of period	217,424	19,341	503	227
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.24	$12.46	$12.21	$10.61	$8.30	$10.00
Value at end of period	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30
Number of accumulation units outstanding at end of period	2,288,945	27,291	24,879	1,370,657	535,743	109
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.04	$10.86	$10.55
Value at end of period	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	1,010,761	2,673	996
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.74	$10.65	$10.23
Value at end of period	$13.78	$12.74	$10.65
Number of accumulation units outstanding at end of period	2,703,845	2,674	536
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.71	$11.11	$10.38
Value at end of period	$12.86	$12.71	$11.11
Number of accumulation units outstanding at end of period	3,286,569	3,670	2,254
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.73	$16.01	$13.90	$11.06
Value at end of period	$17.62	$21.73	$16.01	$13.90
Number of accumulation units outstanding at end of period	1,239,708	7,920	5,686	1,657,594
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.60	$11.77	$10.92
Value at end of period	$11.71	$13.60	$11.77
Number of accumulation units outstanding at end of period	687,594	6,979	5,487
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.24	$7.36	$7.15	$6.63	$5.21	$7.02	$7.52
Value at end of period	$9.38	$9.24	$7.36	$7.15	$6.63	$5.21	$7.02
Number of accumulation units outstanding at end of period	567,847	3,892	4,137	820,622	797,575	3,809	1,275

SDVA

25

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.72	$11.70
Value at end of period	$13.57	$12.72
Number of accumulation units outstanding at end of period	392,841	7,846
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.40	$10.12	$9.76	$8.98	$7.24	$9.38	$10.00
Value at end of period	$11.78	$11.40	$10.12	$9.76	$8.98	$7.24	$9.38
Number of accumulation units outstanding at end of period	1,645,640	62,774	65,452	1,431,006	494,773	34,433	24,809
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.03	$13.97	$12.78	$11.14	$8.56	$9.89	$10.00
Value at end of period	$15.60	$15.03	$13.97	$12.78	$11.14	$8.56	$9.89
Number of accumulation units outstanding at end of period	1,915,099	63,191	68,278	437,111	33,407	19,211	3,276
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.41	$14.66	$13.85	$11.54	$8.62	$10.09	$10.00
Value at end of period	$15.13	$16.41	$14.66	$13.85	$11.54	$8.62	$10.09
Number of accumulation units outstanding at end of period	1,482,027	45,794	49,912	424,131	23,184	8,401	795
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.33	$10.10	$9.99
Value at end of period	$10.77	$10.33	$10.10
Number of accumulation units outstanding at end of period	12,461,750	10,449	1,841
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.27	$11.98	$12.08
Value at end of period	$14.37	$13.27	$11.98
Number of accumulation units outstanding at end of period	1,598,978	598	149
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.48	$9.18	$8.72	$8.05	$6.57	$9.02	$10.00
Value at end of period	$10.62	$10.48	$9.18	$8.72	$8.05	$6.57	$9.02
Number of accumulation units outstanding at end of period	210,623	30,472	31,204	10,007	9,651	4,228	0
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.78	$11.25	$10.84
Value at end of period	$12.12	$12.78	$11.25
Number of accumulation units outstanding at end of period	1,098,906	3,327	421
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$11.46	$10.35
Value at end of period	$10.88	$11.46
Number of accumulation units outstanding at end of period	157,593	1,423

SDVA

26

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$10.06	$8.97	$8.86	$8.55
Value at end of period	$10.27	$10.06	$8.97	$8.86
Number of accumulation units outstanding at end of period	305,041	3,081	3,290	1,756,560
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$11.52	$9.94	$9.33	$8.28	$10.00
Value at end of period	$13.01	$11.52	$9.94	$9.33	$8.28
Number of accumulation units outstanding at end of period	196,515	4,022	4,230	526,719	648,934
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	539,983	1,878	2,066	834,452	98,866
PROFUND VP SMALL-CAP
(Fund first available during December 2003)
Value at beginning of period	$13.40	$11.84	$11.68	$10.15	$10.00
Value at end of period	$12.92	$13.40	$11.84	$11.68	$10.15
Number of accumulation units outstanding at end of period	753,183	2,649	2,807	2,559,414	2,307,338

	Separate Account Annual Charges of 1.45%

	2007	2006	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.30	$11.64	$11.95	$10.70	$8.44	$10.00
Value at end of period	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44
Number of accumulation units outstanding at end of period	515,808	44,791	57,976	840,926	567,796	4,265
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.36	$11.36	$10.17
Value at end of period	$12.83	$13.36	$11.36
Number of accumulation units outstanding at end of period	1,389,583	53,854	101,863
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.65	$14.25	$12.39	$10.92	$8.64	$9.70	$10.00
Value at end of period	$18.09	$15.65	$14.25	$12.39	$10.92	$8.64	$9.70
Number of accumulation units outstanding at end of period	3,742,926	1,184,613	947,105	714,836	364,622	141,706	23,738
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59	$10.00
Value at end of period	$13.49	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59
Number of accumulation units outstanding at end of period	3,228,264	626,432	505,609	3,518,649	2,445,416	178,215	99,509

SDVA

27

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.67	$12.63	$11.30
Value at end of period	$13.84	$12.67	$12.63
Number of accumulation units outstanding at end of period	1,911,893	33,014	14,370
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.94	$12.34	$11.89	$10.99	$10.00
Value at end of period	$14.35	$13.94	$12.34	$11.89	$10.99
Number of accumulation units outstanding at end of period	8,203,296	1,274,710	1,103,900	8,147,136	1,348,350
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.62	$13.53	$11.88	$10.77	$10.00
Value at end of period	$16.11	$14.62	$13.53	$11.88	$10.77
Number of accumulation units outstanding at end of period	11,876,633	1,576,120	1,198,712	10,547,830	1,864,132
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.88	$16.19	$13.58	$11.62	$10.00
Value at end of period	$22.21	$18.88	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	5,848,094	707,034	558,732	3,292,334	641,852
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.49	$11.00	$10.08
Value at end of period	$13.06	$12.49	$11.00
Number of accumulation units outstanding at end of period	1,282,871	153,972	111,724
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.28	$11.63	$10.89
Value at end of period	$12.91	$12.28	$11.63
Number of accumulation units outstanding at end of period	1,398,076	94,904	54,674
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.82	$11.18	$10.63
Value at end of period	$13.18	$12.82	$11.18
Number of accumulation units outstanding at end of period	450,039	16,965	8,685
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.13	$11.16	$10.42
Value at end of period	$11.90	$12.13	$11.16
Number of accumulation units outstanding at end of period	5,768,584	15,786	6,154
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.05	$10.22
Value at end of period	$10.20	$10.05
Number of accumulation units outstanding at end of period	889,987	90,710

SDVA

28

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.12	$9.91	$9.95
Value at end of period	$11.41	$11.12	$9.91
Number of accumulation units outstanding at end of period	552,175	64,978	1,262
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.09	$10.77	$9.90	$9.67
Value at end of period	$12.94	$12.09	$10.77	$9.90
Number of accumulation units outstanding at end of period	2,027,262	245,971	200,632	347,886
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$11.18	$10.74	$10.48	$9.31
Value at end of period	$12.30	$11.18	$10.74	$10.48
Number of accumulation units outstanding at end of period	153,998	105,709	95,371	67,584
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.25	$12.01	$9.96
Value at end of period	$14.95	$13.25	$12.01
Number of accumulation units outstanding at end of period	7,953,651	145,982	68,825
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.63	$10.52	$10.27
Value at end of period	$10.85	$10.63	$10.52
Number of accumulation units outstanding at end of period	2,490,295	239,254	121,387
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.78	$11.42	$10.10
Value at end of period	$11.75	$11.78	$11.42
Number of accumulation units outstanding at end of period	1,829,407	92,468	20,783
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.92	$9.95
Value at end of period	$11.05	$10.92
Number of accumulation units outstanding at end of period	2,382,114	182,288
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.48
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	1,022,022
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.14
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	706,817

SDVA

29

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$13.62	$11.04
Value at end of period	$12.44	$13.62
Number of accumulation units outstanding at end of period	842,536	58,581
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.01	$13.38	$10.00
Value at end of period	$21.02	$16.01	$13.38
Number of accumulation units outstanding at end of period	2,068,355	334,613	136,495
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.29	$11.42	$10.83
Value at end of period	$13.29	$12.29	$11.42
Number of accumulation units outstanding at end of period	1,716,813	119,288	36,943
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.86	$13.08	$11.48	$9.60
Value at end of period	$18.89	$15.86	$13.08	$11.48
Number of accumulation units outstanding at end of period	5,510,010	132,885	22,052	1,253,308
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.36	$13.72	$10.06
Value at end of period	$25.06	$18.36	$13.72
Number of accumulation units outstanding at end of period	3,659,755	226,411	73,315
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.05	$15.02	$13.88	$11.87	$10.00
Value at end of period	$19.52	$18.05	$15.02	$13.88	$11.87
Number of accumulation units outstanding at end of period	575,728	74,591	67,934	659,600	77,955
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.12	$14.91	$13.95	$11.74	$9.16	$10.00
Value at end of period	$17.27	$17.12	$14.91	$13.95	$11.74	$9.16
Number of accumulation units outstanding at end of period	158,299	168,891	200,030	248,264	108,853	12,516
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$15.12	$13.15	$13.63	$10.37	$7.84	$10.00
Value at end of period	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84
Number of accumulation units outstanding at end of period	1,760,575	134,373	124,114	2,268,707	1,251,726	11,544
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.58	$10.63	$10.13
Value at end of period	$12.25	$12.58	$10.63
Number of accumulation units outstanding at end of period	530,373	538,752	588,743

SDVA

30

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.88	$14.04	$12.35	$10.63	$8.22	$10.00
Value at end of period	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22
Number of accumulation units outstanding at end of period	3,847,269	526,369	326,789	2,654,772	502,551	1,123
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.85	$12.78	$11.66	$10.81	$10.00
Value at end of period	$13.39	$13.85	$12.78	$11.66	$10.81
Number of accumulation units outstanding at end of period	1,148,866	35,024	30,789	1,431,091	192,028
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.46	$9.97	$9.54	$8.50	$7.04	$8.87	$9.25
Value at end of period	$9.69	$10.46	$9.97	$9.54	$8.50	$7.04	$8.87
Number of accumulation units outstanding at end of period	4,097,584	488,297	386,182	5,139,893	4,499,898	167,273	62,913
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.92	$11.96	$11.26	$9.99
Value at end of period	$14.16	$13.92	$11.96	$11.26
Number of accumulation units outstanding at end of period	4,673,479	181,164	122,790	2,380,908
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.34	$11.73	$11.14	$10.22
Value at end of period	$13.66	$13.34	$11.73	$11.14
Number of accumulation units outstanding at end of period	9,480,071	871,301	715,940	5,042,206
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.78	$11.43	$10.96	$9.74
Value at end of period	$13.18	$12.78	$11.43	$10.96
Number of accumulation units outstanding at end of period	9,601,771	1,396,835	834,731	4,315,877
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.34	$11.24	$10.82	$9.84
Value at end of period	$12.77	$12.34	$11.24	$10.82
Number of accumulation units outstanding at end of period	5,434,799	889,523	616,316	2,025,448
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.21	$15.71	$15.51	$15.60	$15.71	$15.71	$15.62
Value at end of period	$16.76	$16.21	$15.71	$15.51	$15.60	$15.71	$15.71
Number of accumulation units outstanding at end of period	7,936,997	834,228	600,124	6,868,172	9,522,307	379,647	116,590
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$14.50	$12.51	$12.03	$11.11	$10.00
Value at end of period	$14.88	$14.50	$12.51	$12.03	$11.11
Number of accumulation units outstanding at end of period	1,349,595	42,534	21,535	2,121,046	2,060,651

SDVA

31

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING MARSICO GROWTH PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$12.44	$12.03	$11.21	$10.02
Value at end of period	$13.99	$12.44	$12.03	$11.21
Number of accumulation units outstanding at end of period	4,861,010	82,175	58,042	6,723,135
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.17	$12.41	$10.06
Value at end of period	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	1,821,484	90,947	90,519
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$26.99	$24.46	$24.12	$22.03	$19.15	$20.47	$20.50
Value at end of period	$27.66	$26.99	$24.46	$24.12	$22.03	$19.15	$20.47
Number of accumulation units outstanding at end of period	5,070,449	545,929	586,332	7,209,493	6,645,212	129,465	41,845
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.69	$11.39	$10.11
Value at end of period	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	2,839,600	240,166	222,209
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.08	$9.90
Value at end of period	$10.16	$10.08
Number of accumulation units outstanding at end of period	137,347	43,193
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$13.95	$12.00	$10.06
Value at end of period	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	124,476	130,234	148,134
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$15.83	$13.66	$12.23	$10.79	$8.31	$10.00
Value at end of period	$16.59	$15.83	$13.66	$12.23	$10.79	$8.31
Number of accumulation units outstanding at end of period	509,453	124,633	62,404	46,493	30,149	4,798
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$24.29	$21.44	$20.58	$18.50	$15.07	$20.35	$22.03
Value at end of period	$24.96	$24.29	$21.44	$20.58	$18.50	$15.07	$20.35
Number of accumulation units outstanding at end of period	1,710,814	85,037	85,696	2,649,538	2,836,831	45,515	7,932
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.01	$13.63	$13.50	$13.06	$12.65	$11.81	$11.40
Value at end of period	$15.05	$14.01	$13.63	$13.50	$13.06	$12.65	$11.81
Number of accumulation units outstanding at end of period	7,267,568	987,835	952,489	7,272,611	6,415,052	410,567	169,854

SDVA

32

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.94	$11.12	$10.82	$10.00
Value at end of period	$12.10	$11.94	$11.12	$10.82
Number of accumulation units outstanding at end of period	5,752,124	891,162	763,255	8,744,441
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.63	$10.98	$10.43
Value at end of period	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	736,532	83,748	98,943
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.06	$10.89	$10.07
Value at end of period	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	5,361,093	123,128	130,232
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.18	$10.17
Value at end of period	$12.69	$11.18
Number of accumulation units outstanding at end of period	620,406	28,173
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.81	$11.49	$11.00
Value at end of period	$13.94	$13.81	$11.49
Number of accumulation units outstanding at end of period	2,006,142	130,257	2,425
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.92	$8.61	$8.61	$7.74	$6.13	$8.91	$10.00
Value at end of period	$10.48	$9.92	$8.61	$8.61	$7.74	$6.13	$8.91
Number of accumulation units outstanding at end of period	40,481	50,854	60,516	80,037	82,473	51,743	18,641
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.42	$11.00	$10.10
Value at end of period	$12.78	$12.42	$11.00
Number of accumulation units outstanding at end of period	6,556,167	871,871	404,984
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.44	$11.45	$11.18	$10.05
Value at end of period	$13.65	$13.44	$11.45	$11.18
Number of accumulation units outstanding at end of period	3,590,883	324,040	185,397	4,592,038
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.22
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	370,158

SDVA

33

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.54	$11.46	$10.92	$10.03
Value at end of period	$12.59	$12.54	$11.46	$10.92
Number of accumulation units outstanding at end of period	1,280,447	156,332	147,254	1,750,578
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.52	$12.00	$11.17	$9.87
Value at end of period	$13.44	$13.52	$12.00	$11.17
Number of accumulation units outstanding at end of period	82,807	15,848	11,669	13,294
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during October 2006)
Value at beginning of period	$9.69	$9.58
Value at end of period	$10.00	$9.69
Number of accumulation units outstanding at end of period	11,014	1,400
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.96	$12.64	$11.19
Value at end of period	$15.49	$12.96	$12.64
Number of accumulation units outstanding at end of period	495,920	10,823	18,170
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.20	$12.44	$12.20	$10.60	$8.30	$10.00
Value at end of period	$13.68	$14.20	$12.44	$12.20	$10.60	$8.30
Number of accumulation units outstanding at end of period	592,452	294,898	305,003	314,712	128,209	5,134
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.03	$10.86	$10.22
Value at end of period	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	411,986	144,450	128,902
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.73	$10.65	$10.20
Value at end of period	$13.76	$12.73	$10.65
Number of accumulation units outstanding at end of period	1,725,794	138,777	95,199
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.70	$11.11	$10.31
Value at end of period	$12.84	$12.70	$11.11
Number of accumulation units outstanding at end of period	2,353,501	186,203	64,110
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.70	$16.00	$13.90	$10.06
Value at end of period	$17.59	$21.70	$16.00	$13.90
Number of accumulation units outstanding at end of period	1,095,819	341,862	205,694	1,897,527
SDVA

34

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.58	$11.76	$11.09	$9.88
Value at end of period	$11.69	$13.58	$11.76	$11.09
Number of accumulation units outstanding at end of period	713,498	128,884	75,200	196,570
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.21	$7.34	$7.14	$6.62	$5.20	$7.02	$7.52
Value at end of period	$9.34	$9.21	$7.34	$7.14	$6.62	$5.20	$7.02
Number of accumulation units outstanding at end of period	934,903	48,153	73,359	1,385,809	1,303,851	25,910	3,087
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.72	$10.87
Value at end of period	$13.55	$12.72
Number of accumulation units outstanding at end of period	232,908	82,107
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.37	$10.10	$9.74	$8.97	$7.23	$9.38	$10.00
Value at end of period	$11.74	$11.37	$10.10	$9.74	$8.97	$7.23	$9.38
Number of accumulation units outstanding at end of period	4,279,161	587,918	563,149	2,210,160	1,239,109	224,198	27,002
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.99	$13.94	$12.76	$11.13	$8.55	$9.89	$10.00
Value at end of period	$15.55	$14.99	$13.94	$12.76	$11.13	$8.55	$9.89
Number of accumulation units outstanding at end of period	1,332,805	565,542	656,156	1,090,890	317,218	177,259	14,893
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.36	$14.63	$13.83	$11.53	$8.61	$10.09	$10.00
Value at end of period	$15.08	$16.36	$14.63	$13.83	$11.53	$8.61	$10.09
Number of accumulation units outstanding at end of period	945,605	545,945	460,193	892,876	255,326	119,408	28,552
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.33	$10.10	$10.04
Value at end of period	$10.76	$10.33	$10.10
Number of accumulation units outstanding at end of period	4,027,853	284,351	88,256
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.26	$11.98	$10.42
Value at end of period	$14.35	$13.26	$11.98
Number of accumulation units outstanding at end of period	1,717,031	8,704	10,623
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.45	$9.16	$8.70	$8.04	$6.57	$9.02	$10.00
Value at end of period	$10.58	$10.45	$9.16	$8.70	$8.04	$6.57	$9.02
Number of accumulation units outstanding at end of period	452,391	91,935	129,432	72,310	64,239	32,953	10,936

SDVA

35

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.76	$11.25	$10.17
Value at end of period	$12.11	$12.76	$11.25
Number of accumulation units outstanding at end of period	978,061	113,604	22,680
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.45	$10.56
Value at end of period	$10.87	$11.45
Number of accumulation units outstanding at end of period	74,596	10,933
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$10.03	$8.95	$8.84	$8.24	$10.00
Value at end of period	$10.23	$10.03	$8.95	$8.84	$8.24
Number of accumulation units outstanding at end of period	601,014	33,353	48,020	3,671,891	3,673,934
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$11.49	$9.92	$9.31	$8.27	$10.00
Value at end of period	$12.97	$11.49	$9.92	$9.31	$8.27
Number of accumulation units outstanding at end of period	277,295	26,550	30,722	795,586	786,491
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.10	$7.46	$8.22	$9.36	$10.00
Value at end of period	$7.57	$8.10	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	479,763	170,267	143,669	1,079,664	214,510
PROFUND VP SMALL-CAP
(Fund first available during December 2003)
Value at beginning of period	$13.36	$11.82	$11.66	$10.14	$10.00
Value at end of period	$12.88	$13.36	$11.82	$11.66	$10.14
Number of accumulation units outstanding at end of period	874,493	73,580	78,530	2,889,878	3,015,456

	Separate Account Annual Charges of 1.75%

	2007	2006	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.09	$11.51	$11.86	$10.64	$8.42	$10.00
Value at end of period	$13.73	$14.09	$11.51	$11.86	$10.64	$8.42
Number of accumulation units outstanding at end of period	148,884	19,473	21,521	255,487	231,095	1,328
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.29	$11.33	$10.03
Value at end of period	$12.72	$13.29	$11.33
Number of accumulation units outstanding at end of period	260,443	24,269	34,235

SDVA

36

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.39	$14.06	$12.26	$10.84	$8.61	$9.69	$10.00
Value at end of period	$17.73	$15.39	$14.06	$12.26	$10.84	$8.61	$9.69
Number of accumulation units outstanding at end of period	1,172,519	505,859	445,887	319,740	210,166	80,927	34,448
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57	$10.00
Value at end of period	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57
Number of accumulation units outstanding at end of period	1,015,020	306,614	315,015	1,163,703	987,940	140,604	39,753
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.60	$12.61	$11.21
Value at end of period	$13.73	$12.60	$12.61
Number of accumulation units outstanding at end of period	593,458	21,917	10,018
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.79	$12.25	$11.84	$10.98	$10.00
Value at end of period	$14.16	$13.79	$12.25	$11.84	$10.98
Number of accumulation units outstanding at end of period	1,944,140	591,894	521,149	1,977,456	542,973
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.48	$13.44	$11.83	$10.76	$10.00
Value at end of period	$15.90	$14.48	$13.44	$11.83	$10.76
Number of accumulation units outstanding at end of period	2,486,824	537,745	479,943	2,291,803	726,382
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.69	$16.07	$13.53	$11.60	$10.00
Value at end of period	$21.92	$18.69	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	1,436,829	305,285	234,850	865,696	208,539
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.43	$10.98	$10.31
Value at end of period	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	227,107	32,972	22,586
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.21	$11.60	$10.64
Value at end of period	$12.81	$12.21	$11.60
Number of accumulation units outstanding at end of period	530,687	59,942	53,910
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.75	$11.16	$11.02
Value at end of period	$13.07	$12.75	$11.16
Number of accumulation units outstanding at end of period	84,315	17,314	6,372

SDVA

37

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.06	$11.13	$10.78
Value at end of period	$11.80	$12.06	$11.13
Number of accumulation units outstanding at end of period	2,322,672	6,362	1,550
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.03	$10.05
Value at end of period	$10.15	$10.03
Number of accumulation units outstanding at end of period	215,059	13,807
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.08	$9.91	$9.93
Value at end of period	$11.34	$11.08	$9.91
Number of accumulation units outstanding at end of period	185,518	27,831	5,194
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$12.00	$10.72	$9.88	$8.93
Value at end of period	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	507,791	70,035	70,166	78,661
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$11.09	$10.69	$10.46	$9.34
Value at end of period	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	22,270	26,484	32,324	4,715
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.18	$11.99	$9.95
Value at end of period	$14.82	$13.18	$11.99
Number of accumulation units outstanding at end of period	2,063,104	65,085	29,573
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.58	$10.50	$10.26
Value at end of period	$10.76	$10.58	$10.50
Number of accumulation units outstanding at end of period	613,888	157,134	98,390
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.71	$11.40	$10.79
Value at end of period	$11.66	$11.71	$11.40
Number of accumulation units outstanding at end of period	531,546	3,289	565
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.90	$10.00
Value at end of period	$10.99	$10.90
Number of accumulation units outstanding at end of period	554,019	92,585
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.56
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	228,892

SDVA			38

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.00
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	309,989
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$13.59	$11.46
Value at end of period	$12.38	$13.59
Number of accumulation units outstanding at end of period	159,031	12,666
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.92	$13.35	$10.25
Value at end of period	$20.85	$15.92	$13.35
Number of accumulation units outstanding at end of period	444,244	70,002	20,928
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.23	$11.39	$10.92
Value at end of period	$13.18	$12.23	$11.39
Number of accumulation units outstanding at end of period	354,684	5,079	6,221
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.73	$13.01	$11.45	$9.65
Value at end of period	$18.68	$15.73	$13.01	$11.45
Number of accumulation units outstanding at end of period	1,344,431	28,063	8,588	293,821
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.27	$13.69	$10.56
Value at end of period	$24.86	$18.27	$13.69
Number of accumulation units outstanding at end of period	658,105	57,079	25,623
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.87	$14.91	$13.83	$11.86	$10.00
Value at end of period	$19.27	$17.87	$14.91	$13.83	$11.86
Number of accumulation units outstanding at end of period	170,432	25,653	17,901	95,182	25,758
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.88	$14.75	$13.83	$11.68	$9.14	$10.00
Value at end of period	$16.97	$16.88	$14.75	$13.83	$11.68	$9.14
Number of accumulation units outstanding at end of period	110,251	109,609	135,651	189,608	65,061	6,147
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.91	$13.01	$13.63	$10.32	$7.83	$10.00
Value at end of period	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83
Number of accumulation units outstanding at end of period	317,065	51,518	46,549	434,570	299,555	2,705

SDVA

39

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.52	$10.61	$10.06
Value at end of period	$12.15	$12.52	$10.61
Number of accumulation units outstanding at end of period	363,647	347,897	395,613
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.63	$13.89	$12.25	$10.58	$8.21	$10.00
Value at end of period	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21
Number of accumulation units outstanding at end of period	719,511	108,821	100,067	330,064	172,289	806
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.71	$12.69	$11.61	$10.80	$10.00
Value at end of period	$13.22	$13.71	$12.69	$11.61	$10.80
Number of accumulation units outstanding at end of period	128,328	35,875	35,992	179,814	51,221
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.26	$9.81	$9.42	$8.42	$6.99	$8.83	$9.23
Value at end of period	$9.48	$10.26	$9.81	$9.42	$8.42	$6.99	$8.83
Number of accumulation units outstanding at end of period	1,372,612	115,590	143,888	2,049,535	2,197,627	75,160	35,491
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2004)
Value at beginning of period	$13.81	$11.90	$11.24	$9.95
Value at end of period	$14.01	$13.81	$11.90	$11.24
Number of accumulation units outstanding at end of period	475,144	118,289	62,555	175,365
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.23	$11.67	$11.12	$10.10
Value at end of period	$13.51	$13.23	$11.67	$11.12
Number of accumulation units outstanding at end of period	2,377,664	406,449	211,135	890,382
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.67	$11.37	$10.94	$10.03
Value at end of period	$13.03	$12.67	$11.37	$10.94
Number of accumulation units outstanding at end of period	1,959,725	489,481	327,026	659,396
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$12.24	$11.18	$10.80	$9.97
Value at end of period	$12.62	$12.24	$11.18	$10.80
Number of accumulation units outstanding at end of period	1,665,671	548,309	325,623	640,990
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.34	$14.92	$14.78	$14.90	$15.05	$15.11	$15.04
Value at end of period	$15.82	$15.34	$14.92	$14.78	$14.90	$15.05	$15.11
Number of accumulation units outstanding at end of period	1,903,977	503,921	163,682	1,213,060	1,545,927	116,034	20,175

SDVA

40

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$14.35	$12.42	$11.98	$11.10	$10.00
Value at end of period	$14.68	$14.35	$12.42	$11.98	$11.10
Number of accumulation units outstanding at end of period	374,339	22,347	7,228	625,795	676,868
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$12.34	$11.97	$11.18	$10.08
Value at end of period	$13.84	$12.34	$11.97	$11.18
Number of accumulation units outstanding at end of period	1,042,198	19,088	33,051	1,545,306
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.09	$12.39	$10.00
Value at end of period	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	387,034	45,315	30,219
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$26.00	$23.64	$23.38	$21.42	$18.67	$20.03	$20.08
Value at end of period	$26.57	$26.00	$23.64	$23.38	$21.42	$18.67	$20.03
Number of accumulation units outstanding at end of period	1,828,339	288,425	339,932	2,918,631	2,962,240	136,882	43,752
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.61	$11.37	$10.07
Value at end of period	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	635,969	79,898	58,814
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.06	$9.90
Value at end of period	$10.11	$10.06
Number of accumulation units outstanding at end of period	12,023	1,974
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$13.88	$11.98	$10.06
Value at end of period	$14.53	$13.88	$11.98
Number of accumulation units outstanding at end of period	58,208	66,177	74,697
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$15.61	$13.51	$12.13	$10.74	$8.29	$10.00
Value at end of period	$16.30	$15.61	$13.51	$12.13	$10.74	$8.29
Number of accumulation units outstanding at end of period	130,976	49,580	15,023	25,934	16,831	295
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$23.40	$20.72	$19.95	$17.99	$14.69	$19.91	$21.58
Value at end of period	$23.97	$23.40	$20.72	$19.95	$17.99	$14.69	$19.91
Number of accumulation units outstanding at end of period	554,813	41,528	41,973	900,648	978,846	25,548	9,494

SDVA

41

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.50	$13.17	$13.08	$12.70	$12.34	$11.55	$11.17
Value at end of period	$14.45	$13.50	$13.17	$13.08	$12.70	$12.34	$11.55
Number of accumulation units outstanding at end of period	2,131,478	488,214	531,245	2,353,927	2,257,025	238,795	111,130
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.84	$11.07	$10.79	$10.00
Value at end of period	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	1,716,323	251,546	262,811	2,556,237
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.57	$10.95	$10.64
Value at end of period	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	278,583	44,851	43,430
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.00	$10.87	$10.14
Value at end of period	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	959,167	23,279	39,380
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.16	$10.17
Value at end of period	$12.63	$11.16
Number of accumulation units outstanding at end of period	100,822	8,343
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.74	$11.47	$10.28
Value at end of period	$13.82	$13.74	$11.47
Number of accumulation units outstanding at end of period	532,351	26,144	2,415
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.76	$8.50	$8.52	$7.68	$6.10	$8.89	$10.00
Value at end of period	$10.28	$9.76	$8.50	$8.52	$7.68	$6.10	$8.89
Number of accumulation units outstanding at end of period	26,154	24,968	30,316	44,868	47,044	45,652	39,763
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.36	$10.97	$9.99
Value at end of period	$12.68	$12.36	$10.97
Number of accumulation units outstanding at end of period	2,067,314	271,293	102,114
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.33	$11.40	$11.16	$10.07
Value at end of period	$13.50	$13.33	$11.40	$11.16
Number of accumulation units outstanding at end of period	1,066,106	135,716	116,092	1,402,760

SDVA

42

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.22
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	12,227
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$12.44	$11.41	$10.90	$10.15
Value at end of period	$12.45	$12.44	$11.41	$10.90
Number of accumulation units outstanding at end of period	406,122	64,442	43,095	585,742
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.41	$11.94	$11.47
Value at end of period	$13.29	$13.41	$11.94
Number of accumulation units outstanding at end of period	20,087	852	2,196
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.89	$12.61	$11.18
Value at end of period	$15.36	$12.89	$12.61
Number of accumulation units outstanding at end of period	222,890	10,504	2,480
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.00	$12.30	$12.10	$10.55	$8.28	$10.00
Value at end of period	$13.44	$14.00	$12.30	$12.10	$10.55	$8.28
Number of accumulation units outstanding at end of period	664,440	152,841	145,014	733,524	589,925	6,396
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.96	$10.83	$10.21
Value at end of period	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	155,218	41,545	25,643
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.66	$10.62	$10.09
Value at end of period	$13.65	$12.66	$10.62
Number of accumulation units outstanding at end of period	344,349	39,650	27,021
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.63	$11.09	$10.33
Value at end of period	$12.73	$12.63	$11.09
Number of accumulation units outstanding at end of period	658,693	102,143	25,456
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.53	$15.92	$13.87	$9.68
Value at end of period	$17.40	$21.53	$15.92	$13.87
Number of accumulation units outstanding at end of period	336,439	85,730	63,136	463,695

SDVA

43

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.47	$11.70	$11.07	$10.23
Value at end of period	$11.56	$13.47	$11.70	$11.07
Number of accumulation units outstanding at end of period	211,800	30,598	24,719	17,577
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.02	$7.22	$7.04	$6.54	$5.16	$6.98	$7.49
Value at end of period	$9.12	$9.02	$7.22	$7.04	$6.54	$5.16	$6.98
Number of accumulation units outstanding at end of period	326,473	18,580	21,646	544,652	571,723	20,897	7,572
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$12.67	$10.89
Value at end of period	$13.47	$12.67
Number of accumulation units outstanding at end of period	38,848	25,500
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.18	$9.96	$9.64	$8.90	$7.20	$9.36	$10.00
Value at end of period	$11.51	$11.18	$9.96	$9.64	$8.90	$7.20	$9.36
Number of accumulation units outstanding at end of period	2,205,316	265,732	263,048	548,608	275,705	35,518	6,121
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.74	$13.75	$12.62	$11.04	$8.51	$9.87	$10.00
Value at end of period	$15.24	$14.74	$13.75	$12.62	$11.04	$8.51	$9.87
Number of accumulation units outstanding at end of period	526,144	330,075	380,649	430,312	189,683	94,503	23,562
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.09	$14.43	$13.68	$11.44	$8.57	$10.07	$10.00
Value at end of period	$14.78	$16.09	$14.43	$13.68	$11.44	$8.57	$10.07
Number of accumulation units outstanding at end of period	350,860	226,332	255,221	345,339	128,264	50,587	7,282
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.27	$10.08	$10.02
Value at end of period	$10.67	$10.27	$10.08
Number of accumulation units outstanding at end of period	908,385	134,360	58,209
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.19	$11.95	$11.40
Value at end of period	$14.24	$13.19	$11.95
Number of accumulation units outstanding at end of period	471,739	13,856	4,439
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.28	$9.03	$8.61	$7.98	$6.54	$9.01	$10.00
Value at end of period	$10.37	$10.28	$9.03	$8.61	$7.98	$6.54	$9.01
Number of accumulation units outstanding at end of period	103,365	79,079	87,969	53,133	34,458	28,742	15,562

SDVA

44

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.70	$11.22	$10.60
Value at end of period	$12.01	$12.70	$11.22
Number of accumulation units outstanding at end of period	300,385	8,061	4,135
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.42	$9.71	$9.86
Value at end of period	$10.80	$11.42	$9.71
Number of accumulation units outstanding at end of period	15,632	4,054	507
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$9.86	$8.83	$8.74	$8.18	$10.00
Value at end of period	$10.03	$9.86	$8.83	$8.74	$8.18
Number of accumulation units outstanding at end of period	109,759	4,927	5,894	518,311	467,546
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$11.29	$9.78	$9.21	$8.20	$10.00
Value at end of period	$12.71	$11.29	$9.78	$9.21	$8.20
Number of accumulation units outstanding at end of period	75,420	7,207	5,031	140,140	190,714
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$8.02	$7.41	$8.19	$9.35	$10.00
Value at end of period	$7.47	$8.02	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	78,961	43,490	45,832	282,310	74,879
PROFUND VP SMALL-CAP
(Fund first available during December 2003)
Value at beginning of period	$13.13	$11.65	$11.53	$10.05	$10.00
Value at end of period	$12.62	$13.13	$11.65	$11.53	$10.05
Number of accumulation units outstanding at end of period	203,377	22,865	62,081	317,954	426,723

	Separate Account Annual Charges of 1.90%

	2007	2006	2005	2004	2003	2002	2001
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.99	$11.45	$11.81	$10.61	$8.41	$10.00
Value at end of period	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41
Number of accumulation units outstanding at end of period	407,060	6,541	6,543	668,459	510,398	0
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.26	$11.32	$10.19
Value at end of period	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	2,093,431	11,104	11,597

SDVA

45

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68	$10.00
Value at end of period	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68
Number of accumulation units outstanding at end of period	4,680,415	165,314	155,560	117,473	73,653	26,329	8,281
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57	$10.00
Value at end of period	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Number of accumulation units outstanding at end of period	3,328,365	133,068	139,709	3,034,707	1,794,730	24,657	9,493
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.57	$12.59	$11.00
Value at end of period	$13.67	$12.57	$12.59
Number of accumulation units outstanding at end of period	2,203,795	10,480	5,547
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.72	$12.21	$11.82	$10.97	$10.00
Value at end of period	$14.07	$13.72	$12.21	$11.82	$10.97
Number of accumulation units outstanding at end of period	12,320,745	275,143	259,406	9,395,072	1,387,064
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.40	$13.39	$11.80	$10.75	$10.00
Value at end of period	$15.79	$14.40	$13.39	$11.80	$10.75
Number of accumulation units outstanding at end of period	16,518,911	365,547	361,680	12,085,363	1,785,979
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	7,399,154	174,458	156,496	3,432,847	564,361
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.40	$10.97	$10.42
Value at end of period	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	1,497,213	15,523	17,235
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.18	$11.59	$11.18
Value at end of period	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	2,020,311	47,308	44,540
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.72	$11.14	$11.03
Value at end of period	$13.01	$12.72	$11.14
Number of accumulation units outstanding at end of period	616,136	4,804	3,528

SDVA

46

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.03	$11.12	$10.48
Value at end of period	$11.75	$12.03	$11.12
Number of accumulation units outstanding at end of period	6,554,096	9,732	8,414
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.02	$10.19
Value at end of period	$10.12	$10.02
Number of accumulation units outstanding at end of period	1,154,121	5,452
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.07	$9.96
Value at end of period	$11.31	$11.07
Number of accumulation units outstanding at end of period	1,693,559	18,010
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.95	$10.69	$9.87	$9.95
Value at end of period	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	2,188,808	71,746	69,489	592,804
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during December 2004)
Value at beginning of period	$11.04	$10.66	$10.45	$10.48
Value at end of period	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	63,947	10,224	12,100	45,863
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.15	$11.97	$11.08
Value at end of period	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	8,323,499	32,111	22,982
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.55	$10.49	$10.25
Value at end of period	$10.72	$10.55	$10.49
Number of accumulation units outstanding at end of period	2,555,539	179,535	76,434
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.68	$11.39	$11.14
Value at end of period	$11.61	$11.68	$11.39
Number of accumulation units outstanding at end of period	2,016,708	3,791	793
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.89	$9.98
Value at end of period	$10.96	$10.89
Number of accumulation units outstanding at end of period	3,327,805	42,469
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.70
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	1,654,397

SDVA			47

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.09
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	5,669,078
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$13.58	$11.42
Value at end of period	$12.35	$13.58
Number of accumulation units outstanding at end of period	1,147,959	13,045
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.88	$13.33	$10.22
Value at end of period	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	2,480,959	47,838	14,432
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.20	$11.38	$10.77
Value at end of period	$13.12	$12.20	$11.38
Number of accumulation units outstanding at end of period	2,260,551	3,219	1,059
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$15.66	$12.98	$11.44	$10.31
Value at end of period	$18.57	$15.66	$12.98	$11.44
Number of accumulation units outstanding at end of period	7,056,278	6,521	2,118	1,251,267
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.22	$13.68	$10.34
Value at end of period	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	4,150,407	30,698	12,577
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.78	$14.86	$13.80	$11.85	$10.00
Value at end of period	$19.14	$17.78	$14.86	$13.80	$11.85
Number of accumulation units outstanding at end of period	1,210,655	27,440	26,010	725,812	104,296
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.76	$14.66	$13.78	$11.65	$9.13	$10.00
Value at end of period	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13
Number of accumulation units outstanding at end of period	53,606	120,976	141,544	143,912	82,437	2,029
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.80	$12.93	$13.63	$10.30	$7.82	$10.00
Value at end of period	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	1,905,053	70,056	83,207	2,099,655	1,006,794	2,735

SDVA

48

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.49	$10.60	$10.35
Value at end of period	$12.10	$12.49	$10.60
Number of accumulation units outstanding at end of period	303,647	216,347	251,520
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	5,775,127	74,000	53,936	3,062,604	582,823	2,717
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.64	$12.64	$11.59	$10.80	$10.00
Value at end of period	$13.13	$13.64	$12.64	$11.59	$10.80
Number of accumulation units outstanding at end of period	1,845,050	19,873	26,458	1,947,332	291,189
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.17	$9.73	$9.36	$8.38	$6.97	$8.82	$9.22
Value at end of period	$9.37	$10.17	$9.73	$9.36	$8.38	$6.97	$8.82
Number of accumulation units outstanding at end of period	4,410,676	91,577	96,826	4,964,766	4,168,723	38,567	19,211
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.75	$11.87	$11.22	$9.60
Value at end of period	$13.93	$13.75	$11.87	$11.22
Number of accumulation units outstanding at end of period	7,948,285	119,655	76,208	4,747,062
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.18	$11.64	$11.11	$10.08
Value at end of period	$13.43	$13.18	$11.64	$11.11
Number of accumulation units outstanding at end of period	28,498,863	128,399	112,685	8,321,452
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.62	$11.34	$10.93	$9.77
Value at end of period	$12.96	$12.62	$11.34	$10.93
Number of accumulation units outstanding at end of period	22,000,061	203,295	149,841	7,820,447
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.19	$11.15	$10.79	$10.09
Value at end of period	$12.55	$12.19	$11.15	$10.79
Number of accumulation units outstanding at end of period	9,940,027	152,623	119,838	3,664,368
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81	$14.76
Value at end of period	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81
Number of accumulation units outstanding at end of period	7,176,523	423,630	301,712	5,864,378	5,938,918	130,083	45,601

SDVA

49

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$14.28	$12.37	$11.96	$11.09	$10.00
Value at end of period	$14.59	$14.28	$12.37	$11.96	$11.09
Number of accumulation units outstanding at end of period	1,511,130	25,181	21,046	2,375,113	2,433,238
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.29	$11.94	$11.17	$9.69
Value at end of period	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	4,698,315	12,344	10,443	5,851,107
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.06	$12.37	$10.31
Value at end of period	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	2,132,164	27,358	27,718
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81	$19.87
Value at end of period	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81
Number of accumulation units outstanding at end of period	4,937,788	167,405	157,559	6,519,914	5,686,198	58,555	8,837
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.58	$11.36	$10.15
Value at end of period	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	3,289,948	43,360	31,643
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.05	$9.42
Value at end of period	$10.09	$10.05
Number of accumulation units outstanding at end of period	111,788	864
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$13.85	$11.96	$10.06
Value at end of period	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	61,537	69,753	74,094
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$15.49	$13.43	$12.09	$10.71	$8.28	$10.00
Value at end of period	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28
Number of accumulation units outstanding at end of period	726,775	14,129	7,670	19,568	16,760	193
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$22.97	$20.37	$19.64	$17.73	$14.51	$19.69	$21.36
Value at end of period	$23.49	$22.97	$20.37	$19.64	$17.73	$14.51	$19.69
Number of accumulation units outstanding at end of period	1,511,362	29,900	29,661	2,260,629	2,258,725	15,015	1,674

SDVA

50

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43	$11.05
Value at end of period	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43
Number of accumulation units outstanding at end of period	7,988,044	188,700	191,646	6,098,052	5,824,732	280,008	20,362
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.80	$11.04	$10.78	$10.00
Value at end of period	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	7,002,995	204,294	182,920	8,122,576
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.53	$10.94	$10.77
Value at end of period	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	1,078,284	25,524	24,534
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.97	$10.86	$10.47
Value at end of period	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	7,169,959	21,668	13,303
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.15	$9.61
Value at end of period	$12.60	$11.15
Number of accumulation units outstanding at end of period	1,019,572	5,116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.70	$11.46	$10.28
Value at end of period	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	2,123,234	16,003	6,246
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89	$10.00
Value at end of period	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89
Number of accumulation units outstanding at end of period	35,639	43,384	51,164	52,656	57,505	27,828	5,621
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.33	$10.96	$10.05
Value at end of period	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	6,322,557	144,645	51,306
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.28	$11.37	$11.15	$10.07
Value at end of period	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	4,059,029	44,680	36,115	5,039,682

SDVA

51

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.30
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	392,078
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.39	$11.38	$10.89	$9.86
Value at end of period	$12.38	$12.39	$11.38	$10.89
Number of accumulation units outstanding at end of period	1,316,226	27,863	32,529	2,049,551
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.35	$11.91	$11.13	$10.01
Value at end of period	$13.22	$13.35	$11.91	$11.13
Number of accumulation units outstanding at end of period	49,141	1,795	2,950	2,964
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.86	$12.60	$11.13
Value at end of period	$15.30	$12.86	$12.60
Number of accumulation units outstanding at end of period	482,767	3,838	3,805
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.90	$12.23	$12.05	$10.52	$8.27	$10.00
Value at end of period	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27
Number of accumulation units outstanding at end of period	908,754	95,691	98,322	177,317	54,491	2,102
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.93	$10.82	$10.48
Value at end of period	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	535,106	15,076	28,433
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.63	$10.61	$10.19
Value at end of period	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	2,316,153	35,898	19,921
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.60	$11.07	$10.68
Value at end of period	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	2,337,338	38,660	18,860
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.44	$15.88	$13.86	$9.70
Value at end of period	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	1,167,059	61,826	41,575	1,760,569

SDVA

52

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.41	$11.67	$11.06	$10.12
Value at end of period	$11.49	$13.41	$11.67	$11.06
Number of accumulation units outstanding at end of period	760,285	41,524	41,177	212,751
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$8.93	$7.15	$6.99	$6.51	$5.14	$6.96	$7.48
Value at end of period	$9.02	$8.93	$7.15	$6.99	$6.51	$5.14	$6.96
Number of accumulation units outstanding at end of period	1,001,188	37,341	37,144	1,550,262	1,506,719	6,583	2,697
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.65	$10.64
Value at end of period	$13.43	$12.65
Number of accumulation units outstanding at end of period	283,014	33,832
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36	$10.00
Value at end of period	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36
Number of accumulation units outstanding at end of period	2,893,658	121,893	127,326	1,954,792	957,662	26,792	4,667
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87	$10.00
Value at end of period	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87
Number of accumulation units outstanding at end of period	1,575,560	204,576	215,751	770,708	113,912	97,941	4,408
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07	$10.00
Value at end of period	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07
Number of accumulation units outstanding at end of period	1,249,342	172,412	176,453	711,336	101,972	69,821	5,763
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.25	$10.06	$10.03
Value at end of period	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	8,987,148	68,813	38,902
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.16	$11.94	$11.12
Value at end of period	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	1,781,721	2,134	1,178
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00	$10.00
Value at end of period	$10.27	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00
Number of accumulation units outstanding at end of period	257,781	31,506	39,022	15,744	13,516	7,083	3,112
SDVA

53

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.67	$11.21	$11.07
Value at end of period	$11.96	$12.67	$11.21
Number of accumulation units outstanding at end of period	1,109,619	2,818	239
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.40	$11.11
Value at end of period	$10.77	$11.40
Number of accumulation units outstanding at end of period	145,287	634
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$9.77	$8.76	$8.69	$8.14	$10.00
Value at end of period	$9.93	$9.77	$8.76	$8.69	$8.14
Number of accumulation units outstanding at end of period	676,329	9,584	22,904	1,940,698	1,278,503
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$11.19	$9.71	$9.16	$8.17	$10.00
Value at end of period	$12.58	$11.19	$9.71	$9.16	$8.17
Number of accumulation units outstanding at end of period	347,925	6,151	7,232	557,626	445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	446,410	37,896	35,267	1,007,799	812,145
PROFUND VP SMALL-CAP
(Fund first available during December 2003)
Value at beginning of period	$13.02	$11.57	$11.47	$10.01	$10.00
Value at end of period	$12.49	$13.02	$11.57	$11.47	$10.01
Number of accumulation units outstanding at end of period	827,637	21,395	34,866	1,815,670	1,694,421

SDVA

54

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)		Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Operations for the years ended December 31, 2007, 2006, and 2005
		-	Balance Sheets as of December 31, 2007 and 2006
		-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2007, 2006, and 2005
		-	Statements of Cash Flows for the years ended December 31, 2007, 2006, and 2005
		-	Notes to Financial Statements
Financial Statements of Separate Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2007
		-	Statements of Operations for the year ended December 31, 2007
		-	Statements of Changes in Net Assets for the years ended December 31, 2007 and
2006
		-	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits:
(b)

(1)			Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)			Not Applicable

(3)	(a)		Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	(b)		Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(c)		Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(d)	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(e)	Expense Reimbursement Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(f)	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	(g)	Amendment to the Distribution Agreement between ING USA and Directed Services
Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 13, 2004 (File Nos. 333-28755, 811-05626).

	(h)	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	(a)	Deferred Combination Variable and Fixed Annuity Group Master Contract, (GA-MA-
1080), incorporated herein by reference to Pre-Effective Amendment No. 1 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on July 3,
2001 (File Nos. 333-57218, 811-05626).

	(b)	Deferred Combination Variable and Fixed Annuity Contract, (GA-IA-1080),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on July 3, 2001 (File
Nos. 333-57218, 811-05626).

	(c)	Deferred Combination Variable and Fixed Annuity Certificate, (GA-CA-1080),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on July 3, 2001 (File
Nos. 333-57218, 811-05626).

	(d)	Individual Retirement Annuity Rider, (GA-RA-1009 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

(e)	Roth Individual Retirement Annuity Rider, (GA-RA-1038 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

(f)	403(b) Rider, (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(g)	(4)(j) GET Fund Endorsement (GA-RA-1085), incorporated herein by reference to
Pre-Effective Amendment No. 1 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-05626).

(h)	Endorsement for Premium Bonus Credit (GA-RA-1096), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692,
811-05626).

(i)	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

(j)	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

(k)	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

(l)	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(m)	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94),
incorporated herein by reference to Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	(n)	Company Address and Name Change Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679,
811-05626).

(5)		ING SmartDesign Variable Annuity Customer Data Form, (GA-CDF-1095)
(01/01/02) 125120, incorporated herein by reference to Post-Effective Amendment
No. 5 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 16, 2003 (File Nos. 333-57218, 811-05626).

(6)	(a)	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-
1 for ING USA Annuity and Life Insurance Company filed with the Securities and
Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	(b)	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	(c)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No.
1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
Nos. 333-133076).

	(d)	Resolution of the board of directors for Powers of Attorney, dated (04/23/99), incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	(e)	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI
into GALIC and renamed ING USA Annuity and Life Insurance Company, dated
(06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not applicable.

(8)	(a)	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective
Amendment No. 28 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 1, 1998 (File Nos. 033-23351, 811-05626).

(b)	Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(c)	Participation Agreement between Golden American Life Insurance Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, and Aetna
Variable Portfolios, Inc., on behalf of each of its series (each a "Fund" or in the aggregate "Funds"), and Aeltus Investment Management, Inc. ("Aeltus" or "Adviser"),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(d)	Form of Participation Agreement between Golden American Life Insurance
Company, Alliance Capital Management L.P., Alliance Fund Distributors, Inc.,
Alliance Variable Products Series Fund, Inc. and Directed Services, Inc., incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-05626).

(e)	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

(f)	Amendment to Participation Agreement by and between AIM Variable Insurance
Funds, Inc., Golden American Life Insurance Company and Directed Services, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

(g)	Participation Agreement between Golden American Life Insurance Company,
INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and
INVESCO Distributors, Inc. incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(h)	Participation Agreement and between Golden American Life Insurance Company and
Janus Aspen Series, incorporated herein by reference to Post-Effective amendment
No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(i)	Participation Agreement between Golden American Life Insurance Company, Brinson
Series Trust and Brinson Advisors, Inc., incorporated by reference to Post-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on October 26, 2001 (File Nos.
333-63692, 811-05626).

(j)	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-
05626).

(k)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc.,
incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(l)	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC and
ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(m)	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

(n)	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

(o)	Participation Agreement by and between ING Variable Portfolios, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

(p)	Participation Agreement by and between Portfolio Partners, Inc., Golden American
Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

(q)	Amendment to Participation Agreement by and between Portfolio Partners, Inc.,
Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement
on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-
70600, 811-05626).

(r)	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity
Company and ING Financial Advisers, LLC, incorporated herein by reference to Post-
Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(s)	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds,
incorporated herein by reference to Post-Effective amendment No. 32 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 26,
2002 (File Nos. 033-23351, 811-05626).

(t)	Amendment to Participation Agreement by and between Fidelity Distributors
Corporation and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-
33914, 811-05626).

(u)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(v)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

(w)	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-
33914, 811-05626).

(x)	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors
LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

(y)	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and
Pioneer Funds Distributor, Inc., incorporated herein by reference to Post-Effective
Amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(z)	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(aa)	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914,
811-05626).

(bb)	Participation Agreement between Golden American Life Insurance Company and
Putnam Variable Trust and Putnam Retail Management, L.C., incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4 for Separate Account B filed with the Securities and Exchange Commission on
October 26, 2001 (File Nos. 333-63692, 811-05626).

	(cc)	Participation Agreement by and between Prudential Series Fund, Inc., Golden
American Life Insurance Company Prudential Insurance Company of America and
Prudential Investment Management Services LLC, incorporated herein by reference to
Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

	(dd)	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of
America and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679,
811-05626).

	(ee)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of
October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. incorporated by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626)

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Valerie G. Brown*	5780 Powers Ferry Road	President
Atlanta, GA 30327-4390
Robert G. Leary*	230 Park Avenue, 13th Floor,	Director
New York, NY 10169
Bridget M. Healy*	230 Park Avenue, 13th Floor,	Director
New York, NY 10169
David A. Wheat*	5780 Powers Ferry Road	Chief Financial Officer, Director and
	Atlanta, GA 30327-4390	Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Kathleen A. Murphy*	151 Farmington Avenue	Director and Senior Vice President
Hartford, CT 06156

Thomas J. McInerney*	151 Farmington Avenue	Director and Chairman
Hartford, CT 06156
Catherine H. Smith*	151 Farmington Avenue	Director and Senior Vice President
Hartford, CT 06156
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Daniel P. Mulheran,	20 Washington Avenue South	Senior Vice President
Sr.	Minneapolis, MN 55401
Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390
Michel G. Perreault	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Linda E. Senker	1475 Dunwoody Drive	Vice President and Chief Compliance Officer
West Chester, PA 19380
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney,
Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company
(File No. 333-105479), as filed with the Securities and Exchange Commission on April 11, 2008.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of March 31, 2008, there are 12,054 qualified contract owners and 8,987 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings,
Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50%
or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. Directed Services LLC is the
principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ,
ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of
ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of
Directed Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name	Principal Business Address	Positions and Offices with Underwriter
A. Bayard Closser		President and Director
Robert J. Hughes		Director
Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103
Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258
Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President and Assistant
	Scottsdale, AZ 85258	Secretary

Name	Principal Business Address	Positions and Offices with Underwriter
Laurie M. Tillinghast	10 State House Square	Senior Vice President
Hartford, CT 06103

Stanley D. Vyner	230 Park Ave 13th Floor,	Senior Vice President
New York, NY 10169

Richard E. Gelfand		Chief Financial Officer

Beth G. Shanker	1290 Broadway	Broker Dealer Chief Compliance Officer
Denver, CO 80203

Joseph M. O’Donnell	7337 E Doubletree Ranch Road,	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road,	Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square	Vice President
Hartford, CT 06103

Todd R. Modic	7337 E Doubletree Ranch Road,	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	7337 E Doubletree Ranch Road,	Vice President and Treasurer
Scottsdale, AZ 85258

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Joy M. Benner	20 Washington Avenue South,	Secretary
Minneapolis, MN 55401

Diana R. Cavender	20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401

G. Stephen Wastek	7337 E Doubletree Ranch Road,	Assistant Secretary
Scottsdale, AZ 85258

Bruce Kuennen		Attorney-in-Fact

(c)
	2007 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services	$553,818,186	$0	$0	$0
LLC

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-
Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effect
Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania,
on the 15th day of April, 2008.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:

Valerie G. Brown*
President (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2008.

Signature	Title
President

Valerie G. Brown*	(principal executive officer)
Chief Accounting Officer

Steven T. Pierson*
DIRECTORS
Chief Financial Officer

David A. Wheat*

Bridget M. Healy*

Robert G. Leary*

Thomas J. McInerney*

Kathleen A. Murphy*

Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
(13)	Powers of Attorney	EX-99.B13